UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-04416
                                                     ---------

                                  Armada Funds
        --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
        --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Bruce McConnel, Esq.
                           Drinker Biddle & Reath LLP
                     One Logan Square, 18th & Cherry Streets
                           Philadelphia, PA 19103-6996
        --------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-622-3863
                                                            ------------

                      Date of fiscal year end: May 31, 2005
                                               ------------

                   Date of reporting period: November 30, 2004
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                               [GRAPHIC OMITTED]
                                      2004
                         ARMADA FUNDS SEMI-ANNUAL REPORT


                               MONEY MARKET FUNDS
                                NOVEMBER 30, 2004
                                   (Unaudited)



                               [GRAPHIC OMITTED]
                                ARMADA FUNDS(R)
                              WWW.ARMADAFUNDS.COM

MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND
MONEY MARKET FUND
OHIO MUNICIPAL MONEY MARKET FUND
PENNSYLVANIA TAX EXEMPT
   MONEY MARKET FUND
TAX EXEMPT MONEY MARKET FUND
TREASURY MONEY MARKET FUND
TREASURY PLUS MONEY MARKET FUND


EQUITY FUNDS

INTERNATIONAL EQUITY FUND
LARGE CAP CORE EQUITY FUND
LARGE CAP GROWTH FUND
LARGE CAP VALUE FUND
MID CAP GROWTH FUND
MID CAP VALUE FUND
S&P 500 INDEX FUND
SMALL CAP CORE FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND


ASSET ALLOCATION FUNDS

AGGRESSIVE ALLOCATION FUND
BALANCED ALLOCATION FUND
CONSERVATIVE ALLOCATION FUND


FIXED INCOME FUNDS

BOND FUND
GOVERNMENT MORTGAGE FUND
INTERMEDIATE BOND FUND
LIMITED MATURITY BOND FUND
TOTAL RETURN ADVANTAGE FUND
ULTRA SHORT BOND FUND


TAX FREE BOND FUNDS

INTERMEDIATE TAX EXEMPT BOND FUND
MICHIGAN INTERMEDIATE MUNICIPAL
   BOND FUND
OHIO INTERMEDIATE TAX EXEMPT
   BOND FUND
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND


   Chairman's Message ..................................................    1
   Economic and Market Overview ........................................    2
   Disclosure of Portfolio Holdings ....................................    4
   Disclosure of Fund Expenses .........................................    5


FINANCIAL STATEMENTS

   Financial Highlights ................................................    7
   Statements of Net Assets ............................................   10
   Statements of Operations ............................................   30
   Statements of Changes in Net Assets .................................   32
   Notes to Financial Statements .......................................   35

--------------------------------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF ARMADA MONEY MARKET FUNDS (THE "FUNDS") CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION ABOUT THE FUNDS MAY BE OBTAINED BY CONTACTING YOUR INVESTMENT PROFESSIONAL, CALLING 1-800-622-FUND (3863), OR DOWNLOADING ONE AT WWW.ARMADAFUNDS.COM. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

AN INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

NATIONAL CITY INVESTMENT MANAGEMENT COMPANY ("IMC") SERVES AS INVESTMENT ADVISER TO THE FUNDS, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE. THE FUNDS ARE DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC ("PFD"), 760 MOORE ROAD, KING OF PRUSSIA, PA 19406. PFD IS NOT AFFILIATED WITH IMC AND IS NOT A BANK.

                                                       ARMADA MONEY MARKET FUNDS
                                                              CHAIRMAN'S MESSAGE


January 2005

DEAR SHAREHOLDERS:

This report provides important information on the financial markets, your investments, and other funds offered by Armada. The Economic and Market Overview offers valuable insight into major events affecting the global markets over the past six months. I encourage you to review the financial information to keep informed about your investments.

For the six-month period ended November 30, 2004, total assets of the Armada Funds decreased 7.9% from $14.2 to $13.1 billion. $1 billion of this decrease resulted from net shareholder redemptions in the Armada money market funds (of which $265 million was transferred to the new Armada Advantage Institutional Money Market Fund discussed below). In August, we liquidated the Armada Tax Managed Equity Fund, primarily for tax reasons.

Launched in October, the Armada Advantage Institutional Money Market Fund is a new product for investors who meet the $5 million initial investment requirement. This Fund is a separate registered investment company managed by the Advisor, and its report is being sent to its shareholders.

We would like to welcome those shareholders previously invested in Provident Riverfront Funds, who approved their reorganization into Armada Funds in October 2004.

For more information about the Armada Funds, please contact your investment professional or call 1-800-622-FUND (3863). You may also visit our web site at www.armadafunds.com.

As always, we appreciate your continued confidence in Armada Funds. We look forward to growing with you and helping you achieve your financial goals in 2005. Best wishes for a happy, healthy, and prosperous New Year.

Sincerely,

/s/ Robert D. Neary

Robert D. Neary
Chairman


                                                               [GRAPHIC OMITTED]
                                                                       ARMADA(R)
                                                                           FUNDS

ARMADA MONEY MARKET FUNDS
ECONOMIC AND MARKET OVERVIEW

January 2005

Dear Investor:

Despite a divisive presidential election, the conflict in Iraq, and a sharp rise in oil prices, the U.S. economy expanded at a healthy pace in 2004. According to the Bureau of Economic Analysis, real gross domestic product (GDP) rose on an annualized basis by 4.5% during the first quarter, 3.3% during the second, and 4% during the third.

Corporate earnings grew at an even faster pace, with operating profits for the S&P 500 rising an annualized 20% during the first three quarters of 2004. U.S. companies continued to reap the benefits of ongoing productivity gains, as well as the fruits of recent expense reductions. The decline of the dollar against virtually every major currency certainly helped, both in stimulating demand for U.S. goods as well as through the translation of these foreign profits into U.S. dollars. In the aggregate, elevated levels of both operating and financial leverage, combined with four quarters in a row of double-digit revenue growth, led to a 25-year high in S&P 500 operating margins for the third quarter.

Meanwhile, after reducing the federal funds rate to a 45-year-low of 1% in June of 2003, the Fed finally reversed course in June 2004 and embarked on a series of "measured" rate hikes. However, even after 5 successive quarter-point increases, the Fed remains extremely accommodative. The real fed funds rate (nominal rate of 2.25% minus inflation) is little changed and still inordinately low. Indeed, signs of inflation have begun to re-emerge, with the Producer Price Index rising 5% year-over-year through November and the Consumer Price Index up 3.5%. The core indices, which exclude volatile food and energy prices, also rose though at the lesser rates of 1.9% and 2.2%, respectively, over the same period.


A BUSH VICTORY ENDS MONTHS OF STAGNATION FOR EQUITY PRICES

The equity markets had much to contend with during the year. For starters, oil prices surged past $55 a barrel in September while U.S. casualties in Iraq mounted. Uncertainty over the impact of Fed tightening and the outcome of the November election also left investors sitting on the sidelines. Many feared that a Kerry victory would mean an end to the cuts in dividends and capital gains taxes made during President Bush's first term, as well as a focus on deficit reduction rather than growth.

A clear and convincing Republican victory finally put an end to the market's tentative performance. Investors signaled their approval by pushing the total return of the Russell 1000 Index, a leading large cap benchmark, up 8.05% in the year's final 2 months. That's a full 70% of the 11.36% return recorded by the index for the entire year. The post-election rally proved broad-based, with every sector finishing in positive territory. From a market-cap perspective, small cap stocks were again the top performers. The Russell 2000 Index, a leading small-cap benchmark, returned a full 11.93% just in November-December and an impressive 18.37% for the year.


FIXED INCOME YIELDS REMAIN ARTIFICIALLY LOW THROUGHOUT THE YEAR

Yields on Treasuries (which move in the opposite direction of prices) remained low--artificially, in our view--throughout the period. Treasury prices were bolstered, in part, by strong demand from Asian central banks. In an ironic twist, the accelerating decline in the value of the U.S. currency has led to massive foreign exchange intervention by foreign central banks and subsequently, to a recycling of these dollars into U.S. fixed income instruments. Such buying, coupled with inordinately low real yields courtesy of the Fed, led to a fairly narrow range for the yield on the 10-year note. In fact, at 4.22% on December 31st, the yield was within 3 basis points of where it began the year.

Corporate bonds of all types enjoyed the fruits of improved credit quality and enhanced demand for much of the year. This combination pushed the spread between similar duration Treasury notes and investment grade corporates down to an average of less than 50 basis points at year-end. The rally in the high yield market was even more impressive, as spreads shrunk to a 9-year low of under 350 basis points, as reported by Lehman Brothers, to help generate a total return exceeding 11% for the year.


STRONG EARNINGS OVERSHADOW THE EURO ZONE'S MODEST GROWTH

Bush's re-election and a 25% retreat off oil-price highs also provided a healthy balm for European equities. While the Morgan Stanley MSCI Europe Index, a leading benchmark of European stock markets, returned 10.92% (in local terms) for the year, over two-thirds of this gain occurred during the fourth quarter. The news was even better for U.S.-based investors. The euro's strength translated into a 19.53% total return in U.S. dollars for the Europe Index in 2004.

Despite the euro's 7.6% gain since January 1--and an 11.1% jump over the past six months--many of Europe's largest companies reported solid earnings growth. Benefiting from a combination of successful cost cutting and solid volume gains, the Dow Jones Euro Stoxx 50, which tracks performance of blue chip European companies, saw earnings climb by 10.6%. This performance is all the more remarkable considering the euro zone's annualized 1.8% GDP growth over the first three quarters. For its part, the European Central Bank remained neutral and let the Fed play catch-up. The ECB has left short-term rates unchanged at 2% for 18 consecutive months.


REVISED GDP NUMBERS CAST DOUBT ON THE STRENGTH OF JAPAN'S RECOVERY

Japan's recovery continued in 2004, although the strength of the country's turnaround appeared to be far weaker than previously thought. In December, the Japanese government announced a change in the way it calculated GDP to conform more closely to international standards. In doing so, it revised the 3.2% growth rate for the fiscal year that ended March 2004 down to just 2%. The new methodology revealed that the country's economy did not grow at all from April through June 2004 and actually shrank during the July through September period. With disappointing capital spending numbers released on December 9, the Nikkei 225, an index of leading stocks on the Tokyo Stock Exchange, fell to a five-week closing low. Over the past six months, the Nikkei has shed 6.4% in local terms.

Japan has been benefiting largely from the strength of its exports, particularly to China. The latter has substantial transportation, power generation, and other infrastructure needs filled by Japanese companies. Unfortunately, new Chinese banking regulations have cooled demand by restricting the amount that companies can borrow for certain types of capital spending projects. Any such "slowdown" in China has major implications for both global growth and financial market performance in 2005.


EQUITY AND FIXED INCOME MARKETS FACE A MORE CHALLENGING ROAD AHEAD

Signs of a potential U.S. slowdown are currently being seen in the Conference Board's U.S. leading index, which fell in October for the fifth consecutive month. As noted in its November 18 release, "While the leading index is not yet signaling a downturn in the economy, the growth rate of the leading index has slowed below its long-term trend growth rate. This is consistent with real GDP continuing to grow...but more slowly than its long-term trend rate."

Although the short-term outlook for U.S. corporate profits remains strong, it's likely that earnings growth will total barely half of the heady pace of the past two years. Labor should claim a larger share of profits as the workforce expands, productivity slows, and compensation inches higher. With the market's P/E multiple well above historic norms, interest rates likely to rise, and profit growth slowing, valuation is primed to become an increasing concern.

The fixed income market appears equally challenged. With the U.S. economy in the early stages of a "reflation" cycle, yields near their historic lows and the dollar falling fast, it's hard to imagine bond prices remaining at their current lofty levels. Slackening demand from foreign buyers alone could push yields up 50 to 100 basis points.

Dollar weakness is likely to continue until--and unless--the U.S. addresses its budget and current account deficits. That should create a headwind for European and Japanese companies, making their products less competitive at home and abroad. Japan, which has relied so heavily on exports to emerge from its long recession, appears particularly vulnerable.

Despite a growth environment that should continue to lag that of the U.S., the European markets do remain undervalued on a relative basis in terms of dividend yields and price-to-book values. We see some selective opportunities emerging in France, Italy, and Spain.

Investors seeking a secular growth story will likely continue to do well by having an allocation to commodities. The "industrial revolutions" in China, India, and other developing markets are driving the demand for a range of industrial metals as well as agricultural products, natural gas, and oil. Although a cyclical slowdown may appear sometime in 2005, we believe the growth story in Asian emerging markets is still in the early stages of a major long-term trend. Higher demand, restrained supply and a lower U.S. dollar all portend significant positive returns from timely investments in the commodity markets.


/s/ Donald L. Ross

Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company

ARMADA MONEY MARKET FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS

The SEC adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For Armada Funds, this will be for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Armada Funds' Form N-Q is available upon request, without charge, by calling 1-800-622-FUND(3863), visiting the Fund's website at www.armadafunds.com, the SEC's website at http://www.sec.gov, or it may be copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percent of total investments, are provided in compliance with such requirement.


--------------------------------------------------------------------------------
                          Government Money Market Fund
                          ----------------------------
Federal National Mortgage Association                                   25.5%
Federal Home Loan Mortgage Corporation                                  24.8
Federal Home Loan Bank                                                  21.4
Repurchase Agreements                                                   18.5
Federal Farm Credit Bank                                                 9.5
Other Money Market Fund                                                  0.3
                                                                       ------
                                                                       100.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                Money Market Fund
                                -----------------
U.S. Government Agency Obligations                                      38.1%
Commerical Paper                                                        28.8
Corporate Bonds                                                         15.1
Repurchase Agreements                                                   12.9
Certificates of Deposit                                                  4.7
Municipal Security                                                       0.2
Other Money Market Fund                                                  0.2
                                                                       ------
                                                                       100.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                        Ohio Municipal Money Market Fund
                        --------------------------------
Education Revenue Bonds                                                 34.5%
Anticipation Notes                                                      14.0
General Obligation Bonds                                                14.0
Industrial Development Revenue Bonds                                     8.7
Hospital/Nursing Homes Revenue Bonds                                     8.3
Pollution Control Revenue Bonds                                          7.4
Water/Sewer Revenue Bonds                                                7.1
Other Revenue Bonds                                                      2.8
Transportation Revenue Bonds                                             1.3
Public Facilities Revenue Bonds                                          0.9
Retirement Community Revenue Bonds                                       0.9
Other Money Market Funds                                                 0.1
                                                                       ------
                                                                       100.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                    Pennsylvania Tax Exempt Money Market Fund
                    -----------------------------------------
Industrial Development Revenue Bonds                                    20.9%
Education Revenue Bonds                                                 18.8
Hospital/Nursing Home Revenue Bonds                                     18.5
Pollution Control Revenue Bonds                                         15.5
Public Purpose Revenue Bonds                                            11.3
General Obligation Bonds                                                 5.8
Retirement Community Revenue Bonds                                       2.7
Anticipation Notes                                                       1.7
Transportation Revenue Bonds                                             1.4
Water/Sewer Revenue Bonds                                                1.4
Other Revenue Bonds                                                      1.3
Other Money Market Funds                                                 0.7
                                                                       ------
                                                                       100.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          Tax Exempt Money Market Fund
                          ----------------------------
Education Revenue Bonds                                                 26.2%
Hospital/Nursing Home Revenue Bonds                                     14.3
Industrial Development Revenue Bonds                                    11.0
Pollution Control Revenue Bonds                                          9.6
General Obligation Bonds                                                 9.4
Anticipation Notes                                                       6.3
Public Facilities Revenue Bonds                                          6.0
Tax Exempt Commerical Paper                                              5.9
Water/Sewer Revenue Bonds                                                5.3
Public Purpose Revenue Bonds                                             2.6
Transportation Revenue Bonds                                             1.4
Retirement Community Revenue Bonds                                       1.1
Other Revenue Bonds                                                      0.8
Other Money Market Funds                                                 0.1
                                                                       ------
                                                                       100.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           Treasury Money Market Fund
                           --------------------------
U.S. Treasury Bills                                                     86.6%
U.S. Treasury Notes                                                     12.7
Other Money Market Funds                                                 0.7
                                                                       ------
                                                                       100.0%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         Treasury Plus Money Market Fund
                         -------------------------------
Repurchase Agreements                                                   72.8%
U.S. Treasury Bills                                                     17.2
U.S. Treasury Notes                                                      9.0
Other Money Market Funds                                                 1.0
                                                                       ------
                                                                       100.0%
--------------------------------------------------------------------------------

                                                       ARMADA MONEY MARKET FUNDS
                                                     DISCLOSURE OF FUND EXPENSES
                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table illustrates your fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case-because the return used is not the fund's actual return-the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

Where applicable, additional expense information is provided to reflect the impact of changes in expenses, such as fee waivers, that occurred during the period. You may use this information to evaluate fund expenses as if the changes had been in place throughout the period.



--------------------------------------------------------------------------------
EXPENSE TABLE
--------------------------------------------------------------------------------
                                  BEGINNING    ENDING                 EXPENSES
                                   ACCOUNT    ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE     EXPENSE      DURING
                                   6/01/04    11/30/04     RATIOS     PERIOD**
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ........................    $1,000     $1,005        0.44%      $2.21
Class A ........................     1,000      1,004        0.69        3.47

HYPOTHETICAL 5% ANNUAL RETURN
Class I ........................     1,000      1,023        0.44        2.23
Class A ........................     1,000      1,022        0.69        3.50

--------------------------------------------------------------------------------
MONEY MARKET FUND*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ........................     1,000      1,006        0.43        2.16
Class A ........................     1,000      1,004        0.68        3.42
Class B ........................     1,000      1,004        0.80        4.02
Class C ........................     1,000      1,004        0.80        4.02

HYPOTHETICAL 5% ANNUAL RETURN
Class I ........................     1,000      1,023        0.43        2.18
Class A ........................     1,000      1,022        0.68        3.45
Class B ........................     1,000      1,021        0.80        4.05
Class C ........................     1,000      1,021        0.80        4.05

*The information presented for Money Market Fund Class B and Class C reflects the waiver of 0.70% of their 0.75% 12b-1 fee from 6/1/04 to 10/31/04. Had the 12b-1 waiver not been in effect, Class B and Class C would have been presented as follows:

ACTUAL FUND RETURN
Class B ........................     1,000        998        1.38        6.91
Class C ........................     1,000        998        1.38        6.91

HYPOTHETICAL 5% ANNUAL RETURN
Class B ........................     1,000      1,018        1.38        6.98
Class C ........................     1,000      1,018        1.38        6.98

--------------------------------------------------------------------------------
OHIO MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class I ........................     1,000      1,005        0.33        1.66
Class A ........................     1,000      1,004        0.58        2.91

HYPOTHETICAL 5% ANNUAL RETURN
Class I ........................     1,000      1,023        0.33        1.67
Class A ........................     1,000      1,022        0.58        2.94

ARMADA MONEY MARKET FUNDS
DISCLOSURE OF FUND EXPENSES
FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

--------------------------------------------------------------------------------
                                  BEGINNING    ENDING                 EXPENSES
                                   ACCOUNT    ACCOUNT    ANNUALIZED     PAID
                                    VALUE       VALUE     EXPENSE      DURING
                                   6/01/04    11/30/04     RATIOS     PERIOD**
--------------------------------------------------------------------------------
PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ........................    $1,000     $1,005        0.36%      $1.81
Class A ........................     1,000      1,004        0.61        3.06

HYPOTHETICAL 5% ANNUAL RETURN
Class I ........................     1,000      1,023        0.36        1.83
Class A ........................     1,000      1,022        0.61        3.09

--------------------------------------------------------------------------------
TAX EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ........................     1,000      1,005        0.34        1.71
Class A ........................     1,000      1,004        0.59        2.96

HYPOTHETICAL 5% ANNUAL RETURN
Class I ........................     1,000      1,023        0.34        1.72
Class A ........................     1,000      1,022        0.59        2.99

--------------------------------------------------------------------------------
TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ........................     1,000      1,005        0.44        2.21
Class A ........................     1,000      1,003        0.69        3.47

HYPOTHETICAL 5% ANNUAL RETURN
Class I ........................     1,000      1,022        0.44        2.23
Class A ........................     1,000      1,021        0.69        3.50

--------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ........................     1,000      1,005        0.45        2.26
Class A ........................     1,000      1,003        0.70        3.52

HYPOTHETICAL 5% ANNUAL RETURN
Class I ........................     1,000      1,023        0.45        2.28
Class A ........................     1,000      1,021        0.70        3.55

--------------------------------------------------------------------------------
**Expenses are equal to the funds' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                                                       ARMADA MONEY MARKET FUNDS
                                                            FINANCIAL HIGHLIGHTS


                                              SELECTED PER SHARE DATA AND RATIOS
          FOR THE SIX MONTHS  ENDED  NOVEMBER 30, 2004  (UNAUDITED)  AND FOR THE
                                  YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     RATIO OF
                                                                                             RATIO OF    RATIO OF  NET INVESTMENT
                                               NET                                RATIO OF     NET       EXPENSES     INCOME
          NET ASSET              DIVIDENDS    ASSET               NET ASSETS      EXPENSES  INVESTMENT  TO AVERAGE   TO AVERAGE
           VALUE,       NET       FROM NET    VALUE,                END OF       TO AVERAGE   INCOME    NET ASSETS   NET ASSETS
          BEGINNING  INVESTMENT  INVESTMENT   END OF      TOTAL     PERIOD           NET    TO AVERAGE  (BEFORE FEE  BEFORE FEE
          OF PERIOD   INCOME      INCOME      PERIOD      RETURN     (000)         ASSETS   NET ASSETS   WAIVERS)     WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004**     $1.00       $0.01+     $(0.01)     $1.00        0.53%  $1,312,712       0.44%       1.04%       0.54%       0.94%
2004        1.00        0.01+      (0.01)      1.00        0.65    1,554,598       0.42        0.65        0.52        0.55
2003        1.00        0.01+      (0.01)      1.00        1.15    1,966,487       0.41        1.16        0.51        1.06
2002        1.00        0.02+      (0.02)      1.00        2.43    2,195,174       0.39        2.31        0.49        2.21
2001        1.00        0.06       (0.06)      1.00        5.88    1,557,596       0.37        5.62        0.52        5.47
2000        1.00        0.05       (0.05)      1.00        5.30      947,831       0.39        5.14        0.55        4.98

CLASS A
2004**     $1.00       $0.00*+    $(0.00)*    $1.00        0.40%  $  461,293       0.69%       0.79%       0.79%       0.69%
2004        1.00        0.00*+     (0.00)*     1.00        0.40      388,023       0.67        0.40        0.77        0.30
2003        1.00        0.01+      (0.01)      1.00        0.89      593,867       0.66        0.91        0.76        0.81
2002        1.00        0.02+      (0.02)      1.00        2.17      782,102       0.64        2.06        0.74        1.96
2001        1.00        0.06       (0.06)      1.00        5.67      650,803       0.57        5.42        0.72        5.27
2000        1.00        0.05       (0.05)      1.00        5.14      521,688       0.54        4.99        0.70        4.83
------------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET FUND 1
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004**     $1.00       $0.01+     $(0.01)     $1.00        0.55%  $2,507,476       0.43%       1.08%       0.53%       0.98%
2004        1.00        0.01+      (0.01)      1.00        0.67    2,920,107       0.43        0.68        0.53        0.58
2003        1.00        0.01+      (0.01)      1.00        1.19    3,646,585       0.40        1.19        0.50        1.09
2002        1.00        0.02+      (0.02)      1.00        2.41    3,533,294       0.40        2.33        0.50        2.23
2001        1.00        0.06       (0.06)      1.00        5.96    3,342,689       0.38        5.78        0.53        5.63
2000        1.00        0.05       (0.05)      1.00        5.41    2,342,230       0.40        5.29        0.56        5.13

CLASS A
2004**     $1.00       $0.00*+    $(0.00)*    $1.00        0.42%  $  881,021       0.68%       0.83%       0.78%       0.73%
2004        1.00        0.00*+     (0.00)*     1.00        0.43      902,676       0.68        0.43        0.78        0.33
2003        1.00        0.01+      (0.01)      1.00        0.94    1,097,776       0.65        0.94        0.75        0.84
2002        1.00        0.02+      (0.02)      1.00        2.16    1,763,870       0.65        2.08        0.75        1.98
2001        1.00        0.06       (0.06)      1.00        5.74    2,030,360       0.58        5.58        0.73        5.43
2000        1.00        0.05       (0.05)      1.00        5.25    1,717,661       0.55        5.14        0.71        4.98

CLASS B
2004**     $1.00       $0.00*+    $(0.00)*    $1.00        0.36%  $    1,310       0.80%       0.71%       1.48%       0.03%
2004        1.00        0.00*+     (0.00)*     1.00        0.43        1,129       0.68        0.43        1.48       (0.37)
2003        1.00        0.01+      (0.01)      1.00        0.60        1,789       0.95        0.64        1.46        0.13
2002        1.00        0.02+      (0.02)      1.00        1.44        1,332       1.36        1.37        1.46        1.27
2001        1.00        0.05       (0.05)      1.00        4.96          970       1.33        4.83        1.43        4.73
2000        1.00        0.04       (0.04)      1.00        4.50          249       1.26        4.43        1.36        4.33

CLASS C
2004**     $1.00       $0.00*+    $(0.00)*    $1.00        0.36%  $      818       0.80%       0.71%       1.48%       0.03%
2004        1.00        0.00*+     (0.00)*     1.00        0.42          671       0.68        0.43        1.48       (0.37)
2003        1.00        0.01+      (0.01)      1.00        0.60        1,283       0.95        0.64        1.46        0.13
2002        1.00        0.02+      (0.02)      1.00        1.45          218       1.36        1.37        1.46        1.27
2001 2      1.00        0.02       (0.02)      1.00        2.43           39       1.33        4.62        1.43        4.52

*  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
** FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004. ALL RATIOS, EXCLUDING TOTAL RETURN, HAVE BEEN ANNUALIZED.
+  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
1  THE CAPITAL INFUSION DESCRIBED IN NOTE 7 IN NOTES TO FINANCIAL STATEMENTS HAD NO EFFECT ON THE TOTAL RETURN OF THE FUND.
2  MONEY MARKET FUND CLASS C COMMENCED OPERATIONS ON NOVEMBER 15, 2000. ALL RATIOS, EXCLUDING TOTAL RETURN, FOR THE PERIOD
   HAVE BEEN ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA MONEY MARKET FUNDS
FINANCIAL HIGHLIGHTS


SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     RATIO OF
                                                                                             RATIO OF    RATIO OF  NET INVESTMENT
                                               NET                                RATIO OF     NET       EXPENSES     INCOME
          NET ASSET              DIVIDENDS    ASSET               NET ASSETS      EXPENSES  INVESTMENT  TO AVERAGE   TO AVERAGE
           VALUE,       NET       FROM NET    VALUE,                END OF       TO AVERAGE   INCOME    NET ASSETS   NET ASSETS
          BEGINNING  INVESTMENT  INVESTMENT   END OF      TOTAL     PERIOD           NET    TO AVERAGE  (BEFORE FEE  BEFORE FEE
          OF PERIOD   INCOME      INCOME      PERIOD      RETURN     (000)         ASSETS   NET ASSETS   WAIVERS)     WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
 OHIO MUNICIPAL MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004**     $1.00       $0.01+     $(0.01)     $1.00        0.50%    $257,104       0.33%       1.00%       0.53%       0.80%
2004        1.00        0.01+      (0.01)      1.00        0.70      238,433       0.34        0.70        0.54        0.50
2003        1.00        0.01+      (0.01)      1.00        1.06      262,692       0.32        1.05        0.52        0.85
2002        1.00        0.02+      (0.02)      1.00        1.77      185,180       0.31        1.72        0.51        1.52
2001        1.00        0.04       (0.04)      1.00        3.71      176,937       0.33        3.62        0.58        3.37
2000        1.00        0.03       (0.03)      1.00        3.28      129,475       0.35        3.26        0.61        3.00

CLASS A
2004**     $1.00       $0.00*+    $(0.00)*    $1.00        0.37%    $ 52,600       0.58%       0.75%       0.78%       0.55%
2004        1.00        0.00*+     (0.00)*     1.00        0.45       48,535       0.59        0.45        0.79        0.25
2003        1.00        0.01+      (0.01)      1.00        0.81       52,040       0.57        0.80        0.77        0.60
2002        1.00        0.02+      (0.02)      1.00        1.55       57,544       0.53        1.50        0.73        1.30
2001        1.00        0.03       (0.03)      1.00        3.55       48,771       0.48        3.47        0.73        3.22
2000        1.00        0.03       (0.03)      1.00        3.13       29,458       0.50        3.11        0.76        2.85
------------------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004**     $1.00       $0.00*+    $(0.00)*    $1.00        0.48%    $ 96,797       0.36%       0.94%       0.61%       0.69%
2004        1.00        0.01+      (0.01)      1.00        0.69       97,248       0.34        0.69        0.59        0.44
2003        1.00        0.01+      (0.01)      1.00        1.07      100,585       0.30        1.06        0.55        0.81
2002        1.00        0.02+      (0.02)      1.00        1.76      112,169       0.34        1.69        0.59        1.44
2001        1.00        0.04       (0.04)      1.00        3.65       99,711       0.35        3.61        0.65        3.31
2000        1.00        0.03       (0.03)      1.00        3.31       94,299       0.33        3.26        0.64        2.95

CLASS A
2004**     $1.00       $0.00*+    $(0.00)*    $1.00        0.35%    $ 48,454       0.61%       0.69%       0.86%       0.44%
2004        1.00        0.00*+     (0.00)*     1.00        0.43      104,046       0.59        0.44        0.84        0.19
2003        1.00        0.01+      (0.01)      1.00        0.82       88,615       0.55        0.81        0.80        0.56
2002        1.00        0.02+      (0.02)      1.00        1.54       61,754       0.56        1.47        0.81        1.22
2001        1.00        0.03       (0.03)      1.00        3.49       63,372       0.50        3.46        0.80        3.16
2000        1.00        0.03       (0.03)      1.00        3.15       57,941       0.48        3.11        0.79        2.80
------------------------------------------------------------------------------------------------------------------------------------
 TAX EXEMPT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004**     $1.00       $0.01+     $(0.01)     $1.00        0.50%    $453,816       0.34%       0.99%       0.54%       0.79%
2004        1.00        0.01+      (0.01)      1.00        0.68      426,256       0.33        0.68        0.53        0.48
2003        1.00        0.01+      (0.01)      1.00        1.04      545,100       0.31        1.03        0.51        0.83
2002        1.00        0.02+      (0.02)      1.00        1.74      539,093       0.30        1.70        0.50        1.50
2001        1.00        0.04       (0.04)      1.00        3.67      565,973       0.28        3.61        0.53        3.36
2000        1.00        0.03       (0.03)      1.00        3.30      327,185       0.32        3.24        0.58        2.98

CLASS A
2004**     $1.00       $0.00*+    $(0.00)*    $1.00        0.37%    $171,639       0.59%       0.74%       0.79%       0.54%
2004        1.00        0.00*+     (0.00)*     1.00        0.43      222,193       0.58        0.43        0.78        0.23
2003        1.00        0.01+      (0.01)      1.00        0.79      267,874       0.56        0.78        0.76        0.58
2002        1.00        0.02+      (0.02)      1.00        1.52      289,510       0.52        1.48        0.72        1.28
2001        1.00        0.03       (0.03)      1.00        3.52      252,955       0.43        3.46        0.68        3.21
2000        1.00        0.03       (0.03)      1.00        3.14      219,568       0.47        3.09        0.73        2.83

*  AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.
** FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004. ALL RATIOS, EXCLUDING TOTAL RETURN, HAVE BEEN ANNUALIZED.
+  PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.

SEE NOTES TO FINANCIAL STATEMENTS.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     RATIO OF
                                                                                             RATIO OF    RATIO OF  NET INVESTMENT
                                               NET                                RATIO OF     NET       EXPENSES     INCOME
          NET ASSET              DIVIDENDS    ASSET               NET ASSETS      EXPENSES  INVESTMENT  TO AVERAGE   TO AVERAGE
           VALUE,       NET       FROM NET    VALUE,                END OF       TO AVERAGE   INCOME    NET ASSETS   NET ASSETS
          BEGINNING  INVESTMENT  INVESTMENT   END OF      TOTAL     PERIOD           NET    TO AVERAGE  (BEFORE FEE  BEFORE FEE
          OF PERIOD   INCOME      INCOME      PERIOD      RETURN     (000)         ASSETS   NET ASSETS   WAIVERS)     WAIVERS)
------------------------------------------------------------------------------------------------------------------------------------
 TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004**     $1.00       $0.00*+    $(0.00)*    $1.00        0.45%    $311,767       0.44%       0.86%       0.49%       0.81%
2004        1.00        0.01+      (0.01)      1.00        0.54      578,023       0.43        0.54        0.48        0.49
2003        1.00        0.01+      (0.01)      1.00        1.07      636,837       0.41        1.04        0.46        0.99
2002        1.00        0.02+      (0.02)      1.00        2.23      468,283       0.40        2.12        0.45        2.07
2001        1.00        0.05       (0.05)      1.00        5.39      365,605       0.43        5.24        0.53        5.14
2000        1.00        0.05       (0.05)      1.00        4.75      409,169       0.42        4.65        0.53        4.54

CLASS A
2004**     $1.00       $0.00*+    $(0.00)*    $1.00        0.33%    $ 18,567       0.69%       0.61%       0.74%       0.56%
2004        1.00        0.00*+     (0.00)*     1.00        0.29       24,611       0.68        0.29        0.73        0.24
2003        1.00        0.01+      (0.01)      1.00        0.82       14,890       0.66        0.79        0.71        0.74
2002        1.00        0.02+      (0.02)      1.00        1.98       17,270       0.65        1.87        0.70        1.82
2001        1.00        0.05       (0.05)      1.00        5.17       62,598       0.63        5.04        0.73        4.94
2000        1.00        0.04       (0.04)      1.00        4.59       79,713       0.57        4.50        0.68        4.39
------------------------------------------------------------------------------------------------------------------------------------
 TREASURY PLUS MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004**     $1.00       $0.00*+    $(0.00)*    $1.00        0.47%    $127,473       0.45%       0.90%       0.50%       0.85%
2004        1.00        0.01+      (0.01)      1.00        0.56      212,418       0.45        0.57        0.49        0.53
2003        1.00        0.01+      (0.01)      1.00        1.02      232,768       0.47        0.99        0.47        0.99
2002        1.00        0.02+      (0.02)      1.00        2.19      186,114       0.48        2.23        0.48        2.23
2001        1.00        0.05       (0.05)      1.00        5.62      231,317       0.47        5.43        0.52        5.38
2000        1.00        0.05       (0.05)      1.00        4.90      227,447       0.56        4.77        0.60        4.73

CLASS A
2004**     $1.00       $0.00*+    $(0.00)*    $1.00        0.34%    $     76       0.70%       0.65%       0.75%       0.60%
2004        1.00        0.00*+     (0.00)*     1.00        0.31          107       0.70        0.32        0.74        0.28
2003        1.00        0.01+      (0.01)      1.00        0.77          852       0.72        0.74        0.72        0.74
2002        1.00        0.02+      (0.02)      1.00        1.94        1,751       0.73        1.98        0.73        1.98
2001        1.00        0.05       (0.05)      1.00        5.39          135       0.67        5.23        0.72        5.18
2000        1.00        0.05       (0.05)      1.00        4.80        1,835       0.66        4.67        0.85        4.48

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


GOVERNMENT MONEY MARKET FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 81.3%
FEDERAL FARM CREDIT BANK -- 9.5%
   1.300%, 12/01/04 (DN) +                               $ 5,000     $    5,000
   2.061%, 01/31/05 (DN) +                                 7,500          7,474
   3.875%, 02/01/05 (MTN)                                 26,740         26,838
   1.916%, 02/03/05 (FRN)                                 20,000         20,000
   1.300%, 03/01/05 (DN) +                                10,000          9,998
   1.125%, 03/15/05 (DN) +                                20,000         19,998
   1.450%, 04/22/05 (DN) +                                 4,850          4,849
   2.070%, 04/25/05 (FRN)                                 25,000         25,000
   1.740%, 06/01/05 (FRN)                                 25,000         25,000
   1.991%, 06/15/05 (FRN)                                 25,000         25,000
                                                                     ----------
                                                                        169,157
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK -- 21.4%
   1.770%, 12/10/04 (DN) +                                20,000         19,991
   1.150%, 12/16/04 (MTN)                                 20,000         20,000
   1.981%, 12/31/04 (DN) +                                18,400         18,370
   1.965%, 01/19/05 (DN) +                                20,000         19,946
   2.043%, 01/21/05 (DN) +                                45,800         45,668
   2.040%, 01/26/05 (DN) +                                 9,951          9,920
   1.881%, 02/11/05 (DN) +                                18,000         17,932
   1.880%, 02/16/05 (DN) +                                18,000         17,928
   2.250%, 02/23/05 (DN) +                                50,000         49,737
   1.500%, 02/28/05 (MTN)                                 20,000         20,000
   2.066%, 03/15/05 (DN) +                                20,000         19,881
   1.940%, 03/18/05 (DN) +                                20,000         19,885
   1.840%, 03/21/05 (FRN)                                 20,000         19,999
   1.800%, 04/07/05 (FRN)                                 25,000         25,002
   1.305%, 04/22/05 (MTN)                                 10,000         10,000
   2.080%, 04/25/05 (FRN)                                 20,855         20,857
   1.300%, 04/27/05 (MTN)                                 10,000         10,000
   2.226%, 10/05/05 (FRN)                                 15,000         14,995
                                                                     ----------
                                                                        380,111
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 24.9%
   1.655%, 12/01/04 (DN) +                                20,000         20,000
   1.423%, 12/06/04 (DN) +                                35,000         34,993
   1.780%, 12/07/04 (DN) +                                29,964         29,955
   1.780%, 12/14/04 (DN) +                                25,000         24,984
   1.140%, 12/15/04 (DN) +                                15,000         14,993
   1.070%, 12/17/04 (DN) +                                19,550         19,541
   1.814%, 12/21/04 (DN) +                                23,350         23,326
   1.776%, 12/28/04 (DN) +                                51,067         50,999
   1.977%, 01/04/05 (DN) +                                20,000         19,963
   1.960%, 01/04/05 (DN) +                                13,000         12,976
   2.108%, 01/11/05 (DN) +                                21,000         20,950
   1.881%, 01/18/05 (DN) +                                35,000         34,912
   2.200%, 01/28/05 (DN) +                                20,000         19,929
   1.928%, 02/01/05 (DN) +                                22,100         22,027
   2.170%, 02/08/05 (DN) +                                15,000         14,938
   2.240%, 02/15/05 (DN) +                                20,000         19,905
   2.252%, 02/22/05 (DN) +                                22,000         21,886
   2.230%, 03/01/05 (DN) +                                20,000         19,889
   2.045%, 03/07/05 (DN) +                                15,000         14,918
                                                                     ----------
                                                                        441,084
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 25.5%
   1.597%, 12/01/04 (DN) +                               $31,311     $   31,311
   1.770%, 12/08/04 (DN) +                                25,000         24,991
   1.780%, 12/13/04 (FRN)                                 25,000         25,000
   1.790%, 12/15/04 (DN) +                                15,000         14,989
   2.080%, 12/20/04 (DN) +                                10,000          9,989
   1.941%, 12/29/04 (DN) +                                38,100         38,042
   1.911%, 01/03/05 (FRN)                                 10,000         10,000
   1.980%, 01/05/05 (DN) +                                10,000          9,981
   1.943%, 01/19/05 (DN) +                                48,115         47,988
   2.114%, 01/26/05 (DN) +                                41,110         40,975
   2.109%, 01/28/05 (FRN)                                 25,000         25,000
   2.210%, 02/02/05 (DN) +                                 6,299          6,275
   1.861%, 02/04/05 (DN) +                                20,000         19,933
   1.930%, 02/09/05 (DN) +                                31,790         31,671
   1.500%, 02/15/05 (FRN)                                 15,000         15,001
   1.910%, 02/16/05 (DN) +                                18,000         17,926
   2.280%, 02/23/05 (DN) +                                10,000          9,947
   1.400%, 02/25/05 (MTN)                                 20,000         20,000
   2.225%, 03/02/05 (DN) +                                15,786         15,697
   2.050%, 03/09/05 (DN) +                                27,000         26,849
   2.291%, 04/06/05 (DN) +                                 5,658          5,613
   1.550%, 05/04/05 (MTN)                                  5,000          5,000
                                                                     ----------
                                                                        452,178
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $1,442,530)            1,442,530
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.3%
  Goldman Sachs Financial Square
   Government Money Market Fund                        5,862,947          5,863
--------------------------------------------------------------------------------

Total Money Market Fund (Cost $5,863)                                     5,863
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 18.5%
  Bank of America
   2.07% (dated 11/30/04,
   matures 12/1/04, repurchase price
   $102,005,865, collateralized by various
   government obligations:
   total market value $104,040,001)                     $102,000        102,000
  Greenwich Capital
   2.09% (dated 11/30/04,
   matures 12/1/04, repurchase price
   $150,008,708, collateralized by various
   government obligations:
   total market value $153,004,001)                      150,000        150,000
  Morgan Stanley
   2.06% (dated 11/30/04,
   matures 12/1/04, repurchase price
   $75,004,292, collateralized by various
   government obligations:
   total market value $76,737,112)                        75,000         75,000
--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $327,000)                             327,000
--------------------------------------------------------------------------------

Total Investments -- 100.1% (Cost $ 1,775,393)*                       1,775,393
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        Value
                                                                        (000)
--------------------------------------------------------------------------------
Other Assets & Liabilities -- (0.1)%
  Investment Advisory Fees Payable                                   $     (378)
  12b-1 Fees Payable
   Class I                                                                  (55)
   Class A                                                                  (47)
  Administration Fees Payable                                              (103)
  Custody Fees Payable                                                      (14)
  Other Assets & Liabilities                                               (791)
-------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                   (1,388)
-------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $1,774,005
-------------------------------------------------------------------------------
Net Assets:
Shares of beneficial interest (unlimited
  authorization -- no par value)                                     $1,774,026
Distributions in excess of net investment income                             (1)
Accumulated net realized loss on investments                                (20)
-------------------------------------------------------------------------------

Total Net Assets                                                     $1,774,005
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($1,312,711,748 / 1,312,683,129
  outstanding shares of beneficial interest)                              $1.00
-------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A ($461,293,117 / 461,321,867
  outstanding shares of beneficial interest)                              $1.00
-------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
DN -- DISCOUNT NOTE
FRN -- FLOATING RATE NOTE: THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS
       THE RATE IN EFFECT ON NOVEMBER 30, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE. THE RATE FLOATS ON A PREDETERMINED INDEX.
MTN -- MEDIUM TERM NOTE
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


MONEY MARKET FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 38.1%
FEDERAL HOME LOAN BANK -- 6.7%
   1.770%, 12/03/04 (DN) +                               $28,765     $   28,762
   1.881%, 02/11/05 (DN) +                                27,000         26,899
   2.250%, 02/23/05 (DN) +                                25,000         24,869
   1.500%, 02/28/05 (MTN)                                 50,000         50,000
   1.940%, 03/18/05 (DN) +                                35,000         34,798
   1.400%, 04/01/05 (MTN)                                 10,300         10,298
   1.300%, 04/27/05 (MTN)                                 20,000         20,000
   1.350%, 04/29/05 (MTN)                                 20,000         20,000
   1.500%, 05/04/05 (MTN)                                 10,000         10,000
                                                                     ----------
                                                                        225,626
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 15.7%
   1.655%, 12/01/04 (DN) +                                25,000         25,000
   1.400%, 12/06/04 (DN) +                                50,000         49,990
   1.760%, 12/07/04 (DN) +                                35,000         34,990
   1.290%, 12/13/04 (DN) +                                20,000         19,991
   1.740%, 12/14/04 (DN) +                                58,113         58,077
   1.700%, 12/21/04 (DN) +                                23,143         23,121
   1.791%, 12/28/04 (DN) +                                80,000         79,893
   1.856%, 01/04/05 (DN) +                                47,627         47,543
   1.810%, 01/18/05 (DN) +                                30,000         29,928
   1.907%, 02/01/05 (DN) +                                56,491         56,305
   1.890%, 02/07/05 (DN) +                                26,290         26,196
   1.910%, 02/15/05 (DN) +                                32,789         32,657
   2.300%, 03/01/05 (DN) +                                25,000         24,856
   2.045%, 03/07/05 (DN) +                                25,000         24,864
                                                                     ----------
                                                                        533,411
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 15.7%
   1.593%, 12/01/04 (DN) +                                60,000         60,000
   1.770%, 12/08/04 (DN) +                                40,000         39,986
   1.790%, 12/15/04 (DN) +                                40,000         39,972
   1.915%, 12/29/04 (DN) +                                74,224         74,113
   1.980%, 01/05/05 (DN) +                                20,000         19,962
   1.810%, 01/19/05 (DN) +                                30,000         29,926
   1.810%, 02/02/05 (DN) +                                36,000         35,886
   1.861%, 02/04/05 (DN) +                                40,000         39,866
   1.500%, 02/15/05 (FRN)                                 25,000         25,001
   2.265%, 02/23/05 (DN) +                                30,000         29,842
   1.400%, 02/25/05 (MTN)                                 30,000         30,000
   2.050%, 03/09/05 (DN) +                                58,559         58,232
   1.400%, 03/29/05 (MTN)                                 20,000         20,000
   1.400%, 05/03/05 (MTN)                                 20,000         20,000
   1.550%, 05/04/05 (MTN)                                 10,000         10,000
                                                                     ----------
                                                                        532,786
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $1,291,823)            1,291,823
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 4.7%
  ABN AMRO Bank Chicago
   1.110%, 12/31/04                                       20,000         20,000
   2.053%, 03/18/05 (FRN)                                 10,000         10,000
  American Express Centurion
   2.000%, 02/04/05 (FRN)                                 40,000         40,000


--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
  Barclays PLC
   2.018%, 03/14/05 (FRN)                                $25,000     $   24,998
   2.018%, 03/24/05 (FRN)                                 15,000         15,000
  Credit Suisse First Boston
   2.000%, 04/05/05 (FRN)                                 40,000         39,997
  Svenska Handelsbanken
   1.145%, 12/28/04                                       10,000          9,999
--------------------------------------------------------------------------------

Total Certificates of Deposit (Cost $159,994)                           159,994
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 28.8%
BANKS -- 3.6%
  Danske Corp
   1.970%, 01/18/05                                       35,000         34,908
  Rabobank USA Financial Corp
   2.070%, 12/01/04                                       67,400         67,400
  Svenska Handelsbanken
   2.000%, 01/31/05                                       20,000         19,932
                                                                     ----------
                                                                        122,240
--------------------------------------------------------------------------------
FINANCE - AUTOMOTIVE -- 3.2%
  Daimlerchrysler Revolving Auto Conduit
   2.000%, 12/06/04                                       21,783         21,777
   2.150%, 01/10/05                                       30,000         29,928
  FCAR Owners Trust
   2.000%, 01/04/05                                       25,000         24,953
  New Center Asset Trust
   1.970%, 01/06/05                                       30,000         29,941
                                                                     ----------
                                                                        106,599
--------------------------------------------------------------------------------
FINANCE - INVESTMENT BANKING/BROKERAGE -- 2.7%
  Goldman Sachs
   2.320%, 02/22/05                                       30,000         29,839
  Morgan Stanley
   2.030%, 12/02/04                                       30,000         29,998
   2.230%, 01/24/05                                       30,000         29,900
                                                                     ----------
                                                                         89,737
--------------------------------------------------------------------------------
FINANCIAL CONDUITS -- 11.9%
  Amstel Funding
   1.980%, 01/10/05                                       30,000         29,934
  Blue Ridge Asset Funding
   1.940%, 12/20/04                                       30,000         29,969
  Edison Asset Securitization
   1.970%, 01/03/05                                       27,000         26,951
  Galaxy Funding
   1.860%, 12/16/04                                       15,000         14,988
   1.990%, 01/05/05                                       20,000         19,961
   2.290%, 02/15/05                                       15,000         14,928
  Gemini Securitization
   2.010%, 01/18/05                                       20,000         19,946
   2.170%, 01/20/05                                        7,738          7,715
   2.240%, 01/20/05                                        4,453          4,439
  Giro Funding
   2.050%, 01/20/05                                       25,000         24,929
  Hatteras Funding
   1.730%, 12/02/04                                       15,000         14,999

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
FINANCIAL CONDUITS -- CONTINUED
  Liberty Street Funding
   2.040%, 12/08/04                                      $27,231     $   27,220
  Market Street Funding
   2.130%, 01/04/05                                       30,000         29,940
  Moat Funding
   2.180%, 02/02/05                                       30,000         29,886
  Old Line Funding
   1.980%, 12/01/04                                       30,000         30,000
  Sheffield Receivables Corp
   2.040%, 01/24/05                                       30,000         29,908
  Three Pillars Funding
   2.240%, 01/07/05                                       30,000         29,931
  Three Rivers Funding
   2.050%, 12/16/04                                       19,344         19,328
                                                                     ----------
                                                                        404,972
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 5.5%
  Dexia Delaware LLC
   1.780%, 12/10/04                                       25,000         24,989
  Greenwich Capital
   2.010%, 01/21/05                                       30,000         29,915
  HBOS Treasury Services
   2.020%, 01/21/05                                       30,000         29,914
  ING Funding LLC
   2.050%, 12/01/04                                       15,000         15,000
  KFW International Finance
   1.740%, 12/20/04                                       11,600         11,589
  Paccar Financial
   1.960%, 01/12/05                                       30,000         29,931
  Perry Global LLC
   2.040%, 01/24/05                                       20,000         19,939
   2.320%, 02/23/05                                       10,000          9,946
  UBS Finance
   1.990%, 01/31/05                                       16,700         16,644
                                                                     ----------
                                                                        187,867
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.9%
  Nestle Capital Corp.
   1.080%, 12/20/04                                       30,000         29,983
--------------------------------------------------------------------------------
INSURANCE -- 1.0%
  ING America Insurance Holdings
   1.990%, 01/26/05                                       35,000         34,892
--------------------------------------------------------------------------------

Total Commercial Paper (Cost $976,290)                                  976,290
--------------------------------------------------------------------------------
CORPORATE BONDS -- 15.1%
BANKS -- 4.5%
  Australia and New Zealand Banking
   Group (MTN), (FRN)
   2.080%, 01/21/05                                       45,000         45,003
  Bank of Nova Scotia (FRN)
   2.090%, 06/24/05                                       31,300         31,296
  Bayerische Landesbank (FRN)
   2.221%, 07/25/05                                       25,000         25,016


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
  Fifth Third Bank (FRN)
   2.093%, 07/26/05                                     $ 25,000     $   25,002
  Royal Bank of Canada (FRN)
   2.111%, 06/27/05                                       25,000         24,996
                                                                     ----------
                                                                        151,313
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 6.3%
  Bear Stearns
   2.093%, 02/22/05 (MTN), (FRN)                          20,000         20,000
   1.950%, 06/02/05 (FRN)                                 20,000         20,022
  Citigroup (FRN)
   2.280%, 02/07/05                                       15,000         15,004
  Deutsche Bank (MTN), (FRN)
   2.233%, 02/22/05                                       45,000         45,016
  Merrill Lynch (MTN), (FRN)
   2.480%, 03/08/05                                       42,000         42,048
  National Rural Utilities (FRN)
   2.610%, 02/07/05                                       26,000         26,021
  UBS AG Stamford
   1.930%, 07/05/05                                       20,000         19,990
  Wells Fargo (FRN)
   1.981%, 03/24/05                                       25,000         25,009
                                                                     ----------
                                                                        213,110
--------------------------------------------------------------------------------
INSURANCE -- 2.7%
  Allstate (FRN)
   2.370%, 03/22/05                                       42,000         42,037
   2.370%, 05/20/05                                       10,200         10,214
  Travelers Life & Annuity Funding
   Agreement (FRN) (A)
   2.000%, 09/16/05                                       40,000         40,000
                                                                     ----------
                                                                         92,251
--------------------------------------------------------------------------------
RETAIL DEPARTMENT STORES -- 1.6%
  Wal-Mart Stores (MTN), (FRN)
   2.296%, 02/22/05                                       56,000         56,007
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $512,681)                                   512,681
--------------------------------------------------------------------------------
MUNICIPAL SECURITY -- 0.3%
GEORGIA -- 0.3%
  Savannah College Art & Design
   (RB) (VRDN)
   2.180%, 04/01/24                                        7,900          7,900
--------------------------------------------------------------------------------

Total Municipal Security (Cost $7,900)                                    7,900
--------------------------------------------------------------------------------
MONEY MARKET FUND -- 0.2%
  Goldman Sachs Financial Square Prime
   Obligation Money Market Fund                        6,868,715          6,869
--------------------------------------------------------------------------------

Total Money Market Fund (Cost $6,869)                                     6,869
--------------------------------------------------------------------------------

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


MONEY MARKET FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 12.9%
  Bank of America
   2.07% (dated 11/30/04, matures 12/1/04,
   repurchase price $173,009,948,
   collateralized by various
   government obligations:
   total market value $176,460,000)                    $ 173,000     $  173,000
  Greenwich Capital
   2.09% (dated 11/30/04, matures 12/1/04,
   repurchase price $110,006,386,
   collateralized by various
   government obligations:
   total market value $112,202,421)                      110,000        110,000
  UBS Securities
   2.07% (dated 11/30/04, matures 12/1/04,
   repurchase price $155,008,913,
   collateralized by various
   government obligations:
   total market value $158,102,915)                      155,000        155,000
--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $438,000)                             438,000
--------------------------------------------------------------------------------

Total Investments -- 100.1% (Cost $ 3,393,557)*                       3,393,557
--------------------------------------------------------------------------------
OTHER ASSETS & Liabilities -- (0.1)%
  Investment Advisory Fees Payable                                         (758)
  12b-1 Fees Payable
   Class I                                                                 (139)
   Class A                                                                  (85)
   Class B                                                                   (2)
   Class C                                                                   (2)
  Administration Fees Payable                                              (205)
  Custody Fees Payable                                                      (26)
  Other Assets & Liabilities                                             (1,715)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                   (2,932)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $3,390,625
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                        Value
                                                                        (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited
  authorization -- no par value)                                     $3,398,475
Distributions in excess of net investment income                             (1)
Accumulated net realized loss on investments                             (7,849)
--------------------------------------------------------------------------------

Total Net Assets                                                     $3,390,625
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class  I ($2,507,476,219 / 2,508,660,263
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class  A ($881,020,539 / 881,576,011
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share-- Class B ($1,309,767 / 1,309,769
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value and Offering
  Price Per Share -- Class C ($818,167 / 817,837
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
(A) ILLIQUID SECURITY
DN -- DISCOUNT NOTE
FRN -- FLOATING RATE NOTE: THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS
       THE RATE IN EFFECT ON NOVEMBER 30, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE. THE RATE FLOATS ON A PREDETERMINED INDEX.
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIABILITY COMPANY
RB -- REVENUE BOND
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE STATEMENT OF NET
        ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA MONEY MARKET FUNDS
                                                         STATEMENT OF NET ASSETS


                                                OHIO MUNICIPAL MONEY MARKET FUND
                                                   NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 101.5%
OHIO -- 101.5%
  Akron (BAN) (GO)
   2.750%, 11/03/05                                      $ 3,500     $    3,527
  Allen County (BAN) (GO)
   1.950%, 09/07/05                                        1,300          1,301
  Allen County Health Care Facilities,
   Mennonite Memorial Home Project (RB)
   (LOC - Wells Fargo Bank) (VRDN)
   1.690%, 02/01/18                                        2,870          2,870
  Blue Ash (BAN) (GO)
   1.250%, 02/04/05                                        1,300          1,300
  Blue Ash, Reed Hartman Highway Project
   (BAN) (GO)
   2.350%, 11/15/05                                        1,000          1,000
  Broadview Heights (BAN) (GO)
   2.000%, 12/09/04                                        1,000          1,000
  Butler County (BAN) (GO) Series A
   2.000%, 03/11/05                                        2,060          2,065
  Butler County (BAN) (GO) Series D
   2.750%, 09/22/05                                        1,000          1,009
  Butler County (BAN) (GO) Series F
   2.250%, 09/22/05                                        1,700          1,706
  Butler County Waterworks Improvement
   (BAN) (GO)
   2.500%, 03/11/05                                        1,750          1,755
  Cincinnati Various Purposes (GO) Series A
   5.250%, 12/01/04                                        1,300          1,300
  Cleveland Cuyahoga County Port
   Authority, Education Facility Laurel
   School Project (RB) (LOC - Key Bank)
   (VRDN)
   1.730%, 06/01/24                                        4,500          4,500
  Cleveland Waterworks (RB) Series L
   (FGIC) (VRDN)
   1.670%, 01/01/33                                        2,050          2,050
  Columbus Public Facilities, Valorem
   Property Project, Series 1 (VRDN)
   1.640%, 12/01/17                                          900            900
  Columbus Sewer & Water Improvement
   Authority (RB) (VRDN)
   1.670%, 06/01/11                                        7,500          7,500
  Coshocton County Hospital Facilities
   Authority, Memorial Hospital Project
   (RB) (LOC - Bank of Chicago) (VRDN)
   1.680%, 03/01/19                                        1,200          1,200
  Cuyahoga County (TECP)
   1.830%, 01/26/05                                        2,500          2,500
  Cuyahoga County Civic Facility, Oriana
   Services Project (RB) (LOC - Bank One)
   (VRDN)
   1.780%, 04/01/16                                        1,915          1,915
  Cuyahoga County Economic Development
   Authority, Cleveland Animal League
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.690%, 10/01/22                                        1,870          1,870


--------------------------------------------------------------------------------
                                                                        Value
                                                                        (000)
--------------------------------------------------------------------------------
  Cuyahoga County Economic Development
   Authority, Gilmour Academy Project
   (RB) (LOC - Fifth Third Bank) (VRDN)
   1.690%, 02/01/22                                      $ 2,200     $    2,200
  Cuyahoga County Economic Development
   Authority, Magnificat High School
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.660%, 06/01/30                                        1,900          1,900
  Cuyahoga County Economic Development
   Authority, Positive Education Program
   (RB) (LOC - Key Bank) (VRDN)
   1.730%, 08/01/20                                        2,720          2,720
  Cuyahoga County Port Authority, Euclid
   Garage Office Project (RB) (LOC - Fifth
   Third Bank) (VRDN)
   1.680%, 01/01/34                                        4,000          4,000
  Delaware County Capital Improvement
   Facilities (GO)
   1.200%, 12/01/04                                          900            900
  Dublin City School District (BAN) (GO)
   2.120%, 10/13/05                                        2,000          2,006
  Fairfield Township Road Improvement
   Notes (GO)
   2.250%, 07/14/05                                        1,500          1,504
  Franklin County Health Care Facility,
   Creekside At The Village Project (RB)
   (LOC - Key Bank) (VRDN)
   1.680%, 05/01/34                                        2,435          2,435
  Franklin County Hospital Authority, Holy
   Cross Health Systems Project (RB)
   (VRDN)
   1.670%, 06/01/16                                        1,195          1,195
  Franklin County Industrial Development
   Revenue Authority, Bricker & Eckler
   Project (RB) (LOC - Bank One) (VRDN)
   1.900%, 11/01/14                                        1,800          1,800
  Franklin County, Trinity Health Credit
   Group Project (RB) Series F (VRDN)
   1.670%, 12/01/30                                        3,350          3,350
  Gates Mills (BAN) (GO)
   2.250%, 06/16/05                                        2,000          2,006
  Geauga County (BAN) (GO)
   1.600%, 12/10/04                                        1,975          1,975
   2.000%, 03/03/05                                        1,000          1,002
  Geauga County Health Care Facilities,
   Montefiore Housing Corporation
   Project (RB) (LOC - Key Bank) (VRDN)
   1.730%, 01/01/26                                        1,940          1,940
  Green County (BAN) (GO) Series C
   2.250%, 05/27/05                                        2,655          2,662
  Groveport - Madison Local School District
   Emergency Levy Anticipation Notes
   (GO)
   2.200%, 12/01/04                                        1,500          1,500

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


OHIO MUNICIPAL MONEY MARKET FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
  Hamilton County Economic Development
   Authority, Cincinnati Arts Association
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.690%, 11/01/23                                      $ 1,000       $  1,000
  Hamilton County Economic Development
   Authority, Cincinnati-Hamilton Project
   (RB) (LOC - Fifth Third Bank) (VRDN)
   1.690%, 09/01/25                                          835            835
  Hamilton County Economic Development
   Authority, Taft Museum Project (RB)
   (LOC - Fifth Third Bank) (VRDN)
   1.690%, 05/01/27                                        4,900          4,900
  Hamilton County Economic Development,
   Jordon Complex Project (RB) (LOC - Fifth
   Third Bank) (VRDN)
   1.690%, 12/01/24                                        1,000          1,000
  Hamilton County Economic Development,
   Saint Xavier High School Project (RB)
   (LOC - Fifth Third Bank) (VRDN)
   1.670%, 04/01/28                                        4,000          4,000
  Hamilton County Health Care Facilities
   Authority, Twin Towers & Twin Lakes
   Project (RB) (LOC - U.S. Bank) (VRDN)
   1.700%, 07/01/23                                        3,000          3,000
  Hunting Valley (BAN) (GO)
   2.250%, 10/06/05                                        1,000          1,004
  Independence County (BAN) (GO)
   2.250%, 05/11/05                                        1,500          1,506
  Jefferson Local School District Madison
   County (BAN) (GO)
   2.590%, 11/29/05                                        2,300          2,311
  Lake County (BAN) (GO)
   1.118%, 04/14/05                                        2,000          2,006
  Lakewood City School District (BAN) (GO)
   2.000%, 09/14/05                                        5,000          5,014
  Lima Hospital Facilities Authority, Lima
   Memorial Hospital Project (RB) (LOC -
   Bank One) (VRDN)
   1.730%, 12/01/10                                        1,215          1,215
   1.780%, 06/01/33                                        2,400          2,400
  Ohio State (GO) (VRDN)
   1.670%, 08/01/17                                        5,515          5,515
   1.670%, 02/01/19                                        4,700          4,700
  Ohio State Air Quality Development
   Authority, Ohio Edison Project (RB)
   Series A (LOC - Wachovia Bank) (VRDN)
   1.670%, 02/01/14                                        1,100          1,100
  Ohio State Air Quality Pollution Control
   Development Authority, Sohio Air
   Project (RB) (VRDN)
   1.670%, 05/01/22                                        3,400          3,400
  Ohio State Air Quality Pollution Control
   Development Authority, Sohio Water
   Project (RB) (VRDN)
   1.690%, 05/01/22                                        2,110          2,110


--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
  Ohio State Air Quality Pollution Control
   Development Authority, Timken
   Company Project (RB) (LOC - Key
   Bank) (VRDN)
   1.670%, 06/01/33                                      $ 6,000       $  6,000
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   Project (RB) Series A (LOC - Wachovia
   Bank) (VRDN)
   1.680%, 06/01/23                                       16,600         16,600
  Ohio State Economic Development
   Authority, YMCA Greater Cincinnati
   Project (RB) (LOC - Bank One) (VRDN)
   1.680%, 11/01/21                                        5,300          5,300
  Ohio State Higher Educational Facilities
   Authority, Ashland University Project
   (RB) (LOC - Key Bank) (VRDN)
   1.730%, 09/01/24                                        4,300          4,300
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve (TECP)
   1.820%, 02/09/05                                        5,000          5,000
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve
   University Project (RB) Series A (VRDN)
   1.680%, 10/01/31                                        4,450          4,450
   1.660%, 10/01/31                                       13,100         13,100
  Ohio State Higher Educational Facilities
   Authority, Kenyon College Project (RB)
   Series K (LOC - Bank One) (VRDN)
   1.730%, 08/01/33                                        1,100          1,100
  Ohio State Higher Educational Facilities
   Authority, Pooled Financing Program
   (RB) Series A (LOC - Fifth Third Bank)
   (VRDN)
   1.650%, 09/01/24                                        2,110          2,110
   1.730%, 09/01/26                                        4,515          4,515
  Ohio State Higher Educational Facilities
   Authority, Xavier University Project (RB)
   (LOC - U.S. Bank) (VRDN)
   1.620%, 05/01/15                                        5,400          5,400
  Ohio State Higher Educational Facilities
   Authority, Xavier University Project (RB)
    Series B (LOC - U.S. Bank) (VRDN)
   1.620%, 11/01/30                                       11,100         11,100
  Ohio State Infrastructure (GO) Series A
   (VRDN)
   1.670%, 02/01/23                                        8,400          8,400
  Ohio State University (TECP) Series C
   (VRDN)
   1.880%, 03/09/05                                        2,000          2,000
  Ohio State University (TECP) Series E
   1.750%, 12/09/04                                        2,500          2,500
   1.750%, 12/09/04                                        2,000          2,000
  Ohio State University General Receipts
   (RB) (VRDN)
   1.670%, 12/01/21                                        2,000          2,000
   1.650%, 12/01/27                                        6,775          6,775
   1.670%, 12/01/31                                        3,745          3,745

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
  Ohio State Water Development Authority,
   Pollution Control Facilities, Cleveland
   Electric Illuminating Project (RB) Series
   B (LOC - Barclays Bank) (VRDN)
   1.680%, 08/01/20                                      $ 6,900       $  6,900
  Ohio State Water Development Authority,
   Timken Company Project (RB) (LOC -
   Northern Trust Company) (VRDN)
   1.670%, 11/01/25                                        2,000          2,000
  Ohio State Water Development Authority,
   Timken Company Project (RB) (LOC -
   Wachovia Bank) (VRDN)
   1.680%, 05/01/07                                        3,900          3,900
  Ohio University General Receipts (BAN)
   (GO) Series A
   1.450%, 01/20/05                                        2,365          2,366
  Ohio University General Receipts (BAN)
   (GO) Series B
   1.500%, 01/20/05                                        1,700          1,701
  Ohio University General Receipts (RB)
   (FSA) (VRDN)
   1.680%, 12/01/26                                        1,000          1,000
  Ottawa County (BAN) (GO)
   1.500%, 04/19/05                                        1,250          1,251
  Portage County Health Care Facility,
   Hattie Larham Project (RB) (LOC - Bank
   One) (VRDN)
   1.830%, 02/01/17                                        2,325          2,325
  Richland Heights (BAN) (GO)
   1.760%, 05/05/05                                        2,085          2,088
  Rocky River, Lutheran West High School
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.690%, 12/01/22                                        2,500          2,500
  Scioto County Hospital Facilities Authority,
   Central Capital Asset Project (RB) Series
   C (AMBAC) (VRDN)
   1.650%, 12/01/25                                        1,550          1,550
  Scioto County Hospital Facilities Authority,
   Central Capital Asset Project (RB)
   Series E (AMBAC) (VRDN)
   1.650%, 12/01/25                                        1,065          1,065
  Scioto County Hospital Facilities Authority,
   VHA Central Capital Asset Financing
   Program (RB) Series G (AMBAC)
   (VRDN)
   1.650%, 12/01/25                                        1,175          1,175
  Sharonville Industrial Development
   Authority, Edgecomb Metals Project
   (RB) (LOC - Wells Fargo Bank) (VRDN)
   1.690%, 11/01/09                                        2,760          2,760
  Sidney City School District (GO)
   2.520%, 12/15/04                                          861            861
   2.150%, 12/15/04                                        1,999          2,000
  Solon (BAN) (GO)
   2.000%, 12/09/04                                        2,700          2,701
   2.750%, 12/01/05                                        2,325          2,341


--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
  Tipp City Village School District (BAN)
   (GO)
   2.000%, 01/12/05                                      $ 1,165       $  1,166
  Toledo City Services Special Assessment
   Notes (RB) (LOC - Bank One) (VRDN)
   1.680%, 12/01/05                                        4,000          4,000
  University of Toledo General Receipts (RB)
   (FGIC) (VRDN)
   1.670%, 06/01/32                                       13,925         13,925
  Upper Arlington Street Improvement
   (BAN) (GO)
   2.000%, 01/12/05                                        1,047          1,048
  Upper Valley Joint Vocational School
   District (BAN) (GO)
   1.600%, 12/01/04                                        2,000          2,000
   2.620%, 11/29/05                                        2,000          2,006
  Walnut Hills High School Alumni
   Foundation, School Improvements Fund
   (RB) (LOC - Fifth Third Bank) (VRDN)
   1.770%, 12/01/06                                        2,260          2,260
  Warren County Healthcare Facilities
   Authority, Otterbein Homes Project (RB)
   Series A (LOC - Fifth Third Bank) (VRDN)
   1.660%, 07/01/21                                        3,020          3,020
  Warren County Healthcare Facilities
   Authority, Otterbein Homes Project
   (RB) Series B (LOC - Fifth Third Bank)
   (VRDN)
   1.730%, 07/01/23                                        3,028          3,028
  Warren County Industrial Development
   Authority, Cincinnati Electric
   Illuminating Project (RB) (LOC - Scotia
   Bank) (VRDN)
   1.880%, 09/01/15                                        4,690          4,690
  Warren County Industrial Development
   Authority, Liquid Container Project (RB)
   (LOC - Bank of America) (VRDN)
   1.700%, 03/01/15                                        1,670          1,670
  Wooster Industrial Development Authority,
   Allen Group Project (RB) (LOC -
   Wachovia Bank ) (VRDN)
   1.680%, 12/01/10                                        5,200          5,200
--------------------------------------------------------------------------------

Total Municipal Securities (Cost $314,271)                              314,271
--------------------------------------------------------------------------------

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


OHIO MUNICIPAL MONEY MARKET FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                       Number of         Value
                                                         Shares          (000)
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.1%
  BlackRock Ohio Municipal Money
   Market Portfolio                                      162,111       $    162
  Fidelity Ohio Money Market Fund                        285,221            285
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $447)                                        447
--------------------------------------------------------------------------------

Total Investments -- 101.6% (Cost $ 314,718)*                           314,718
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (1.6)%
  Investment Advisory Fees Payable                                          (40)
  12b-1 Fees Payable
   Class I                                                                  (14)
   Class A                                                                   (4)
  Administration Fees Payable                                               (18)
  Custody Fees Payable                                                       (4)
  Other Assets & Liabilities                                             (4,934)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                   (5,014)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $309,704
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                            $309,704
--------------------------------------------------------------------------------

Total Net Assets                                                       $309,704
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($257,104,324 / 257,108,303
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A ($52,600,071 / 52,596,948
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE STATEMENT OF NET
        ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA MONEY MARKET FUNDS
                                                         STATEMENT OF NET ASSETS


                                       PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
                                                   NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 98.4%
PENNSYLVANIA -- 98.4%
  Allegheny County Higher Education
   Building Authority, Carnegie Mellon
   University Project (RB) (VRDN)
   1.690%, 12/01/33                                      $ 6,250       $  6,250
  Allegheny County Hospital Development
   Authority, Health Care Dialysis Clinic
   (RB) (VRDN)
   1.690%, 12/01/19                                        3,000          3,000
  Allegheny County Industrial Development
   Authority, Carnegie Museums of
   Pittsburgh (RB) (LOC - Citizens Bank)
   (VRDN)
   1.700%, 08/01/32                                        2,000          2,000
  Allegheny County Sanitary Authority (RB)
   Series 2003 (MBIA)
   4.000%, 12/01/04                                        2,000          2,000
  Beaver County Industrial Development
   Authority Pollution Control, Atlantic
   Richfield (RB) (VRDN)
   1.660%, 12/01/20                                        4,300          4,300
  Beaver County Industrial Development
  Authority, Toledo Edison Company
   Project (RB) (LOC - Barclays Bank PLC)
   (VRDN)
   1.660%, 06/01/30                                        6,000          6,000
  Bucks County (TRAN) (GO) Series A
   2.000%, 12/31/04                                        2,000          2,001
  Butler County Industrial Development
   Authority, Concordia Lutheran Project
   (RB) Series A (LOC - Fleet Bank)
   (VRDN)
   2.500%, 05/01/05                                        1,500          1,506
  Central Bucks County School District
   Authority (GO) Series A (VRDN)
   1.730%, 02/01/20                                        1,800          1,800
  Delaware County Industrial Development
   Authority, Airport Facilities United Parcel
   Service Project (RB) (VRDN)
   1.590%, 12/01/15                                        1,835          1,835
  Delaware County Industrial Development
   Authority, BP Oil Project (RB) (VRDN)
   1.670%, 12/01/09                                        2,900          2,900
  Delaware County Industrial Development
   Authority, Exelon Generation Company
   Project (TECP) Series 2001
   1.800%, 02/16/05                                        3,000          3,000
  Delaware County Industrial Development
   Authority, Exelon Generation Company
   Project (TECP) Series 2001-A (LOC -
   Bank One)
   1.680%, 02/14/05                                        8,235          8,235
  Delaware County Industrial Development
   Authority, Resource Recovery, General
   Electric Capital Corporation (RB) Series
   G (VRDN)
   1.660%, 12/01/31                                        1,500          1,500


--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
  Geisinger Health System Authority,
   Geisinger Health System (RB) (VRDN)
   1.680%, 08/01/28                                      $ 1,650       $  1,650
  Harrisburg Authority, Haverford School
   District (RB) Sub-Series A (FSA) (VRDN)
   1.720%, 03/01/34                                        2,110          2,110
  Lancaster County Hospital Authority,
   Lancaster General Hospital Project (RB)
   (LOC - Fulton Bank) (VRDN)
   1.830%, 06/01/18                                        5,200          5,200
  Lancaster Industrial Development
   Authority, Student Lodging Incorporated
   (RB) (LOC - Fulton Bank) (VRDN)
   1.830%, 12/01/26                                        2,410          2,410
  Lebanon County Health Facilities, ECC
   Retirement Village Project (RB) (LOC -
   Northern Trust Company) (VRDN)
   1.730%, 10/15/25                                        3,900          3,900
  Monroe County (TRAN) (GO)
   2.000%, 12/31/04                                        2,460          2,462
  Montgomery County Industrial
   Development Authority, Friends Central
   School Project (RB) (LOC - Wachovia
   Bank) (VRDN)
   1.720%, 03/01/32                                        1,130          1,130
  Montgomery County Industrial
   Development Authority, PECO Exelon
   Project (TECP)
   1.800%, 12/30/04                                        2,000          2,000
  Montgomery County Pollution Control
   Authority, PECO Exelon Project (TECP)
   Series 1994-A (LOC - Bank One)
   1.180%, 12/09/04                                        1,995          1,995
  Montgomery County Pollution Control
   Authority, PECO Exelon Project (TECP)
   Series A
   1.830%, 01/20/05                                        2,000          2,000
  New Castle Hospital Authority, Jameson
   Memorial Hospital Project (RB) (FSA)
   (VRDN)
   1.720%, 07/01/26                                        3,000          3,000
  New Garden General Authority, Municipal
   Pooled Financing Program (RB) Series I
   (AMBAC) (VRDN)
   1.750%, 11/01/29                                        4,400          4,400
  New Garden General Authority, Municipal
   Pooled Financing Program (RB) Series II
   (FSA) (VRDN)
   1.750%, 12/01/33                                        3,150          3,150
  Northampton County Higher Education
   Authority, Lafayette College Project (RB)
   Series B (VRDN)
   1.620%, 11/01/28                                        2,000          2,000
  Pennsylvania State (GO)
   5.125%, 09/15/05                                        2,000          2,052
  Pennsylvania State (GO) First Series
   5.000%, 01/15/05                                        2,505          2,516

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   (RB) Series I-2 (VRDN)
   1.700%, 11/01/21                                      $ 1,000       $  1,000
  Pennsylvania State Higher Education
   Facilities Authority, Carnegie Mellon
   University (RB) Series D (VRDN)
   1.670%, 11/01/30                                        2,150          2,150
  Pennsylvania State Higher Education
   Facilities Authority, Philadelphia College
   of Textiles & Science (RB) (MBIA)
   5.250%, 02/01/05                                        1,000          1,007
  Pennsylvania State Higher Education
   Facilities Authority, University of
   Sciences (RB) Series A (LOC - Bank of
   Nova Scotia) (VRDN)
   1.670%, 05/01/32                                        5,000          5,000
  Pennsylvania State Public School Building
   Authority, Parkland School District (RB)
   Series D (VRDN)
   1.730%, 03/01/19                                        1,135          1,135
  Pennsylvania State Turnpike Commission
   (RB) Series A-3 (VRDN)
   1.680%, 12/01/30                                        2,000          2,000
  Pennsylvania State Turnpike Commission
   (RB) Series Q (VRDN)
   1.690%, 06/01/27                                        5,250          5,250
   1.690%, 06/01/28                                        3,550          3,550
  Pennsylvania State Turnpike Commission
   Oil Franchise Tax (RB) Series B (MBIA)
   3.000%, 12/01/04                                        1,095          1,095
  Pennsylvania State University (RB)
   Series A (VRDN)
   1.670%, 04/01/31                                        2,000          2,000
  Philadelphia Hospital & Higher Education
   Facilities Authority, Childrens Hospital
   Project (RB) Series B (VRDN)
   1.670%, 07/01/25                                        5,000          5,000
  Philadelphia Hospital & Higher Education
   Facilities Authority, Childrens Hospital
   Project (RB) Series D (VRDN)
   1.670%, 07/01/31                                        4,900          4,900
  Philadelphia Industrial Development
   Authority, 1100 Walnut Commercial
   Development (RB) (LOC - PNC Bank)
   (VRDN)
   1.850%, 12/01/14                                        3,400          3,400
  Philadelphia Industrial Development
   Authority, Newcourtland Elder Services
   Project (RB) (LOC - PNC Bank) (VRDN)
   1.690%, 03/01/27                                        4,050          4,050
  Philadelphia Industrial Development
   Authority, Pennsylvania School for the
   Deaf (RB) (LOC - Citizens Bank)
   (VRDN)
   1.730%, 11/01/32                                        4,400          4,400


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
  Sayre Health Care Facilities Authority,
   Capital Financing Program (RB) Series I
   (VRDN)
   1.680%, 12/01/20                                      $ 2,750       $  2,750
  Scranton-Lackawanna Health & Welfare
   Authority, University of Scranton Project
   (RB) (LOC - PNC Bank)
   1.800%, 05/01/05                                        1,265          1,265
  University of Pittsburgh, University Capital
   Project (RB) Series A (VRDN)
   1.660%, 09/15/29                                        1,100          1,100
  University of Pittsburgh, University Capital
   Project (RB) Series C (VRDN)
   1.660%, 09/15/24                                        1,520          1,520
  Washington County Authority, University
   of Pennsylvania Project (RB) (VRDN)
   1.630%, 07/01/34                                        2,000          2,000
--------------------------------------------------------------------------------

Total Municipal Securities (Cost $142,874)                              142,874
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.3%
  BlackRock Pennsylvania Municipal
   Money Market Portfolio                                  9,726             10
  Fidelity Pennsylvania Municipal
   Money Market Fund                                   1,918,302          1,918
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $1,928)                                    1,928
--------------------------------------------------------------------------------

Total Investments -- 99.7% (Cost $ 144,802)*                            144,802
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.3%
  Investment Advisory Fees Payable                                          (17)
  12b-1 Fees Payable
   Class I                                                                   (5)
   Class A                                                                   (4)
  Administration Fees Payable                                                (5)
  Custody Fees Payable                                                       (3)
  Other Assets & Liabilities                                                483
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                      449
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $145,251
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        Value
                                                                        (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited
  authorization -- no par value)                                       $145,301
Accumulated net realized loss on investments                                (50)
--------------------------------------------------------------------------------

Total Net Assets                                                       $145,251
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($96,796,785 / 96,907,957
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A ($48,454,356 / 48,396,588
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
PLC -- PUBLIC LIABILITY COMPANY
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE STATEMENT OF NET
        ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


TAX EXEMPT MONEY MARKET FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 99.6%
ALABAMA -- 2.3%
  Montgomery Pollution Control Authority,
   General Electric Company Project
   (TECP)
   1.680%, 12/07/04                                      $14,200       $ 14,200
--------------------------------------------------------------------------------
ALASKA -- 1.0%
  Valdez Marine Terminal BP Pipeline
   Project (RB) Series A (VRDN) RB
   1.680%, 06/01/37                                        1,100          1,100
  Valdez Marine Terminal BP Pipeline
   Project (RB) Series B (VRDN)
   1.680%, 07/01/37                                        1,900          1,900
  Valdez Marine Terminal BP Pipeline
   Project (RB) Series C (VRDN)
   1.680%, 07/01/37                                        3,350          3,350
                                                                     ----------
                                                                          6,350
--------------------------------------------------------------------------------
COLORADO -- 1.3%
  Westminster Industrial Development
   Authority, Ball Corporation Project (RB)
   (LOC - Bank One) (VRDN)
   1.680%, 06/01/05                                        8,000          8,000
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.6%
  District of Columbia, Field School Project
   (RB) Series B (LOC - Wachovia Bank) (VRDN)
   1.730%, 07/01/31                                        3,900          3,900
--------------------------------------------------------------------------------
FLORIDA -- 1.5%
  Gainsville Utilities System (TECP)
   1.650%, 02/09/05                                        9,659          9,659
--------------------------------------------------------------------------------
GEORGIA -- 4.1%
  Athens Clarke County Development
   Authority, University of Georgia Athletic
   Association Project (RB) (LOC - Bank of
   America) (VRDN)
   1.680%, 08/01/33                                        1,100          1,100
  Burke County Pollution Control,
   Oglethorpe Power Project (RB)
   (AMBAC) (VRDN)
   1.690%, 01/01/22                                        2,500          2,500
  Burke County Pollution Control,
   Oglethorpe Power Vogtle Project (TECP)
   1.830%, 01/19/05                                        4,600          4,600
  Gainesville Redevelopment Authority,
   Riverside Military Project (RB) (LOC -
   Suntrust Bank) (VRDN)
   1.680%, 12/01/25                                        5,000          5,000
  Georgia State (GO) Series C
   6.600%, 04/01/05                                        2,000          2,034
  Monroe County Development Authority,
   Pollution Control Oglethorpe Power
   Scherer Project (RB) Series A (AMBAC)
   (VRDN)
   1.690%, 01/01/20                                        2,425          2,425


--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
  Municipal Electric Authority, General
   Resolution Project (RB) Series B
   (MBIA) (VRDN)
   1.630%, 01/01/20                                      $ 3,575       $  3,575
  Municipal Electric Authority, Project One
   (RB) Series C (MBIA) (VRDN)
   1.600%, 01/01/20                                        4,300          4,300
                                                                       --------
                                                                         25,534
--------------------------------------------------------------------------------
ILLINOIS -- 6.1%
  Illinois State Development Finance
   Authority, Jewish Federation Project
   (RB) (AMBAC) (VRDN)
   1.680%, 09/01/24                                        1,360          1,360
  Illinois State Development Finance
   Authority, Loyola Academy Project (RB)
   Series A (LOC - Northern Trust
   Company) (VRDN)
   1.700%, 10/01/27                                        5,000          5,000
  Illinois State Educational Facilities
   Authority, Lake Forest Open Lands
   Project (RB) (LOC - Northern Trust
   Company) (VRDN)
   1.680%, 08/01/33                                        5,000          5,000
  Illinois State Educational Facilities
   Authority, Xavier University Project (RB)
   Series A (LOC - Lasalle Bank) (VRDN)
   1.680%, 10/01/32                                        6,700          6,700
  Illinois State Health Facilities Authority,
   Resurrection Health System Project (RB)
   Series B (FSA) (VRDN)
   1.680%, 05/15/29                                        5,590          5,590
  Illinois State Health Facilities Authority,
   Southern Illinois Healthcare Project (RB)
   (LOC - U.S. Bank) (VRDN)
   1.680%, 03/01/31                                        7,300          7,300
  Naperville, Dupage Children's Museum
   (RB) (LOC - American National B & T)
   (VRDN)
   1.680%, 06/01/30                                        2,500          2,500
  Normal County (GO) (VRDN)
   1.680%, 06/01/23                                        4,750          4,750
                                                                       --------
                                                                         38,200
--------------------------------------------------------------------------------
INDIANA -- 7.4%
  Evansville Industrial Economic
   Development Authority, Ball
   Corporation Project (RB) (LOC - Bank
   One) (VRDN)
   1.680%, 12/01/08                                        2,500          2,500
  Indiana Hospital Equipment Finance
   Authority (RB) Series A (VRDN)
   1.680%, 12/01/15                                        5,000          5,000
  Indiana State Development Finance
   Authority, Eitteljorg Museum Project
   (TECP)
   1.800%, 12/08/04                                        5,150          5,150

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
  Indiana State Development Finance
   Authority, University High School
   Project (RB) (LOC - KeyCorp) (VRDN)
   1.780%, 10/01/30                                      $ 4,500       $  4,500
  Indiana State Educational Facilities
   Authority, Depauw University Project
   (RB) (LOC - Northern Trust Company)
   (VRDN)
   1.670%, 07/01/32                                        3,300          3,300
  Indiana State Educational Facilities
   Authority, University of Indianapolis
   Project (RB) (LOC - Fifth Third Bank)
   (VRDN)
   1.720%, 10/01/30                                       10,000         10,000
  Indiana State Educational Facilities
   Authority, Wesleyan University Project
   (RB) (LOC - Bank of America) (VRDN)
   1.690%, 12/01/15                                        1,620          1,620
  Indiana State Health Facilities Financing
   Authority, Capital Access Program (RB)
   (LOC - Comerica Bank) (VRDN)
   1.680%, 01/01/12                                          825            825
  Marion Industrial Economic Development
   Authority, Wesleyan University Project
   (RB) (LOC - Bank One) (VRDN)
   1.690%, 06/01/30                                        5,400          5,400
  Sullivan Hoosier Energy (TECP)
   1.710%, 01/10/05                                        4,700          4,700
   1.710%, 01/10/05                                        3,000          3,000
                                                                       --------
                                                                         45,995
--------------------------------------------------------------------------------
IOWA -- 3.0%
  Iowa State (TRAN)
   3.000%, 06/30/05                                        4,000          4,027
  Iowa State Higher Educational Loan
   Authority, Dubuque University Project
   (RAN) Series C (LOC - Bank of America)
   3.000%, 05/24/05                                        4,000          4,025
  Iowa State Higher Educational Loan
   Authority, Graceland College Project
   (RB) (LOC - Bank of America) (VRDN)
   1.740%, 02/01/33                                        3,950          3,950
  Iowa State Higher Educational Loan
   Authority, Morningside College Project
   (RAN) Series G (LOC - U.S. Bank)
   3.000%, 05/24/05                                        6,500          6,541
                                                                       --------
                                                                         18,543
--------------------------------------------------------------------------------
KANSAS -- 1.2%
  Burlington County (TECP)
   1.790%, 12/01/04                                        7,600          7,600
--------------------------------------------------------------------------------
KENTUCKY -- 0.8%
  Shelby County Lease Program (RB)
   Series A (LOC - U.S. Bank) (VRDN)
   1.680%, 09/01/34                                        5,000          5,000
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
LOUISIANA -- 2.2%
  Plaquemines Port Harbor & Terminal
   District Facilities, Chevron Pipe Line
   Project (RB) (VRDN)
   1.750%, 09/01/05                                      $ 6,000       $  6,000
  St. James  Parish  Pollution  Control,  Texaco
   Project  (RB)  Series A (VRDN)
   1.880%, 02/10/05                                        8,000          8,000
                                                                       --------
                                                                         14,000
--------------------------------------------------------------------------------
MARYLAND -- 1.1%
  Montgomery County (GO)
   1.200%, 12/09/04                                        7,000          7,000
--------------------------------------------------------------------------------
MICHIGAN -- 4.1%
  Michigan State Building Authority (TECP)
   1.750%, 12/07/04                                       15,000         15,000
  University of Michigan Hospital (RB)
   Series A-2 (VRDN)
   1.680%, 12/01/24                                        2,300          2,300
  Woodhaven Brownstown School District,
   School Building & Site Project (GO)
   Series B (VRDN)
   1.670%, 05/01/34                                        8,000          8,000
                                                                       --------
                                                                         25,300
--------------------------------------------------------------------------------
MINNESOTA -- 0.3%
  Minneapolis Revenue Authority,
   University Gateway Project (RB) Series
   B (VRDN)
   1.590%, 12/01/27                                        2,050          2,050
--------------------------------------------------------------------------------
MISSISSIPPI -- 0.7%
  Jackson County Water System (GO)
   (VRDN)
   1.320%, 02/01/05                                        4,400          4,400
--------------------------------------------------------------------------------
MISSOURI -- 0.6%
  Missouri Health & Educational Facilities
   Authority, Washington University Project
   (RB) (VRDN)
   1.680%, 03/01/40                                        2,000          2,000
  Missouri Health & Educational Facilities
   Authority, Washington University Project
   (RB) Series 1996C (VRDN)
   1.680%, 09/01/30                                        2,000          2,000
                                                                       --------
                                                                          4,000
--------------------------------------------------------------------------------
NEVADA -- 1.5%
  Las Vegas Valley Water District (TECP)
   1.300%, 12/07/04                                        3,600          3,600
  Las Vegas Valley Water District (TECP)
   Series A
   1.750%, 01/25/05                                        6,000          6,000
                                                                       --------
                                                                          9,600
--------------------------------------------------------------------------------

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


TAX EXEMPT MONEY MARKET FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 0.7%
  New Hampshire Higher Educational &
   Health Facilities Authority, New
   England Incorporated Project (RB)
   Series B (AMBAC) (VRDN)
   1.680%, 12/01/25                                      $ 4,300       $  4,300
--------------------------------------------------------------------------------
NORTH CAROLINA -- 6.6%
  Charlotte Water & Sewer System (BAN)
   (GO)
   1.200%, 12/02/04                                       10,000         10,000
  Guilford County Recreational Facilities
   Authority, YMCA Project (RB) (LOC -
   Branch Banking & Trust) (VRDN)
   1.700%, 02/01/23                                        2,400          2,400
  Mecklenburg County (GO) Series C
   (VRDN)
   1.690%, 02/01/21                                        7,400          7,400
   1.690%, 02/01/22                                        1,500          1,500
  Mecklenburg County (GO) Series E
   (VRDN)
   1.690%, 04/01/18                                        8,200          8,200
  North Carolina Capital Facilities Financing
   Authority, Greensboro Day School
   Project (RB) (LOC - Bank of America)
   (VRDN)
   1.660%, 07/01/21                                        5,675          5,675
  North Carolina Capital Facilities Financing
   Authority, Mars Hill College Project (RB)
   (LOC - Branch Banking & Trust)
   (VRDN)
   1.700%, 07/01/21                                        3,300          3,300
  North Carolina Educational Facilities
   Finance Agency, Belmont Abbey College
   Project (RB) (LOC - Wachovia Bank)
   (VRDN)
   1.680%, 06/01/18                                        1,100          1,100
  North Carolina Medical Care Commission,
   Rutherford Hospital Project (RB) (LOC -
   Branch Banking & Trust) (VRDN)
   1.700%, 09/01/21                                        1,900          1,900
                                                                       --------
                                                                         41,475
--------------------------------------------------------------------------------
OHIO -- 13.3%
  Clark County (BAN) (GO)
   1.400%, 03/18/05                                        2,060          2,061
  Cleveland Waterworks (RB) Series L
   (FGIC) (VRDN)
   1.670%, 01/01/33                                        2,175          2,175
  Columbus (GO) Series 1 (VRDN)
   1.640%, 06/01/16                                        2,400          2,400
  Cuyahoga County (TECP)
   1.830%, 01/26/05                                        5,000          5,000
  Cuyahoga County Hospital Authority,
   Cleveland Clinic Project (RB) (LOC - JP
   Morgan Chase) (VRDN)
   1.680%, 01/01/35                                        5,300          5,300


--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
  Cuyahoga County Port Authority, Euclid
   Garage Office Project (RB) (LOC - Fifth
   Third Bank) (VRDN)
   1.680%, 01/01/34                                      $ 8,515       $  8,515
  Hunting Valley (BAN) (GO)
   1.750%, 10/06/05                                        3,750          3,766
  Mayfield Heights (BAN) (GO)
   2.000%, 01/27/05                                        3,000          3,004
  Ohio State (GO) (VRDN)
   1.670%, 08/01/17                                        9,000          9,000
  Ohio State Air Quality Pollution Control
   Development Authority, Sohio Air
   Project (RB) (VRDN)
   1.670%, 05/01/22                                        2,000          2,000
  Ohio State Air Quality Pollution Control
   Development Authority, Toledo Edison
   Project (RB) Series A (LOC - Wachovia
   Bank) (VRDN)
   1.680%, 06/01/23                                        1,750          1,750
  Ohio State Higher Educational Facilities
   Authority, Case Western Reserve
   University Project (RB) Series A (VRDN)
   1.680%, 10/01/31                                        3,000          3,000
   1.660%, 10/01/31                                       13,000         13,000
  Ohio State Higher Educational Facilities
   Authority, Pooled Financing Program
   (RB) Series A (LOC - Fifth Third Bank)
   (VRDN)
   1.680%, 09/01/24                                        3,000          3,000
  Ohio State University General Receipts
   (TECP) Series E
   1.750%, 12/09/04                                        7,500          7,500
  University of Toledo General Receipts (RB)
   (FGIC) (VRDN)
   1.670%, 06/01/32                                        6,200          6,200
  Washington County Hospital, Marietta
   Area Health Facilities (RB) (LOC - Fifth
   Third Bank) (VRDN)
   1.690%, 12/01/26                                        1,690          1,690
   1.690%, 06/01/27                                        4,105          4,105
                                                                       --------
                                                                         83,466
--------------------------------------------------------------------------------
PENNSYLVANIA -- 18.8%
  Berks County Industrial Development
   Authority, Kutztown Resource Recovery
   Management Project (RB) (LOC -
   Wachovia Bank) (VRDN)
   1.780%, 12/01/30                                        4,120          4,120
  Chester County Industrial Development
   Authority, Archdiocese of Philadelphia
   (RB) (LOC - Wachovia Bank) (VRDN)
   1.690%, 07/01/31                                        8,100          8,100
  Dallastown Area School District (GO)
   (FGIC) (VRDN)
   1.730%, 02/01/18                                        4,195          4,195
   1.730%, 05/01/20                                        2,925          2,925

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
  Delaware County Industrial Development
   Authority, BP Oil Project (RB) (VRDN)
   1.670%, 12/01/09                                      $ 1,000       $  1,000
  Delaware County Industrial Development
   Authority, Exelon Generation Company
   Project (TECP) Series 2001
   1.800%, 02/16/05                                        3,925          3,925
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series A (VRDN)
   1.690%, 12/01/18                                        3,800          3,800
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series B (VRDN)
   1.690%, 12/01/18                                        5,000          5,000
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series C (VRDN)
   1.690%, 12/01/18                                        2,000          2,000
  Delaware County Industrial Development
   Authority, Scott Paper Company Project
   (RB) Series D (VRDN)
   1.690%, 12/01/18                                        4,000          4,000
  Delaware County Industrial Development
   Authority, Sunoco Project (RB) (LOC -
   Bank of America) (VRDN)
   1.690%, 11/01/33                                        4,000          4,000
  Geisinger Health System Authority,
   Geisinger Health System (RB) (VRDN)
   1.680%, 08/01/28                                          900            900
  Gettysburg Area Industrial Development
   Authority, Brethren Home Community
   Project (RB) Series A (LOC - Wachovia
   Bank) (VRDN)
   1.680%, 06/01/24                                        2,590          2,590
  Harrisburg Authority, Cumberland Valley
   School District Project (RB) Sub-Series B
   (FSA) (VRDN)
   1.720%, 03/01/34                                        8,900          8,900
  Harrisburg Authority, West Brandywine (RB)
   Sub-Series D (FSA) (VRDN)
   1.720%, 03/01/34                                        2,900          2,900
  Harrisburg Water Authority (RB) (FGIC)
   (VRDN)
   1.730%, 07/15/29                                        2,650          2,650
  Lehigh County General Purpose Authority,
   St. Lukes Hospital Project (RB) (LOC -
   Wachovia Bank) (VRDN)
   1.660%, 07/01/31                                        6,725          6,725
  Manheim Township School District (GO)
   (FSA) (VRDN)
   1.730%, 06/01/16                                        2,000          2,000
  Montgomery County Higher Educational
   Facilities Authority, William Penn Charter
   School Project (RB) (LOC - PNC Bank)
   (VRDN)
   1.720%, 09/15/31                                        4,900          4,900


--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
  New Castle Hospital Authority, Jameson
   Memorial Hospital Project (RB) (FSA)
   (VRDN)
   1.720%, 07/01/26                                      $ 2,790       $  2,790
  New Garden General Authority, Municipal
   Pooled Financing Program (RB) Series II
   (FSA) (VRDN)
   1.750%, 12/01/33                                        5,000          5,000
  Pennsylvania State Higher Education
   Facilities Authority, Association of
   Independent Colleges & Universities
   (RB) Series J-2 (LOC - PNC Bank)
   (VRDN)
   1.700%, 05/01/27                                        2,300          2,300
  Pennsylvania State Turnpike Commission
   (RB) Series A-3 (VRDN)
   1.680%, 12/01/30                                        6,000          6,000
  Pennsylvania State University (RB)
   Series A (VRDN)
   1.670%, 04/01/31                                        8,000          8,000
  Philadelphia Hospital & Higher Education
   Facilities Authority, Children's Hospital
   Project (RB) (VRDN)
   1.640%, 07/01/22                                        1,170          1,170
  Philadelphia Hospital & Higher Education
   Facilities Authority, Children's Hospital
   Project (RB) Series A (VRDN)
   1.670%, 02/15/14                                          200            200
  Philadelphia Industrial Development
   Authority, Newcourtland Elder Services
   Project (RB) (LOC - PNC Bank) (VRDN)
   1.690%, 03/01/27                                        8,600          8,600
  Quakertown Hospital Authority, Hospital
   Group Pooled Financing Project (RB)
   (LOC - PNC Bank) (VRDN)
   1.530%, 07/01/05                                          100            100
  Sayre Health Care Facilities Authority,
   Capital Financing Project (RB) Series A
   (AMBAC) (VRDN)
   1.680%, 12/01/20                                        4,500          4,500
  Sayre Health Care Facilities Authority,
   Capital Financing Project (RB) Series M
   (AMBAC) (VRDN)
   1.680%, 12/01/20                                        4,000          4,000
                                                                       --------
                                                                        117,290
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 2.7%
  Lexington & Richland County School
   District #005 Project (GO)
   2.500%, 03/01/05                                        5,000          5,013
  Richland County School District (GO)
   2.000%, 02/01/05                                        5,100          5,106
  South Carolina Public Service (TECP)
   1.680%, 02/14/05                                        6,591          6,591
                                                                       --------
                                                                         16,710
--------------------------------------------------------------------------------

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


TAX EXEMPT MONEY MARKET FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
TENNESSEE -- 3.6%
  Blount County Health Educational &
   Housing Facilities Authority,
   Presbyterian Homes Project (RB)
   (LOC - Suntrust Bank) (VRDN)
   1.680%, 01/01/19                                      $ 6,875       $  6,875
  Tennessee State (GO) (TECP)
   1.380%, 12/08/04                                        7,900          7,900
   1.750%, 02/10/05                                        5,000          5,000
  Tennessee State School Bond Authority
   (TECP)
   1.300%, 02/09/05                                        2,800          2,800
                                                                       --------
                                                                         22,575
--------------------------------------------------------------------------------
TEXAS -- 7.0%
  Brownsville Utilities System, Subordinate
   Lien Project (RB) Series A (MBIA)
   (VRDN)
   1.650%, 09/01/27                                        1,750          1,750
  Brownsville Utilities System, Subordinate
   Lien Project (RB) Series A (TECP)
   1.800%, 02/03/05                                        5,000          5,000
  Denton Independent School District (GO)
   (VRDN)
   1.550%, 08/15/21                                        4,700          4,700
  Gulf Coast Industrial Development
   Authority, Amoco Oil Corporation
   Project (RB) (VRDN)
   1.250%, 06/01/25                                        4,000          4,000
  Harris County (GO) (TECP) Series C
   1.730%, 01/12/05                                          700            700
   1.530%, 01/12/05                                        3,598          3,598
  San Antonio Health Facilities Authority,
   Clinical Foundation Project (RB) (LOC -
   Wells Fargo Bank) (VRDN)
   1.690%, 06/01/20                                        2,300          2,300
  San Antonio Higher Education Authority,
   Trinity University Project (RB) (LOC -
   Bank of America) (VRDN)
   1.680%, 06/01/33                                        1,300          1,300
  San Antonio Water Authority Series A
   (RB) (VRDN)
   1.650%, 05/15/33                                        2,500          2,500
  Texas State (TRAN)
   3.000%, 08/31/05                                       17,500         17,673
                                                                       --------
                                                                         43,521
--------------------------------------------------------------------------------
UTAH -- 2.5%
  Eagle Mountain Gas & Electric (RB) (LOC -
   BNP Paribas) (VRDN)
   1.680%, 12/01/25                                        2,600          2,600
  Intermountain Power Agency (TECP)
   1.400%, 03/15/05                                        7,250          7,250
  Intermountain Power Agency, Power
   Supply (RB) Series F (VRDN)
   1.250%, 12/01/04                                        6,000          6,000
                                                                       --------
                                                                         15,850
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
VERMONT -- 1.2%
  Vermont Education and Health Building
   Finance Agency, Middlebury College
   Project (RB) Series A (VRDN)
   1.960%, 11/01/27                                      $ 7,520       $  7,520
--------------------------------------------------------------------------------
VIRGINIA -- 1.8%
  Lynchburg Industrial Development
   Authority, Mid Atlantic Hospital (RB)
   Series C (AMBAC) (VRDN)
   1.680%, 12/01/25                                        2,100          2,100
  Lynchburg Industrial Development
   Authority, Mid Atlantic Hospital (RB)
   Series F (AMBAC) (VRDN)
   1.680%, 12/01/25                                        9,100          9,100
                                                                       --------
                                                                         11,200
--------------------------------------------------------------------------------
WASHINGTON -- 0.8%
  Washington Health Care Facilities
   Authority, National Healthcare Research
   & Educational Project (RB) (LOC - BNP
   Paribas) (VRDN)
   1.680%, 01/01/32                                        5,000          5,000
--------------------------------------------------------------------------------
WISCONSIN -- 0.8%
  Wisconsin Health & Educational Facilities
   Authority, Divine Savior Healthcare (RB)
   Series B (LOC - Bank One) (VRDN)
   1.700%, 05/01/32                                        4,900          4,900
--------------------------------------------------------------------------------

Total Municipal Securities (Cost $623,138)                              623,138
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.1%
  AIM Tax Free Cash Reserve Money
   Market Fund                                           694,776            695
  Goldman Sachs Financial Square
   Tax-Exempt Money Market Fund                           27,305             27
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $722)                                        722
--------------------------------------------------------------------------------

Total Investments -- 99.7% (Cost $ 623,860)*                            623,860
--------------------------------------------------------------------------------
Other Assets & Liabilities -- 0.3%
  Investment Advisory Fees Payable                                          (80)
  12b-1 Fees Payable
   Class I                                                                  (21)
   Class A                                                                  (18)
  Administration Fees Payable                                               (36)
  Custody Fees Payable                                                       (7)
  Other Assets & Liabilities                                              1,757
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                    1,595
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $625,455
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                        Value
                                                                        (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited
  authorization -- no par value)                                       $625,504
Accumulated net realized loss on investments                                (49)
--------------------------------------------------------------------------------

Total Net Assets                                                       $625,455
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($453,816,110 / 453,855,174
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A ($171,639,239 / 171,642,153
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BAN -- BOND ANTICIPATION NOTE
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RAN -- REVENUE ANTICIPATION NOTE
RB -- REVENUE BOND
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
VRDN -- VARIABLE RATE DEMAND NOTE: THE RATE REFLECTED ON THE STATEMENT OF NET
        ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA MONEY MARKET FUNDS
STATEMENT OF NET ASSETS


TREASURY MONEY MARKET FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.4%
U.S. TREASURY BILLS+ -- 86.7%
   1.752%, 12/02/04                                      $40,000     $   39,998
   1.727%, 12/09/04                                       40,000         39,985
   1.733%, 12/16/04                                       33,000         32,976
   1.849%, 12/23/04                                       34,000         33,961
   1.722%, 12/30/04                                       10,000          9,986
   1.772%, 01/06/05                                       12,000         11,979
   1.737%, 01/13/05                                       14,000         13,971
   1.788%, 01/20/05                                       13,000         12,968
   1.815%, 01/27/05                                       13,000         12,963
   1.746%, 02/03/05                                        7,000          6,978
   2.074%, 02/10/05                                       20,000         19,918
   1.746%, 02/17/05                                       12,000         11,954
   1.969%, 03/03/05                                       12,000         11,940
   1.870%, 03/10/05                                        8,000          7,959
   1.988%, 03/17/05                                        9,000          8,947
   2.252%, 04/21/05                                       10,000          9,912
                                                                     ----------
                                                                        286,395
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 12.7%
   1.750%, 12/31/04                                       34,000         34,000
   1.625%, 01/31/05                                        8,000          7,997
                                                                     ----------
                                                                         41,997
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $328,392)                         328,392
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 0.7%
  Federated U.S. Treasury Cash Reserve
   Money Market Fund                                     184,973            185
  Goldman Sachs Financial Square Treasury
   Money Market Fund                                   1,982,066          1,982
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $2,167)                                    2,167
--------------------------------------------------------------------------------

Total Investments -- 100.1% (Cost $ 330,559)*                           330,559
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (0.1)%
  Investment Advisory Fees Payable                                          (77)
  12b-1 Fees Payable
   Class I                                                                  (24)
   Class A                                                                   (2)
  Administration Fees Payable                                               (20)
  Custody Fees Payable                                                       (5)
  Other Assets & Liabilities                                                (97)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                     (225)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $330,334
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                        Value
                                                                        (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited
  authorization -- no par value)                                       $330,350
Accumulated net realized loss on investments                                (16)
--------------------------------------------------------------------------------

Total Net Assets                                                       $330,334
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($311,766,876 / 311,799,028
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A ($18,567,500 / 18,559,985
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA MONEY MARKET FUNDS
                                                         STATEMENT OF NET ASSETS


                                                 TREASURY PLUS MONEY MARKET FUND
                                                   NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                    Number of Shares/   Value
                                                        Par (000)       (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 26.2%
U.S. TREASURY BILLS+ -- 17.2%
   1.515%, 12/02/04                                     $  1,000       $  1,000
   1.605%, 12/16/04                                        1,000            999
   1.835%, 12/23/04                                        4,000          3,996
   1.740%, 01/13/05                                        2,000          1,996
   1.770%, 01/27/05                                        2,000          1,994
   2.082%, 02/10/05                                        2,000          1,992
   1.844%, 02/17/05                                        2,000          1,992
   2.142%, 02/24/05                                        2,000          1,990
   2.047%, 03/03/05                                        2,000          1,990
   2.271%, 04/21/05                                        2,000          1,982
   2.331%, 05/19/05                                        2,000          1,978
                                                                       --------
                                                                         21,909
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 9.0%
   1.750%, 12/31/04                                        5,500          5,503
   1.625%, 01/31/05                                        6,000          6,005
                                                                       --------
                                                                         11,508
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $33,417)                           33,417
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 1.0%
  Federated Treasury Obligation Money
   Market Fund                                           610,738            611
  Financial Square Treasury Obligation
   Money Market Fund                                     620,065            620
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $1,231)                                    1,231
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 72.9%
  Bank of America
   1.92% (dated 11/30/04, matures 12/1/04,
   repurchase price $6,000,320,
   collateralized by various government
   obligations: total market value
   $6,120,158)                                          $  6,000          6,000
  Credit Suisse First Boston
   1.96% (dated 11/30/04, matures 12/1/04,
   repurchase price $31,501,715,
   collateralized by various government
   obligations: total market value
   $32,132,165)                                           31,500         31,500
  Goldman Sachs
   1.93% (dated 11/30/04, matures 12/1/04,
   repurchase price $6,000,322,
   collateralized by various government
   obligations: total market value
   $6,120,294)                                             6,000          6,000
  Greenwich Capital
   1.95% (dated 11/30/04, matures 12/1/04,
   repurchase price $6,000,325,
   collateralized by various government
   obligations: total market value
   $6,124,776)                                             6,000          6,000


--------------------------------------------------------------------------------
                                                           Par          Value
                                                          (000)         (000)
--------------------------------------------------------------------------------
  JP Morgan Chase
   1.91% (dated 11/30/04, matures 12/1/04,
   repurchase price $6,000,318,
   collateralized by various government
   obligations: total market value
   $6,121,580)                                          $  6,000       $  6,000
  Morgan Stanley
   1.93% (dated 11/30/04, matures 12/1/04,
   repurchase price $6,000,322,
   collateralized by various government
   obligations: total market value
   $6,120,580)                                             6,000          6,000
  UBS Securities
   1.96% (dated 11/30/04, matures 12/1/04,
   repurchase price $31,501,715,
   collateralized by various government
   obligations: total market value
   $32,131,169)                                           31,500         31,500
--------------------------------------------------------------------------------

Total Repurchase Agreements (Cost $93,000)                               93,000
--------------------------------------------------------------------------------

Total Investments -- 100.1% (Cost $ 127,648)*                           127,648
--------------------------------------------------------------------------------
OTHER ASSETS & Liabilities -- (0.1)%
  Investment Advisory Fees Payable                                          (26)
  12b-1 Fees Payable
   Class I                                                                   (5)
  Administration Fees Payable                                                (7)
  Custody Fees Payable                                                       (2)
  Other Assets & Liabilities                                                (59)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                      (99)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                             $127,549
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited
  authorization -- no par value)                                       $127,548
Undistributed net realized gain on investments                                1
--------------------------------------------------------------------------------

Total Net Assets                                                       $127,549
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($127,472,547 / 127,472,113
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class A ($76,087 / 75,867
  outstanding shares of beneficial interest)                              $1.00
--------------------------------------------------------------------------------
* ALSO COST FOR FEDERAL INCOME TAX PURPOSES.
+ EFFECTIVE YIELD AT PURCHASE DATE.
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA MONEY MARKET FUNDS
STATEMENTS OF OPERATIONS (000)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)



                                                                    GOVERNMENT                                 OHIO MUNICIPAL
                                                                   MONEY MARKET          MONEY MARKET           MONEY MARKET
                                                                       FUND                  FUND                   FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                            $12,950                $28,205                 $1,984
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                              3,035                  6,518                    522
Administration fees                                                     607                  1,304                    104
12b-1 fees:
   Class I                                                              268                    582                     50
   Class A                                                               79                    165                     10
   Class B                                                               --                      5                     --
   Class C                                                               --                      3                     --
Shareholder services fees:
   Class A                                                              505                  1,021                     60
   Class B                                                               --                      2                     --
   Class C                                                               --                      1                     --
Transfer agent fees                                                     242                    460                     28
Custodian fees                                                           83                    163                     22
Professional fees                                                        90                    179                     14
Printing and shareholder reports                                         94                    156                     11
Registration and filing fees                                            108                    211                     13
Trustees' fees                                                           26                     51                      3
Miscellaneous                                                            72                    133                     12
-------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                        5,209                 10,954                    849
-------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees                                     (867)                (1,862)                  (298)
Waiver of 12b-1 fees:
   Class B                                                               --                     (4)                    --
   Class C                                                               --                     (3)                    --
-------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                       4,342                  9,085                    551
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                 8,608                 19,120                  1,433
-------------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments sold                                    --                     --                     --
-------------------------------------------------------------------------------------------------------------------------------
Net increase from payments by affiliates 1                               --                  6,100                     --
-------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   Resulting from Operations                                        $ 8,608                $25,220                 $1,433
===============================================================================================================================



                                                           PENNSYLVANIA
                                                            TAX EXEMPT       TAX EXEMPT         TREASURY      TREASURY PLUS
                                                           MONEY MARKET     MONEY MARKET      MONEY MARKET    MONEY MARKET
                                                               FUND             FUND              FUND            FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                      $ 947           $4,156             $3,558            $950
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees                                        293            1,098                823             210
Administration fees                                              51              219                192              49
12b-1 fees:
   Class I                                                       19               89                110              29
   Class A                                                       11               37                  4              --
   Class B                                                       --               --                 --              --
   Class C                                                       --               --                 --              --
Shareholder services fees:
   Class A                                                       66              227                 27              --
   Class B                                                       --               --                 --              --
   Class C                                                       --               --                 --              --
Transfer agent fees                                              19               73                 61              20
Custodian fees                                                   14               38                 34              14
Professional fees                                                10               30                 29               9
Printing and shareholder reports                                  7               27                 24               5
Registration and filing fees                                      9               36                 30               9
Trustees' fees                                                    2                8                  7               2
Miscellaneous                                                     8               23                 20               4
---------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                  509            1,905              1,361             351
---------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees                             (183)            (627)              (137)            (35)
Waiver of 12b-1 fees:
   Class B                                                       --               --                 --              --
   Class C                                                       --               --                 --              --
---------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                 326            1,278              1,224             316
---------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                           621            2,878              2,334             634
---------------------------------------------------------------------------------------------------------------------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments sold                            --               --                (19)             (1)
---------------------------------------------------------------------------------------------------------------------------
Net increase from payments by affiliates 1                       --               --                 --              --
---------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   Resulting from Operations                                  $ 621           $2,878             $2,315            $633
===========================================================================================================================

1 SEE NOTE 7 IN NOTES TO FINANCIAL STATEMENTS.
SEE NOTES TO FINANCIAL STATEMENTS.


30 and 31

ARMADA MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)



                                                               GOVERNMENT MONEY MARKET FUND              MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 FOR THE           FOR THE             FOR THE          FOR THE
                                                             SIX MONTHS ENDED        YEAR         SIX MONTHS ENDED       YEAR
                                                             NOVEMBER 30, 2004       ENDED        NOVEMBER 30, 2004      ENDED
                                                                (UNAUDITED)      MAY 31, 2004        (UNAUDITED)     MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                          $     8,608       $    14,258        $    19,120      $     26,804
Net realized gain (loss) on investments sold                            --                 5                 --                45
Net increase from payments by affiliates                                --                --              6,100                --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                                        8,608            14,263             25,220            26,849
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                          (6,948)          (12,205)           (15,723)          (22,619)
   Class A                                                          (1,661)           (2,052)            (3,389)           (4,174)
   Class B                                                              --                --                 (5)               (7)
   Class C                                                              --                --                 (3)               (4)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends                                                     (8,609)          (14,257)           (19,120)          (26,804)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                                       1,485,640         3,308,807          3,162,381         5,275,852
   Class A                                                       1,101,295         2,562,752          2,064,527         3,922,976
   Class B                                                              --                --                496               778
   Class C                                                              --                --              3,708             9,512
   Class H                                                              --                --                 --                35
Net asset value of shares issued from merger 1:
   Class I                                                         195,005                --                 --                --
Reinvestment of dividends:
   Class I                                                             121                57                802               761
   Class A                                                             282               291              1,115             1,342
   Class B                                                              --                --                  5                 5
   Class C                                                              --                --                  3                 4
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 2,782,343         5,871,907          5,233,037         9,211,265
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                      (1,922,652)       (3,720,757)        (3,579,700)       (6,003,125)
   Class A                                                      (1,028,306)       (2,768,889)        (2,089,510)       (4,119,429)
   Class B                                                              --                --               (321)           (1,444)
   Class C                                                              --                --             (3,564)          (10,127)
   Class H                                                              --                --                 --              (117)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                (2,950,958)       (6,489,646)        (5,673,095)      (10,134,242)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                                   (168,615)         (617,739)          (440,058)         (922,977)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (168,616)         (617,733)          (433,958)         (922,932)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                           1,942,621         2,560,354          3,824,583         4,747,515
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                               $ 1,774,005       $ 1,942,621        $ 3,390,625      $  3,824,583
===================================================================================================================================



                                                                                                        PENNSYLVANIA
                                                  OHIO MUNICIPAL MONEY MARKET FUND                   MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
                                                       FOR THE           FOR THE                   FOR THE          FOR THE
                                                   SIX MONTHS ENDED        YEAR               SIX MONTHS ENDED       YEAR
                                                   NOVEMBER 30, 2004       ENDED              NOVEMBER 30, 2004      ENDED
                                                      (UNAUDITED)      MAY 31, 2004              (UNAUDITED)     MAY 31, 2004
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                            $   1,433            $   1,796                $     621           $   1,075
Net realized gain (loss) on investments sold            --                   --                       --                 --
Net increase from payments by affiliates                --                   --                       --                  --
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                        1,433                1,796                      621               1,075
--------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                          (1,252)              (1,576)                    (438)               (717)
   Class A                                            (181)                (220)                    (183)               (358)
   Class B                                              --                   --                       --                  --
   Class C                                              --                   --                       --                  --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends                                     (1,433)              (1,796)                    (621)             (1,075)
--------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                         271,703              432,388                  100,520             223,093
   Class A                                          64,789              102,619                  153,486             538,396
   Class B                                              --                   --                       --                  --
   Class C                                              --                   --                       --                  --
   Class H                                              --                   --                       --                  --
Net asset value of shares issued from merger 1:
   Class I                                              --                   --                       --                  --
Reinvestment of dividends:
   Class I                                             127                  226                        2                   7
   Class A                                             177                  215                       81                  95
   Class B                                              --                   --                       --                  --
   Class C                                              --                   --                       --                  --
--------------------------------------------------------------------------------------------------------------------------------
                                                   336,796              535,448                  254,089             761,591
--------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                        (253,159)            (456,873)                (100,972)           (226,354)
   Class A                                         (60,901)            (106,339)                (209,160)           (523,143)
   Class B                                              --                   --                       --                  --
   Class C                                              --                   --                       --                  --
   Class H                                              --                   --                       --                  --
--------------------------------------------------------------------------------------------------------------------------------
                                                  (314,060)            (563,212)                (310,132)           (749,497)
--------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                     22,736              (27,764)                 (56,043)             12,094
--------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets             22,736              (27,764)                 (56,043)             12,094
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                             286,968              314,732                  201,294             189,200
--------------------------------------------------------------------------------------------------------------------------------
   End of period                                 $ 309,704            $ 286,968                $ 145,251           $ 201,294
================================================================================================================================




                                                       TAX EXEMPT MONEY MARKET FUND
---------------------------------------------------------------------------------------
                                                           FOR THE          FOR THE
                                                      SIX MONTHS ENDED       YEAR
                                                      NOVEMBER 30, 2004      ENDED
                                                         (UNAUDITED)     MAY 31, 2004
---------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                    $   2,878       $     4,211
Net realized gain (loss) on investments sold                    --                --
Net increase from payments by affiliates                        --                --
---------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                                2,878             4,211
---------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                  (2,214)           (3,227)
   Class A                                                    (664)             (987)
   Class B                                                      --                --
   Class C                                                      --                --
---------------------------------------------------------------------------------------
Total dividends                                             (2,878)           (4,214)
---------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                                 377,099           595,476
   Class A                                                 273,910           961,139
   Class B                                                      --                --
   Class C                                                      --                --
   Class H                                                      --                --
Net asset value of shares issued from merger 1:
   Class I                                                      --                --
Reinvestment of dividends:
   Class I                                                       8                41
   Class A                                                     539               681
   Class B                                                      --                --
   Class C                                                      --                --
---------------------------------------------------------------------------------------
                                                           651,556         1,557,337
---------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                (349,546)         (714,360)
   Class A                                                (325,004)       (1,007,499)
   Class B                                                      --                --
   Class C                                                      --                --
   Class H                                                      --                --
---------------------------------------------------------------------------------------
                                                          (674,550)       (1,721,859)
---------------------------------------------------------------------------------------
Increase (decrease) in net assets from share
   transactions                                            (22,994)         (164,522)
---------------------------------------------------------------------------------------
Total increase (decrease) in net assets                    (22,994)         (164,525)
---------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                     648,449           812,974
---------------------------------------------------------------------------------------
   End of period                                         $ 625,455       $   648,449
=======================================================================================

1 SEE NOTE 6 IN NOTES TO FINANCIAL STATEMENTS.
SEE NOTES TO FINANCIAL STATEMENTS.

32 and 33

ARMADA MONEY MARKET FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                  TREASURY MONEY MARKET FUND                TREASURY PLUS MONEY MARKET FUND
---------------------------------------------------------------------------------------------------------------------------
                                                   FOR THE           FOR THE                     FOR THE          FOR THE
                                               SIX MONTHS ENDED        YEAR                 SIX MONTHS ENDED       YEAR
                                               NOVEMBER 30, 2004       ENDED                NOVEMBER 30, 2004      ENDED
                                                  (UNAUDITED)      MAY 31, 2004                (UNAUDITED)     MAY 31, 2004
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                              $   2,334       $     3,184                 $     634        $     964
Net realized gain (loss) on investments sold             (19)                3                        (1)               2
---------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from
   operations                                          2,315             3,187                       633              966
---------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                            (2,265)           (3,139)                     (636)            (963)
   Class A                                               (69)              (52)                       --               (1)
---------------------------------------------------------------------------------------------------------------------------
Total dividends                                       (2,334)           (3,191)                     (636)            (964)
---------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
Proceeds from shares issued:
   Class I                                           352,617         1,001,486                   258,746          627,547
   Class A                                            43,046            91,909                        22           12,712
Reinvestment of dividends:
   Class I                                                 1                 1                        --               15
   Class A                                                57                40                        --                1
---------------------------------------------------------------------------------------------------------------------------
                                                     395,721         1,093,436                   258,768          640,275
---------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                          (618,857)       (1,060,294)                 (343,688)        (647,915)
   Class A                                           (49,145)          (82,231)                      (53)         (13,457)
---------------------------------------------------------------------------------------------------------------------------
                                                    (668,002)       (1,142,525)                 (343,741)        (661,372)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   share transactions                               (272,281)          (49,089)                  (84,973)         (21,097)
---------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets             (272,300)          (49,093)                  (84,976)         (21,095)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                               602,634           651,727                   212,525          233,620
---------------------------------------------------------------------------------------------------------------------------
   End of period                                   $ 330,334       $   602,634                 $ 127,549        $ 212,525
===========================================================================================================================

See notes to financial statements.

                                                       ARMADA MONEY MARKET FUNDS
                                                   NOTES TO FINANCIAL STATEMENTS
                                                   NOVEMBER 30, 2004 (UNAUDITED)


1. FUND ORGANIZATION

Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2004, the Trust offered for sale shares of 30 Funds. Each Fund is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees, sales charges and investment minimums. With respect to the Money Market Funds, Class I and Class A Shares are sold without a sales charge; Class B and Class C Shares of the Money Market Fund are available through exchanges and may incur contingent deferred sales charges. Contingent deferred sales charges may be reduced or waived under certain circumstances.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY FUNDS
International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, S&P 500 Index Fund, Small Cap Core Fund, Small Cap Growth Fund and Small Cap Value Fund;

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund;

FIXED INCOME FUNDS
Bond Fund, Government Mortgage Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

TAX FREE BOND FUNDS
Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

MONEY MARKET FUNDS
Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund, Treasury Money Market Fund and Treasury Plus Money Market Fund.

The financial statements presented herein are those of the Money Market Funds. The financial statements of the Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds are not presented herein, but are presented separately.


2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Money Market Funds.


INVESTMENT VALUATION

The investments of the Money Market Funds are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No investments held at November 30, 2004, were valued at other than amortized cost.

ARMADA MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004 (UNAUDITED)


INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of respective investments. Expenses common to all of the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) and shareholder services fees relating to a specific class are charged directly to that class.


DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from the net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually for each of the Funds.


REPURCHASE AGREEMENTS

Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.


3. INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER AFFILIATED TRANSACTIONS


INVESTMENT ADVISORY FEES

Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Management Company (the "Adviser"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. The Adviser may, from time to time, waive its fees payable by the Funds. Such waivers are voluntary and may be discontinued at any time. The table below also lists the waivers in effect as of November 30, 2004. All were in effect for the six months ended November 30, 2004.

                                                          ANNUAL         FEE
                                                           RATE         WAIVER
                                                          ------        ------
Government Money Market Fund ..........................    0.35%        0.10%
Money Market Fund .....................................    0.35%        0.10%
Ohio Municipal
  Money Market Fund ...................................    0.35%        0.20%
Pennsylvania Tax Exempt
  Money Market Fund ...................................    0.40%        0.25%
Tax Exempt Money Market Fund ..........................    0.35%        0.20%
Treasury Money Market Fund ............................    0.30%        0.05%
Treasury Plus Money Market Fund .......................    0.30%        0.05%


SHAREHOLDER SERVICES FEES

The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment, listed in the table below, based on each Class' average daily net assets.

                                                         ANNUAL RATE
                                             ---------------------------------
                                             CLASS A      CLASS B      CLASS C
                                             -------      -------      -------
Government
  Money Market Fund ...................       0.25%         N/A          N/A
Money Market Fund .....................       0.25%         0.25%        0.25%
Ohio Municipal
  Money Market Fund ...................       0.25%         N/A          N/A
Pennsylvania Tax Exempt
  Money Market Fund ...................       0.25%         N/A          N/A
Tax Exempt
  Money Market Fund ...................       0.25%         N/A          N/A
Treasury
  Money Market Fund ...................       0.25%         N/A          N/A
Treasury Plus
  Money Market Fund ...................       0.25%         N/A          N/A

CUSTODIAN FEES

National City Bank ("NCB") an affiliate of the Adviser, serves as the Trust's Custodian. For its services as the Custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average daily gross assets; (ii) 0.010% of the next $650 million of average daily gross assets; and (iii) 0.008% of the average daily gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.


DISTRIBUTION/12B-1 FEES

The Trust and Professional Funds Distributor, LLC ("PFD" or the "Distributor") are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds' Class I and Class A Shares. Money Market Funds currently charge 0.03% for Class I and Class A Shares, reduced from 0.05% effective September 1, 2004. The Trust also has adopted plans under Rule 12b-1 with respect to Class B and Class C Shares pursuant to which the Trust compensates the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds' Class B and Class C Shares. With respect to the Class B and Class C Shares of the Money Market Fund, the Distributor had voluntarily agreed to waive 0.70% beginning November 18, 2002. This waiver was voluntary and was terminated effective November 1, 2004.


TRUSTEE FEES

Each Trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $16,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to the Funds and Armada Advantage Fund ("Advantage"), another registered investment company managed by the Adviser; and are allocated to the Funds and Advantage based on their average daily net assets. These fees are in effect through December 31, 2004. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.


ADMINISTRATION FEES

The Trust, PFPC Inc. ("PFPC") and NCB are parties to a Co-Administration and Accounting Services Agreement effective as of August 31, 2004, under which PFPC and NCB provide administration and accounting services in exchange for fees at the annual rate of 0.07% based on average daily net assets of the Trust's Funds, of which 0.0325% is allocated to PFPC and 0.0375% is allocated to NCB. The Co-Administrators use their own resources to pay advertising, marketing and other expenses for support of the Funds on behalf of the Trust. For the six months ended November 30, 2004, PFPC contributed 0.0048% of average daily net assets to support the Funds.


LEGAL FEES

Expenses paid by the Trust for the six months ended November 30, 2004, include legal fees of $487,006 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.


4. FEDERAL INCOME TAXES

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate "regulated investment

ARMADA MONEY MARKET FUNDS
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004 (UNAUDITED)


company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied to future capital gains. At May 31, 2004, the Funds had, for Federal income tax purposes, capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                             EXPIRING MAY 31,
                           --------------------------------------------------
                           2006     2007      2010     2011    2012     Total
                           (000)    (000)     (000)    (000)   (000)    (000)
                           -----    -----     -----    -----   -----   ------
Government
  Money Market Fund        $ --     $ --     $   --     $18     $ 3    $   21
Money Market Fund            --       --      7,849      --      --     7,849
Pennsylvania Tax Exempt
  Money Market Fund          10       --         40      --      --        50
Tax Exempt
  Money Market Fund           7       19         --      23      --        49


5. MARKET AND CREDIT RISK

Each Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, and Tax Exempt Money Market Funds.


6. FUND MERGER/REORGANIZATION

Effective October 12, 2004, all of the assets and liabilities of Riverfront Government Money Market Fund were transferred into Armada Government Money Market Fund. Under the Plan of Reorganization, approved on October 7, 2004 by shareholders of Riverfront Government Money Market Fund, 195,005,374 shares of Armada Government Money Market Fund were issued for net assets of $195,005,374 of Riverfront Government Money Market Fund in a tax free exchange. The net assets of Riverfront Government Money Market Fund were combined with Armada Government Money Market Fund's net assets aggregating net assets of $1,797,902,541, immediately after the combination.


7. CAPITAL INFUSIONS

On June 17, 2004 and July 1, 2004, National City Corporation, parent of the Trust's Advisor and Custodian, provided capital infusions of $1 million and $5.1 million, respectively to Armada Money Market Fund. The Fund had been diluted by $7.8 million in capiital loss carryovers from 2002, resulting from losses on the sale of commercial paper issued by Pacific Gas and Southern California Edison.


8. INDEMNIFICATIONS

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is immaterial. The Funds have not had prior claims or losses pursuant to the contracts and expect the risk of loss to be remote.

                                                                           NOTES

NOTES

                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114


                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406


                                  LEGAL COUNSEL
                            Drinker Biddle &Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996




                                                               [GRAPHIC OMITTED]
                                                                       ARMADA(R)
                                                                           FUNDS

[GRAPHIC OMITTED]
ARMADA(R)
    FUNDS

WWW.ARMADAFUNDS.COM




760 Moore Road
King of Prussia, PA 19406





INVESTMENT ADVISER:


[GRAPHIC OMITTED]
NATIONAL CITY(R)
INVESTMENT MANAGEMENT COMPANY


1900 East Ninth Street, 22nd Floor
Cleveland, OH 44114









ARM-SA-002-0400 (11/04)

                               [GRAPHIC OMITTED]

                                      2004

                        ARMADA FUNDS SEMI-ANNUAL REPORT



                                  EQUITY FUNDS
                             ASSET ALLOCATION FUNDS
                               FIXED INCOME FUNDS
                               TAX FREE BOND FUNDS
                                NOVEMBER 30, 2004
                                   (Unaudited)


                                 [LOGO OMITTED]
                                     ARMADA(R)
                                      FUNDS

                              WWW.ARMADA.FUNDS.COM

EQUITY FUNDS

INTERNATIONAL EQUITY FUND

LARGE CAP CORE EQUITY FUND

LARGE CAP GROWTH FUND

LARGE CAP VALUE FUND

MID CAP GROWTH FUND

MID CAP VALUE FUND

S&P 500 INDEX FUND

SMALL CAP CORE FUND

SMALL CAP GROWTH FUND

SMALL CAP VALUE FUND


ASSET ALLOCATION FUNDS

AGGRESSIVE ALLOCATION FUND

BALANCED ALLOCATION FUND

CONSERVATIVE ALLOCATION FUND


FIXED INCOME FUNDS

BOND FUND

GOVERNMENT MORTGAGE FUND

INTERMEDIATE BOND FUND

LIMITED MATURITY BOND FUND

TOTAL RETURN ADVANTAGE FUND

ULTRA SHORT BOND FUND


TAX FREE BOND FUNDS

INTERMEDIATE TAX EXEMPT BOND FUND

MICHIGAN INTERMEDIATE MUNICIPAL
   BOND FUND

OHIO INTERMEDIATE TAX EXEMPT BOND
   FUND

PENNSYLVANIA INTERMEDIATE MUNICIPAL
   BOND FUND


MONEY MARKET FUNDS

GOVERNMENT MONEY MARKET FUND

MONEY MARKET FUND

OHIO MUNICIPAL MONEY MARKET FUND

PENNSYLVANIA TAX EXEMPT
   MONEY MARKET FUND

TAX EXEMPT MONEYMARKET FUND

TREASURY MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND


   Chairman's Message ...................................................   1

   Economic and Market Overview .........................................   2

   Disclosure of Portfolio Holdings .....................................   4

   Disclosure of Fund Expenses ..........................................   7


FINANCIAL STATEMENTS

   Financial Highlights .................................................  11

   Statements of Net Assets .............................................  27

   Statements of Operations ............................................. 100

   Statements of Changes in Net Assets .................................. 105

   Notes to Financial Statements ........................................ 117


--------------------------------------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF ARMADA FUNDS (THE "FUNDS") CAREFULLY BEFORE INVESTING. A PROSPECTUS WITH THIS AND OTHER INFORMATION ABOUT THE FUNDS MAY BE OBTAINED BY CONTACTING YOUR INVESTMENT PROFESSIONAL, CALLING 1-800-622-FUND (3863), OR DOWNLOADING ONE AT WWW.ARMADAFUNDS.COM. PLEASE READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT
PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT WWW.ARMADAFUNDS.COM.

NATIONAL CITY INVESTMENT MANAGEMENT COMPANY ("IMC") SERVES AS INVESTMENT ADVISER TO THE FUNDS, FOR WHICH IT RECEIVES AN INVESTMENT ADVISORY FEE. THE FUNDS ARE DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC ("PFD"), 760 MOORE ROAD, KING OF PRUSSIA, PA 19406. PFD IS NOT AFFILIATED WITH IMC AND IS NOT A BANK.

                                                                    ARMADA FUNDS
                                                              CHAIRMAN'S MESSAGE




January 2005

DEAR SHAREHOLDERS:

This report provides important information on the financial markets, your investments, and other funds offered by Armada. The Economic and Market Overview offers valuable insight into major events affecting the global markets over the past six months. I encourage you to review the financial information to keep informed about your investments.

For the six-month period ended November 30, 2004, total assets of the Armada Funds decreased 7.9% from $14.2 to $13.1 billion. $1 billion of this decrease resulted from net shareholder redemptions in the Armada money market funds (of which $265 million was transferred to the new Armada Advantage Institutional Money Market Fund discussed below). In August, we liquidated the Armada Tax Managed Equity Fund, primarily for tax reasons.

Launched in October, the Armada Advantage Institutional Money Market Fund is a new product for investors who meet the $5 million initial investment requirement. This Fund is a separate registered investment company managed by the Advisor, and its report is being sent to its shareholders.

We would like to welcome those shareholders previously invested in Provident Riverfront Funds, who approved their reorganization into Armada Funds in October 2004.

For more information about the Armada Funds, please contact your investment professional or call 1-800-622-FUND (3863). You may also visit our web site at www.armadafunds.com.

As always, we appreciate your continued confidence in Armada Funds. We look forward to growing with you and helping you achieve your financial goals in 2005. Best wishes for a happy, healthy, and prosperous New Year.

Sincerely,

/s/Robert D. Neary

Robert D. Neary
Chairman

                                                                  [LOGO OMITTED]
                                                                      ARMADA
                                                                       FUNDS

ARMADA FUNDS
ECONOMIC AND MARKET OVERVIEW


January 2005

Dear Investor:

Despite a divisive presidential election, the conflict in Iraq, and a sharp rise in oil prices, the U.S. economy expanded at a healthy pace in 2004. According to the Bureau of Economic Analysis, real gross domestic product (GDP) rose on an annualized basis by 4.5% during the first quarter, 3.3% during the second, and 4% during the third.

Corporate earnings grew at an even faster pace, with operating profits for the S&P 500 rising an annualized 20% during the first three quarters of 2004. U.S. companies continued to reap the benefits of ongoing productivity gains, as well as the fruits of recent expense reductions. The decline of the dollar against virtually every major currency certainly helped, both in stimulating demand for U.S. goods as well as through the translation of these foreign profits into U.S. dollars. In the aggregate, elevated levels of both operating and financial leverage, combined with four quarters in a row of double-digit revenue growth, led to a 25-year high in S&P 500 operating margins for the third quarter.

Meanwhile, after reducing the federal funds rate to a 45-year-low of 1% in June of 2003, the Fed finally reversed course in June 2004 and embarked on a series of "measured" rate hikes. However, even after 5 successive quarter-point increases, the Fed remains extremely accommodative. The real fed funds rate (nominal rate of 2.25% minus inflation) is little changed and still inordinately low. Indeed, signs of inflation have begun to re-emerge, with the Producer Price Index rising 5% year-over-year through November and the Consumer Price Index up 3.5%. The core indices, which exclude volatile food and energy prices, also rose though at the lesser rates of 1.9% and 2.2%, respectively, over the same period.


A BUSH VICTORY ENDS MONTHS OF STAGNATION FOR EQUITY PRICES

The equity markets had much to contend with during the year. For starters, oil prices surged past $55 a barrel in September while U.S. casualties in Iraq mounted. Uncertainty over the impact of Fed tightening and the outcome of the November election also left investors sitting on the sidelines. Many feared that a Kerry victory would mean an end to the cuts in dividends and capital gains taxes made during President Bush's first term, as well as a focus on deficit reduction rather than growth.

A clear and convincing Republican victory finally put an end to the market's tentative performance. Investors signaled their approval by pushing the total return of the Russell 1000 Index, a leading large cap benchmark, up 8.05% in the year's final 2 months. That's a full 70% of the 11.36% return recorded by the index for the entire year. The post-election rally proved broad-based, with every sector finishing in positive territory. From a market-cap perspective, small cap stocks were again the top performers. The Russell 2000 Index, a leading small-cap benchmark, returned a full 11.93% just in November-December and an impressive 18.37% for the year.


FIXED INCOME YIELDS REMAIN ARTIFICIALLY LOW THROUGHOUT THE YEAR

Yields on Treasuries (which move in the opposite direction of prices) remained low--artificially, in our view--throughout the period. Treasury prices were bolstered, in part, by strong demand from Asian central banks. In an ironic twist, the accelerating decline in the value of the U.S. currency has led to massive foreign exchange intervention by foreign central banks and subsequently, to a recycling of these dollars into U.S. fixed income instruments. Such buying, coupled with inordinately low real yields courtesy of the Fed, led to a fairly narrow range for the yield on the 10-year note. In fact, at 4.22% on December 31st, the yield was within 3 basis points of where it began the year.

Corporate bonds of all types enjoyed the fruits of improved credit quality and enhanced demand for much of the year. This combination pushed the spread between similar duration Treasury notes and investment grade corporates down to an average of less than 50 basis points at year-end. The rally in the high yield market was even more impressive, as spreads shrunk to a 9-year low of under 350 basis points, as reported by Lehman Brothers, to help generate a total return exceeding 11% for the year.


STRONG EARNINGS OVERSHADOW THE EURO ZONE'S MODEST GROWTH

Bush's re-election and a 25% retreat off oil-price highs also provided a healthy balm for European equities. While the Morgan Stanley MSCI Europe Index, a leading benchmark of European stock markets, returned 10.92% (in local terms) for the year, over two-thirds of this gain occurred during the fourth quarter. The news was even better for U.S.-based investors. The euro's strength translated into a 19.53% total return in U.S. dollars for the Europe Index in 2004.

Despite the euro's 7.6% gain since January 1--and an 11.1% jump over the past six months--many of Europe's

                                                                    ARMADA FUNDS
                                                    ECONOMIC AND MARKET OVERVIEW




largest companies reported solid earnings growth. Benefiting from a combination of successful cost cutting and solid volume gains, the Dow Jones Euro Stoxx 50, which tracks performance of blue chip European companies, saw earnings climb by 10.6%. This performance is all the more remarkable considering the euro zone's annualized 1.8% GDP growth over the first three quarters. For its part, the European Central Bank remained neutral and let the Fed play catch-up. The ECB has left short-term rates unchanged at 2% for 18 consecutive months.


REVISED GDP NUMBERS CAST DOUBT ON THE STRENGTH OF JAPAN'S RECOVERY

Japan's recovery continued in 2004, although the strength of the country's turnaround appeared to be far weaker than previously thought. In December, the Japanese government announced a change in the way it calculated GDP to conform more closely to international standards. In doing so, it revised the 3.2% growth rate for the fiscal year that ended March 2004 down to just 2%. The new methodology revealed that the country's economy did not grow at all from April through June 2004 and actually shrank during the July through September period. With disappointing capital spending numbers released on December 9, the Nikkei 225, an index of leading stocks on the Tokyo Stock Exchange, fell to a five-week closing low. Over the past six months, the Nikkei has shed 6.4% in local terms.

Japan has been benefiting largely from the strength of its exports, particularly to China. The latter has substantial transportation, power generation, and other infrastructure needs filled by Japanese companies. Unfortunately, new Chinese banking regulations have cooled demand by restricting the amount that companies can borrow for certain types of capital spending projects. Any such "slowdown" in China has major implications for both global growth and financial market performance in 2005.


EQUITY AND FIXED INCOME MARKETS FACE A MORE CHALLENGING ROAD AHEAD

Signs of a potential U.S. slowdown are currently being seen in the Conference Board's U.S. leading index, which fell in October for the fifth consecutive month. As noted in its November 18 release, "While the leading index is not yet signaling a downturn in the economy, the growth rate of the leading index has slowed below its long-term trend growth rate. This is consistent with real GDP continuing to grow...but more slowly than its long-term trend rate."

Although the short-term outlook for U.S. corporate profits remains strong, it's likely that earnings growth will total barely half of the heady pace of the past two years. Labor should claim a larger share of profits as the workforce expands, productivity slows, and compensation inches higher. With the market's P/E multiple well above historic norms, interest rates likely to rise, and profit growth slowing, valuation is primed to become an increasing concern.

The fixed income market appears equally challenged. With the U.S. economy in the early stages of a "reflation" cycle, yields near their historic lows and the dollar falling fast, it's hard to imagine bond prices remaining at their current lofty levels. Slackening demand from foreign buyers alone could push yields up 50 to 100 basis points.

Dollar weakness is likely to continue until--and unless--the U.S. addresses its budget and current account deficits. That should create a headwind for European and Japanese companies, making their products less competitive at home and abroad. Japan, which has relied so heavily on exports to emerge from its long recession, appears particularly vulnerable.

Despite a growth environment that should continue to lag that of the U.S., the European markets do remain undervalued on a relative basis in terms of dividend yields and price-to-book values. We see some selective opportunities emerging in France, Italy, and Spain.

Investors seeking a secular growth story will likely continue to do well by having an allocation to commodities. The "industrial revolutions" in China, India, and other developing markets are driving the demand for a range of industrial metals as well as agricultural products, natural gas, and oil. Although a cyclical slowdown may appear sometime in 2005, we believe the growth story in Asian emerging markets is still in the early stages of a major long-term trend. Higher demand, restrained supply and a lower U.S. dollar all portend significant positive returns from timely investments in the commodity markets.

/s/Donald L. Ross

Donald L. Ross
President and Chief Investment Officer
National City Investment Management Company

ARMADA FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS


The SEC adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. For Armada Funds, this is for the fiscal quarters ending August 31 and February 28 (February 29 during leap year). The Form N-Q filing must be made within 60 days of the end of the quarter. Armada Funds' Form N-Q is available upon request, without charge, by calling 1-800-622-FUND(3863), visiting the Fund's website at www.armadafunds.com, the SEC's website at http://www.sec.gov, or they may be copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC adopted a requirement that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a schedule of investments is utilized. The following tables, which present portfolio holdings as a percent of total investments before collateral for loaned securities, are provided in compliance with such requirement.



ARMADA EQUITY FUNDS

-------------------------------------------------------
              INTERNATIONAL EQUITY FUND
              -------------------------

  United Kingdom                              20.4%
  Japan                                       15.7
  Germany                                      8.9
  Netherlands                                  7.7
  Sweden                                       6.0
  France                                       4.6
  Belgium                                      4.4
  Hong Kong                                    4.0
  Twelve other countries                      25.1
  Affiliated Money Market Fund                 3.2
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
             LARGE CAP CORE EQUITY FUND
             --------------------------

  Financials                                  20.2%
  Information Technology                      16.0
  Healthcare                                  12.2
  Industrials                                 11.7
  Consumer Discretionary                      11.6
  Consumer Staples                             9.5
  Energy                                       7.6
  Telecommunications                           3.3
  Other                                        6.4
  Affliated Money Market Fund                  1.5
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
               LARGE CAP GROWTH FUND
               ---------------------

  Technology                                  22.8%
  Healthcare                                  22.7
  Consumer Discretionary                      22.7
  Finance                                     11.2
  Consumer Staples                             7.7
  Industrials                                  7.2
  Materials and Processing                     1.7
  Energy                                       1.6
  Utilities                                    1.1
  Affiliated Money Market Fund                 1.3
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
                 LARGE CAP VALUE FUND
                 --------------------

  Financial Services                          30.0%
  Utilities                                   11.0
  Integrated Oils                              8.3
  Consumer Discretionary                       8.2
  Materials and Processing                     7.9
  Healthcare                                   6.7
  Other Energy                                 6.1
  Producer Durables                            5.2
  Other                                       16.3
  Affiliated Money Market Fund                 0.3
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
                  MID CAP GROWTH FUND
                  -------------------

  Technology                                  29.0%
  Healthcare                                  12.4
  Financials                                  10.4
  Commercial Services                          9.7
  Consumer Services                            6.8
  Consumer Cyclicals                           6.1
  Industrials                                  5.3
  Energy                                       3.9
  Other                                       12.3
  Affiliated Money Market Fund                 4.1
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
                  MID CAP VALUE FUND
                  ------------------

  Financials                                  23.2%
  Utilities                                   14.0
  Healthcare                                   8.8
  Energy                                       7.7
  Consumer Cyclicals                           7.4
  Consumer Services                            6.5
  Basic Materials                              6.4
  Real Estate Investment Trusts                5.7
  Other                                       19.3
  Affiliated Money Market Fund                 1.0
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
                  S&P 500 INDEX FUND
                  ------------------

  Financials                                  19.7%
  Information Technology                      15.6
  Healthcare                                  12.0
  Industrials                                 11.5
  Consumer Discretionary                      11.3
  Consumer Staples                             9.8
  Energy                                       7.2
  Telecommunications                           3.2
  Other                                        6.6
  Affiliated Money Market Fund                 3.1
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
                 SMALL CAP CORE FUND
                 -------------------

  Financials                                  20.2%
  Information Technology                      18.9
  Consumer Discretionary                      15.2
  Industrials                                 14.5
  Healthcare                                  12.5
  Energy                                       9.0
  Materials                                    4.3
  Utilities                                    1.9
  Affiliated Money Market Fund                 3.5
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
                 SMALL CAP GROWTH FUND
                 ---------------------

  Technology                                  33.8%
  Commercial Services                         12.8
  Industrials                                 11.4
  Telecommunications                           6.7
  Healthcare                                   6.5
  Financials                                   6.3
  Energy                                       5.9
  Consumer Services                            4.8
  Other                                        8.5
  Affiliated Money Market Fund                 3.3
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
                  SMALL CAP VALUE FUND
                  --------------------

  Financials                                  23.2%
  Industrials                                 12.8
  Technology                                  10.9
  Energy                                       8.5
  Healthcare                                   5.9
  Consumer Services                            5.2
  Real Estate Investment Trusts                5.1
  Consumer Cyclicals                           4.8
  Other                                       17.8
  Affiliated Money Market Fund                 5.8
                                            -------
                                             100.0%
-------------------------------------------------------


ARMADA ASSET ALLOCATION FUNDS

-------------------------------------------------------
              AGGRESSIVE ALLOCATION FUND
              --------------------------

  Affiliated Equity Funds                     82.0%
  Affiliated Fixed Income Fund                10.3
  Affiliated Money Market Fund                 7.7
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
              BALANCED ALLOCATION FUND
              ------------------------

  U.S. Common Stocks                          48.5%
  Foreign Stocks                              13.8
  U.S. Government Agency
     Mortgage-Backed Obligations               8.4
  U.S. Government Agency Obligations           7.2
  U.S. Treasury Obligations                    5.0
  Corporate Bonds                              4.9
  Asset Backed Securities                      1.6
  Foreign Bonds                                1.5
  Other                                        1.0
  Affiliated Money Market Fund                 8.1
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
             CONSERVATIVE ALLOCATION FUND
             ----------------------------

  Affiliated Fixed Income Fund                50.8%
  Affiliated Equity Funds                     42.2
  Affiliated Money Market Fund                 7.0
                                            -------
                                             100.0%
-------------------------------------------------------


ARMADA FIXED INCOME FUNDS

-------------------------------------------------------
                     BOND FUND
                     ---------

  Federal National Mortgage Association       44.9%
  Corporate Bonds                             18.1
  Federal Home Loan Bank                       7.7
  Federal Home Loan Mortgage Corporation       7.3
  U.S. Treasury Notes                          6.8
  Asset Backed Securities                      6.4
  Government National Mortgage Association     3.7
  U.S. Treasury Bonds                          2.4
  Collateralized Mortgage Obligations          1.3
  Affiliated Money Market Fund                 1.4
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
              GOVERNMENT MORTGAGE FUND
              ------------------------

  Federal National Mortgage Association       58.7%
  Federal Home Loan Mortgage Corporation      15.3
  Government National Mortgage Association    13.6
  Federal Home Loan Bank                      10.3
  U.S. Treasury Notes                          0.6
  Collateralized Mortgage Obligations          0.2
  Affiliated Money Market Fund                 1.3
                                            -------
                                             100.0%
-------------------------------------------------------

ARMADA FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS


ARMADA FIXED INCOME FUNDS (CONTINUED)

-------------------------------------------------------
               INTERMEDIATE BOND FUND
               ----------------------

  Corporate Bonds                             34.6%
  U.S. Treasury Notes                         27.5
  Federal Home Loan Bank                      15.5
  Federal National Mortgage Association       11.8
  Asset Backed Securities                      5.6
  Collateralized Mortgage Obligations          1.7
  Government National Mortgage Association     1.5
  Federal Home Loan Mortgage Corporation       0.4
  Affiliated Money Market Fund                 1.4
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
               LIMITED MATURITY BOND FUND
               --------------------------

  Corporate Bonds                             21.8%
  U.S. Treasury Notes                         21.6
  Asset Backed Securities                     19.8
  Federal National Mortgage Association       15.3
  Collateralized Mortgage Obligations         12.7
  Federal Home Loan Mortgage Corporation       6.4
  Government National Mortgage Association     1.1
  Commercial Mortgage-Backed Securities        0.4
  Affiliated Money Market Fund                 0.9
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
              TOTAL RETURN ADVANTAGE FUND
              ---------------------------

  Corporate Bonds                             34.9%
  Federal Home Loan Bank                      21.4
  U.S. Treasury Notes                         15.4
  Collateralized Mortgage Obligations          8.5
  Asset Backed Securities                      6.1
  U.S. Treasury Bonds                          6.1
  Federal National Mortgage Association        4.3
  Federal Home Loan Mortgage Corporation       1.4
  Affiliated Money Market Fund                 1.9
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
               ULTRA SHORT BOND FUND
               ---------------------

  Corporate Bonds                             20.8%
  Asset Backed Securities                     19.4
  U.S. Treasury Notes                         18.9
  Federal Home Loan Bank                      17.1
  Federal National Mortgage Association       10.6
  Collateralized Mortgage Obligations         10.4
  Government National Mortgage Association     0.2
  Affiliated Money Market Fund                 2.6
                                            -------
                                             100.0%
-------------------------------------------------------


ARMADA TAX FREE BOND FUNDS

-------------------------------------------------------
          INTERMEDIATE TAX EXEMPT BOND FUND
          ---------------------------------

  General Obligations                         53.3%
  Agency                                      35.1
  Utility                                      8.6
  Prerefunded & Escrowed to Maturity           2.2
  Hospital                                     0.8
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
       MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
       -----------------------------------------

  General Obligations                         65.8%
  Agency                                      14.4
  Hospital                                    10.0
  Prerefunded & Escrowed to Maturity           6.3
  Utility                                      1.0
  Other Money Market Fund                      2.5
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
       OHIO INTERMEDIATE TAX EXEMPT BOND FUND
       --------------------------------------

  General Obligations                         70.4%
  Agency                                      21.2
  Hospital                                     5.1
  Utility                                      2.0
  Affiliated Money Market Fund                 1.3
                                            -------
                                             100.0%
-------------------------------------------------------

-------------------------------------------------------
    PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
    ---------------------------------------------

  General Obligations                         50.0%
  Agency                                      44.6
  Utility                                      2.9
  Hospital                                     2.2
  Affiliated Money Market Fund                 0.3
                                            -------
                                             100.0%
-------------------------------------------------------

                                                                    ARMADA FUNDS
                                                     DISCLOSURE OF FUND EXPENSES
                                FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The expense table illustrates your fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% ANNUAL RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case--because the return used is not the fund's actual return--the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ONGOING costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher.

Where applicable, additional expense information is provided to reflect the impact of changes in expenses, such as fee waivers, that occurred during the period. You may use this information to evaluate fund expenses as if the changes had been in place throughout the period.
--------------------------------------------------------------------------------
EXPENSE TABLE
ARMADA EQUITY FUNDS
--------------------------------------------------------------------------------
                                         BEGINNING   ENDING             EXPENSES
                                          ACCOUNT   ACCOUNT  ANNUALIZED   PAID
                                           VALUE     VALUE    EXPENSE    DURING
                                          6/1/04   11/30/04    RATIO    PERIOD**
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................       $1,000     $1,114     1.40%    $ 7.42
Class A ...........................        1,000      1,112     1.65       8.74
Class B ...........................        1,000      1,108     2.34      12.37
Class C ...........................        1,000      1,109     2.34      12.37
Class R ...........................        1,000      1,112     1.94      10.27

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,018     1.40       7.08
Class A ...........................        1,000      1,017     1.65       8.34
Class B ...........................        1,000      1,013     2.34      11.81
Class C ...........................        1,000      1,013     2.34      11.81
Class R ...........................        1,000      1,015     1.94       9.80

* The information presented reflects the waiver of 0.15% of the Fund's investment advisory fee from 10/1/04 to 11/30/04. Had the advisory fee waiver been in effect for the period 6/1/04 to 11/30/04, the information would have been as follows:


ACTUAL FUND RETURN
Class I ...........................        1,000      1,115     1.30       6.89
Class A ...........................        1,000      1,113     1.55       8.21
Class B ...........................        1,000      1,109     2.24      11.84
Class C ...........................        1,000      1,110     2.24      11.85
Class R ...........................        1,000      1,113     1.84       9.75

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,018     1.30       6.58
Class A ...........................        1,000      1,017     1.55       7.84
Class B ...........................        1,000      1,014     2.24      11.31
Class C ...........................        1,000      1,014     2.24      11.31
Class R ...........................        1,000      1,016     1.84       9.30

--------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,055     0.96       4.95
Class A ...........................        1,000      1,054     1.21       6.23
Class B ...........................        1,000      1,050     1.90       9.76
Class C ...........................        1,000      1,050     1.90       9.76
Class R ...........................        1,000      1,052     1.50       7.72

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,020     0.96       4.86
Class A ...........................        1,000      1,019     1.21       6.12
Class B ...........................        1,000      1,015     1.90       9.60
Class C ...........................        1,000      1,015     1.90       9.60
Class R ...........................        1,000      1,017     1.50       7.59

ARMADA FUNDS
DISCLOSURE OF FUND EXPENSES
FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004

EXPENSE TABLE
ARMADA EQUITY FUNDS (CONTINUED)
--------------------------------------------------------------------------------
                                         BEGINNING   ENDING             EXPENSES
                                          ACCOUNT   ACCOUNT  ANNUALIZED   PAID
                                           VALUE     VALUE    EXPENSE    DURING
                                          6/1/04   11/30/04    RATIO    PERIOD**
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................       $1,000     $1,011     0.96%    $ 4.84
Class A ...........................        1,000      1,009     1.21       6.09
Class B ...........................        1,000      1,005     1.90       9.55
Class C ...........................        1,000      1,006     1.90       9.55
Class R ...........................        1,000      1,007     1.50       7.55

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,020     0.96       4.86
Class A ...........................        1,000      1,019     1.21       6.12
Class B ...........................        1,000      1,015     1.90       9.60
Class C ...........................        1,000      1,015     1.90       9.60
Class R ...........................        1,000      1,017     1.50       7.59

--------------------------------------------------------------------------------
LARGE CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,099     0.96       5.05
Class A ...........................        1,000      1,098     1.21       6.36
Class B ...........................        1,000      1,094     1.90       9.97
Class C ...........................        1,000      1,094     1.90       9.97
Class R ...........................        1,000      1,096     1.50       7.88

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,020     0.96       4.86
Class A ...........................        1,000      1,019     1.21       6.12
Class B ...........................        1,000      1,015     1.90       9.60
Class C ...........................        1,000      1,015     1.90       9.60
Class R ...........................        1,000      1,017     1.50       7.59

--------------------------------------------------------------------------------
MID CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,035     1.10       5.61
Class A ...........................        1,000      1,035     1.35       6.89
Class B ...........................        1,000      1,031     2.04      10.39
Class C ...........................        1,000      1,030     2.04      10.38

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,019     1.10       5.57
Class A ...........................        1,000      1,018     1.35       6.83
Class B ...........................        1,000      1,015     2.04      10.30
Class C ...........................        1,000      1,015     2.04      10.30

--------------------------------------------------------------------------------
MID CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,120     1.00       5.32
Class A ...........................        1,000      1,119     1.25       6.64
Class B ...........................        1,000      1,115     1.94      10.28
Class C ...........................        1,000      1,114     1.94      10.28
Class R ...........................        1,000      1,118     1.54       8.18

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,020     1.00       5.06
Class A ...........................        1,000      1,019     1.25       6.33
Class B ...........................        1,000      1,015     1.94       9.80
Class C ...........................        1,000      1,015     1.94       9.80
Class R ...........................        1,000      1,017     1.54       7.79


--------------------------------------------------------------------------------
                                         BEGINNING   ENDING             EXPENSES
                                          ACCOUNT   ACCOUNT  ANNUALIZED   PAID
                                           VALUE     VALUE    EXPENSE    DURING
                                          6/1/04   11/30/04    RATIO    PERIOD**
--------------------------------------------------------------------------------
S&P 500 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................       $1,000     $1,056     0.35%    $ 1.80
Class A ...........................        1,000      1,056     0.60       3.09
Class B ...........................        1,000      1,052     1.34       6.89
Class C ...........................        1,000      1,051     1.34       6.89
Class R ...........................        1,000      1,053     0.94       4.84

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,023     0.35       1.78
Class A ...........................        1,000      1,022     0.60       3.04
Class B ...........................        1,000      1,018     1.34       6.78
Class C ...........................        1,000      1,018     1.34       6.78
Class R ...........................        1,000      1,020     0.94       4.76

--------------------------------------------------------------------------------
SMALL CAP CORE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,121     1.21       6.43
Class A ...........................        1,000      1,120     1.46       7.76
Class B ...........................        1,000      1,116     2.15      11.40
Class C ...........................        1,000      1,116     2.15      11.40

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,019     1.21       6.12
Class A ...........................        1,000      1,018     1.46       7.38
Class B ...........................        1,000      1,014     2.15      10.86
Class C ...........................        1,000      1,014     2.15      10.86

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,034     1.35       6.88
Class A ...........................        1,000      1,032     1.60       8.15
Class B ...........................        1,000      1,029     2.29      11.65
Class C ...........................        1,000      1,029     2.29      11.65
Class R ...........................        1,000      1,031     1.89       9.62

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,018     1.35       6.83
Class A ...........................        1,000      1,017     1.60       8.09
Class B ...........................        1,000      1,014     2.29      11.56
Class C ...........................        1,000      1,014     2.29      11.56
Class R ...........................        1,000      1,016     1.89       9.55

--------------------------------------------------------------------------------
SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,155     1.21       6.54
Class A ...........................        1,000      1,154     1.46       7.88
Class B ...........................        1,000      1,149     2.15      11.58
Class C ...........................        1,000      1,149     2.15      11.58

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,019     1.21       6.12
Class A ...........................        1,000      1,018     1.46       7.38
Class B ...........................        1,000      1,014     2.15      10.86
Class C ...........................        1,000      1,014     2.15      10.86

EXPENSE TABLE
ARMADA ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
                                         BEGINNING   ENDING             EXPENSES
                                          ACCOUNT   ACCOUNT  ANNUALIZED   PAID
                                           VALUE     VALUE    EXPENSE    DURING
                                          6/1/04   11/30/04    RATIO    PERIOD**
--------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................       $1,000     $1,047     0.28%    $ 1.44
Class A ...........................        1,000      1,047     0.53       2.72
Class B ...........................        1,000      1,043     1.13       5.79
Class C ...........................        1,000      1,043     1.13       5.79

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,024     0.28       1.42
Class A ...........................        1,000      1,022     0.53       2.69
Class B ...........................        1,000      1,019     1.13       5.72
Class C ...........................        1,000      1,019     1.13       5.72

--------------------------------------------------------------------------------
BALANCED ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,060     1.03       5.32
Class A ...........................        1,000      1,059     1.28       6.61
Class B ...........................        1,000      1,055     1.98      10.20
Class C ...........................        1,000      1,054     1.98      10.19

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,020     1.03       5.22
Class A ...........................        1,000      1,019     1.28       6.48
Class B ...........................        1,000      1,015     1.98      10.00
Class C ...........................        1,000      1,015     1.98      10.00

--------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,036     0.26       1.33
Class A ...........................        1,000      1,034     0.51       2.60
Class B ...........................        1,000      1,031     1.11       5.65
Class C ...........................        1,000      1,031     1.11       5.65

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,024     0.26       1.32
Class A ...........................        1,000      1,022     0.51       2.59
Class B ...........................        1,000      1,019     1.11       5.62
Class C ...........................        1,000      1,019     1.11       5.62


ARMADA FIXED INCOME FUNDS
--------------------------------------------------------------------------------
                                         BEGINNING   ENDING             EXPENSES
                                          ACCOUNT   ACCOUNT  ANNUALIZED   PAID
                                           VALUE     VALUE    EXPENSE    DURING
                                          6/1/04   11/30/04    RATIO    PERIOD**
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................       $1,000     $1,036     0.76%    $ 3.88
Class A ...........................        1,000      1,035     1.01       5.15
Class B ...........................        1,000      1,031     1.71       8.71
Class C ...........................        1,000      1,031     1.71       8.71

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,021     0.76       3.85
Class A ...........................        1,000      1,020     1.01       5.11
Class B ...........................        1,000      1,016     1.71       8.64
Class C ...........................        1,000      1,016     1.71       8.64

--------------------------------------------------------------------------------
GOVERNMENT MORTGAGE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,038     0.65       3.32
Class A ...........................        1,000      1,037     0.90       4.59
Class B ...........................        1,000      1,033     1.60       8.15
Class C ...........................        1,000      1,032     1.60       8.15
Class R ...........................        1,000      1,035     1.20       6.12

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,022     0.65       3.29
Class A ...........................        1,000      1,020     0.90       4.56
Class B ...........................        1,000      1,017     1.60       8.09
Class C ...........................        1,000      1,017     1.60       8.09
Class R ...........................        1,000      1,019     1.20       6.07

--------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,025     0.60       3.05
Class A ...........................        1,000      1,024     0.85       4.31
Class B ...........................        1,000      1,021     1.55       7.85
Class C ...........................        1,000      1,021     1.55       7.85

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,022     0.60       3.04
Class A ...........................        1,000      1,021     0.85       4.31
Class B ...........................        1,000      1,017     1.55       7.84
Class C ...........................        1,000      1,017     1.55       7.84

--------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,009     0.55       2.77
Class A ...........................        1,000      1,007     0.80       4.03
Class B ...........................        1,000      1,004     1.50       7.53
Class C ...........................        1,000      1,004     1.50       7.53
Class R ...........................        1,000      1,006     1.10       5.53

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,022     0.55       2.79
Class A ...........................        1,000      1,021     0.80       4.06
Class B ...........................        1,000      1,017     1.50       7.59
Class C ...........................        1,000      1,017     1.50       7.59
Class R ...........................        1,000      1,019     1.10       5.58

ARMADA FUNDS
DISCLOSURE OF FUND EXPENSES
FOR THE PERIOD JUNE 1, 2004 TO NOVEMBER 30, 2004 (UNAUDITED)

EXPENSE TABLE
ARMADA FIXED INCOME FUNDS (CONTINUED)
--------------------------------------------------------------------------------
                                         BEGINNING   ENDING             EXPENSES
                                          ACCOUNT   ACCOUNT  ANNUALIZED   PAID
                                           VALUE     VALUE    EXPENSE    DURING
                                          6/1/04   11/30/04    RATIO    PERIOD**
--------------------------------------------------------------------------------
TOTAL RETURN ADVANTAGE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................       $1,000     $1,036     0.62%    $ 3.16
Class A ...........................        1,000      1,035     0.87       4.44
Class B ...........................        1,000      1,030     1.57       7.99
Class C ...........................        1,000      1,031     1.57       7.99
Class R ...........................        1,000      1,033     1.17       5.96

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,022     0.62       3.14
Class A ...........................        1,000      1,021     0.87       4.41
Class B ...........................        1,000      1,017     1.57       7.94
Class C ...........................        1,000      1,017     1.57       7.94
Class R ...........................        1,000      1,019     1.17       5.92

--------------------------------------------------------------------------------
ULTRA SHORT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,005     0.37       1.86
Class A ...........................        1,000      1,004     0.62       3.11

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,023     0.37       1.88
Class A ...........................        1,000      1,022     0.62       3.14


ARMADA TAX FREE BOND FUNDS
--------------------------------------------------------------------------------
                                         BEGINNING   ENDING             EXPENSES
                                          ACCOUNT   ACCOUNT  ANNUALIZED   PAID
                                           VALUE     VALUE    EXPENSE    DURING
                                          6/1/04   11/30/04    RATIO    PERIOD**
--------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................       $1,000     $1,027     0.62%    $ 3.15
Class A ...........................        1,000      1,026     0.87       4.42
Class B ...........................        1,000      1,023     1.57       7.96
Class C ...........................        1,000      1,024     1.57       7.96

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,022     0.62       3.14
Class A ...........................        1,000      1,021     0.87       4.41
Class B ...........................        1,000      1,017     1.57       7.94
Class C ...........................        1,000      1,017     1.57       7.94

--------------------------------------------------------------------------------
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,022     0.62       3.14
Class A ...........................        1,000      1,021     0.87       4.41
Class B ...........................        1,000      1,017     1.57       7.94
Class C ...........................        1,000      1,018     1.57       7.94

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,022     0.62       3.14
Class A ...........................        1,000      1,021     0.87       4.41
Class B ...........................        1,000      1,017     1.57       7.94
Class C ...........................        1,000      1,017     1.57       7.94

--------------------------------------------------------------------------------
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,026     0.62       3.15
Class A ...........................        1,000      1,024     0.87       4.41
Class B ...........................        1,000      1,022     1.57       7.96
Class C ...........................        1,000      1,022     1.57       7.96

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,022     0.62       3.14
Class A ...........................        1,000      1,022     0.87       4.41
Class B ...........................        1,000      1,017     1.57       7.94
Class C ...........................        1,000      1,017     1.57       7.94

--------------------------------------------------------------------------------
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class I ...........................        1,000      1,026     0.64       3.25
Class A ...........................        1,000      1,025     0.89       4.52
Class C ...........................        1,000      1,021     1.59       8.06

HYPOTHETICAL 5% ANNUAL RETURN
Class I ...........................        1,000      1,022     0.64       3.24
Class A ...........................        1,000      1,021     0.89       4.51
Class C ...........................        1,000      1,017     1.59       8.04

--------------------------------------------------------------------------------
**Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

                                                             ARMADA EQUITY FUNDS
                                                            FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

            NET ASSET       NET     REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,    INVESTMENT   UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING     INCOME/   GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     (LOSS)   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $10.18      $ 0.03 1     $ 1.13       $(0.00)       $(0.00)        $11.34         11.40%     $286,690         1.40%
2004           8.05        0.08 1       2.21        (0.16)        (0.00)         10.18         28.50       280,040         1.41
2003           9.75        0.08 1      (1.75)       (0.03)        (0.00)          8.05        (17.13)      322,284         1.38
2002          10.89        0.06 1      (1.16)       (0.04)        (0.00)          9.75        (10.09)      517,829         1.34
2001          15.05        0.03 1      (3.19)       (0.00)        (1.00)         10.89        (22.74)      607,113         1.45
2000          10.91        0.01         4.23        (0.03)        (0.07)         15.05         38.90       425,328         1.43

CLASS A
2004*        $10.09      $ 0.01 1     $ 1.12       $(0.00)       $(0.00)        $11.22         11.20%     $ 11,951         1.65%
2004           7.97        0.07 1       2.17        (0.12)        (0.00)         10.09         28.19        11,693         1.66
2003           9.68        0.10 1      (1.79)       (0.02)        (0.00)          7.97        (17.49)       32,345         1.63
2002          10.81        0.04 1      (1.16)       (0.01)        (0.00)          9.68        (10.35)       12,143         1.59
2001          14.97       (0.01) 1     (3.15)       (0.00)        (1.00)         10.81        (22.88)       15,390         1.70
2000          10.87       (0.03)        4.21        (0.01)        (0.07)         14.97         38.50         3,618         1.68

CLASS B
2004*        $ 9.81      $(0.02) 1    $ 1.08       $(0.00)       $(0.00)        $10.87         10.81%     $  1,711         2.34%
2004           7.77       (0.02) 1      2.14        (0.08)        (0.00)          9.81         27.31         1,834         2.36
2003           9.46        0.01 1      (1.70)       (0.00)        (0.00)          7.77        (17.87)        1,944         2.34
2002          10.62       (0.04) 1     (1.12)       (0.00)        (0.00)          9.46        (10.92)        3,209         2.30
2001          14.83       (0.10) 1     (3.11)       (0.00)        (1.00)         10.62        (23.47)        5,317         2.41
2000          10.83       (0.10)        4.17        (0.00)        (0.07)         14.83         37.61           623         2.39

CLASS C
2004*        $ 9.78      $(0.02) 1    $ 1.09       $(0.00)       $(0.00)        $10.85        10.94%      $  1,326         2.34%
2004           7.77       (0.00) 1      2.12        (0.11)        (0.00)          9.78         27.27         1,209         2.36
2003           9.46        0.01 1      (1.70)       (0.00)        (0.00)          7.77        (17.87)          413         2.34
2002          10.63       (0.03) 1     (1.14)       (0.00)        (0.00)          9.46        (11.01)          565         2.30
2001          14.83       (0.10) 1     (3.10)       (0.00)        (1.00)         10.63        (23.40)          364         2.41
2000 2        15.37       (0.04)       (0.50)       (0.00)        (0.00)         14.83         (3.51)          165         2.39

CLASS R
2004*        $ 9.94       $0.00 1     $ 1.11       $(0.00)       $(0.00)        $11.05         11.17%     $    436         1.94%
2004 2         8.21       (0.02) 1      1.91        (0.16)        (0.00)          9.94         23.03           281         1.98

                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES     INCOME/(LOSS)
           INVESTMENT       TO AVERAGE      TO AVERAGE
          INCOME/(LOSS)     NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE
-----------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-----------------------------------------------------------------------
CLASS I
2004*         0.50%           1.45%           0.45%            129%
2004          0.74            1.41            0.74             117
2003          1.06            1.38            1.06              90
2002          0.63            1.34            0.63              63
2001          0.21            1.50            0.16             161
2000          0.06            1.49            0.00             124

CLASS A
2004*         0.25%           1.70%           0.20%            129%
2004          0.49            1.66            0.49             117
2003          0.81           10.63            0.81              90
2002          0.38            1.59            0.38              63
2001         (0.04)           1.75           (0.09)            161
2000         (0.19)           1.74           (0.25)            124

CLASS B
2004*        (0.44)%          2.39%          (0.49)%           129%
2004         (0.21)           2.36           (0.21)            117
2003          0.10            2.34            0.10              90
2002         (0.33)           2.30           (0.33)             63
2001         (0.75)           2.46           (0.80)            161
2000         (0.90)           2.45           (0.96)            124

CLASS C
2004*        (0.44)%          2.39%          (0.49)%           129%
2004         (0.21)           2.36           (0.21)            117
2003          0.10            2.34            0.10              90
2002         (0.33)           2.30           (0.33)             63
2001         (0.75)           2.46           (0.80)            161
2000 2       (0.90)           2.45           (0.96)            124

CLASS R
2004*        (0.04)%          1.99%          (0.09)%           129%
2004 2        0.44            1.98            0.44             117

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.
1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 INTERNATIONAL EQUITY FUND CLASS C AND CLASS R COMMENCED OPERATIONS ON JANUARY
  5, 2000 AND JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

            NET ASSET       NET     REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,    INVESTMENT   UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING     INCOME/   GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     (LOSS)   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $10.91      $ 0.05 1     $ 0.55       $(0.02)       $(0.00)        $11.49          5.52%     $217,674         0.96%
2004           9.58        0.09 1       1.33        (0.09)        (0.00)         10.91         14.72       209,690         0.94
2003          10.87        0.10 1      (1.30)       (0.09)        (0.00)          9.58        (10.90)      152,055         0.96
2002          12.27        0.05 1      (1.15)       (0.04)        (0.26)         10.87         (8.99)      141,177         0.97
2001          14.88        0.02        (0.71)       (0.00)        (1.92)         12.27         (5.63)      126,203         0.99
2000          13.75        0.02         1.65        (0.01)        (0.53)         14.88         12.31       141,207         1.00

CLASS A
2004*        $10.81      $ 0.04 1     $ 0.54       $(0.01)       $(0.00)        $11.38          5.35%     $  8,306         1.21%
2004           9.49        0.06 1       1.33        (0.07)        (0.00)         10.81         14.62         8,648         1.19
2003          10.77        0.08 1      (1.29)       (0.07)        (0.00)          9.49        (11.22)        4,703         1.21
2002          12.16        0.02 1      (1.13)       (0.02)        (0.26)         10.77         (9.19)        3,313         1.22
2001          14.80       (0.02)       (0.70)       (0.00)        (1.92)         12.16         (5.91)        3,987         1.24
2000          13.71       (0.00)        1.62        (0.00)        (0.53)         14.80         11.98         4,146         1.25

CLASS B
2004*        $10.49      $ 0.00 1     $ 0.52       $(0.00)       $(0.00)        $11.01          4.96%     $  3,647         1.90%
2004           9.22       (0.02) 1      1.29        (0.00)        (0.00)         10.49         13.70         3,527         1.89
2003          10.48        0.01 1      (1.26)       (0.01)        (0.00)          9.22        (11.79)        1,699         1.92
2002          11.91       (0.05) 1     (1.12)       (0.00)        (0.26)         10.48         (9.87)        2,013         1.93
2001          14.62       (0.06)       (0.73)       (0.00)        (1.92)         11.91         (6.49)        2,052         1.94
2000          13.63       (0.07)        1.59        (0.00)        (0.53)         14.62         11.31         1,840         1.96

CLASS C
2004*        $10.49      $ 0.00 1     $ 0.52       $(0.00)       $(0.00)        $11.01          4.96%     $    666         1.90%
2004           9.23       (0.02) 1      1.29        (0.01)        (0.00)         10.49         13.63           676         1.89
2003          10.48        0.01 1      (1.25)       (0.01)        (0.00)          9.23        (11.68)          516         1.92
2002          11.92       (0.04) 1     (1.14)       (0.00)        (0.26)         10.48         (9.94)          499         1.93
2001          14.63       (0.06)       (0.73)       (0.00)        (1.92)         11.92         (6.48)           50         1.94
2000 2        14.55       (0.05)        0.13        (0.00)        (0.00)         14.63          0.55             2         1.96

CLASS R
2004*        $10.75      $ 0.04 1     $ 0.52       $(0.00)       $(0.00)        $11.31          5.21%     $    695         1.50%
2004 2         9.74        0.03 1       1.02        (0.04)        (0.00)         10.75         10.84           420         1.49

                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES     INCOME/(LOSS)
           INVESTMENT       TO AVERAGE      TO AVERAGE
          INCOME/(LOSS)     NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE
-----------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------
CLASS I
2004*         0.91%           0.96%           0.91%            31%
2004          0.81            0.94            0.81            124
2003          1.08            0.96            1.08             68
2002          0.47            0.97            0.47            112
2001          0.08            1.04            0.03             34
2000          0.03            1.06           (0.03)            37

CLASS A
2004*         0.66%           1.21%           0.66%            31%
2004          0.56            1.19            0.56            124
2003          0.83            1.21            0.83             68
2002          0.22            1.22            0.22            112
2001         (0.17)           1.29           (0.22)            34
2000         (0.22)           1.31           (0.28)            37

CLASS B
2004*        (0.03)%          1.90%          (0.03)%           31%
2004         (0.14)           1.89           (0.14)           124
2003          0.12            1.92            0.12             68
2002         (0.49)           1.93           (0.49)           112
2001         (0.87)           1.94           (0.87)            34
2000         (0.93)           1.96           (0.93)            37

CLASS C
2004*        (0.03)%          1.90%          (0.03)%           31%
2004         (0.14)           1.89           (0.14)           124
2003          0.12            1.92            0.12             68
2002         (0.49)           1.93           (0.49)           112
2001         (0.87)           1.94           (0.87)            34
2000 2       (0.93)           1.96           (0.93)            37

CLASS R
2004*         0.37%           1.50%           0.37%            31%
2004 2        0.26            1.49            0.26            124

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.
1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 LARGE CAP CORE EQUITY FUND CLASS C AND CLASS R COMMENCED OPERATIONS ON JANUARY
  20, 2000 AND JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
3 LARGE CAP GROWTH FUND CLASS C AND CLASS R COMMENCED OPERATIONS ON JANUARY 27,
  2000 AND JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.

            NET ASSET       NET     REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,    INVESTMENT   UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING     INCOME/   GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     (LOSS) 1 ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $18.71      $ 0.07       $ 0.12       $(0.00)       $(0.24)        $18.66          1.05%   $  528,213         0.96%
2004          17.13        0.02         1.63        (0.07)        (0.00)         18.71          9.64       581,512         0.93
2003          19.54        0.06        (2.41)       (0.06)        (0.00)         17.13        (12.03)      542,371         0.92
2002          24.36        0.01        (4.62)       (0.00)        (0.21)         19.54        (19.03)      699,863         0.92
2001          28.89       (0.01)       (3.40)       (0.00)        (1.12)         24.36        (12.26)      965,165         0.93
2000          24.61        0.00         4.55        (0.01)        (0.26)         28.89         18.49     1,251,015         0.90

CLASS A
2004*        $18.49       $0.05       $ 0.10       $(0.00)       $(0.24)        $18.40          0.85%   $  138,365         1.21%
2004          16.95       (0.03)        1.61        (0.04)        (0.00)         18.49          9.34       142,015         1.18
2003          19.34        0.02        (2.39)       (0.02)        (0.00)         16.95        (12.26)      136,358         1.17
2002          24.17       (0.04)       (4.58)       (0.00)        (0.21)         19.34        (19.23)      103,258         1.17
2001          28.76       (0.07)       (3.40)       (0.00)        (1.12)         24.17        (12.53)      139,717         1.18
2000          24.55       (0.06)        4.53        (0.00)        (0.26)         28.76         18.22       180,000         1.15

CLASS B
2004*        $17.78      $(0.01)      $ 0.09       $(0.00)       $(0.24)        $17.62          0.49%     $  9,326         1.90%
2004          16.38       (0.15)        1.57        (0.02)        (0.00)         17.78          8.66         9,673         1.88
2003          18.81       (0.09)       (2.34)       (0.00)        (0.00)         16.38        (12.92)        3,363         1.88
2002          23.67       (0.19)       (4.46)       (0.00)        (0.21)         18.81        (19.77)        2,972         1.88
2001          28.37       (0.26)       (3.32)       (0.00)        (1.12)         23.67        (13.10)        3,770         1.88
2000          24.33       (0.26)        4.56        (0.00)        (0.26)         28.37         17.68         3,713         1.86

CLASS C
2004*        $17.80      $(0.01)      $ 0.10       $(0.00)       $(0.24)        $17.65          0.55%     $  1,181         1.90%
2004          16.40       (0.15)        1.57        (0.02)        (0.00)         17.80          8.70         1,146         1.88
2003          18.82       (0.09)       (2.33)       (0.00)        (0.00)         16.40        (12.91)          576         1.88
2002          23.69       (0.19)       (4.47)       (0.00)        (0.21)         18.82        (19.79)          654         1.88
2001          28.38       (0.26)       (3.31)       (0.00)        (1.12)         23.69        (13.06)          436         1.88
2000 3        28.04       (0.08)        0.42        (0.00)        (0.00)         28.38          1.21           263         1.86

CLASS R
2004*        $18.45       $0.06       $ 0.07       $(0.00)       $(0.24)        $18.34          0.74%      $   527         1.50%
              17.38       (0.13)        1.24        (0.04)        (0.00)         18.45          6.41           301         1.49

                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES     INCOME/(LOSS)
           INVESTMENT       TO AVERAGE      TO AVERAGE
          INCOME/(LOSS)     NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE
-----------------------------------------------------------------------
LARGE CAP GROWTH FUND
-----------------------------------------------------------------------
CLASS I
2004*         0.77%           0.96%           0.77%            44%
2004          0.09            0.93            0.09            144
2003          0.35            0.92            0.35             65
2002          0.05            0.92            0.05             52
2001         (0.03)           0.98           (0.08)            18
2000          0.01            0.96           (0.05)            25

CLASS A
2004*         0.52%           1.21%           0.52%            44%
2004         (0.16)           1.18           (0.16)           144
2003          0.10            1.17            0.10             65
2002         (0.20)           1.17           (0.20)            52
2001         (0.28)           1.23           (0.33)            18
2000         (0.24)           1.21           (0.30)            25

CLASS B
2004*        (0.17)%          1.90%          (0.17)%           44%
2004         (0.86)           1.88           (0.86)           144
2003         (0.61)           1.88           (0.61)            65
2002         (0.91)           1.88           (0.91)            52
2001         (0.98)           1.88           (0.98)            18
2000         (0.95)           1.86           (0.95)            25

CLASS C
2004*        (0.17)%          1.90%          (0.17)%           44%
2004         (0.86)           1.88           (0.86)           144
2003         (0.61)           1.88           (0.61)            65
2002         (0.91)           1.88           (0.91)            52
2001         (0.98)           1.88           (0.98)            18
2000 3       (0.95)           1.86           (0.95)            25

CLASS R
2004*         0.23%           1.50%           0.23%            44%
             (0.59)           1.49           (0.59)           144

ARMADA EQUITY FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

            NET ASSET               REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,        NET      UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING   INVESTMENT  GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     INCOME   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $16.44       $0.15 1     $ 1.46       $(0.11)       $(0.19)        $17.75         9.87%     $558,718         0.96%
2004          14.07        0.21 1       2.38        (0.22)        (0.00)         16.44        18.52       526,031         0.94
2003          15.83        0.21 1      (1.73)       (0.21)        (0.03)         14.07        (9.46)      505,108         0.93
2002          17.39        0.19 1      (0.88)       (0.19)        (0.68)         15.83        (3.84)      743,804         0.92
2001          16.03        0.25         1.71        (0.28)        (0.32)         17.39        12.67       700,811         0.97
2000          18.80        0.35        (1.85)       (0.36)        (0.91)         16.03        (7.95)      500,135         0.92

CLASS A
2004*        $16.39       $0.13 1     $ 1.46       $(0.09)       $(0.19)        $17.70         9.77%     $ 47,344         1.21%
2004          14.03        0.18 1       2.37        (0.19)        (0.00)         16.39        18.24        41,023         1.19
2003          15.80        0.19 1      (1.75)       (0.18)        (0.03)         14.03        (9.78)       34,207         1.18
2002          17.36        0.15 1      (0.88)       (0.15)        (0.68)         15.80        (4.10)       39,511         1.17
2001          16.00        0.21         1.71        (0.24)        (0.32)         17.36        12.42        43,511         1.22
2000          18.79        0.30        (1.87)       (0.31)        (0.91)         16.00        (8.30)        9,070         1.17

CLASS B
2004*        $16.30       $0.07 1     $ 1.45       $(0.03)       $(0.19)        $17.60         9.38%     $ 10,582         1.90%
2004          13.97        0.06 1       2.38        (0.11)        (0.00)         16.30        17.47        10,499         1.89
2003          15.73        0.09 1      (1.74)       (0.08)        (0.03)         13.97       (10.45)        7,022         1.89
2002          17.29        0.03 1      (0.88)       (0.03)        (0.68)         15.73        (4.81)        9,521         1.88
2001          15.93        0.09         1.72        (0.13)        (0.32)         17.29        11.69        12,458         1.92
2000          18.69        0.19        (1.84)       (0.20)        (0.91)         15.93        (8.77)        1,357         1.88

CLASS C
2004*        $16.24       $0.06 1     $ 1.46       $(0.03)       $(0.19)        $17.54         9.40%     $    657         1.90%
2004          13.94        0.02 1       2.40        (0.12)        (0.00)         16.24        17.36           697         1.89
2003          15.70        0.10 1      (1.74)       (0.09)        (0.03)         13.94       (10.42)          305         1.89
2002          17.27        0.04 1      (0.88)       (0.05)        (0.68)         15.70        (4.77)          341         1.88
2001          15.93        0.09         1.72        (0.15)        (0.32)         17.27        11.67           187         1.93
2000 2        15.27        0.08         0.63        (0.05)        (0.00)         15.93         4.65           105         1.88

CLASS R
2004*        $16.37       $0.10 1     $ 1.46       $(0.07)       $(0.19)        $17.67         9.56%     $    610         1.50%
2004 2        14.54        0.11 1       1.85        (0.13)        (0.00)         16.37        13.49           491         1.48

                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES     INCOME/(LOSS)
           INVESTMENT       TO AVERAGE      TO AVERAGE
          INCOME/(LOSS)     NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE
-----------------------------------------------------------------------
LARGE CAP VALUE FUND
-----------------------------------------------------------------------
CLASS I
2004*         1.73%           0.96%           1.73%           22%
2004          1.38            0.94            1.38            47
2003          1.62            0.93            1.62            34
2002          1.15            0.92            1.15            39
2001          1.54            1.02            1.49            67
2000          2.07            0.98            2.01            40

CLASS A
2004*         1.48%           1.21%           1.48%           22%
2004          1.13            1.19            1.13            47
2003          1.37            1.18            1.37            34
2002          0.90            1.17            0.90            39
2001          1.29            1.27            1.24            67
2000          1.82            1.23            1.76            40

CLASS B
2004*         0.79%           1.90%           0.79%           22%
2004          0.43            1.89            0.43            47
2003          0.66            1.89            0.66            34
2002          0.19            1.88            0.19            39
2001          0.59            1.92            0.59            67
2000          1.11            1.88            1.11            40

CLASS C
2004*         0.79%           1.90%           0.79%           22%
2004          0.43            1.89            0.43            47
2003          0.66            1.89            0.66            34
2002          0.19            1.88            0.19            39
2001          0.59            1.93            0.59            67
2000 2        1.11            1.88            1.11            40

CLASS R
2004*         1.19%           1.50%           1.19%           22%
2004 2        0.73            1.48            0.73            47

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.
1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 LARGE CAP VALUE FUND CLASS C AND CLASS R COMMENCED OPERATIONS ON JANUARY 27,
  2000 AND JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
3 MID CAP GROWTH FUND CLASS C COMMENCED OPERATIONS ON JUNE 15, 2000. ALL RATIOS
  FOR THE PERIOD HAVE BEEN ANNUALIZED.
4 MID CAP VALUE FUND CLASS I AND CLASS A COMMENCED OPERATIONS ON JULY 1, 2002;
  CLASS B AND CLASS C COMMENCED OPERATIONS ON JUNE 2, 2003; AND CLASS R COMMENCED OPERATIONS ON JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED. SEE NOTES TO FINANCIAL STATEMENTS.

            NET ASSET       NET     REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,    INVESTMENT   UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING     INCOME/   GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     (LOSS) 1 ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $ 6.59      $(0.04)      $ 0.27       $(0.00)       $(0.00)        $ 6.82          3.49%    $ 20,213         1.10%
2004           5.70       (0.04)        0.93        (0.00)        (0.00)          6.59         15.63       67,969         1.13
2003           6.49       (0.05)       (0.74)       (0.00)        (0.00)          5.70        (12.17)      74,852         1.30
2002           8.08       (0.06)       (1.53)       (0.00)        (0.00)          6.49        (19.68)     143,328         1.27
2001          15.84       (0.08)       (3.14)       (0.00)        (4.54)          8.08        (23.89)     195,291         1.26
2000          14.27       (0.12)        6.34        (0.00)        (4.65)         15.84         51.90      281,161         1.29

CLASS A
2004*        $ 6.32      $(0.03)      $ 0.25       $(0.00)       $(0.00)        $ 6.54          3.48%    $ 19,110         1.35%
2004           5.48       (0.06)        0.90        (0.00)        (0.00)          6.32         15.33       19,092         1.38
2003           6.26       (0.06)       (0.72)       (0.00)        (0.00)          5.48        (12.46)      16,476         1.55
2002           7.80       (0.08)       (1.46)       (0.00)        (0.00)          6.26        (19.74)      19,943         1.52
2001          15.53       (0.10)       (3.09)       (0.00)        (4.54)          7.80        (24.23)      28,107         1.50
2000          14.10       (0.15)        6.23        (0.00)        (4.65)         15.53         51.48       46,183         1.54

CLASS B
2004*        $ 5.19      $(0.04)      $ 0.20       $(0.00)       $(0.00)        $ 5.35          3.08%    $  2,846         2.04%
2004           4.53       (0.08)        0.74        (0.00)        (0.00)          5.19         14.57        3,429         2.08
2003           5.21       (0.08)       (0.60)       (0.00)        (0.00)          4.53        (13.05)       4,157         2.26
2002           6.55       (0.11)       (1.23)       (0.00)        (0.00)          5.21        (20.46)       6,899         2.23
2001          13.95       (0.16)       (2.70)       (0.00)        (4.54)          6.55        (24.69)      11,339         2.21
2000          13.14       (0.24)        5.70        (0.00)        (4.65)         13.95         50.40       18,584         2.29

CLASS C
2004*        $ 5.27      $(0.04)      $ 0.20       $(0.00)       $(0.00)        $ 5.43          3.04%    $    501         2.04%
2004           4.59       (0.08)        0.76        (0.00)        (0.00)          5.27         14.82          366         2.08
2003           5.29       (0.08)       (0.62)       (0.00)        (0.00)          4.59        (13.23)         220         2.26
2002           6.64       (0.11)       (1.24)       (0.00)        (0.00)          5.29        (20.33)         240         2.23
2001 3        15.11       (0.12)       (3.81)       (0.00)        (4.54)          6.64        (29.86)         142         2.21

-----------------------------------------------------------------------------------------------------------------------------------
MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $12.54      $ 0.03        $1.48       $(0.00)       $(0.00)        $14.05         12.04%    $ 52,335         1.00%
2004          10.11        0.04         2.69        (0.07)        (0.23)         12.54         27.24       52,453         1.07
2003 4        10.00        0.07         0.07        (0.03)        (0.00)         10.11          1.38       36,319         0.93

CLASS A
2004*        $12.44       $0.01        $1.47       $(0.00)       $(0.00)        $13.92         11.90%    $  5,900         1.25%
2004          10.05        0.00         2.68        (0.06)        (0.23)         12.44         26.85        5,313         1.32
2003 4        10.00        0.06         0.01        (0.02)        (0.00)         10.05          0.71        1,299         1.18

CLASS B
2004*        $12.37      $(0.03)       $1.45       $(0.00)       $(0.00)        $13.79         11.48%    $  3,859         1.94%
2004 4        10.14       (0.08)        2.56        (0.02)        (0.23)         12.37         24.64        3,472         2.05

CLASS C
2004*        $12.42      $(0.03)       $1.45       $(0.00)       $(0.00)        $13.84         11.43%    $    836         1.94%
2004 4        10.14       (0.08)        2.60        (0.01)        (0.23)         12.42         24.96          858         2.05

CLASS R
2004*        $12.42      $(0.01)       $1.47       $(0.00)       $(0.00)        $13.88         11.76%    $    533         1.54%
2004 4        10.55       (0.05)        2.20        (0.05)        (0.23)         12.42         20.59          261         1.58


                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES     INCOME/(LOSS)
           INVESTMENT       TO AVERAGE      TO AVERAGE
          INCOME/(LOSS)     NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE
-----------------------------------------------------------------------
MID CAP GROWTH FUND
-----------------------------------------------------------------------
CLASS I
2004*        (0.68)%          1.35%          (0.93)%          105%
2004         (0.69)           1.26           (0.82)           228
2003         (0.92)           1.30           (0.92)            66
2002         (0.92)           1.27           (0.92)            68
2001         (0.64)           1.31           (0.69)           191
2000         (0.75)           1.29           (0.75)           110

CLASS A
2004*        (0.93)%          1.60%          (1.18)%          105%
2004         (0.94)           1.51           (1.07)           228
2003         (1.17)           1.55           (1.17)            66
2002         (1.17)           1.52           (1.17)            68
2001         (0.88)           1.55           (0.93)           191
2000         (1.00)           1.54           (1.00)           110

CLASS B
2004*        (1.62)%          2.29%          (1.87)%          105%
2004         (1.64)           2.21           (1.77)           228
2003         (1.88)           2.26           (1.88)            66
2002         (1.88)           2.23           (1.88)            68
2001         (1.59)           2.21           (1.59)           191
2000         (1.75)           2.29           (1.75)           110

CLASS C
2004*        (1.62)%          2.29%          (1.87)%          105%
2004         (1.64)           2.21           (1.77)           228
2003         (1.88)           2.26           (1.88)            66
2002         (1.88)           2.23           (1.88)            68
2001 3       (1.59)           2.21           (1.59)           191

-----------------------------------------------------------------------
MID CAP VALUE FUND
-----------------------------------------------------------------------
CLASS I
2004*         0.44%           1.25%           0.19%            53%
2004          0.36            1.20            0.23             87
2003 4        0.89            1.24            0.58             76

CLASS A
2004*         0.19%           1.50%          (0.06)%           53%
2004          0.11            1.45           (0.02)            87
2003 4        0.64            1.49            0.33             76

CLASS B
2004*        (0.50)%          2.19%          (0.75)%           53%
2004 4       (0.62)           2.18           (0.75)            87

CLASS C
2004*        (0.50)%          2.19%          (0.75)%           53%
2004 4       (0.62)           2.18           (0.75)            87

CLASS R
2004*        (0.10)%          1.79%          (0.35)%           53%
2004 4       (0.35)           1.80           (0.57)            87

ARMADA EQUITY FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

            NET ASSET       NET     REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,    INVESTMENT   UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING     INCOME/   GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     (LOSS)   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $ 9.67       $0.10 1      $0.43       $(0.06)       $(0.00)        $10.14          5.55%    $416,292         0.35%
2004           8.30        0.12 1       1.36        (0.11)        (0.00)          9.67         17.98      387,699         0.34
2003           9.21        0.11 1      (0.91)       (0.11)        (0.00)          8.30         (8.55)     281,426         0.35
2002          10.84        0.11 1      (1.63)       (0.11)        (0.00)          9.21        (14.11)     311,120         0.33
2001          12.25        0.11        (1.41)       (0.11)        (0.00)         10.84        (10.64)     332,015         0.36
2000          11.32        0.13         0.99        (0.13)        (0.06)         12.25          9.92      354,637         0.34

CLASS A
2004*        $ 9.64       $0.08 1      $0.45       $(0.05)       $(0.00)        $10.12          5.55%    $ 18,052         0.60%
2004           8.29        0.10 1       1.34        (0.09)        (0.00)          9.64         17.47       16,111         0.59
2003           9.18        0.09 1      (0.89)       (0.09)        (0.00)          8.29         (8.57)      12,571         0.60
2002          10.82        0.08 1      (1.64)       (0.08)        (0.00)          9.18        (14.44)       7,889         0.58
2001          12.22        0.08        (1.40)       (0.08)        (0.00)         10.82        (10.82)       7,777         0.61
2000          11.29        0.09         1.01        (0.11)        (0.06)         12.22          9.70        8,253         0.59

CLASS B
2004*        $ 9.57       $0.05 1      $0.45       $(0.02)       $(0.00)        $10.05          5.21%    $  3,697         1.34%
2004           8.24        0.03 1       1.33        (0.03)        (0.00)          9.57         16.57        3,120         1.34
2003           9.14        0.04 1      (0.90)       (0.04)        (0.00)          8.24         (9.40)       1,914         1.35
2002          10.79        0.01 1      (1.64)       (0.02)        (0.00)          9.14        (15.16)       1,470         1.33
2001          12.20        0.01        (1.41)       (0.01)        (0.00)         10.79        (11.47)       1,080         1.36
2000 2        12.04        0.01         0.17        (0.02)        (0.00)         12.20          1.46          524         1.34

CLASS C
2004*        $ 9.59       $0.05 1      $0.44       $(0.02)       $(0.00)        $10.06          5.07%    $  1,902         1.34%
2004           8.25        0.03 1       1.35        (0.04)        (0.00)          9.59         16.70        1,698         1.34
2003           9.15        0.03 1      (0.89)       (0.04)        (0.00)          8.25         (9.41)         881         1.35
2002          10.79        0.01 1      (1.64)       (0.01)        (0.00)          9.15        (15.08)         885         1.33
2001          12.20        0.00        (1.40)       (0.01)        (0.00)         10.79        (11.51)         649         1.36
2000 2        12.61        0.01        (0.41)       (0.01)        (0.00)         12.20         (3.17)         277         1.34

CLASS R
2004*        $ 9.63       $0.07 1      $0.44       $(0.04)       $(0.00)        $10.10          5.28%    $  1,675         0.94%
2004 2         8.51        0.06 1       1.12        (0.06)        (0.00)          9.63         13.84        1,424         0.93

-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP CORE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $ 9.50      $(0.02) 1     $1.17       $(0.00)       $(0.00)        $10.65         12.11%    $ 95,384         1.21%
2004 3        10.00       (0.01) 1     (0.49)       (0.00)        (0.00)          9.50         (5.00)      28,986         1.31

CLASS A
2004*        $ 9.50      $(0.02) 1     $1.16       $(0.00)       $(0.00)        $10.64         12.00%    $  1,275         1.46%
2004 3        10.00       (0.01) 1     (0.49)       (0.00)        (0.00)          9.50         (5.00)         241         1.56

CLASS B
2004*        $ 9.49      $(0.08) 1     $1.18       $(0.00)       $(0.00)        $10.59         11.59%    $     54         2.15%
2004 3        10.00       (0.02) 1     (0.49)       (0.00)        (0.00)          9.49         (5.10)          24         2.26

CLASS C
2004*        $ 9.50      $(0.07) 1     $1.17       $(0.00)       $(0.00)        $10.60         11.58%    $    439         2.15%
2004 3        10.00       (0.02) 1     (0.48)       (0.00)        (0.00)          9.50         (5.00)         300         2.26


                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES     INCOME/(LOSS)
           INVESTMENT       TO AVERAGE      TO AVERAGE
          INCOME/(LOSS)     NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE
-----------------------------------------------------------------------
S&P 500 INDEX FUND
-----------------------------------------------------------------------
CLASS I
2004*         1.98%           0.50%           1.83%           22%
2004          1.32            0.49            1.17             1
2003          1.43            0.50            1.28             7
2002          1.09            0.48            0.94             4
2001          0.94            0.61            0.69            15
2000          1.02            0.59            0.77            48

CLASS A
2004*         1.73%           0.75%           1.58%           22%
2004          1.07            0.74            0.92             1
2003          1.18            0.75            1.03             7
2002          0.84            0.73            0.69             4
2001          0.69            0.86            0.44            15
2000          0.77            0.84            0.52            48

CLASS B
2004*         0.99%           1.49%           0.84%           22%
2004          0.32            1.49            0.17             1
2003          0.43            1.50            0.28             7
2002          0.09            1.48           (0.06)            4
2001         (0.06)           1.51           (0.21)           15
2000 2        0.02            1.49           (0.13)           48

CLASS C
2004*         0.99%           1.49%           0.84%           22%
2004          0.32            1.49            0.17             1
2003          0.43            1.50            0.28             7
2002          0.09            1.48           (0.06)            4
2001         (0.06)           1.51           (0.21)           15
2000 2        0.02            1.49           (0.13)           48

CLASS R
2004*         1.39%           1.09%           1.24%           22%
2004 2        0.73            1.08            0.58             1

-----------------------------------------------------------------------
SMALL CAP CORE FUND
-----------------------------------------------------------------------
CLASS I
2004*        (0.64)%          1.21%          (0.64)%          16%
2004 3       (0.67)           1.31           (0.67)            4

CLASS A
2004*        (0.89)%          1.46%          (0.89)%          16%
2004 3       (0.92)           1.56           (0.92)            4

CLASS B
2004*        (1.58)%          2.15%          (1.58)%          16%
2004 3       (1.62)           2.26           (1.62)            4

CLASS C
2004*        (1.58)%          2.15%          (1.58)%          16%
2004 3       (1.62)           2.26           (1.62)            4

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.
1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 S&P 500 INDEX FUND CLASS B, CLASS C AND CLASS R COMMENCED OPERATIONS ON
  JANUARY 4, 2000, JANUARY 17, 2000 AND JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
3 SMALL CAP CORE FUND COMMENCED OPERATIONS ON APRIL 2, 2004. ALL RATIOS FOR THE
  PERIOD HAVE BEEN ANNUALIZED.
4 SMALL CAP GROWTH FUND CLASS C AND CLASS R COMMENCED OPERATIONS ON JANUARY 20,
  2000 AND JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
5 SMALL CAP VALUE FUND CLASS C COMMENCED OPERATIONS ON JANUARY 27, 2000. ALL
  RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
6 INCLUDES A TAX RETURN OF CAPITAL OF $(0.01) AND $(0.01) FOR CLASS I AND CLASS
  A, RESPECTIVELY, FOR SMALL CAP VALUE FUND.
SEE NOTES TO FINANCIAL STATEMENTS.

            NET ASSET       NET     REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,    INVESTMENT   UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING     INCOME/   GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     (LOSS)   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $ 9.09      $(0.08)      $ 0.39       $(0.00)       $(0.00)        $ 9.40          3.41%     $ 57,423        1.35%
2004           7.70       (0.09)        1.48        (0.00)        (0.00)          9.09         18.05       134,244        1.23
2003           9.18       (0.06)       (1.42)       (0.00)        (0.00)          7.70        (16.12)      156,646        1.29
2002          11.56       (0.09)       (2.29)       (0.00)        (0.00)          9.18        (20.59)      268,485        1.24
2001          14.91       (0.06)       (1.93)       (0.00)        (1.36)         11.56        (14.72)      304,754        1.27
2000          10.14       (0.04)        4.81        (0.00)        (0.00)         14.91         47.04       157,306        1.23

CLASS A
2004*        $ 8.94      $(0.06)      $ 0.35       $(0.00)       $(0.00)        $ 9.23          3.24%     $ 21,986        1.60%
2004           7.59       (0.11)        1.46        (0.00)        (0.00)          8.94         17.79        22,493        1.48
2003           9.07       (0.08)       (1.40)       (0.00)        (0.00)          7.59        (16.32)       18,814        1.54
2002          11.44       (0.12)       (2.25)       (0.00)        (0.00)          9.07        (20.72)       21,941        1.49
2001          14.81       (0.09)       (1.92)       (0.00)        (1.36)         11.44        (14.97)       31,327        1.52
2000          10.11       (0.07)        4.77        (0.00)        (0.00)         14.81         46.49         2,710        1.48

CLASS B
2004*        $ 8.54      $(0.09)      $ 0.34       $(0.00)       $(0.00)        $ 8.79          2.93%     $  4,356        2.29%
2004           7.30       (0.17)        1.41        (0.00)        (0.00)          8.54         16.99         5,186        2.18
2003           8.79       (0.12)       (1.37)       (0.00)        (0.00)          7.30        (16.95)        5,141        2.25
2002          11.16       (0.18)       (2.19)       (0.00)        (0.00)          8.79        (21.24)        8,055        2.20
2001          14.58       (0.18)       (1.88)       (0.00)        (1.36)         11.16        (15.59)       13,010        2.22
2000          10.01       (0.17)        4.74        (0.00)        (0.00)         14.58         45.65           372        2.19

CLASS C
2004*        $ 8.56      $(0.09)      $ 0.34       $(0.00)       $(0.00)        $ 8.81          2.92%     $    763        2.29%
2004           7.32       (0.17)        1.41        (0.00)        (0.00)          8.56         16.94           719        2.18
2003           8.81       (0.12)       (1.37)       (0.00)        (0.00)          7.32        (16.91)          390        2.25
2002          11.19       (0.18)       (2.20)       (0.00)        (0.00)          8.81        (21.27)          476        2.20
2001          14.57       (0.18)       (1.84)       (0.00)        (1.36)         11.19        (15.32)          374        2.22
2000 4        16.20       (0.07)       (1.56)       (0.00)        (0.00)         14.57        (10.06)           77        2.19

CLASS R
2004*        $ 8.92      $(0.07)      $ 0.35       $(0.00)       $(0.00)        $ 9.20          3.14%     $    122        1.89%
2004 4         8.13       (0.11)        0.90        (0.00)        (0.00)          8.92          9.72           168        1.70

-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $22.18      $(0.01) 1     $3.44       $(0.00)       $(0.00)        $25.61         15.47%     $893,501        1.21%
2004          17.61        0.02 1       5.13        (0.06)        (0.52)         22.18         29.35       831,470        1.18
2003          20.64        0.08 1      (2.18)       (0.09) 6      (0.84)         17.61         (9.69)      773,213        1.20
2002          19.07        0.10 1       3.38        (0.15)        (1.76)         20.64         19.61       932,705        1.16
2001          15.15        0.22         4.36        (0.25)        (0.41)         19.07         30.89       549,218        1.20
2000          13.65        0.27         1.45        (0.22)        (0.00)         15.15         12.87       354,347        1.21

CLASS A
2004*        $21.42      $(0.04) 1     $3.33       $(0.00)       $(0.00)        $24.71         15.36%     $242,846        1.46%
2004          17.04       (0.04) 1      4.96        (0.02)        (0.52)         21.42         28.96       202,755        1.43
2003          20.03        0.03 1      (2.11)       (0.07) 6      (0.84)         17.04         (9.88)      147,501        1.45
2002          18.57        0.04 1       3.29        (0.11)        (1.76)         20.03         19.31        43,052        1.41
2001          14.77        0.19         4.23        (0.21)        (0.41)         18.57         30.55        12,315        1.45
2000          13.31        0.27         1.38        (0.19)        (0.00)         14.77         12.59         9,727        1.46

CLASS B
2004*        $20.82      $(0.11) 1    $ 3.22       $(0.00)       $(0.00)        $23.93         14.94%     $ 18,894        2.15%
2004          16.67       (0.18) 1      4.85        (0.00)        (0.52)         20.82         28.10        15,844        2.13
2003          19.68       (0.08) 1     (2.09)       (0.00)        (0.84)         16.67        (10.56)       10,944        2.16
2002          18.34       (0.09) 1      3.24        (0.05)        (1.76)         19.68         18.48         7,465        2.12
2001          14.62        0.09         4.16        (0.12)        (0.41)         18.34         29.62         1,483        2.15
2000          13.19        0.14         1.41        (0.12)        (0.00)         14.62         11.87           742        2.17

CLASS C
2004*        $20.79      $(0.10) 1     $3.20       $(0.00)       $(0.00)        $23.89         14.91%     $ 27,529        2.15%
2004          16.65       (0.18) 1      4.84        (0.00)        (0.52)         20.79         28.15        20,622        2.13
2003          19.65       (0.08) 1     (2.08)       (0.00)        (0.84)         16.65        (10.52)       11,799        2.16
2002          18.34       (0.12) 1      3.27        (0.08)        (1.76)         19.65         18.46         5,100        2.12
2001          14.62        0.11         4.14        (0.12)        (0.41)         18.34         29.62           361        2.15
2000 5        13.07        0.01         1.54        (0.00)        (0.00)         14.62         11.86            68        2.17

                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES     INCOME/(LOSS)
           INVESTMENT       TO AVERAGE      TO AVERAGE
          INCOME/(LOSS)     NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE
-----------------------------------------------------------------------
SMALL CAP GROWTH FUND
-----------------------------------------------------------------------
CLASS I
2004*        (1.15)%          1.35%          (1.15)%          146%
2004         (1.02)           1.23           (1.02)           340
2003         (0.92)           1.29           (0.92)           119
2002         (0.88)           1.24           (0.88)           122
2001         (0.44)           1.32           (0.49)           174
2000         (0.28)           1.29           (0.34)           155

CLASS A
2004*        (1.40)%          1.60%          (1.40)%          146%
2004         (1.27)           1.48           (1.27)           340
2003         (1.17)           1.54           (1.17)           119
2002         (1.13)           1.49           (1.13)           122
2001         (0.69)           1.57           (0.74)           174
2000         (0.53)           1.54           (0.59)           155

CLASS B
2004*        (2.09)%          2.29%          (2.09)%          146%
2004         (1.97)           2.18           (1.97)           340
2003         (1.88)           2.25           (1.88)           119
2002         (1.84)           2.20           (1.84)           122
2001         (1.39)           2.27           (1.44)           174
2000         (1.24)           2.25           (1.30)           155

CLASS C
2004*        (2.09)%          2.29%          (2.09)%          146%
2004         (1.97)           2.18           (1.97)           340
2003         (1.88)           2.25           (1.88)           119
2002         (1.84)           2.20           (1.84)           122
2001         (1.39)           2.27           (1.44)           174
2000 4       (1.24)           2.25           (1.30)           155

CLASS R
2004*        (1.69)%          1.89%          (1.69%)          146%
2004 4       (1.62)           1.70           (1.62)           340

-----------------------------------------------------------------------
SMALL CAP VALUE FUND
-----------------------------------------------------------------------
CLASS I
2004*        (0.08)%          1.21%          (0.08)%           49%
2004          0.07            1.18            0.07            116
2003          0.48            1.20            0.48            127
2002          0.54            1.16            0.54            106
2001          1.35            1.25            1.30            128
2000          1.97            1.27            1.91            120

CLASS A
2004*        (0.33)%          1.46%          (0.33)%           49%
2004         (0.19)           1.43           (0.19)           116
2003          0.23            1.45            0.23            127
2002          0.29            1.41            0.29            106
2001          1.10            1.50            1.05            128
2000          1.72            1.52            1.66            120

CLASS B
2004*        (1.02)%          2.15%          (1.02)%           49%
2004         (0.90)           2.13           (0.90)           116
2003         (0.48)           2.16           (0.48)           127
2002         (0.42)           2.12           (0.42)           106
2001          0.40            2.15            0.35            128
2000          1.01            2.17            0.95            120

CLASS C
2004*        (1.02)%          2.15%          (1.02)%           49%
2004         (0.90)           2.13           (0.90)           116
2003         (0.48)           2.16           (0.48)           127
2002         (0.42)           2.12           (0.42)           106
2001          0.40            2.15            0.35            128
2000 5        1.01            2.17            0.95            120

ARMADA ASSET ALLOCATION FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

            NET ASSET       NET     REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,    INVESTMENT   UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING     INCOME/   GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     (LOSS)   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $ 9.26      $ 0.04 1     $ 0.39       $(0.02)       $(0.00)        $ 9.67         4.69%      $ 6,541         0.28%
2004           8.23        0.07 1       1.00        (0.04)        (0.00)          9.26        12.98         6,592         0.30
2003           9.08        0.02 1      (0.80)       (0.07) 4      (0.00)          8.23        (8.56)        2,361         0.88
2002           9.95        0.10 1      (0.82)       (0.15) 3      (0.00)          9.08        (7.26)        2,854         1.12
2001 2        10.00        0.02        (0.06)       (0.01)        (0.00)          9.95        (0.36)        2,492         0.38

CLASS A
2004*        $ 9.21      $ 0.02 1     $ 0.41       $(0.01)       $(0.00)        $ 9.63         4.69%      $ 3,853         0.53%
2004           8.21        0.03 1       1.00        (0.03)        (0.00)          9.21        12.54         3,519         0.55
2003           9.07        0.00 1      (0.80)       (0.06) 4      (0.00)          8.21        (8.73)        2,744         1.13
2002           9.95        0.08 1      (0.83)       (0.13) 3      (0.00)          9.07        (7.54)        2,744         1.37
2001 2        10.00        0.02        (0.06)       (0.01)        (0.00)          9.95        (0.38)        2,500         0.63

CLASS B
2004*        $ 9.08      $ 0.00 1     $ 0.39       $(0.00)       $(0.00)        $ 9.47         4.30%      $ 1,618         1.13%
2004           8.13       (0.02) 1      0.99        (0.02)        (0.00)          9.08        11.93         1,431         1.15
2003           9.03       (0.05) 1     (0.80)       (0.05) 4      (0.00)          8.13        (9.32)          610         1.74
2002           9.95        0.03 1      (0.83)       (0.12) 3      (0.00)          9.03        (8.12)          137         1.98
2001 2         9.98        0.00        (0.03)       (0.00)        (0.00)          9.95        (0.30)            7         1.23

CLASS C
2004*        $ 9.10      $ 0.00 1     $ 0.39       $(0.00)       $(0.00)        $ 9.49         4.29%      $ 1,152         1.13%
2004           8.14       (0.00) 1      0.98        (0.02)        (0.00)          9.10        12.01         1,021         1.15
2003           9.04       (0.05) 1     (0.80)       (0.05) 4      (0.00)          8.14        (9.34)          241         1.74
2002 2         9.89        0.03 1      (0.77)       (0.11) 3      (0.00)          9.04        (8.37)          223         1.98

                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES     INCOME/(LOSS)
           INVESTMENT       TO AVERAGE      TO AVERAGE
          INCOME/(LOSS)     NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE
-----------------------------------------------------------------------
SMALL CAP VALUE FUND
-----------------------------------------------------------------------
CLASS I
2004*         0.78%           0.53%           0.53%            8%
2004          0.61            0.55            0.36            42
2003          0.23            1.13           (0.02)           78
2002          1.15            1.37            0.90            40
2001 2        1.10            0.76            0.72             5

CLASS A
2004*         0.53%           0.78%           0.28%            8%
2004          0.36            0.80            0.11            42
2003         (0.02)           1.38           (0.27)           78
2002          0.90            1.62            0.65            40
2001 2        0.85            1.01            0.47             5

CLASS B
2004*        (0.07)%          1.38%          (0.32)%           8%
2004         (0.24)           1.40           (0.49)           42
2003         (0.63)           1.99           (0.88)           78
2002          0.29            2.23            0.04            40
2001 2        0.25            1.56            0.08             5

CLASS C
2004*        (0.07)%          1.38%          (0.32)%           8%
2004         (0.24)           1.40           (0.49)           42
2003         (0.63)           1.99           (0.88)           78
2002 2        0.29            2.23            0.04            40

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN
  ANNUALIZED. TOTAL RETURN EXCLUDES SALES CHARGE.
1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 AGGRESSIVE ALLOCATION FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED
  OPERATIONS ON MARCH 6, 2001, MARCH 6, 2001, MAY 8, 2001 AND JUNE 28, 2001, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
3 INCLUDES A TAX RETURN OF CAPITAL OF $(0.04), $(0.04), $(0.04) AND $(0.04) FOR
  CLASS I, CLASS A, CLASS B AND CLASS C, RESPECTIVELY, FOR THE AGGRESSIVE ALLOCATION FUND.
4 INCLUDES A TAX RETURN OF CAPITAL OF $(0.07), $(0.06), $(0.05) AND $(0.05) FOR
  CLASS I, CLASS A, CLASS B AND CLASS C, RESPECTIVELY, FOR THE AGGRESSIVE ALLOCATION FUND.
5 BALANCED ALLOCATION FUND CLASS C COMMENCED OPERATIONS ON APRIL 20, 2000. ALL
  RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
6 AS REQUIRED, EFFECTIVE JUNE 1, 2001, BALANCED ALLOCATION FUND ADOPTED THE
  PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN INCLUDING PAYDOWN GAINS AND LOSSES AS AN ADJUSTMENT TO INTEREST INCOME. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED MAY 31, 2002 WAS $0.00 ON PER SHARE DATA AND AN INCREASE IN THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.02%. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
7 DUE TO ITS INVESTMENT STRATEGY, BALANCED ALLOCATION FUND MAY BUY AND SELL
  SECURITIES FREQUENTLY. THIS MAY RESULT IN HIGHER TRANSACTION COSTS AND ADDITIONAL CAPITAL GAINS TAX LIABILITIES, AND MAY LOWER FUND PERFORMANCE.
8 CONSERVATIVE ALLOCATION FUND CLASS I, CLASS A, CLASS B AND CLASS C COMMENCED
  OPERATIONS ON MARCH 6, 2001, MARCH 6, 2001, JULY 13, 2001 AND MAY 23, 2001, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
9 INCLUDES A TAX RETURN OF CAPITAL OF $(0.03), $(0.03), $(0.02) AND $(0.02) FOR
  CLASS I, CLASS A, CLASS B AND CLASS C, RESPECTIVELY, FOR THE CONSERVATIVE ALLOCATION FUND.
SEE NOTES TO FINANCIAL STATEMENTS.

            NET ASSET               REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,        NET      UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING   INVESTMENT  GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     INCOME   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $ 9.35       $0.07 1      $0.49       $(0.07)       $(0.00)         $ 9.84        5.99%      $142,924        1.03%
2004           8.44        0.11 1       0.89        (0.09)        (0.00)           9.35       11.93        136,752        0.98
2003           9.01        0.13 1      (0.55)       (0.15)        (0.00)           8.44       (4.58)       120,329        1.09
2002 6         9.72        0.20 1      (0.71)       (0.20)        (0.00)           9.01       (5.27)       157,660        1.00
2001          11.68        0.28        (0.42)       (0.27)        (1.55)           9.72       (1.68)       186,724        1.03
2000          10.31        0.26         1.35        (0.24)        (0.00)          11.68       15.72         69,517        1.01

CLASS A
2004*        $ 9.36       $0.06 1      $0.49       $(0.06)       $(0.00)         $ 9.85        5.85%      $ 19,774        1.28%
2004           8.45        0.08 1       0.90        (0.07)        (0.00)           9.36       11.67         16,900        1.23
2003           9.02        0.11 1      (0.55)       (0.13)        (0.00)           8.45       (4.80)        16,515        1.34
2002 6         9.72        0.17 1      (0.69)       (0.18)        (0.00)           9.02       (5.41)        16,664        1.25
2001          11.68        0.29        (0.46)       (0.24)        (1.55)           9.72       (1.92)        13,592        1.28
2000          10.31        0.23         1.35        (0.21)        (0.00)          11.68       15.48          3,965        1.26

CLASS B
2004*        $ 9.36       $0.03 1      $0.48       $(0.02)       $(0.00)         $ 9.85        5.48%      $  7,064        1.98%
2004           8.46        0.02 1       0.89        (0.01)        (0.00)           9.36       10.80          6,985        1.93
2003           9.03        0.05 1      (0.55)       (0.07)        (0.00)           8.46       (5.48)         5,879        2.05
2002 6         9.73        0.11 1      (0.70)       (0.11)        (0.00)           9.03       (6.06)         5,721        1.96
2001          11.70        0.21        (0.46)       (0.17)        (1.55)           9.73       (2.67)         5,551        1.98
2000          10.33        0.15         1.36        (0.14)        (0.00)          11.70       14.79            691        1.97

CLASS C
2004*        $ 9.33       $0.03 1      $0.47       $(0.02)       $(0.00)         $ 9.81        5.39%      $  1,840        1.98%
2004           8.43        0.03 1       0.88        (0.01)        (0.00)           9.33       10.83          1,754        1.93
2003           9.00        0.05 1      (0.55)       (0.07)        (0.00)           8.43       (5.49)           680        2.05
2002 6         9.72        0.11 1      (0.71)       (0.12)        (0.00)           9.00       (6.16)           747        1.96
2001          11.70        0.21        (0.46)       (0.18)        (1.55)           9.72       (2.70)            22        1.98
2000 5        11.88        0.02        (0.20)       (0.00)        (0.00)          11.70       (1.52)             3        1.97

-----------------------------------------------------------------------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $10.00       $0.09 1      $0.27       $(0.09)       $(0.00)         $10.27        3.61%        $5,269        0.26%
2004           9.57        0.18 1       0.40        (0.15)        (0.00)          10.00        6.13          4,929        0.28
2003           9.66        0.17 1      (0.07)       (0.19) 9      (0.00)           9.57        1.15          2,820        0.70
2002          10.04        0.26 1      (0.36)       (0.28)        (0.00)           9.66       (0.97)         2,752        1.02
2001 8        10.00        0.07         0.02        (0.05)        (0.00)          10.04        0.94          2,523        0.37

CLASS A
2004*        $10.00       $0.08 1      $0.26       $(0.08)       $(0.00)         $10.26        3.38%        $3,684        0.51%
2004           9.57        0.15 1       0.41        (0.13)        (0.00)          10.00        5.92          3,457        0.53
2003           9.66        0.14 1      (0.06)       (0.17) 9      (0.00)           9.57        0.90          3,048        0.95
2002          10.04        0.24 1      (0.36)       (0.26)        (0.00)           9.66       (1.21)         2,689        1.27
2001 8        10.00        0.07         0.02        (0.05)        (0.00)          10.04        0.90          2,522        0.62

CLASS B
2004*        $ 9.97       $0.05 1      $0.26       $(0.05)       $(0.00)         $10.23        3.08%        $1,146        1.11%
2004           9.55        0.09 1       0.42        (0.09)        (0.00)           9.97        5.36          1,171        1.13
2003           9.65        0.06 1      (0.04)       (0.12) 9      (0.00)           9.55        0.27            613        1.56
2002 8         9.97        0.08 1      (0.22)       (0.18)        (0.00)           9.65       (1.46)           163        1.88

CLASS C
2004*        $ 9.98       $0.05 1      $0.26       $(0.05)       $(0.00)         $10.24        3.08%        $1,189        1.11%
2004           9.56        0.09 1       0.42        (0.09)        (0.00)           9.98        5.32          1,395        1.13
2003           9.65        0.09 1      (0.06)       (0.12) 9      (0.00)           9.56        0.34            753        1.56
2002          10.04        0.10 1      (0.28)       (0.21)        (0.00)           9.65       (1.79)           702        1.88
2001 8        10.14        0.00        (0.10)       (0.00)        (0.00)          10.04       (0.99)            55        1.22

                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES     INCOME/(LOSS)
           INVESTMENT       TO AVERAGE      TO AVERAGE
          INCOME/(LOSS)     NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE 7
-----------------------------------------------------------------------
BALANCED ALLOCATION FUND
-----------------------------------------------------------------------
CLASS I
2004*         1.54%           1.03%           1.54%           101%
2004          1.15            0.98            1.15            230
2003          1.63            1.09            1.63            171
2002 6        2.13            1.00            2.13            106
2001          2.31            1.08            2.26            161
2000          2.20            1.07            2.14            182

CLASS A
2004*         1.29%           1.28%           1.29%           101%
2004          0.90            1.23            0.90            230
2003          1.38            1.34            1.38            171
2002 6        1.88            1.25            1.88            106
2001          2.06            1.33            2.01            161
2000          1.95            1.32            1.89            182

CLASS B
2004*         0.59%           1.98%           0.59%           101%
2004          0.20            1.93            0.20            230
2003          0.67            2.05            0.67            171
2002 6        1.17            1.96            1.17            106
2001          1.69            1.98            1.69            161
2000          1.24            1.97            1.24            182

CLASS C
2004*         0.59%           1.98%           0.59%           101%
2004          0.20            1.93            0.20            230
2003          0.67            2.05            0.67            171
2002 6        1.17            1.96            1.17            106
2001          1.69            1.98            1.69            161
2000 5        1.24            1.97            1.24            182


-----------------------------------------------------------------------
CONSERVATIVE ALLOCATION FUND
-----------------------------------------------------------------------
CLASS I
2004*         1.79%           0.51%           1.54%             7%
2004          1.71            0.53            1.46             27
2003          1.83            0.95            1.58             38
2002          2.68            1.27            2.43             27
20018         3.20            0.75            2.82              5

CLASS A
2004*         1.54%           0.76%           1.29%             7%
2004          1.46            0.78            1.21             27
2003          1.58            1.20            1.33             38
2002          2.43            1.52            2.18             27
2001 8        2.95            1.00            2.57              5

CLASS B
2004*         0.94%           1.36%           0.69%             7%
2004          0.86            1.38            0.61             27
2003          0.97            1.81            0.72             38
2002 8        1.82            2.13            1.57             27

CLASS C
2004*         0.94%           1.36%           0.69%             7%
2004          0.86            1.38            0.61             27
2003          0.97            1.81            0.72             38
2002          1.82            2.13            1.57             27
2001 8        2.35            1.60            1.97              5

ARMADA FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

            NET ASSET               REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,        NET      UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING   INVESTMENT  GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     INCOME   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
BOND FUND**
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $ 9.98       $0.20 1      $ 0.16       $(0.21)       $(0.00)        $10.13        3.59%      $390,815        0.76%
2004          10.44        0.39 1       (0.45)       (0.40)        (0.00)          9.98       (0.62)       415,151        0.74
2003           9.86        0.48 1        0.56        (0.46)        (0.00)         10.44       10.74        617,012        0.71
2002 3         9.71        0.56 1        0.14        (0.55)        (0.00)          9.86        7.40        798,688        0.71
2001           9.37        0.62          0.34        (0.62)        (0.00)          9.71       10.50        842,906        0.72
2000           9.93        0.59         (0.56)       (0.59)        (0.00)          9.37        0.35        294,308        0.87

CLASS A
2004*        $10.00       $0.19 1      $ 0.15       $(0.19)       $(0.00)        $10.15        3.46%      $ 11,686        1.01%
2004          10.47        0.37 1       (0.47)       (0.37)        (0.00)         10.00       (0.96)        11,193        0.99
2003           9.88        0.46 1        0.56        (0.43)        (0.00)         10.47       10.57         14,985        0.96
2002 3         9.73        0.54 1        0.14        (0.53)        (0.00)          9.88        7.13          9,530        0.96
2001           9.40        0.59          0.34        (0.60)        (0.00)          9.73       10.26          8,944        0.97
2000           9.95        0.57         (0.55)       (0.57)        (0.00)          9.40        0.05         10,237        1.12

CLASS B
2004*        $ 9.99       $0.15 1      $ 0.16       $(0.16)       $(0.00)        $10.14        3.09%      $  1,171        1.71%
2004          10.45        0.30 1       (0.46)       (0.30)        (0.00)          9.99       (1.56)         1,491        1.69
2003           9.87        0.38 1        0.56        (0.36)        (0.00)         10.45        9.70          2,095        1.67
2002 3         9.72        0.47 1        0.14        (0.46)        (0.00)          9.87        6.39          2,133        1.67
2001           9.38        0.54          0.33        (0.53)        (0.00)          9.72        9.46          2,317        1.67
2000           9.93        0.50         (0.56)       (0.49)        (0.00)          9.38       (0.58)         2,373        1.87

CLASS C
2004*        $ 9.98       $0.15 1      $ 0.16       $(0.16)       $(0.00)        $10.13        3.10%      $    312        1.71%
2004          10.44        0.30 1       (0.46)       (0.30)        (0.00)          9.98       (1.56)           327        1.69
2003           9.86        0.38 1        0.56        (0.36)        (0.00)         10.44        9.70            403        1.67
2002 3         9.71        0.45 1        0.16        (0.46)        (0.00)          9.86        6.39            150        1.67
2001 2         9.48        0.52          0.23        (0.52)        (0.00)          9.71        8.06             62        1.67

                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES     INCOME/(LOSS)
           INVESTMENT       TO AVERAGE      TO AVERAGE
          INCOME/(LOSS)     NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE 4
-----------------------------------------------------------------------
BOND FUND**
-----------------------------------------------------------------------
CLASS I
2004*         3.94%           0.76%           3.94%           249%
2004          3.86            0.74            3.86            338
2003          4.73            0.71            4.73            213
2002 3        5.70            0.71            5.70             98
2001          6.39            0.77            6.34             73
2000          6.14            0.89            6.12            155

CLASS A
2004*         3.69%           1.01%           3.69%           249%
2004          3.61            0.99            3.61            338
2003          4.48            0.96            4.48            213
2002 3        5.45            0.96            5.45             98
2001          6.14            1.02            6.09             73
2000          5.89            1.14            5.87            155

CLASS B
2004*         2.99%           1.71%           2.99%           249%
2004          2.91            1.69            2.91            338
2003          3.77            1.67            3.77            213
2002 3        4.74            1.67            4.74             98
2001          5.44            1.67            5.44             73
2000          5.14            1.89            5.12            155

CLASS C
2004*         2.99%           1.71%           2.99%           249%
2004          2.91            1.69            2.91            338
2003          3.77            1.67            3.77            213
2002 3        4.74            1.67            4.74             98
2001 2        5.44            1.67            5.44             73

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
**EFFECTIVE JUNE 9, 2000, THE PARKSTONE BOND FUND WAS MERGED INTO THE ARMADA
  BOND FUND. THE FINANCIAL HIGHLIGHTS FOR THE PERIODS PRIOR TO JUNE 9, 2000 REFLECT THE PERFORMANCE HISTORY OF THE PARKSTONE BOND FUND. THE NET ASSET VALUES AT THE BEGINNING OF EACH PERIOD AND THE CHANGES IN NET ASSET VALUES, INCLUDING THE NET ASSET VALUES AT THE END EACH PERIOD LISTED HAVE BEEN RESTATED TO REFLECT THE CONVERSION RATIOS OF .9799154 FOR CLASS I, .9725738 FOR CLASS A AND .9756871 FOR CLASS B ON THE DATE OF REORGANIZATION.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.
1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 BOND FUND CLASS C COMMENCED OPERATIONS ON JUNE 12, 2000. ALL RATIOS FOR THE
  PERIOD HAVE BEEN ANNUALIZED.
3 AS REQUIRED, EFFECTIVE JUNE 1, 2001, BOND FUND ADOPTED THE PROVISIONS OF THE
  AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN INCLUDING PAYDOWN GAINS AND LOSSES AS AN ADJUSTMENT TO INTEREST INCOME. THIS RESULTED IN A $0.01 INCREASE IN NET INVESTMENT INCOME PER SHARE AND A $0.01 DECREASE IN REALIZED AND UNREALIZED GAINS (LOSSES) PER SHARE FOR THE YEAR ENDED MAY 31, 2002. THE EFFECT OF THIS CHANGE ALSO RESULTED IN AN INCREASE IN THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.06% FOR THE YEAR ENDED MAY 31, 2002. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
4 DUE TO THEIR INVESTMENT STRATEGY, BOND FUND AND GOVERNMENT MORTGAGE FUND MAY
  BUY AND SELL SECURITIES FREQUENTLY. THIS MAY RESULT IN HIGHER TRANSACTION COSTS AND ADDITIONAL CAPITAL GAINS TAX LIABILITIES, AND MAY LOWER FUND PERFORMANCE.
5 GOVERNMENT MORTGAGE FUND CLASS C AND CLASS R COMMENCED OPERATIONS ON JUNE 21,
  2000 AND JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
6 AS REQUIRED, EFFECTIVE JUNE 1, 2001, GOVERNMENT MORTGAGE FUND ADOPTED THE
  PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN INCLUDING PAYDOWN GAINS AND LOSSES AS AN ADJUSTMENT TO INTEREST INCOME. THIS RESULTED IN A $0.02 DECREASE IN NET INVESTMENT INCOME PER SHARE AND AN INCREASE OF $0.02 IN REALIZED AND UNREALIZED GAINS (LOSSES) PER SHARE FOR THE YEAR ENDED MAY 31, 2002. THE EFFECT OF THIS CHANGE ALSO RESULTED IN A DECREASE IN THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.18% FOR THE YEAR ENDED MAY 31, 2002. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
7 INTERMEDIATE BOND FUND CLASS C COMMENCED OPERATIONS ON MAY 30, 2000. ALL
  RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.

            NET ASSET               REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,        NET      UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING   INVESTMENT  GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     INCOME   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT MORTGAGE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $ 9.23       $0.21 1     $ 0.14       $(0.23)       $(0.00)        $ 9.35         3.78%      $248,363        0.65%
2004           9.58        0.37 1      (0.32)       (0.40)        (0.00)          9.23         0.63        244,380        0.69
2003           9.45        0.39 1       0.19        (0.45)        (0.00)          9.58         6.15        190,678        0.77
2002 6         9.22        0.50 1       0.22        (0.49)        (0.00)          9.45         7.94        185,755        0.76
2001           8.77        0.57         0.45        (0.57)        (0.00)          9.22        11.95        155,683        0.79
2000           9.13        0.56        (0.36)       (0.56)        (0.00)          8.77         2.26        134,250        0.83

CLASS A
2004*        $ 9.23       $0.20 1     $ 0.13       $(0.21)       $(0.00)        $ 9.35         3.65%      $ 21,308        0.90%
2004           9.57        0.35 1      (0.31)       (0.38)        (0.00)          9.23         0.38         17,184        0.94
2003           9.45        0.37 1       0.18        (0.43)        (0.00)          9.57         5.89         18,067        1.02
2002 6         9.22        0.47 1       0.22        (0.46)        (0.00)          9.45         7.67         13,387        1.01
2001           8.77        0.55         0.45        (0.55)        (0.00)          9.22        11.66         13,863        1.03
2000           9.13        0.54        (0.37)       (0.53)        (0.00)          8.77         1.96         20,790        1.08

CLASS B
2004*        $ 9.20       $0.16 1     $ 0.14       $(0.18)       $(0.00)        $ 9.32         3.29%      $  5,541        1.60%
2004           9.55        0.28 1      (0.32)       (0.31)        (0.00)          9.20        (0.32)         6,729        1.64
2003           9.42        0.30 1       0.19        (0.36)        (0.00)          9.55         5.14          7,330        1.73
2002 6         9.19        0.41 1       0.22        (0.40)        (0.00)          9.42         6.93          6,801        1.72
2001           8.74        0.49         0.44        (0.48)        (0.00)          9.19        10.90          7,160        1.74
2000           9.11        0.48        (0.38)       (0.47)        (0.00)          8.74         1.10          9,192        1.83

CLASS C
2004*        $ 9.22       $0.16 1     $ 0.13       $(0.18)       $(0.00)        $ 9.33         3.18%      $  2,038        1.60%
2004           9.56        0.28 1      (0.31)       (0.31)        (0.00)          9.22        (0.21)         2,344        1.64
2003           9.43        0.30 1       0.19        (0.36)        (0.00)          9.56         5.15          1,246        1.73
2002 6         9.20        0.41 1       0.22        (0.40)        (0.00)          9.43         6.93            752        1.72
2001 5         8.83        0.45         0.37        (0.45)        (0.00)          9.20         9.51            113        1.74

CLASS R
2004*        $ 9.21       $0.18 1     $ 0.14       $(0.20)       $(0.00)        $ 9.33         3.50%      $    275        1.20%
2004 5         9.30        0.28 1      (0.06)       (0.31)        (0.00)          9.21         2.32            222        1.19

-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $10.69       $0.18 1      $ 0.08       $(0.18)       $(0.00)        $10.77        2.45%      $447,989        0.60%
2004          11.09        0.37 1       (0.40)       (0.37)        (0.00)         10.69       (0.26)       439,369        0.59
2003          10.40        0.43 1        0.69        (0.43)        (0.00)         11.09       11.00        418,964        0.58
2002          10.24        0.55 1        0.16        (0.55)        (0.00)         10.40        7.05        346,788        0.57
2001           9.90        0.64          0.34        (0.64)        (0.00)         10.24       10.16        345,059        0.59
2000          10.39        0.64         (0.48)       (0.64)        (0.01)          9.90        1.50        294,998        0.58

CLASS A
2004*        $10.70       $0.17 1      $ 0.09       $(0.17)       $(0.00)        $10.79        2.42%      $ 14,266        0.85%
2004          11.11        0.34 1       (0.41)       (0.34)        (0.00)         10.70       (0.60)        13,662        0.84
2003          10.42        0.41 1        0.69        (0.41)        (0.00)         11.11       10.71         11,250        0.83
2002          10.26        0.52 1        0.16        (0.52)        (0.00)         10.42        6.78          8,926        0.82
2001           9.92        0.62          0.34        (0.62)        (0.00)         10.26        9.88          8,172        0.84
2000          10.41        0.61         (0.48)       (0.61)        (0.01)          9.92        1.25          3,874        0.83

CLASS B
2004*        $10.71       $0.13 1      $ 0.09       $(0.13)       $(0.00)        $10.80        2.06%      $  7,031        1.55%
2004          11.11        0.27 1       (0.40)       (0.27)        (0.00)         10.71       (1.19)         7,379        1.54
2003          10.42        0.33 1        0.69        (0.33)        (0.00)         11.11        9.94          4,245        1.54
2002          10.26        0.45 1        0.16        (0.45)        (0.00)         10.42        6.03          1,445        1.53
2001           9.93        0.56          0.31        (0.54)        (0.00)         10.26        9.00          1,392        1.54
2000          10.41        0.54         (0.47)       (0.54)        (0.01)          9.93        0.64            733        1.54

CLASS C
2004*        $10.73       $0.13 1      $ 0.09       $(0.13)       $(0.00)        $10.82        2.06%      $    463        1.55%
2004          11.13        0.27 1       (0.40)       (0.27)        (0.00)         10.73       (1.19)           525        1.54
2003          10.44        0.33 1        0.69        (0.33)        (0.00)         11.13        9.93            654        1.54
2002          10.28        0.44 1        0.17        (0.45)        (0.00)         10.44        6.03            413        1.53
2001           9.93        0.55          0.35        (0.55)        (0.00)         10.28        9.22            180        1.54
2000 7         9.91        0.00          0.02        (0.00)        (0.00)          9.93        0.22            191        1.54


                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES     INCOME/(LOSS)
           INVESTMENT       TO AVERAGE      TO AVERAGE
          INCOME/(LOSS)     NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE 4
------------------------------------------------------------------------
GOVERNMENT MORTGAGE FUND
------------------------------------------------------------------------
CLASS I
2004*         4.38%           0.80%           4.23%           303%
2004          4.09            0.78            4.00            380
2003          4.09            0.77            4.09            364
2002 6        5.29            0.76            5.29            219
2001          6.27            0.84            6.22             78
2000          6.28            0.94            6.17             74

CLASS A
2004*         4.14%           1.05%           3.98%           303%
2004          3.84            1.03            3.75            380
2003          3.84            1.02            3.84            364
2002 6        5.04            1.01            5.04            219
2001          6.03            1.08            5.98             78
2000          6.03            1.19            5.92             74

CLASS B
2004*         3.43%           1.75%           3.28%           303%
2004          3.14            1.73            3.05            380
2003          3.13            1.73            3.13            364
2002 6        4.33            1.72            4.33            219
2001          5.32            1.74            5.32             78
2000          5.28            1.94            5.17             74

CLASS C
2004*         3.43%           1.75%           3.28%           303%
2004          3.14            1.73            3.05            380
2003          3.13            1.73            3.13            364
2002 6        4.33            1.72            4.33            219
2001 5        5.32            1.74            5.32             78

CLASS R
2004*         3.83%           1.35%           3.68%           303%
2004 5        3.76            1.28            3.67            380

------------------------------------------------------------------------
INTERMEDIATE BOND FUND
------------------------------------------------------------------------
CLASS I
2004*         3.34%           0.75%           3.19%           156%
2004          3.40            0.74            3.25            164
2003          4.01            0.73            3.86            129
2002          5.27            0.72            5.12            141
2001          6.34            0.79            6.14            133
2000          6.22            0.79            6.01            201

CLASS A
2004*         3.09%           1.00%           2.94%           156%
2004          3.15            0.99            3.00            164
2003          3.76            0.98            3.61            129
2002          5.02            0.97            4.87            141
2001          6.09            1.04            5.89            133
2000          5.97            1.04            5.76            201

CLASS B
2004*         2.39%           1.70%           2.24%           156%
2004          2.45            1.69            2.30            164
2003          3.05            1.69            2.90            129
2002          4.31            1.68            4.16            141
2001          5.39            1.69            5.24            133
2000          5.26            1.69            5.11            201

CLASS C
2004*         2.39%           1.70%           2.24%           156%
2004          2.45            1.69            2.30            164
2003          3.05            1.69            2.90            129
2002          4.31            1.68            4.16            141
2001          5.39            1.69            5.24            133
2000 7        5.26            1.69            5.11            201

ARMADA FIXED INCOME FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

            NET ASSET               REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,        NET      UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING   INVESTMENT  GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     INCOME   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $ 9.95       $0.12 1      $(0.03)      $(0.14)       $(0.00)        $ 9.90       0.86%       $281,308        0.55%
2004          10.17        0.26 1       (0.20)       (0.28)        (0.00)          9.95       0.45         306,914        0.54
2003           9.97        0.32 1        0.22        (0.34)        (0.00)         10.17       5.58         308,986        0.54
2002 3         9.87        0.49 1        0.10        (0.49)        (0.00)          9.97       6.09         213,322        0.53
2001           9.70        0.60          0.17        (0.60)        (0.00)          9.87       8.21         190,243        0.55
2000           9.96        0.57         (0.26)       (0.57)        (0.00)          9.70       3.22          93,652        0.54

CLASS A
2004*        $ 9.98       $0.11 1      $(0.04)      $(0.12)       $(0.00)        $ 9.93       0.73%       $  8,463        0.80%
2004          10.20        0.24 1       (0.21)       (0.25)        (0.00)          9.98       0.30           7,809        0.79
2003          10.00        0.30 1        0.21        (0.31)        (0.00)         10.20       5.21          11,369        0.79
2002 3         9.90        0.47 1        0.10        (0.47)        (0.00)         10.00       5.87           7,039        0.73
2001           9.74        0.60          0.16        (0.60)        (0.00)          9.90       7.99           5,022        0.65
2000           9.99        0.56         (0.24)       (0.57)        (0.00)          9.74       3.47             873        0.64

CLASS B
2004*        $ 9.98       $0.07 1      $(0.03)      $(0.09)       $(0.00)        $ 9.93       0.38%       $  1,387        1.50%
2004          10.20        0.16 1       (0.20)       (0.18)        (0.00)          9.98      (0.39)          1,477        1.49
2003          10.00        0.23 1        0.21        (0.24)        (0.00)         10.20       4.47           1,721        1.50
2002 3         9.90        0.39 1        0.11        (0.40)        (0.00)         10.00       5.07           1,329        1.49
2001           9.73        0.51          0.17        (0.51)        (0.00)          9.90       7.16             742        1.53
2000 2         9.90        0.39         (0.17)       (0.39)        (0.00)          9.73       2.22             180        1.54

CLASS C
2004*        $ 9.98       $0.07 1      $(0.03)      $(0.09)       $(0.00)        $ 9.93       0.38%       $  1,090        1.50%
2004          10.20        0.16 1       (0.20)       (0.18)        (0.00)          9.98      (0.40)          1,428        1.49
2003          10.00        0.23 1        0.21        (0.24)        (0.00)         10.20       4.47           1,572        1.50
2002 3         9.89        0.36 1        0.15        (0.40)        (0.00)         10.00       5.19             888        1.49
2001           9.73        0.51          0.16        (0.51)        (0.00)          9.89       7.06              64        1.53
2000 2         9.85        0.18         (0.12)       (0.18)        (0.00)          9.73       0.56              18        1.54

CLASS R
2004*        $ 9.98       $0.09 1      $(0.03)      $(0.11)       $(0.00)        $ 9.93       0.58%       $    167        1.10%
2004 2        10.10        0.16 1       (0.10)       (0.18)        (0.00)          9.98       0.58             141        1.07

                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES        INCOME
           INVESTMENT       TO AVERAGE      TO AVERAGE
             INCOME         NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE
------------------------------------------------------------------------
LIMITED MATURITY BOND FUND
------------------------------------------------------------------------
CLASS I
2004*         2.42%           0.65%           2.32%            86%
2004          2.58            0.64            2.48            136
2003          3.17            0.64            3.07            117
2002 3        4.89            0.63            4.79            110
2001          5.98            0.73            5.80             87
2000          5.84            0.74            5.64             90

CLASS A
2004*         2.17%           0.90%           2.07%            86%
2004          2.33            0.89            2.23            136
2003          2.92            0.89            2.82            117
2002 3        4.69            0.83            4.59            110
2001          5.88            0.83            5.70             87
2000          5.74            0.84            5.54             90

CLASS B
2004*         1.47%           1.60%           1.37%            86%
2004          1.63            1.59            1.53            136
2003          2.21            1.60            2.11            117
2002 3        3.93            1.59            3.83            110
2001          5.00            1.63            4.90             87
2000 2        4.84            1.64            4.74             90

CLASS C
2004*         1.47%           1.60%           1.37%            86%
2004          1.63            1.59            1.53            136
2003          2.21            1.60            2.11            117
2002 3        3.93            1.59            3.83            110
2001          5.00            1.63            4.90             87
2000 2        4.84            1.64            4.74             90

CLASS R
2004*         1.87%           1.20%           1.77%            86%
2004 2        1.95            1.17            1.85            136

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.
1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 LIMITED MATURITY BOND FUND CLASS B, CLASS C AND CLASS R COMMENCED OPERATIONS
  ON AUGUST 11, 1999, JANUARY 27, 2000 AND JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
3 AS REQUIRED, EFFECTIVE JUNE 1, 2001, LIMITED MATURITY BOND FUND ADOPTED THE
  PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN INCLUDING PAYDOWN GAINS AND LOSSES AS AN ADJUSTMENT TO INTEREST INCOME. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED MAY 31, 2002 WAS $0.00 ON PER SHARE DATA AND A DECREASE IN THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.01%. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
4 TOTAL RETURN ADVANTAGE FUND CLASS B, CLASS C AND CLASS R COMMENCED OPERATIONS
  ON SEPTEMBER 29, 1999, OCTOBER 3, 2000 AND JULY 31, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
5 AS REQUIRED, EFFECTIVE JUNE 1, 2001, TOTAL RETURN ADVANTAGE FUND ADOPTED THE
  PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN INCLUDING PAYDOWN GAINS AND LOSSES AS AN ADJUSTMENT TO INTEREST INCOME. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED MAY 31, 2002 WAS $0.00 ON PER SHARE DATA AND 0.00% ON THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
6 INCLUDES DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME OF $(0.01) FOR CLASS
  A OF THE TOTAL RETURN ADVANTAGE FUND.
7 ULTRA SHORT BOND FUND CLASS I AND CLASS A COMMENCED OPERATIONS ON DECEMBER 2,
  2002 AND JANUARY 6, 2003, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
SEE NOTES TO FINANCIAL STATEMENTS.

            NET ASSET               REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,        NET      UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING   INVESTMENT  GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     INCOME   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN ADVANTAGE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $10.22       $0.20 1     $ 0.17       $(0.20)       $(0.00)        $10.39         3.59%     $319,176         0.62%
2004          11.01        0.42 1      (0.55)       (0.42)        (0.24)         10.22        (1.18)      314,269         0.60
2003          10.23        0.49 1       0.92        (0.53)        (0.10)         11.01        14.18       241,404         0.58
2002 5        10.02        0.55 1       0.21        (0.55)        (0.00)         10.23         7.76       259,402         0.55
2001           9.48        0.59         0.54        (0.59)        (0.00)         10.02        12.04       355,344         0.51
2000           9.99        0.60        (0.45)       (0.60)        (0.06)          9.48         1.78       331,026         0.48

CLASS A
2004*        $10.22       $0.18 1     $ 0.17       $(0.18)       $(0.00)        $10.39         3.46%     $  4,461         0.87%
2004          11.01        0.39 1      (0.55)       (0.39)        (0.24)         10.22        (1.43)        4,359         0.85
2003          10.24        0.45 1       0.92        (0.50)        (0.10)         11.01        13.79         4,122         0.83
2002 5        10.02        0.53 1       0.22        (0.53)        (0.00)         10.24         7.60         1,350         0.80
2001           9.47        0.55         0.56        (0.56)        (0.00)         10.02        12.00         1,183         0.76
2000           9.98        0.57        (0.44)       (0.58) 6      (0.06)          9.47         1.41         5,035         0.73

CLASS B
2004*        $10.26       $0.15 1     $ 0.16       $(0.15)       $(0.00)        $10.42         2.99%     $  1,278         1.57%
2004          11.04        0.32 1      (0.54)       (0.32)        (0.24)         10.26        (2.01)        1,220         1.55
2003          10.27        0.39 1       0.91        (0.43)        (0.10)         11.04        12.97           902         1.54
2002 5        10.05        0.46 1       0.21        (0.45)        (0.00)         10.27         6.83           301         1.51
2001           9.50        0.48         0.56        (0.49)        (0.00)         10.05        11.18           147         1.49
2000 4         9.73        0.39        (0.19)       (0.37)        (0.06)          9.50         2.17             1         1.47

CLASS C
2004*        $10.24       $0.15 1     $ 0.17       $(0.15)       $(0.00)        $10.41         3.10%     $    350         1.57%
2004          11.03        0.32 1      (0.55)       (0.32)        (0.24)         10.24        (2.11)          362         1.55
2003          10.25        0.38 1       0.93        (0.43)        (0.10)         11.03        13.09           340         1.54
2002 5        10.04        0.46 1       0.20        (0.45)        (0.00)         10.25         6.73            38         1.51
2001 4         9.73        0.32         0.31        (0.32)        (0.00)         10.04         6.54            20         1.49

CLASS R
2004*        $10.20       $0.17 1     $ 0.17       $(0.17)       $(0.00)        $10.37         3.31%     $    446         1.17%
2004 4        10.48        0.29 1      (0.04)       (0.29)        (0.24)         10.20         2.39           325         1.15

-----------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $10.00       $0.09 1     $(0.04)      $(0.10)       $(0.00)        $ 9.95         0.52%     $161,337         0.37%
2004          10.08        0.16 1      (0.07)       (0.17)        (0.00)         10.00         0.93       176,280         0.36
2003 7        10.00        0.09 1       0.08        (0.09)        (0.00)         10.08         1.67       129,599         0.26

CLASS A
2004*        $ 9.99       $0.08 1     $(0.04)      $(0.09)       $(0.00)        $ 9.94         0.39%     $  4,439         0.62%
2004          10.08        0.13 1      (0.07)       (0.15)        (0.00)          9.99         0.58         3,178         0.61
2003 7        10.02        0.06 1       0.06        (0.06)        (0.00)         10.08         1.23           109         0.52


                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES        INCOME
           INVESTMENT       TO AVERAGE      TO AVERAGE
             INCOME         NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE
------------------------------------------------------------------------
TOTAL RETURN ADVANTAGE FUND
------------------------------------------------------------------------
CLASS I
2004*         3.75%           0.77%           3.60%           109%
2004          3.92            0.75            3.77            134
2003          4.60            0.73            4.45            108
2002 5        5.42            0.72            5.25             88
2001          5.95            0.79            5.67            182
2000          6.17            0.77            5.88            121

CLASS A
2004*         3.50%           1.02%           3.35%           109%
2004          3.67            1.00            3.52            134
2003          4.35            0.98            4.20            108
2002 5        5.17            0.97            5.00             88
2001          5.70            1.04            5.42            182
2000          5.92            1.02            5.63            121

CLASS B
2004*         2.80%           1.72%           2.65%           109%
2004          2.97            1.70            2.82            134
2003          3.64            1.69            3.49            108
2002 5        4.46            1.68            4.29             88
2001          4.97            1.69            4.77            182
2000 4        5.18            1.67            4.98            121

CLASS C
2004*         2.80%           1.72%           2.65%           109%
2004          2.97            1.70            2.82            134
2003          3.64            1.69            3.49            108
2002 5        4.46            1.68            4.29             88
2001 4        4.97            1.69            4.77            182

CLASS R
2004*         3.20%           1.32%           3.05%           109%
2004 4        3.30            1.30            3.15            134

------------------------------------------------------------------------
ULTRA SHORT BOND FUND
------------------------------------------------------------------------
CLASS I
2004*         1.87%           0.57%           1.67%           108%
2004          1.54            0.56            1.34            120
2003 7        1.81            0.58            1.49            239

CLASS A
2004*         1.62%           0.82%           1.42%           108%
2004          1.29            0.81            1.09            120
2003 7        1.55            0.84            1.17            239

ARMADA TAX FREE BOND FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

            NET ASSET       NET     REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,    INVESTMENT   UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING     INCOME/   GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     (LOSS)   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $10.13       $ 0.01 1    $ 0.27       $(0.20)       $(0.00)        $10.21         2.73%     $146,196         0.62%
2004          10.61         0.39 1     (0.46)       (0.41)        (0.00)         10.13        (0.70)      162,027         0.60
2003          10.17         0.40 1      0.44        (0.40)        (0.00)         10.61         8.45       175,441         0.60
2002 4        10.01         0.42 1      0.16        (0.42)        (0.00)         10.17         5.86       167,578         0.60
2001           9.50         0.43        0.51        (0.43)        (0.00)         10.01        10.07       162,015         0.60
2000           9.96         0.42       (0.45)       (0.42)        (0.01)          9.50        (0.24)       95,634         0.54

CLASS A
2004*        $10.17       $ 0.01 1    $ 0.25       $(0.18)       $(0.00)        $10.25         2.60%     $ 10,357         0.87%
2004          10.64         0.37 1     (0.46)       (0.38)        (0.00)         10.17        (0.83)        8,295         0.85
2003          10.21         0.38 1      0.43        (0.38)        (0.00)         10.64         8.07         4,443         0.85
2002 4        10.05         0.41 1      0.15        (0.40)        (0.00)         10.21         5.65         7,385         0.80
2001           9.54         0.42        0.51        (0.42)        (0.00)         10.05         9.94         6,644         0.70
2000           9.97         0.41       (0.42)       (0.41)        (0.01)          9.54        (0.02)        4,009         0.64

CLASS B
2004*        $10.13       $(0.03) 1   $ 0.26       $(0.15)       $(0.00)        $10.21         2.25%     $    592         1.57%
2004          10.60         0.29 1     (0.45)       (0.31)        (0.00)         10.13        (1.54)          778         1.55
2003          10.16         0.30 1      0.44        (0.30)        (0.00)         10.60         7.43           828         1.56
2002 4        10.00         0.33 1      0.16        (0.33)        (0.00)         10.16         4.92           749         1.51
2001           9.50         0.35        0.50        (0.35)        (0.00)         10.00         9.09           500         1.40
2000           9.96         0.34       (0.45)       (0.34)        (0.01)          9.50        (1.05)          224         1.35

CLASS C
2004*        $10.12       $(0.02) 1   $ 0.26       $(0.15)       $(0.00)        $10.21         2.35%     $     38         1.57%
2004          10.60         0.30 1     (0.47)       (0.31)        (0.00)         10.12        (1.64)           84         1.55
2003          10.17         0.30 1      0.43        (0.30)        (0.00)         10.60         7.33            91         1.56
2002 4        10.01         0.33 1      0.15        (0.32)        (0.00)         10.17         4.86            19         1.56
2001 3         9.50         0.27        0.51        (0.27)        (0.00)         10.01         8.30            82         1.55
2000 2         9.52         0.03       (0.02)       (0.03)        (0.00)          9.50         0.09            --         1.50

                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES        INCOME
           INVESTMENT       TO AVERAGE      TO AVERAGE
             INCOME         NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE
------------------------------------------------------------------------
INTERMEDIATE TAX EXEMPT BOND FUND
------------------------------------------------------------------------
CLASS I
2004*         3.82%           0.77%           3.67%            4%
2004          3.78            0.75            3.63             9
2003          3.92            0.75            3.77            11
2002 4        4.19            0.75            4.04            19
2001          4.39            0.80            4.19            27
2000          4.37            0.81            4.10            65

CLASS A
2004*         3.57%           1.02%           3.42%            4%
2004          3.53            1.00            3.38             9
2003          3.67            1.00            3.52            11
2002 4        3.99            0.95            3.84            19
2001          4.29            0.90            4.09            27
2000          4.27            0.91            4.00            65

CLASS B
2004*         2.87%           1.72%           2.72%            4%
2004          2.83            1.70            2.68             9
2003          2.96            1.71            2.81            11
2002 4        3.28            1.66            3.13            19
2001          3.59            1.55            3.44            27
2000          3.56            1.56            3.35            65

CLASS C
2004*         2.87%           1.72%           2.72%            4%
2004          2.83            1.70            2.68             9
2003          2.96            1.71            2.81            11
2002 4        3.23            1.71            3.08            19
2001 3        3.44            1.70            3.29            27
2000 2        3.41            1.65            3.26            65

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.
1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 INTERMEDIATE TAX EXEMPT BOND CLASS C COMMENCED OPERATIONS ON FEBRUARY 24,
  2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
3 INFORMATION PRESENTED FOR INTERMEDIATE TAX EXEMPT BOND FUND CLASS C REFLECTS
  THE IMPACT OF THE LOW LEVEL OF ASSETS AT THE BEGINNING OF THE PERIOD AND THROUGHOUT THE YEAR ENDED MAY 31, 2001. BECAUSE OF THE LOW ASSET LEVELS, THE INFORMATION PRESENTED IS NOT CONSIDERED MEANINGFUL RELATIVE TO THE OTHER SHARE CLASSES OF THE FUND.
4 AS REQUIRED, EFFECTIVE JUNE 1, 2001, INTERMEDIATE TAX EXEMPT BOND FUND ADOPTED
  THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN ACCRETING MARKET DISCOUNT ON FIXED INCOME SECURITIES. THIS RESULTED IN A $0.01 INCREASE IN NET INVESTMENT INCOME PER SHARE AND A DECREASE OF $0.01 IN REALIZED AND UNREALIZED GAINS (LOSSES) PER SHARE FOR THE YEAR ENDED MAY 31, 2002. THE EFFECT OF THIS CHANGE ALSO RESULTED IN AN INCREASE IN THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.07%, FOR THE YEAR ENDED MAY 31, 2002. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
5 MICHIGAN INTERMEDIATE MUNICIPAL BOND CLASS C COMMENCED OPERATIONS ON AUGUST 6,
  2001. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
6 AS REQUIRED, EFFECTIVE JUNE 1, 2001, MICHIGAN INTERMEDIATE MUNICIPAL BOND
  FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN ACCRETING MARKET DISCOUNT ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED MAY 31, 2002 WAS $0.00 ON PER SHARE DATA. THE EFFECT OF THIS CHANGE ALSO RESULTED IN AN INCREASE IN THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.03% FOR THE YEAR ENDED MAY 31, 2002. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
7 OHIO INTERMEDIATE TAX EXEMPT BOND FUND CLASS B AND CLASS C COMMENCED
  OPERATIONS ON DECEMBER 4, 2001 AND JUNE 23, 2000, RESPECTIVELY. ALL RATIOS FOR THE RESPECTIVE PERIODS HAVE BEEN ANNUALIZED.
8 AS REQUIRED, EFFECTIVE JUNE 1, 2001, OHIO INTERMEDIATE TAX EXEMPT BOND FUND
  ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN ACCRETING MARKET DISCOUNT ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED MAY 31, 2002 WAS $0.00 ON PER SHARE DATA. THE EFFECT OF THIS CHANGE ALSO RESULTED IN A DECREASE IN THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS OF 0.02% FOR THE YEAR ENDED MAY 31, 2002. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
SEE NOTES TO FINANCIAL STATEMENTS.

            NET ASSET              REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,        NET      UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING   INVESTMENT  GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     INCOME   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $10.93       $0.24 1     $ 0.00       $(0.24)       $(0.00)        $10.93         2.19%     $111,886         0.62%
2004          11.45        0.46 1      (0.51)       (0.47)        (0.00)         10.93        (0.44)      123,614         0.60
2003          11.03        0.47 1       0.44        (0.47)        (0.02)         11.45         8.51       147,331         0.60
2002 6        10.94        0.49 1       0.10        (0.49)        (0.01)         11.03         5.54       137,902         0.59
2001          10.38        0.50         0.56        (0.50)        (0.00)         10.94        10.36       148,726         0.60
2000          10.91        0.47        (0.52)       (0.47)        (0.01)         10.38        (0.42)      156,734         0.81

CLASS A
2004*        $10.92       $0.22 1     $ 0.00       $(0.22)       $(0.00)        $10.92         2.06%     $ 15,731         0.87%
2004          11.44        0.43 1      (0.51)       (0.44)        (0.00)         10.92        (0.68)       12,920         0.85
2003          11.02        0.45 1       0.44        (0.45)        (0.02)         11.44         8.23        14,112         0.85
2002 6        10.93        0.47 1       0.10        (0.47)        (0.01)         11.02         5.33        15,638         0.79
2001          10.38        0.49         0.55        (0.49)        (0.00)         10.93        10.13        13,816         0.70
2000          10.91        0.45        (0.53)       (0.44)        (0.01)         10.38        (0.68)       14,799         1.06

CLASS B
2004*        $10.94       $0.19 1     $ 0.00       $(0.19)       $(0.00)        $10.94         1.70%     $  1,472         1.57%
2004          11.46        0.36 1      (0.51)       (0.37)        (0.00)         10.94        (1.37)        1,492         1.55
2003          11.03        0.37 1       0.45        (0.37)        (0.02)         11.46         7.57         1,985         1.56
2002 6        10.95        0.39 1       0.09        (0.39)        (0.01)         11.03         4.44         1,960         1.50
2001          10.39        0.40         0.56        (0.40)        (0.00)         10.95         9.31         1,937         1.55
2000          10.92        0.37        (0.53)       (0.36)        (0.01)         10.39        (1.41)        1,881         1.81

CLASS C
2004*        $10.94       $0.19 1     $ 0.01       $(0.19)       $(0.00)        $10.95         1.79%     $    172         1.57%
2004          11.46        0.35 1      (0.51)       (0.36)        (0.00)         10.94        (1.38)           72         1.55
2003          11.03        0.37 1       0.45        (0.37)        (0.02)         11.46         7.57           320         1.56
2002 5,6      11.05        0.32 1      (0.02)       (0.31)        (0.01)         11.03         2.81           283         1.55

-----------------------------------------------------------------------------------------------------------------------------------
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $11.20       $0.21 1     $ 0.08       $(0.21)       $(0.00)        $11.28         2.63%     $152,717         0.62%
2004          11.70        0.41 1      (0.50)       (0.41)        (0.00)         11.20        (0.75)      163,549         0.60
2003          11.20        0.44 1       0.50        (0.44)        (0.00)         11.70         8.56       167,899         0.60
2002 8        11.04        0.47 1       0.16        (0.47)        (0.00)         11.20         5.81       154,461         0.60
2001          10.49        0.48         0.55        (0.48)        (0.00)         11.04        10.00       156,655         0.56
2000          11.03        0.48        (0.53)       (0.48)        (0.01)         10.49        (0.40)      166,164         0.52

CLASS A
2004*        $11.17       $0.20 1     $ 0.07       $(0.20)       $(0.00)        $11.24         2.42%     $ 10,645         0.87%
2004          11.66        0.38 1      (0.49)       (0.38)        (0.00)         11.17        (0.92)        9,618         0.85
2003          11.17        0.41 1       0.49        (0.41)        (0.00)         11.66         8.21        14,859         0.85
2002 8        11.00        0.44 1       0.18        (0.45)        (0.00)         11.17         5.70        11,639         0.80
2001          10.46        0.47         0.54        (0.47)        (0.00)         11.00         9.81         8,460         0.66
2000          11.00        0.47        (0.53)       (0.47)        (0.01)         10.46        (0.51)        5,173         0.62

CLASS B
2004*        $11.14       $0.16 1     $ 0.08       $(0.16)       $(0.00)        $11.22         2.16%     $    997         1.57%
2004          11.63        0.30 1      (0.49)       (0.30)        (0.00)         11.14        (1.62)          881         1.55
2003          11.14        0.33 1       0.49        (0.33)        (0.00)         11.63         7.47           706         1.56
2002 7,8      11.10        0.18 1       0.04        (0.18)        (0.00)         11.14         1.99           161         1.51

CLASS C
2004*        $11.15       $0.16 1     $ 0.08       $(0.16)       $(0.00)        $11.23         2.15%     $    990         1.57%
2004          11.64        0.30 1      (0.49)       (0.30)        (0.00)         11.15        (1.62)        1,074         1.55
2003          11.15        0.33 1       0.49        (0.33)        (0.00)         11.64         7.46         1,091         1.56
2002 8        11.00        0.36 1       0.15        (0.36)        (0.00)         11.15         4.72         1,025         1.56
2001 7        10.61        0.36         0.38        (0.35)        (0.00)         11.00         7.08           281         1.51

                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES        INCOME
           INVESTMENT       TO AVERAGE      TO AVERAGE
             INCOME         NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE
------------------------------------------------------------------------
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
------------------------------------------------------------------------
CLASS I
2004*         4.31%           0.77%           4.16%            3%
2004          4.11            0.75            3.96             5
2003          4.24            0.75            4.09             7
2002 6        4.47            0.74            4.32             6
2001          4.62            0.80            4.42            16
2000          4.46            0.91            4.36            10

CLASS A
2004*         4.06%           1.02%           3.91%            3%
2004          3.86            1.00            3.71             5
2003          3.99            1.00            3.84             7
2002 6        4.27            0.94            4.12             6
2001          4.52            0.90            4.32            16
2000          4.21            1.16            4.11            10

CLASS B
2004*         3.36%           1.72%           3.21%            3%
2004          3.16            1.70            3.01             5
2003          3.28            1.71            3.13             7
2002 6        3.56            1.65            3.41             6
2001          3.67            1.70            3.52            16
2000          3.46            1.91            3.36            10

CLASS C
2004*         3.36%           1.72%           3.21%            3%
2004          3.16            1.70            3.01             5
2003          3.28            1.71            3.13             7
2002 5,6      3.51            1.70            3.36             6

------------------------------------------------------------------------
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
------------------------------------------------------------------------
CLASS I
2004*         3.77%           0.77%           3.62%            3%
2004          3.61            0.75            3.46            13
2003          3.85            0.75            3.70             6
2002 8        4.20            0.75            4.05            19
2001          4.44            0.76            4.24            20
2000          4.52            0.80            4.24            31

CLASS A
2004*         3.52%           1.02%           3.37%            3%
2004          3.36            1.00            3.21            13
2003          3.60            1.00            3.45             6
2002 8        4.00            0.95            3.85            19
2001          4.34            0.86            4.14            20
2000          4.42            0.90            4.14            31

CLASS B
2004*         2.82%           1.72%           2.67%            3%
2004          2.66            1.70            2.51            13
2003          2.89            1.71            2.74             6
2002 7,8      3.29            1.66            3.14            19

CLASS C
2004*         2.82%           1.72%           2.67%            3%
2004          2.66            1.70            2.51            13
2003          2.89            1.71            2.74             6
2002 8        3.24            1.71            3.09            19
2001 7        3.49            1.66            3.34            20

ARMADA TAX FREE BOND FUNDS
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA AND RATIOS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED) AND FOR THE YEARS ENDED MAY 31, UNLESS OTHERWISE INDICATED

            NET ASSET               REALIZED AND   DIVIDENDS  DISTRIBUTIONS                                             RATIO OF
              VALUE,        NET      UNREALIZED    FROM NET     FROM NET      NET ASSET                 NET ASSETS      EXPENSES
            BEGINNING   INVESTMENT  GAIN (LOSS)   INVESTMENT    REALIZED     VALUE, END       TOTAL       END OF       TO AVERAGE
            OF PERIOD     INCOME   ON INVESTMENTS   INCOME    CAPITAL GAINS   OF PERIOD      RETURN+    PERIOD(000)    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I
2004*        $10.46       $0.17 1     $ 0.10       $(0.17)       $(0.00)        $10.56         2.63%      $54,172         0.64%
2004          10.96        0.36 1      (0.49)       (0.37)        (0.00)         10.46        (1.18)       54,675         0.63
2003          10.47        0.41 1       0.49        (0.41)        (0.00)         10.96         8.76        55,503         0.65
2002 4        10.36        0.46 1       0.11        (0.46)        (0.00)         10.47         5.57        51,319         0.64
2001           9.89        0.47 1       0.47        (0.47)        (0.00)         10.36         9.64        45,441         0.63
2000          10.39        0.45        (0.46)       (0.47)        (0.02)          9.89        (0.06)       45,021         0.53

CLASS A
2004*        $10.48       $0.16 1     $ 0.10       $(0.16)       $(0.00)        $10.58         2.50%      $ 1,322         0.89%
2004          10.98        0.34 1      (0.49)       (0.35)        (0.00)         10.48        (1.42)        1,299         0.88
2003          10.49        0.38 1       0.49        (0.38)        (0.00)         10.98         8.48         1,118         0.90
2002 4        10.38        0.44 1       0.11        (0.44)        (0.00)         10.49         5.36         1,015         0.84
2001           9.91        0.46 1       0.47        (0.46)        (0.00)         10.38         9.52           399         0.73
2000          10.40        0.44        (0.45)       (0.46)        (0.02)          9.91        (0.05)          216         0.63

CLASS C
2004*        $10.48       $0.12 1     $ 0.10       $(0.12)       $(0.00)        $10.58         2.14%      $   902         1.59%
2004          10.97        0.26 1      (0.48)       (0.27)        (0.00)         10.48        (2.01)          887         1.58
2003          10.48        0.31 1       0.49        (0.31)        (0.00)         10.97         7.73           907         1.61
2002 4        10.38        0.35 1       0.11        (0.36)        (0.00)         10.48         4.46           463         1.60
2001 3         9.91        0.04 1       0.47        (0.04)        (0.00)         10.38         5.18             4         1.24
2000 2         9.95        0.13        (0.14)       (0.03)        (0.00)          9.91        (0.06)           --         1.53

                                           RATIO OF NET
                              RATIO         INVESTMENT
          RATIO OF NET     OF EXPENSES        INCOME
           INVESTMENT       TO AVERAGE      TO AVERAGE
             INCOME         NET ASSETS      NET ASSETS      PORTFOLIO
           TO AVERAGE      (BEFORE FEE     (BEFORE FEE      TURNOVER
           NET ASSETS        WAIVERS)        WAIVERS)         RATE
------------------------------------------------------------------------
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
------------------------------------------------------------------------
CLASS I
2004*         3.27%           0.79%           3.12%             2%
2004          3.38            0.78            3.23             14
2003          3.84            0.80            3.69             12
2002 4        4.40            0.79            4.25             13
2001          4.57            0.86            4.34             25
2000          4.55            0.84            4.24             38

CLASS A
2004*         3.02%           1.04%           2.87%             2%
2004          3.13            1.03            2.98             14
2003          3.59            1.05            3.44             12
2002 4        4.20            0.99            4.05             13
2001          4.47            0.96            4.24             25
2000          4.45            0.94            4.14             38

CLASS C
2004*         2.32%           1.74%           2.17%             2%
2004          2.43            1.73            2.28             14
2003          2.88            1.76            2.73             12
2002 4        3.44            1.75            3.29             13
2001 3        3.72            1.42            3.54             25
2000 2        3.55            1.68            3.40             38

* FOR THE SIX MONTHS ENDED NOVEMBER 30, 2004. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL
  RETURN EXCLUDES SALES CHARGE.
1 PER SHARE DATA CALCULATED USING AVERAGE SHARES OUTSTANDING METHOD.
2 PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND CLASS C COMMENCED OPERATIONS ON
  FEBRUARY 24, 2000. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
3 INFORMATION PRESENTED FOR PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND CLASS
  C REFLECTS THE IMPACT OF THE LOW LEVEL OF ASSETS AT THE BEGINNING OF THE PERIOD AND THROUGHOUT THE YEAR ENDED MAY 31, 2001. BECAUSE OF THE LOW ASSET LEVELS, THE INFORMATION PRESENTED IS NOT CONSIDERED MEANINGFUL RELATIVE TO THE OTHER SHARE CLASSES OF THE FUND.
4 AS REQUIRED, EFFECTIVE JUNE 1, 2001, PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND
  FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN ACCRETING MARKET DISCOUNT ON FIXED INCOME SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED MAY 31, 2002 WAS $0.00 ON PER SHARE DATA AND 0.00% ON THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS. PER SHARE DATA AND RATIOS FOR PERIODS PRIOR TO JUNE 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                             ARMADA EQUITY FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 73.4%
AUSTRALIA -- 1.4%
  Aristocrat Leisure (Consumer Discretionary)           54,350       $    371
  Australian Gas Light (Energy)                         22,850            230
  Bluescope Steel (Materials)                           47,850            313
  Brambles Industries (Industrials)#                   114,350            626
  Coles Myer (Consumer Discretionary)                   56,350            436
  Computershare (Industrials)                          308,300          1,280
  CSL (Health Care)                                      8,900            184
  Macquarie Infrastructure Group (Financials)           46,000            141
  Qbe Insurance Group (Financials)                      24,600            266
  SouthCorp (Consumer Staples)                         110,650            313
                                                                     --------
                                                                        4,160
--------------------------------------------------------------------------------
AUSTRIA -- 1.8%
  Bank Austria Creditanstalt (Financials)*              14,400          1,225
  Erste Bank der Oesterreichischen
   Sparkassen (Financials)*                             47,500          2,417
  Mayr-Melnof Karton (Materials)*                        2,850            455
  Wienerberger (Industrials)*                           28,450          1,263
                                                                     --------
                                                                        5,360
--------------------------------------------------------------------------------
BELGIUM -- 4.2%
  Colruyt NV (Consumer Staples)                          8,625          1,369
  Dexia (Financials)#                                  118,600          2,527
  Electrabel (Energy)*                                   7,450          3,003
  Fortis (Financials)*                                  66,500          1,760
  Kbc Bankverzekeringsholding (Financials)*             20,750          1,546
  Mobistar (Telecommunications)*                         5,500            460
  UCB (Health Care)                                     14,650            757
  Umicore (Materials)*                                  13,700          1,238
                                                                     --------
                                                                       12,660
--------------------------------------------------------------------------------
BERMUDA -- 0.2%
  Frontline Limited, ADR (Industrials)#                  7,600            456
  Ship Finance International (Financials)                1,013             26
                                                                     --------
                                                                          482
--------------------------------------------------------------------------------
DENMARK -- 1.3%
  A.P. Moller-Maersk (Industrials)*                         73            597
  Danske Bank (Financials)*                             26,100            780
  GN Store Nord (Telecommunications)*                   61,950            640
  H. Lundbeck (Health Care)*#                           10,800            203
  Jyske Bank (Financials)*                              10,600            380
  Novo-Nordisk, Cl B (Health Care)*                     11,500            611
  TDC A/S (Telecommunications)*                         11,400            467
  William Demant (Health Care)*                          7,600            337
                                                                     --------
                                                                        4,015
--------------------------------------------------------------------------------
FINLAND -- 1.0%
  Nokia Oyj, ADR (Information Technology)*#            191,600          3,098
--------------------------------------------------------------------------------
FRANCE -- 4.5%
  Assuarances Generales de France (Financials)*          3,800            261
  Autoroutes Du Sud de la France (Financials)*           2,800            138
  AXA, ADR (Financials)*                                85,000          1,993
  BNP Paribas (Consumer Discretionary)                  27,600          1,919
  Bouygues (Financials)                                  7,400            318


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  Dassault Systemes (Information Technology)            16,000       $    829
  Essilor International (Consumer Staples)*              5,600            383
  European Aeronautic Defense and Space
   (Industrials)*                                       14,400            435
  Group Danone (Consumer Staples)                       10,200            909
  Lafarge (Industrials)                                  3,600            338
  Neopost (Industrials)                                  1,500            108
  Peugeot (Consumer Discretionary)                       8,800            538
  Sanofi-Aventis, ADR (Health Care)#                    56,800          2,145
  TotalFinaElf, ADR (Energy)#                           29,000          3,178
                                                                     --------
                                                                       13,492
--------------------------------------------------------------------------------
HONG KONG -- 3.9%
  Cheung Kong Holdings (Financials)                    178,800          1,725
  China Moble (Telecommunications)                      62,000          1,012
  CLP Holdings (Utilities)                             258,075          1,484
  CNOOC (Energy)#                                        7,200            408
  Dah Sing Banking Group (Financials)                  839,655          1,749
  Espirit Holdings (Consumer Discretionary)            104,500            575
  Hutchison Whampoa (Industrials)                      179,400          1,603
  New World Development (Financials)                   267,800            301
  Sung Hung Kai Properties (Financials)                155,915          1,549
  Swire Pacific, Cl A (Financials)                     116,045            933
  Techtronic Industries (Information
   Technology)                                         129,560            260
                                                                     --------
                                                                       11,599
--------------------------------------------------------------------------------
IRELAND -- 1.3%
  Bank of Ireland (Financials)                         109,533          1,671
  CRH (Materials)                                       29,650            749
  Elan, ADR (Health Care)*#                             22,075            583
  Irish Life & Permanent (Financials)                   59,500          1,028
                                                                     --------
                                                                        4,031
--------------------------------------------------------------------------------
ITALY -- 1.5%
  Banca Intesa (Financials)*                           117,000            518
  Bulgari (Consumer Staples)*                           82,200            940
  Enel (Energy)#                                        66,090            589
  Eni, ADR (Materials)#                                  7,600            937
  Pirelli (Consumer Discretionary)*                     68,600             87
  RCS Media Group (Telecommunications)*                 46,000            242
  Telecom Italia Mobile (Telecommunications)*           79,800            529
  Telecom Italia, ADR (Telecommunications)*             21,000            807
                                                                     --------
                                                                        4,649
--------------------------------------------------------------------------------
JAPAN -- 15.1%
  Asahi Glass (Industrials)                             23,600            259
  Benesse (Industrials)                                 12,700            406
  Bridgestone (Consumer Discretionary)                  44,250            803
  Brother Industries (Industrials)                      12,400            100
  Canon (Consumer Discretionary)                        32,500          1,631
  Central Japan Railway (Industrials)                      200          1,636
  Citzen Watch (Consumer Discretionary)                 24,400            222
  Dai Nippon Printing (Industrials)                     82,000          1,227
  Daiei Finance (Financials)                           106,000          1,245
  Daikin Kogyo (Industrials)                             7,000            185
  Daiwa Securities (Financials)                         79,600            545
  Denso (Consumer Discretionary)                        37,650            903

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA INTERNATIONAL EQUITY FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
FOREIGN STOCKS -- CONTINUED
JAPAN -- CONTINUED
  Dentsu (Industrials)                                     300       $    823
  Fanuc (Information Technology)                         5,000            313
  Furukawa Electric (Industrials)                      295,000          1,466
  Hirose Electric (Industrials)                          2,800            297
  Honda Motor (Consumer Discretionary)                  68,750          1,647
  Hoya (Health Care)                                     9,430            983
  Jafco (Industrials)*                                   2,600            157
  Japan Tobacco (Consumer Discretionary)                   250          2,371
  JFE Holdings (Financials)*                            46,950          1,352
  KDDI (Industrials)                                       100            494
  Keyence (Information Technology)                       3,100            703
  Komatsu (Industrials)                                 30,200            206
  Kyocera (Consumer Discretionary)#                     15,350          1,079
  Leopalace21 (Financials)                               8,100            134
  Millea Holdings (Financials)                             100          1,411
  Mitsubishi (Consumer Discretionary)                  136,000          1,724
  Mitsubishi Chemical (Materials)                      250,000            747
  Mitsubishi Tokyo Financial Group
   (Financials)*                                       138,900          1,317
  Mitsui Osk Lines (Industrials)                        10,800             67
  Nidec (Industrials)                                    4,400            518
  Nippon Telegraph & Telephone
   (Telecommunications)                                 38,950            872
  Nippon Yusen Kabushiki (Industrials)                  11,200             60
  Nissan Chemicals Industries (Materials)               24,000            188
  Nomura Holdings (Financials)                         124,200          1,748
  Obayashi Corp. (Industrials)                         255,000          1,588
  Osaka Gas (Utilities)                                111,265            340
  Shimano (Industrials)                                 39,000          1,028
  Shin-Etsu Chemical (Materials)                        54,900          2,131
  Shinko Electric Industries (Information
   Technology)                                           1,600             43
  Shinsei Bank (Financials)#                            21,000            141
  Softbank (Information Technology)*#                   15,600            771
  Suzuki Motor (Consumer Discretionary)                 14,400            260
  Takeda Chemical Industries (Materials)                23,900          1,176
  Terumo (Industrials)                                   9,700            249
  Tokyo Electron (Information Technology)                7,200            397
  Toyota Motor (Consumer Discretionary)                 63,500          4,744
  Trend Micro (Information Technology)*                 23,000          1,208
  UniCharm (Consumer Discretionary)                     34,800          1,615
  USS (Industrials)                                        850             76
  Yamada Denki (Industrials)#                            2,800            120
                                                                     --------
                                                                       45,726
--------------------------------------------------------------------------------
NETHERLANDS -- 7.4%
  ABN AMRO Holdings (Financials)                        89,300          2,193
  Aegon (Financials)#                                   86,600          1,073
  ASM Lithography Holding (Information
   Technology)*                                         38,050            580
  DSM (Materials)                                       33,450          2,012
  ING Groep, ADR (Financials)                           47,100          1,292
  Koninklijke KPN (Telecommunications)                 139,450          1,210
  Koninklijke Philips Electronics (Consumer
   Discretionary)*                                      70,280          1,809
  Reed Elsevier (Industrials)                          165,620          2,219


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  Royal Dutch Petroleum (Energy)                       126,450       $  7,241
  TPG (Industrials)                                     34,650            908
  Unilever (Consumer Discretionary)                     30,450          1,919
                                                                     --------
                                                                       22,456
--------------------------------------------------------------------------------
NORWAY -- 2.1%
  DNB (Financials)*                                    176,400          1,664
  Norsk Hydro (Energy)*                                 26,933          2,207
  Telenor (Telecommunications)*#                       267,400          2,359
                                                                     --------
                                                                        6,230
--------------------------------------------------------------------------------
PORTUGAL -- 0.3%
  Brisa Auto Estradas de Portugal (Industrials)*       106,000            930
--------------------------------------------------------------------------------
SPAIN -- 1.1%
  Acerinox (Materials)                                  12,250            179
  Gamesa (Energy)                                       39,800            525
  Inditex (Consumer Discretionary)                       4,500            132
  Metrovacesa (Financials)                               1,600             76
  Repsol YPF, ADR (Energy)                              18,210            443
  Telefonica, ADR (Telecommunications)                  38,300          2,013
                                                                     --------
                                                                        3,368
--------------------------------------------------------------------------------
SWEDEN -- 4.8%
  Atlas Copco, Cl A (Industrials)*                      14,350            631
  Foreningssparbanken (Financials)*                     39,200            964
  Hennes & Mauritz (Consumer Discretionary)*            74,150          2,380
  Investor (Financials)*                                 5,850             72
  Nordea (Financials)*                                 233,250          2,288
  Sandvik (Industrials)*                                26,900          1,087
  Scania (Industrials)*                                 11,900            469
  SKF (Materials)*                                      11,550            491
  Svenska Cellulosa (Consumer Discretionary)*           30,600          1,273
  Telefonaktie Bolaget LM Ericsson, ADR
   (Telecommunications)*#                               67,065          2,230
  Telia (Telecommunications)*                          242,900          1,480
  Volvo, ADR (Consumer Discretionary)                   28,350          1,154
                                                                     --------
                                                                       14,519
--------------------------------------------------------------------------------
SWITZERLAND -- 3.8%
  Geberit (Materials)*                                      50             35
  Givaudan (Consumer Staples)*                             550            364
  Logitech International (Industrials)*#                22,700          1,342
  Nestle (Consumer Staples)*                             6,780          1,743
  Nobel Biocare Holding (Health Care)*                     900            162
  Novartis, ADR (Health Care)*                          44,500          2,138
  Roche Holdings (Health Care)*                         13,210          1,393
  Serono (Health Care)*#                                12,100            195
  STMicroelectronics (Information Technology)*          29,200            584
  Syngenta, ADR (Energy)                                13,300            283
  UBS (Financials)*                                     32,923          2,665
  Zurich Financial Services (Financials)                 3,465            534
                                                                     --------
                                                                       11,438
--------------------------------------------------------------------------------
UNITED KINGDOM -- 17.7%
  3I Group (Financials)                                 35,400            442
  AstraZeneca, ADR (Health Care)#                       44,900          1,769
  Aviva (Financials)                                   117,245          1,299

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  BAA (Industrials)                                     37,970       $    422
  BAE Systems, ADR (Industrials)#                       38,970            731
  Barclays (Financials)#                                48,550          2,021
  BHP Billiton (Materials)#                            117,400          2,789
  BP (Energy)                                           78,400          4,810
  British Land (Financials)                             22,950            359
  Burberry Group (Consumer Discretionary)              156,400          1,192
  Cable & Wireless (Telecommunications)                121,150            263
  Capita Group (Industrials)                            85,000            580
  Centrica (Utilities)                                 226,530          1,073
  Cobham (Industrials)                                   5,500            151
  GlaxoSmithKline, ADR (Health Care)                    80,715          3,434
  GUS (Industrials)#                                    38,800            648
  HBOS (Financials)                                    118,600          1,661
  HSBC Holdings, ADR (Financials)#                      45,900          3,919
  Inchcape (Consumer Discretionary)                      3,800            119
  International Power (Industrials)*                   378,150          1,095
  Kelda Group (Energy)                                  23,350            240
  Kesa Electricals (Consumer Discretionary)             12,350             64
  Land Securities Group (Financials)                    21,850            537
  Lloyds TSB Group, ADR (Financials)#                   34,050          1,107
  Man Group (Financials)                                17,500            498
  MMO2 (Telecommunications)*                           268,000            585
  Northern Rock (Financials)                            10,850            150
  Pennon Group (Energy)                                  7,600            129
  Royal Bank of Scotland Group (Financials)             91,476          2,812
  SABMiller (Consumer Staples)                         207,250          3,488
  Scottish Southern Electric (Industrials)              36,450            573
  Shell Transport & Trading (Industrials)#              34,150          1,729
  Slough Estates (Financials)                           19,200            177
  Tesco (Consumer Discretionary)                       616,450          3,553
  United Utilities (Utilities)                         140,650          1,514
  Vodafone Group, ADR (Telecommunications)#            199,485          5,440
  William Hill (Information Technology)                 87,845            873
  Xstrata (Materials)                                   28,400            504
  Yell Group (Industrials)                              92,700            767
                                                                     --------
                                                                       53,517
--------------------------------------------------------------------------------

Total Foreign Common Stocks (Cost $192,859)                           221,730
--------------------------------------------------------------------------------
U.S. COMMON STOCKS -- 0.6%
  Carnival                                              35,450          1,879
--------------------------------------------------------------------------------

Total U.S. Common Stocks (Cost $1,691)                                  1,879
--------------------------------------------------------------------------------
FOREIGN RIGHTS -- 0.0%
BELGIUM -- 0.0%
  Colruyt NV Rights*                                    12,025             20
  Umicore Rights*                                        1,089             --
                                                                     --------
                                                                           20
--------------------------------------------------------------------------------
HONG KONG -- 0.0%
  Hutchison Whampoa Rights                               1,520             --
                                                                     --------
--------------------------------------------------------------------------------

Total Foreign Rights (Cost $0)                                             20
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                NUMBER OF SHARES       VALUE
                                                   PAR (000)           (000)
--------------------------------------------------------------------------------
FOREIGN TREASURY BILLS -- 12.4%
GERMANY -- 8.5%
  German Treasury Bill
   2.053%, 01/12/05++                              EUR  16,722       $ 22,173
   2.084%, 02/16/05++                              EUR   2,700          3,573
                                                                     --------
                                                                       25,746
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.9%
  New Zealand Treasury Bill
   6.333%, 01/12/05++                              NZD   3,938          2,801
--------------------------------------------------------------------------------
SWEDEN -- 1.0%
  Sweden Treasury Bill
   2.045%, 02/16/05++                              SEK  19,900          2,945
--------------------------------------------------------------------------------
UNITED KINGDOM -- 2.0%
  United Kingdom Treasury Bill
   4.688%, 01/17/05++                              GBP   3,065          5,824
--------------------------------------------------------------------------------

Total Foreign Treasury Bills (Cost $36,002)                            37,316
--------------------------------------------------------------------------------

MUTUAL FUNDS -- 6.6%
  Hang Seng Investment Index Fund,
   Series H Shares                                     118,000            757
  India Fund*#                                         136,325          3,681
  Ishares MSCI Brazil Index#                           156,050          3,254
  Ishares MSCI Emerging Markets Index#                  38,950          7,598
  Ishares Msci Taiwan Index Fund#                      392,200          4,416
  Latin America Equity Fund*                            18,600            370
--------------------------------------------------------------------------------

Total Mutual Funds (Cost $17,950)                                      20,076
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 3.1%
  Armada Advantage Institutional Money
   Market Fund Class I+                               9,362,549         9,363
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $9,363)                        9,363
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities--96.1% (Cost $ 257,865)**                                290,384
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 19.8% COMMERCIAL PAPER -- 3.5%
  Countrywide Home Loans
   2.100%, 12/01/04                                   $ 10,499         10,499
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 2.5%
  Lehman Brothers
   2.153%, 05/16/05                                      5,000          5,000
  Morgan Stanley
   1.143%, 02/18/05                                      2,500          2,500
                                                                     --------
                                                                        7,500
--------------------------------------------------------------------------------
MASTER NOTE -- 0.8%
  Bear Stearns
   2.213%, 12/01/04                                      2,500          2,500
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA INTERNATIONAL EQUITY FUND
NOVEMBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 13.0%
  Bank of America
   2.110%, 12/01/04                                   $ 19,311       $ 19,311
  Dresdner Securities
   2.110%, 12/01/04                                     15,000         15,000
  Lehman Brothers
   2.133%, 12/01/04                                      5,000          5,000
                                                                     --------
                                                                       39,311
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $59,810)++                               59,810
--------------------------------------------------------------------------------

Total Investments -- 115.9% (Cost $ 317,675)                          350,194
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (15.9)%
  Investment Advisory Fees Payable                                       (257)
  12b-1 Fees Payable
   Class I                                                                (27)
   Class A                                                                 (2)
   Class B                                                                 (1)
  Administration Fees Payable                                             (17)
  Custody Fees Payable                                                    (36)
  Payable For Collateral For Loaned Securities                        (59,811)
  Payable For Investment Securities Purchased                            (204)
  Other Assets& Liabilities                                            12,275
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                (48,080)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $302,114
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization--
  no par value)                                                      $397,096
Undistributed net investment income                                     4,551
Accumulated net realized loss on investments and futures             (133,171)
Net unrealized appreciation of foreign currency and translation
  of other assets and liabilities in foreign currency                     386
Net unrealized appreciation on investments and futures                 33,252
--------------------------------------------------------------------------------
Total Net Assets                                                     $302,114
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class I
  ($286,690,359 / 25,277,957 outstanding shares of beneficial
  interest)                                                            $11.34
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($11,950,651 / 1,064,830 outstanding shares of beneficial interest)  $11.22
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($11.22 / 94.50%)            $11.87
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,710,822 / 157,347 outstanding shares of beneficial interest)     $10.87
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($1,326,433 / 122,197 outstanding shares of beneficial interest)     $10.85
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class R
  ($435,931 / 39,459 outstanding shares of beneficial interest)        $11.05
--------------------------------------------------------------------------------
*  NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $257,865.
     GROSS UNREALIZED APPRECIATION (000)          $33,157
     GROSS UNREALIZED DEPRECIATION (000)             (638)
                                                  -------
     NET UNREALIZED APPRECIATION (000)            $32,519
                                                  =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $57,720.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ EFFECTIVE YIELD AT PURCHASE DATE.
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
EUR -- EURO DOLLAR
GBP -- BRITISH POUND
NZD -- NEW ZEALLAND
DOLLAR SEK -- SWEDISH KRONA
SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUTURES CONTRACTS:

                                  NOTIONAL                      UNREALIZED
                       NUMBER       COST                       APPRECIATION
                         OF        AMOUNT      EXPIRATION     (DEPRECIATION)
DESCRIPTION           CONTRACTS    (000)          DATE            (000)
-----------           ---------   --------     -----------    --------------
CAC 40 Euro Index        77        $3,834        12/17/04         $ (68)
DAX Index                70         8,449        12/17/04           483
Hang Seng Index          71         6,407        12/31/04            11
Ibex 35 Index            76         8,559        12/17/04            64
MSCI Sing Index         230         6,769        12/30/04           (37)
MSCI Taiwan Index       370         8,936        12/30/04            52
OMX 830 Index           280         3,018        12/25/04            17
S&P Milan Index           5           918        12/17/04            28
SPI 200 Index            90         6,526        12/17/04           183
                                                                  -----
                                                                  $ 733
                                                                  =====

$3,230,724 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

FOREIGN CURRENCY EXCHANGE CONTRACTS:

                   CONTRACTS TO    IN EXCHANGE     CONTRACTS     UNREALIZED
SETTLEMENT           RECEIVE           FOR         AT VALUE     APPRECIATION
MONTH      TYPE       (000)           (000)          (000)          (000)
-------------------------------------------------------------------------------
02/05      Buy     CNY  51,978      $ 6,400         $ 6,404         $  4
04/05      Buy     SGD   8,366        5,024           5,130          106
                                   ---------       ---------       ------
                                    $11,424         $11,534         $110
                                   =========       =========       ======
CNY -- CHINESE YUAN
SGD -- SINGAPORE DOLLARS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
At November 30, 2004, sector diversification of the Fund was as follows:

                                                       % OF NET        VALUE
SECTOR DIVERSIFICATION                                  ASSETS         (000)
-------------------------                              -------       --------
FOREIGN COMMON STOCKS
  Consumer Discretionary                                  11.4       $ 34,520
  Consumer Staples                                         3.2          9,509
  Energy                                                   7.7         23,286
  Financials                                              19.5         58,948
  Healthcare                                               4.9         14,894
  Industrials                                             10.6         31,950
  Information Technology                                   3.2          9,659
  Materials                                                4.6         13,944
  Telecommunications                                       6.8         20,609
  Utilities                                                1.5          4,411
  Foreign Rights                                           0.0             20
                                                       -------       --------
  TOTAL FOREIGN COMMON STOCKS                             73.4        221,750
  U.S. Common Stock                                        0.6          1,879
  Foreign Treasury Bills                                  12.4         37,316
  Mutual Funds                                             6.6         20,076
AFFILIATED MONEY MARKET FUND                               3.1          9,363
                                                       -------       --------
  TOTAL INVESTMENTS                                       96.1        290,384
SHORT TERM INVESTMENTS HELD AS
  COLLATERAL FOR LOANED SECURITIES                        19.8         59,810
OTHER ASSETS AND LIABILITIES, NET                        (15.9)       (48,080)
                                                       -------       --------
NET ASSETS                                               100.0%      $302,114
                                                       =======       ========

SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA LARGE CAP CORE EQUITY FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.5%
CONSUMER DISCRETIONARY -- 11.6%
  eBay*                                                 56,620       $  6,367
  International Game Technology                        117,260          4,145
  Johnson Controls#                                     66,440          4,079
  Lowe's                                                83,770          4,635
  Starbucks*#                                           84,160          4,735
  Starwood Hotels & Resorts Worldwide*                  55,000          2,876
                                                                     --------
                                                                       26,837
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 9.5%
  Colgate-Palmolive                                     82,000          3,771
  Constellation Brands, Cl A*                           44,922          2,008
  Dean Foods*                                          145,639          4,612
  PepsiCo                                              144,210          7,198
  Wal-Mart Stores                                       84,860          4,418
                                                                     --------
                                                                       22,007
--------------------------------------------------------------------------------
ENERGY -- 7.6%
  Devon Energy                                         136,820          5,667
  Exxon Mobil                                          116,020          5,946
  Weatherford International*                           109,630          5,852
                                                                     --------
                                                                       17,465
--------------------------------------------------------------------------------
FINANCIALS -- 20.2%
  Allstate#                                             85,140          4,300
  American Express                                      87,690          4,885
  American International Group                          74,910          4,746
  Bank of America                                      137,960          6,383
  Citigroup                                            149,700          6,699
  Goldman Sachs                                         47,730          5,000
  JP Morgan Chase                                      108,980          4,103
  Merrill Lynch#                                        85,020          4,737
  PMI Group*                                            65,330          2,690
  Washington Mutual                                     76,230          3,103
                                                                     --------
                                                                       46,646
--------------------------------------------------------------------------------
HEALTHCARE -- 12.2%
  Alcon*                                                32,969          2,457
  Amgen*                                               100,850          6,055
  Biogen Idec*#                                         47,700          2,799
  GlaxoSmithKline ADR                                   89,010          3,786
  Johnson & Johnson                                     70,640          4,261
  Pfizer                                               167,580          4,654
  Zimmer Holdings*                                      51,000          4,162
                                                                     --------
                                                                       28,174
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
INDUSTRIALS -- 11.7%
  3M                                                    63,050       $  5,018
  General Electric                                     224,930          7,954
  Illinois Tool Works                                   48,360          4,557
  L-3 Communications Holdings                           59,500          4,428
  United Technologies                                   52,710          5,143
                                                                     --------
                                                                       27,100
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 16.0%
  Affiliated Computer Services, Cl A*#                  77,840          4,607
  Agilent Technologies*                                150,000          3,433
  Cisco Systems*                                       163,140          3,052
  Dell*                                                158,000          6,402
  Electronic Arts*#                                     79,910          3,908
  Microsoft                                            248,620          6,666
  Texas Instruments                                    165,000          3,990
  Yahoo!*                                              128,000          4,815
                                                                     --------
                                                                       36,873
--------------------------------------------------------------------------------
MATERIALS -- 3.2%
  Ecolab#                                               87,160          3,049
  Freeport-McMoran Copper & Gold, Cl B#                107,970          4,225
                                                                     --------
                                                                        7,274
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.3%
  Nextel Communications, Cl A*#                         89,930          2,559
  NII Holdings*#                                       118,970          5,147
                                                                     --------
                                                                        7,706
--------------------------------------------------------------------------------
UTILITIES -- 3.2%
  AES*                                                 400,050          4,897
  Equitable Resources#                                  40,210          2,392
                                                                     --------
                                                                        7,289
--------------------------------------------------------------------------------

Total Common Stocks (Cost $202,069)                                   227,371
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.5%
  Armada Money Market Fund, Class I+                 3,540,927          3,541
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $3,541)                        3,541
--------------------------------------------------------------------------------

Total Investments Before Collateral
  For Loaned Securities -- 100.0% (Cost $ 205,610)**                  230,912
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 15.5% COMMERCIAL PAPER -- 2.2%
  Countrywide Home Loans
   2.080%, 12/01/04                                    $ 5,000       $  5,000
--------------------------------------------------------------------------------
MASTER NOTE -- 2.2%
  Bear Stearns
   2.213%, 12/01/04                                      5,000          5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 11.1%
  Bank of America
   2.110%, 12/01/04                                     20,819         20,819
  Lehman Brothers
   2.133%, 12/01/04                                      5,000          5,000
                                                                     --------
                                                                       25,819
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $35,819)++                               35,819
--------------------------------------------------------------------------------

Total Investments -- 115.5% (Cost $241,429)                           266,731
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES-- (15.5)%
  Investment Advisory Fees Payable                                       (147)
  12b-1 Fees Payable
   Class I                                                                (41)
   Class A                                                                 (2)
   Class B                                                                 (1)
  Administration Fees Payable                                             (13)
  Custody Fees Payable                                                     (4)
  Payable For Collateral For Loaned Securities                        (35,819)
  Other Assets & Liabilities                                              284
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                (35,743)
--------------------------------------------------------------------------------

TOTAL NET ASSETS-- 100.0%                                            $230,988
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization--
  no par value)                                                      $204,175
Undistributed net investment income                                       843
Undistributed net realized gain on investments and futures                680
Net unrealized appreciation on investments and futures                 25,290
--------------------------------------------------------------------------------
Total Net Assets                                                     $230,988
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($217,673,869 / 18,948,319 outstanding shares of
  beneficial interest)                                                 $11.49
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($8,306,041 / 730,162 outstanding shares of beneficial interest)     $11.38
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($11.38 / 94.50%)          $12.04
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($3,646,841 / 331,106 outstanding shares of beneficial interest)     $11.01
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($665,911 / 60,489 outstanding shares of beneficial interest)        $11.01
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class R
  ($695,200 / 61,477 outstanding shares of beneficial interest)        $11.31

* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $205,610.
     GROSS UNREALIZED APPRECIATION (000)                 $28,532
     GROSS UNREALIZED DEPRECIATION (000)                  (3,230)
                                                         -------
     NET UNREALIZED APPRECIATION (000)                   $25,302
                                                         =======

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $34,781.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS


FUTURES CONTRACTS:
                                   NOTIONAL
                      NUMBER         COST                        UNREALIZED
                        OF          AMOUNT      EXPIRATION      DEPRECIATION
DESCRIPTION          CONTRACTS       (000)         DATE             (000)
--------------       ---------     --------     ----------      ------------
S&P 500
  Composite Index        8          $2,360       12/17/04           $(12)

$128,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA LARGE CAP GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.7%
CONSUMER DISCRETIONARY -- 22.6%
  eBay*                                                202,330       $ 22,752
  Electronic Arts*#                                    256,220         12,529
  Getty Images*                                        185,000         10,776
  Gillette                                             278,000         12,090
  International Game Technology                        330,200         11,673
  Lowe's#                                              263,390         14,573
  Starbucks*#                                          270,960         15,244
  Starwood Hotels & Resorts Worldwide*                 195,000         10,197
  Wal-Mart Stores                                      210,701         10,969
  Wynn Resorts*#                                       217,900         12,658
  Yahoo!*#                                             529,000         19,901
                                                                     --------
                                                                      153,362
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 7.7%
  Colgate-Palmolive#                                   291,000         13,383
  Constellation Brands, Cl A*                          134,765          6,024
  Dean Foods*                                          382,660         12,119
  PepsiCo#                                             410,305         20,478
                                                                     --------
                                                                       52,004
--------------------------------------------------------------------------------
ENERGY -- 1.6%
  Weatherford International*                           205,000         10,943
--------------------------------------------------------------------------------
FINANCE -- 11.2%
  American International Group                         203,620         12,899
  Automatic Data Processing                            168,340          7,664
  Citigroup                                            409,093         18,307
  First Data                                           248,500         10,211
  Goldman Sachs                                        129,390         13,555
  MBNA                                                 499,800         13,275
                                                                     --------
                                                                       75,911
--------------------------------------------------------------------------------
HEALTHCARE -- 22.7%
  Abbott Laboratories                                  295,000         12,378
  Alcon*                                               120,346          8,968
  Amgen*                                               379,110         22,762
  Biogen Idec*#                                        180,270         10,578
  Biomet                                               289,000         13,835
  Eli Lilly                                            111,030          5,921
  Genentech*#                                          190,000          9,168
  GlaxoSmithKline ADR                                  385,360         16,393
  Johnson & Johnson                                    269,516         16,257
  Medtronic                                            206,891          9,941
  Pfizer                                               734,276         20,391
  Teva Pharmaceutical Industries ADR                   256,960          7,010
                                                                     --------
                                                                      153,602
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
INDUSTRIALS -- 7.2%
  3M                                                   184,520       $ 14,686
  Agilent Technologies*                                569,000         13,024
  General Electric                                     591,391         20,912
                                                                     --------
                                                                       48,622
--------------------------------------------------------------------------------
MATERIALS AND PROCESSING -- 1.7%
  Ecolab#                                              325,550         11,388
--------------------------------------------------------------------------------
TECHNOLOGY -- 22.8%
  Adobe Systems                                        192,080         11,632
  Affiliated Computer Services, Cl A*#                 237,700         14,067
  Amdocs*                                              383,010          9,901
  Cisco Systems*#                                      391,120          7,318
  Dell*#                                               556,040         22,531
  Intel#                                               414,950          9,274
  International Business Machines                      169,490         15,973
  Linear Technology#                                   297,000         11,333
  Microsoft#                                           978,126         26,224
  SAP ADR*#                                            300,930         13,391
  Texas Instruments                                    524,000         12,670
                                                                     --------
                                                                      154,314
--------------------------------------------------------------------------------
UTILITIES -- 1.2%
  NII Holdings*#                                       194,260          8,404
--------------------------------------------------------------------------------

Total Common Stocks (Cost $573,272)                                   668,550
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.2%
  Armada Money Market Fund, Class I+                 8,529,521          8,530
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $8,530)                        8,530
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.9% (Cost $ 581,802)**                              677,080
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 17.5% COMMERCIAL PAPER -- 1.5%
  Countrywide Home Loans
   2.100%, 12/01/04                                    $ 9,999       $  9,999
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 3.0%
  First Tennessee Bank
   1.186%, 11/09/04                                      9,998          9,998
  Lehman Brothers
   2.153%, 05/16/05                                      5,000          5,000
  Morgan Stanley
   2.143%, 08/19/05                                      5,000          5,000
                                                                     --------
                                                                       19,998
--------------------------------------------------------------------------------
MASTER NOTE -- 0.7%
  Bear Stearns
   2.213%, 12/01/04                                      5,000          5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 12.3%
  Bank of America
   2.110%, 12/01/04                                     28,594         28,594
  Bear Stearns
   2.183%, 12/01/04                                     25,000         25,000
  Dresdner Securities
   2.183%, 12/01/04                                     25,000         25,000
  Lehman Brothers
   2.133%, 12/01/04                                      5,000          5,000
                                                                     --------
                                                                       83,594
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $118,591)++                             118,591
--------------------------------------------------------------------------------

Total Investments -- 117.4% (Cost $700,393)                           795,671
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES-- (17.4)%
  Investment Advisory Fees Payable                                       (440)
  12b-1 Fees Payable
   Class I                                                                (53)
   Class A                                                                (21)
   Class B                                                                 (3)
  Administration Fees Payable                                             (40)
  Custody Fees Payable                                                     (7)
  Payable For Collateral For Loaned Securities                       (118,591)
  Other Assets & Liabilities                                            1,096
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (118,059)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $677,612
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization--
  no par value)                                                      $626,895
Undistributed net investment income                                     2,450
Accumulated net realized loss on investments and futures              (46,965)
Net unrealized appreciation on investments and futures                 95,232
--------------------------------------------------------------------------------
Total Net Assets                                                     $677,612
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($528,212,776 / 28,310,887 outstanding shares of
  beneficial interest)                                                 $18.66
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($138,364,482 / 7,517,797 outstanding shares of beneficial
  interest)                                                            $18.40
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($18.40 / 94.50%)          $19.47
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($9,326,298 / 529,168 outstanding shares of beneficial interest)     $17.62
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($1,180,700 / 66,911 outstanding shares of beneficial interest)      $17.65
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class R
  ($527,362 / 28,753 outstanding shares of beneficial interest)        $18.34
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $581,802.
     GROSS UNREALIZED APPRECIATION (000)               $100,219
     GROSS UNREALIZED DEPRECIATION (000)                 (4,941)
                                                       --------
     NET UNREALIZED APPRECIATION (000)                 $ 95,278
                                                       ========

# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN
  IS (000) $115,046.
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS


FUTURES CONTRACTS:

                                     NOTIONAL
                        NUMBER         COST                         UNREALIZED
                          OF          AMOUNT        EXPIRATION     DEPRECIATION
DESCRIPTION            CONTRACTS       (000)           DATE           (000)
--------------         ---------     --------       ----------     ------------
S&P 500
  Composite Index         19          $5,623         12/17/04         $(46)

$42,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA LARGE CAP VALUE FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.5%
AUTOS AND TRANSPORTATION -- 3.4%
  Burlington Northern Santa Fe                         184,978       $  8,331
  Union Pacific                                        198,770         12,610
                                                                     --------
                                                                       20,941
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.2%
  Clear Channel Communications                         248,150          8,358
  Gannett                                              107,600          8,876
  Office Depot*                                        525,330          8,615
  Time Warner*                                         984,050         17,427
  Walt Disney                                          275,100          7,395
                                                                     --------
                                                                       50,671
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 5.1%
  Albertson's#                                         187,570          4,746
  General Mills                                        161,670          7,354
  Kraft Foods#                                         250,950          8,583
  Kroger#                                              316,460          5,120
  Unilever ADR                                          88,020          5,545
                                                                     --------
                                                                       31,348
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 29.9%
  American International Group                         269,730         17,087
  Bank of America                                      363,520         16,820
  Chubb#                                               166,560         12,693
  Citigroup                                            484,530         21,683
  Everest Re Group                                     110,200          9,287
  Genworth                                             283,180          7,448
  Goldman Sachs                                         78,480          8,222
  JP Morgan Chase                                      499,526         18,807
  KeyCorp                                              190,070          6,327
  Merrill Lynch                                        158,480          8,829
  MetLife                                              196,540          7,665
  Morgan Stanley                                       241,130         12,237
  St. Paul Travelers                                    76,318          2,784
  U.S. Bancorp                                         341,430         10,117
  Wachovia                                             233,660         12,092
  Wells Fargo                                          205,370         12,686
                                                                     --------
                                                                      184,784
--------------------------------------------------------------------------------
HEALTHCARE -- 6.7%
  Bristol-Myers Squibb                                 145,080          3,409
  Johnson & Johnson                                    158,540          9,563
  Merck                                                360,000         10,087
  Pfizer                                               229,740          6,380
  Wyeth Pharmaceuticals                                292,118         11,647
                                                                     --------
                                                                       41,086
--------------------------------------------------------------------------------
INTEGRATED OILS -- 8.3%
  BP ADR                                               105,575          6,477
  ChevronTexaco                                        230,700         12,596
  ConocoPhillips                                        69,264          6,302
  Exxon Mobil                                          344,070         17,634
  Occidental Petroleum                                  53,480          3,220
  Royal Dutch Petroleum                                 82,770          4,740
                                                                     --------
                                                                       50,969
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
MATERIALS AND PROCESSING -- 7.9%
  Alcoa                                                136,570       $  4,641
  E.I. DuPont de Nemours                               179,140          8,119
  Freeport-McMoran Copper & Gold, Cl B#                250,920          9,818
  MeadWestvaco                                         301,865         10,158
  Praxair                                              179,253          8,048
  Weyerhaeuser#                                        123,960          8,181
                                                                     --------
                                                                       48,965
--------------------------------------------------------------------------------
OTHER -- 3.6%
  General Electric                                     625,213         22,108
--------------------------------------------------------------------------------
OTHER ENERGY -- 6.0%
  Anadarko Petroleum                                    55,252          3,846
  Canadian Natural Resources                           253,210         10,995
  Halliburton                                          245,880         10,167
  Transocean                                           146,740          5,909
  Williams#                                            384,840          6,415
                                                                     --------
                                                                       37,332
--------------------------------------------------------------------------------
PRODUCER DURABLES -- 5.2%
  Agilent Technologies*                                344,210          7,879
  Deere                                                138,920          9,965
  Lockheed Martin#                                      90,525          5,507
  Northrop Grumman                                      84,220          4,744
  United Technologies                                   41,000          4,001
                                                                     --------
                                                                       32,096
--------------------------------------------------------------------------------
TECHNOLOGY -- 4.3%
  International Business Machines                      135,810         12,799
  Microsoft                                            514,310         13,789
                                                                     --------
                                                                       26,588
--------------------------------------------------------------------------------
UTILITIES -- 10.9%
  BellSouth                                            201,640          5,408
  Comcast, Cl A*                                       361,044         10,846
  Dominion Resources of Virginia                        60,500          3,961
  Exelon                                               308,730         12,877
  SBC Communications                                   320,475          8,066
  TXU#                                                 237,530         14,922
  Verizon Communications                               277,870         11,456
                                                                     --------
                                                                       67,536
--------------------------------------------------------------------------------

Total Common Stocks (Cost $525,448)                                   614,424
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES     VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.3%
  Armada Advantage Institutional Money
   Market Fund Class I                               1,970,087       $  1,970
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $1,970)                        1,970
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
Securities -- 99.8% (Cost $ 527,418)**                                616,394
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 13.8% COMMERCIAL PAPER -- 1.6%
  Countrywide Home Loans
   2.080%, 12/01/04                                    $10,000         10,000
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 2.4%
  First Tennessee Bank
   2.080%, 06/07/05                                      4,999          4,999
  Morgan Stanley
   2.143%, 02/18/05                                      5,000          5,000
   2.143%, 08/19/05                                      5,000          5,000
                                                                     --------
                                                                       14,999
--------------------------------------------------------------------------------
MASTER NOTE -- 0.8%
  Bear Stearns
   2.213%, 12/01/04                                      5,000          5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 9.0%
  Bank of America
   2.110%, 12/01/04                                     20,773         20,773
  Bear Stearns
   2.183%, 12/01/04                                     15,000         15,000
  Dresdner Securities
   2.110%, 12/01/04                                     20,000         20,000
                                                                     --------
                                                                       55,773
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $85,772)++                               85,772
--------------------------------------------------------------------------------

Total Investments -- 113.6% (Cost $613,190)                           702,166
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (13.6)%
  Investment Advisory Fees Payable                                       (394)
  12b-1 Fees Payable
   Class I                                                                (54)
   Class A                                                                 (7)
   Class B                                                                 (3)
  Administration Fees Payable                                             (36)
  Custody Fees Payable                                                     (6)
  Payable For Collateral For Loaned Securities                        (85,772)
  Other Assets & Liabilities                                            2,017
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                (84,255)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $617,911
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization --
  no par value)                                                      $520,764
Undistributed net investment income                                     2,364
Undistributed net realized gain on investments and futures              5,807
Net unrealized appreciation on investments                             88,976
--------------------------------------------------------------------------------
Total Net Assets                                                     $617,911
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($558,718,237 / 31,482,009 outstanding shares of
  beneficial interest)                                                 $17.75
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($47,343,805 / 2,675,209 outstanding shares of beneficial
  interest)                                                            $17.70
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($17.70 / 94.50%)          $18.73
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($10,581,519 / 601,334 outstanding shares of beneficial interest)    $17.60
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($657,367 / 37,484 outstanding shares of beneficial interest)        $17.54
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class R
  ($610,109 / 34,526 outstanding shares of beneficial interest)        $17.67
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $527,418.
     GROSS UNREALIZED APPRECIATION (000)          $108,409
     GROSS UNREALIZED DEPRECIATION (000)           (19,433)
                                                  --------
     NET UNREALIZED APPRECIATION (000)            $ 88,976
                                                  ========
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $83,168.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA MID CAP GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 92.5%
BASIC MATERIALS -- 3.5%
  Monsanto#                                             11,600       $    534
  Nucor                                                  9,900            524
  United States Steel                                    8,000            419
                                                                     --------
                                                                        1,477
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 9.9%
  Akamai Technologies*                                  38,200            495
  Altiris*#                                             23,300            652
  CheckFree*#                                           14,300            530
  Cognizant Technology Solutions*#                      10,900            415
  Global Payments                                        7,700            425
  Hewitt Associates*                                    14,500            437
  Korn/Ferry International*                             22,800            425
  Monster Worldwide*                                    13,200            372
  Robert Half#                                          16,800            454
                                                                     --------
                                                                        4,205
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 6.2%
  Bed Bath & Beyond*                                     7,600            303
  Best Buy                                               6,000            338
  CDW                                                    7,600            500
  Fortune Brands                                         7,800            612
  MSC Industrial Direct                                  8,700            310
  Pacific Sunwear*                                      26,600            591
                                                                     --------
                                                                        2,654
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.9%
  Cheesecake Factory*                                   10,800            528
  Digital River*#                                       13,300            558
  Marriott, Cl A                                         7,700            438
  Sirius Satellite Radio*#                              68,900            457
  Station Casinos                                        9,000            513
  Xm Satellite Radio*#                                  11,900            439
                                                                     --------
                                                                        2,933
--------------------------------------------------------------------------------
ENERGY -- 4.0%
  BJ Services#                                           4,000            203
  Cooper Cameron*                                        4,100            214
  Grant Prideco*#                                       10,300            222
  Maverick Tube*#                                       14,400            456
  Patterson-UTI Energy                                  10,500            210
  Rowan*                                                 7,800            202
  Todco, Cl A*                                          11,700            205
                                                                     --------
                                                                        1,712
--------------------------------------------------------------------------------
FINANCIALS -- 10.6%
  Affiliated Managers Group*#                            7,300            463
  Ameritrade Holding*#                                  41,900            584
  CIT Group                                             11,000            470
  Doral Financial                                        4,900            227
  E*TRADE*                                              42,200            585
  GATX                                                  17,900            527
  Instinet Group*                                      101,700            609


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  Knight Trading Group*#                                55,800       $    637
  Synovus Financial#                                    15,300            413
                                                                     --------
                                                                        4,515
--------------------------------------------------------------------------------
HEALTHCARE -- 12.6%
  Amylin Pharmaceuticals*#                              22,300            454
  Biomet                                                 6,100            292
  Community Health Systems*                             10,900            301
  Covance*                                               5,300            209
  CV Therapeutics*#                                     24,800            538
  Endo Pharmaceuticals Holdings*                        19,800            406
  Genzyme*#                                              7,800            437
  Gilead Sciences*                                       8,200            283
  Incyte*#                                              46,300            475
  Invitrogen*                                            4,800            290
  Kinetic Concepts*                                      6,600            419
  Laboratory of America Holdings*#                       8,100            388
  Medimmune*#                                           11,200            298
  Par Pharmaceutical                                     8,200            324
  Protein Design Laboratories*                          14,600            265
                                                                     --------
                                                                        5,379
--------------------------------------------------------------------------------
INDUSTRIALS -- 5.4%
  American Power Conversion                             27,000            571
  Capstone Turbine*                                    246,200            460
  IDEX                                                  10,450            418
  Molex#                                                17,100            472
  Rockwell Automation                                    8,400            397
                                                                     --------
                                                                        2,318
--------------------------------------------------------------------------------
TECHNOLOGY -- 29.4%
  ADC Telecommunications*                              168,800            397
  Agere Systems, Cl A*                                 364,000            499
  Amkor Technology*#                                    92,300            508
  Avaya*#                                               29,100            478
  Avocent*                                              11,400            432
  Broadcom, Cl A*#                                      17,900            582
  Integrated Circuit Systems*                           17,800            421
  Intersil, Cl A                                        22,300            359
  Juniper Networks*                                     15,700            432
  Kla-Tencor*#                                           7,900            356
  LAM Research*#                                        23,000            598
  McDATA*                                               94,500            534
  Mercury Interactive*#                                  9,600            438
  National Semiconductor                                19,900            308
  Novell*#                                              71,800            438
  Novellus Systems*                                     22,700            611
  ON Semiconductor*                                    164,400            600
  PMC-Sierra*#                                          67,500            745
  QLogic*                                               16,900            581
  Sanmina*                                              59,100            522
  Silicon Storage Technology*                           82,300            573
  Skyworks Solutions*                                   44,800            445
  Sonus Networks*                                      107,900            713
  Veritas Software*                                     22,400            490
  Vishay Intertechnology*                               34,700            507
                                                                     --------
                                                                       12,567
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.0%
  Broadwing*#                                           64,220       $    426
--------------------------------------------------------------------------------
TRANSPORTATION -- 3.0%
  Airtran Holdings*#                                    52,300            618
  Jetblue Airways*#                                     27,000            649
                                                                     --------
                                                                        1,267
--------------------------------------------------------------------------------

Total Common Stocks (Cost $34,852)                                     39,453
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 5.1%
BAHAMAS -- 0.9%
  Marvel Technology Group*                              11,600            372
--------------------------------------------------------------------------------
CAYMAN ISLANDS -- 3.1%
  Shanda Interactive*#                                  17,200            691
  Sina*#                                                16,700            616
                                                                     --------
                                                                        1,307
--------------------------------------------------------------------------------
TAIWAN -- 1.1%
  AU Optronics*#                                        37,700            495
--------------------------------------------------------------------------------

Total Foreign Common Stocks (Cost $1,811)                               2,174
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 4.1%
  Armada Money Market Fund, Class I+                 1,772,129          1,772
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $1,772)                        1,772
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 101.7% (Cost $ 38,435)**                               43,399
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 40.8% FLOATING RATE NOTE -- 4.7%
  Morgan Stanley
   2.143%, 02/18/05                                   $  2,000          2,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 36.1%
  Bank of America
   2.110%, 12/01/04                                     12,898         12,898
  Bear Stearns
   2.183%, 12/01/04                                      2,500          2,500
                                                                     --------
                                                                       15,398
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $17,398)++                               17,398
--------------------------------------------------------------------------------

Total Investments -- 142.5% (Cost $55,833)                             60,797
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES-- (42.5)%
  Investment Advisory Fees Payable                                   $    (28)
  12b-1 Fees Payable
   Class I                                                                 (2)
   Class A                                                                 (3)
   Class B                                                                 (1)
  Administration Fees Payable                                              (2)
  Custody Fees Payable                                                     (1)
  Payable For Collateral For Loaned Securities                        (17,398)
  Other Assets & Liabilities                                             (692)
--------------------------------------------------------------------------------
Total Other Assets & Liabilities; Net:                                (18,127)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $ 42,670
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization--
  no par value)                                                      $116,606
Accumulated net investment loss                                          (247)
Accumulated net realized loss on investments and futures              (78,722)
Net unrealized appreciation on investments and futures                  5,033
--------------------------------------------------------------------------------
Total Net Assets                                                     $ 42,670
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($20,213,604 / 2,962,296 outstanding shares of
  beneficial interest)                                                 $ 6.82
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($19,110,043 / 2,921,360 outstanding shares of beneficial
  interest)                                                            $ 6.54
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($6.54 / 94.50%)           $ 6.92
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($2,846,120 / 531,792 outstanding shares of beneficial interest)     $ 5.35
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($500,696 / 92,232 outstanding shares of beneficial interest)        $ 5.43
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $38,435.
     GROSS UNREALIZED APPRECIATION (000)          $5,539
     GROSS UNREALIZED DEPRECIATION (000)            (575)
                                                  ------
     NET UNREALIZED APPRECIATION (000)            $4,964
                                                  ======
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $16,672.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
CL -- CLASS

FUTURES CONTRACTS:
                                       NOTIONAL
                            NUMBER       COST                     UNREALIZED
                              OF        AMOUNT     EXPIRATION    APPRECIATION
DESCRIPTION               CONTRACTS     (000)         DATE           (000)
-----------               ---------    --------    ----------    ------------
S&P MidCap 400 Index          3          $887       12/17/04          $69

$42,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA MID CAP VALUE FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.7%
BASIC MATERIALS -- 6.3%
  Air Products & Chemicals#                              8,900       $    510
  Freeport-McMoran Copper & Gold, Cl B#                 18,690            731
  MeadWestvaco                                          22,760            766
  Peabody Energy                                        11,520            956
  Sappi, ADR#                                           74,110          1,008
                                                                     --------
                                                                        3,971
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 7.3%
  Blockbuster#                                          63,500            538
  Claire's Stores                                       31,100            633
  Dollar Tree Stores*#                                  24,600            685
  Federated Department Stores                           11,620            637
  Lear                                                   7,028            408
  Liz Claiborne#                                        16,735            687
  Office Depot*                                         46,150            757
  RadioShack                                             9,600            303
                                                                     --------
                                                                        4,648
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 3.9%
  Cott*#                                                20,600            526
  Kroger#                                               75,370          1,220
  Smithfield Foods*                                     24,650            716
                                                                     --------
                                                                        2,462
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 6.5%
  Aramark                                               46,060          1,205
  CBRL Group                                            24,000            978
  Knight Ridder                                          7,660            522
  Take-Two Interactive Software*#                       19,730            689
  United Online*#                                       65,690            701
                                                                     --------
                                                                        4,095
--------------------------------------------------------------------------------
ENERGY -- 7.6%
  Anadarko Petroleum                                    12,090            842
  Marathon Oil                                          43,210          1,704
  Pioneer Natural Resources                             30,990          1,091
  Transocean                                            28,690          1,155
                                                                     --------
                                                                        4,792
--------------------------------------------------------------------------------
FINANCIALS -- 22.8%
  AmerUs Group#                                         13,705            597
  Axis Capital Holdings                                 34,630            902
  Bear Stearns                                           5,370            524
  Endurance Specialty Holdings                          38,410          1,289
  Everest Re Group                                      20,951          1,766
  Genworth                                              15,000            394
  KeyCorp                                               29,300            975
  Marshall & Ilsley                                     20,340            848
  Mercantile Bankshares                                 14,670            756
  Montpelier Re Holdings                                24,900            920
  Nationwide Financial Services, Cl A                   29,605          1,113
  Platinum Underwriters Holdings                        18,010            537
  PMI Group*                                            20,156            830
  Radian Group                                           8,249            423
  Reinsurance Group of America                          23,401          1,086


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  Sky Financial Group                                   22,205       $    643
  Sovereign Bancorp                                     40,500            885
                                                                     --------
                                                                       14,488
--------------------------------------------------------------------------------
HEALTHCARE -- 8.6%
  Aetna                                                  7,940            941
  AmerisourceBergen#                                    15,700            926
  Pacificare Health Systems*                            17,500            847
  Par Pharmaceutical                                    18,200            718
  Shire Pharmaceuticals, ADR#                           35,000          1,051
  Triad Hospitals*                                      27,393          1,005
                                                                     --------
                                                                        5,488
--------------------------------------------------------------------------------
INDUSTRIALS -- 4.3%
  Harsco                                                 8,550            454
  Kennametal                                            17,400            893
  Oshkosh Truck, Cl B                                   12,100            760
  Parker Hannifin                                        8,370            626
                                                                     --------
                                                                        2,733
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 5.6%
  Archstone-Smith Trust                                 18,830            688
  Developers Diversified Realty                         26,650          1,147
  Equity Residential                                    31,570          1,064
  Prologis                                              16,610            668
                                                                     --------
                                                                        3,567
--------------------------------------------------------------------------------
TECHNOLOGY -- 4.2%
  Ingram Micro, Cl A*                                   17,400            335
  QLogic*                                               26,200            901
  SanDisk*                                              20,910            472
  Veritas Software*                                     44,980            985
                                                                     --------
                                                                        2,693
--------------------------------------------------------------------------------
TRANSPORTATION -- 4.8%
  Burlington Northern Santa Fe                          12,370            557
  Norfolk Southern                                      25,610            879
  Union Pacific                                         25,870          1,642
                                                                     --------
                                                                        3,078
--------------------------------------------------------------------------------
UTILITIES -- 13.8%
  Consolidated Edison                                   20,620            904
  Constellation Energy Group                            33,048          1,444
  NRG Energy                                            43,420          1,390
  PG&E*                                                 56,520          1,880
  Puget Energy                                          41,545            976
  TXU#                                                  15,140            951
  Xcel Energy#                                          65,580          1,184
                                                                     --------
                                                                        8,729
--------------------------------------------------------------------------------

Total Common Stocks (Cost $52,061)                                     60,744
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 1.8%
CANADA -- 1.8%
  Canadian Natural Resources                            26,720          1,160
--------------------------------------------------------------------------------

Total Foreign Common Stocks (Cost $704)                                 1,160
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.0%
  Armada Money Market Fund, Class I+                   631,053       $    631
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $631)                            631
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 98.5% (Cost $ 53,396)**                                62,535
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 17.3% FLOATING RATE NOTE -- 3.2%
  Morgan Stanley
   2.143%, 02/18/05                                   $  2,000          2,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 14.1%
  Bank of America
   2.110%, 12/01/04                                      6,476          6,476
  Bear Stearns
   2.183%, 12/01/04                                      2,500          2,500
                                                                     --------
                                                                        8,976
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $10,976)++                               10,976
--------------------------------------------------------------------------------

Total Investments -- 115.8% (Cost $64,372)                             73,511
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (15.8)%
  Investment Advisory Fees Payable                                        (40)
  12b-1 Fees Payable
   Class I                                                                 (5)
   Class A                                                                 (1)
   Class B                                                                 (1)
  Administration Fees Payable                                              (4)
  Custody Fees Payable                                                     (2)
  Payable For Collateral For Loaned Securities                        (10,976)
  Other Assets & Liabilities                                              981
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                 10,048
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $ 63,463
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization --
  no par value)                                                      $ 41,884
Undistributed net investment income                                       106
Undistributed net realized gain on investments and futures             12,334
Net unrealized appreciation on investments                              9,139
--------------------------------------------------------------------------------
Total Net Assets                                                     $ 63,463
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($52,334,669 / 3,724,939 outstanding shares of
  beneficial interest)                                                 $14.05
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($5,899,731 / 423,824 outstanding shares of beneficial
  interest)                                                            $13.92
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($13.92 / 94.50%)          $14.73
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($3,859,499 / 279,867 outstanding shares of beneficial interest)     $13.79
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($836,336 / 60,417 outstanding shares of beneficial interest)        $13.84
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class R
  ($532,351 / 38,362 outstanding shares of beneficial interest)        $13.88
--------------------------------------------------------------------------------
*NON-INCOME PRODUCING SECURITY
**AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $53,396.
     GROSS UNREALIZED APPRECIATION (000)          $9,699
     GROSS UNREALIZED DEPRECIATION (000)            (560)
                                                  ------
     NET UNREALIZED APPRECIATION (000)            $9,139
                                                  ======
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $10,545.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA S&P 500 INDEX FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.7%
CONSUMER DISCRETIONARY -- 11.3%
  AutoNation*                                           10,328       $    191
  AutoZone*#                                             3,221            276
  Bed Bath & Beyond*                                    11,644            465
  Best Buy                                              12,591            710
  Big Lots*                                              4,463             52
  Black & Decker                                         3,105            261
  Brunswick                                              3,703            181
  Carnival                                              24,525          1,300
  Centex                                                 4,787            251
  Circuit City Stores                                    7,701            120
  Clear Channel Communications                          22,858            770
  Coach*                                                 7,290            363
  Comcast, Cl A*                                        86,545          2,600
  Cooper Tire & Rubber#                                  2,898             59
  Dana                                                   5,785             95
  Darden Restaurants                                     6,113            167
  Delphi                                                21,741            196
  Dillard's, Cl A                                        3,235             81
  Dollar General                                        12,722            251
  Dow Jones                                              3,172            136
  Eastman Kodak                                         11,103            363
  eBay*                                                 25,608          2,880
  Family Dollar Stores                                   6,519            191
  Federated Department Stores                            6,966            382
  Ford Motor#                                           70,887          1,005
  Fortune Brands                                         5,580            438
  Gannett                                               10,310            850
  Gap#                                                  35,012            765
  General Motors                                        21,879            844
  Genuine Parts                                          6,779            294
  Goodyear Tire & Rubber*#                               6,793             86
  Harley-Davidson                                       11,432            661
  Harrah's Entertainment                                 4,336            266
  Hasbro#                                                6,851            130
  Hilton Hotels                                         14,913            308
  Home Depot                                            85,052          3,551
  International Game Technology                         13,351            472
  Interpublic Group*#                                   16,354            203
  JC Penney                                             11,165            431
  Johnson Controls                                       7,370            453
  Jones Apparel Group                                    4,831            172
  KB Home                                                1,794            158
  Knight Ridder                                          3,000            204
  Kohl's*                                               13,237            611
  Leggett & Platt                                        7,426            222
  Limited Brands                                        15,639            382
  Liz Claiborne#                                         4,173            171
  Lowe's                                                30,203          1,671
  Marriott, Cl A                                         8,867            504
  Mattel                                                16,043            304
  May Department Stores                                 11,290            317
  Maytag                                                 3,058             61
  McDonald's                                            48,667          1,496
  McGraw-Hill                                            7,361            646
  Meredith                                               1,946            103
  New York Times, Cl A                                   5,688            233


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  Newell Rubbermaid#                                    10,650       $    246
  Nike, Cl B                                            10,203            864
  Nordstrom                                              5,440            238
  Office Depot*                                         12,136            199
  Officemax#                                             3,411            103
  Omnicom Group#                                         7,254            588
  Pulte Homes                                            4,917            272
  RadioShack                                             6,185            195
  Reebok                                                 2,291             89
  Sears Roebuck#                                         8,212            427
  Sherwin-Williams                                       5,515            246
  Snap-On Tools                                          2,240             71
  Stanley Works#                                         3,173            148
  Staples*                                              19,276            615
  Starbucks*#                                           15,398            866
  Starwood Hotels & Resorts Worldwide*                   8,065            422
  Target                                                34,996          1,793
  Tiffany                                                5,661            173
  Time Warner*                                         177,139          3,137
  TJX                                                   18,934            446
  Toys 'R' Us*                                           8,289            160
  Tribune                                               12,330            535
  Univision Communications, Cl A*                       12,496            376
  VF                                                     4,271            231
  Viacom, Cl B                                          67,210          2,332
  Visteon#                                               5,020             42
  Walgreen                                              39,691          1,515
  Walt Disney                                           79,595          2,140
  Wendy's                                                4,400            157
  Whirlpool                                              2,572            166
  Yum! Brands                                           11,257            511
                                                                     --------
                                                                       49,656
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 9.7%
  Adolph Coors, Cl B                                     1,448            108
  Alberto-Culver, Cl B                                   3,514            163
  Albertson's#                                          14,249            360
  Altria Group                                          79,487          4,570
  Anheuser-Busch                                        31,031          1,554
  Archer-Daniels-Midland                                25,217            535
  Avon Products                                         18,319            688
  Brown-Forman, Cl B                                     4,705            226
  Campbell Soup                                         15,902            454
  Clorox                                                 5,877            324
  Coca-Cola#                                            93,995          3,695
  Coca-Cola Enterprises                                 18,169            378
  Colgate-Palmolive                                     20,573            946
  ConAgra Foods#                                        20,471            554
  Costco Wholesale                                      17,866            868
  CVS                                                   15,473            702
  General Mills                                         14,729            670
  Gillette                                              38,812          1,688
  H.J. Heinz                                            13,538            503
  Hershey Foods                                          9,540            494
  Kellogg                                               16,016            700
  Kimberly-Clark                                        19,158          1,219
  Kroger                                                28,633            463
  McCormick & Company                                    5,310            193

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  Pepsi Bottling Group                                   9,853       $    276
  PepsiCo                                               65,627          3,275
  Procter & Gamble                                      98,486          5,267
  Reynolds American#                                     5,734            434
  Safeway*#                                             17,313            334
  Sara Lee                                              30,731            722
  Supervalu                                              5,267            166
  Sysco                                                 24,772            861
  UST                                                    6,401            282
  Wal-Mart Stores                                      164,356          8,556
  Winn-Dixie Stores*#                                    5,503             22
  Wm. Wrigley                                            8,707            599
                                                                     --------
                                                                       42,849
--------------------------------------------------------------------------------
ENERGY -- 7.2%
  Amerada Hess#                                          3,531            314
  Anadarko Petroleum                                     9,693            675
  Apache                                                12,629            683
  Ashland                                                2,753            163
  Baker Hughes                                          12,930            573
  BJ Services                                            6,257            317
  Burlington Resources                                  15,293            710
  ChevronTexaco                                         82,523          4,506
  ConocoPhillips                                        26,682          2,428
  Devon Energy                                          18,730            776
  El Paso#                                              24,833            259
  EOG Resources                                          4,566            343
  Exxon Mobil                                          252,026         12,916
  Halliburton                                           17,105            707
  Kerr-McGee                                             5,850            364
  Kinder Morgan                                          4,786            332
  Marathon Oil                                          13,407            529
  Nabors Industries*                                     5,763            300
  Noble*                                                 5,187            251
  Occidental Petroleum                                  15,175            914
  Rowan*                                                 4,138            107
  Schlumberger                                          22,876          1,501
  Sunoco                                                 2,918            241
  Transocean#                                           12,429            500
  Unocal                                                10,256            472
  Valero Energy#                                         9,906            463
  Williams                                              21,519            359
                                                                     --------
                                                                       31,703
--------------------------------------------------------------------------------
FINANCIALS -- 19.6%
  ACE                                                   11,003            445
  AFLAC                                                 19,647            739
  Allstate                                              26,847          1,356
  Ambac Financial Group                                  4,202            342
  American Express                                      49,115          2,736
  American International Group                         100,934          6,394
  AmSouth Bancorp#                                      13,704            355
  AON#                                                  12,236            258
  Apartment Investment & Management,
   Cl AREIT                                              3,667            133
  Bank of America                                      157,581          7,291
  Bank of New York                                      30,141            992


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  BB&T                                                  21,479       $    912
  Bear Stearns                                           3,993            390
  Capital One Financial                                  9,356            735
  Charles Schwab                                        52,938            571
  Chubb                                                  7,399            564
  Cincinnati Financial                                   6,520            292
  CIT Group                                              8,167            349
  Citigroup                                            200,685          8,981
  Comerica                                               6,640            408
  Countrywide Financial                                 21,815            724
  E*TRADE*                                              14,461            200
  Equity Office Properties Trust REIT                   15,609            428
  Equity Residential REIT                               10,873            367
  Fannie Mae                                            37,497          2,576
  Federated Investors, Cl B                              4,200            124
  Fifth Third Bancorp                                   22,080          1,112
  First Horizon National                                 4,785            209
  Franklin Resources#                                    9,661            634
  Freddie Mac                                           26,615          1,817
  Golden West Financial                                  5,919            706
  Goldman Sachs                                         18,826          1,972
  Hartford Financial Services                           11,358            727
  Huntington Bancshares                                  8,898            216
  Janus Capital Group                                    9,273            153
  Jefferson-Pilot                                        5,287            260
  JP Morgan Chase                                      137,994          5,195
  KeyCorp                                               15,760            525
  Lehman Brothers Holdings                              10,512            881
  Lincoln National                                       6,818            314
  Loews                                                  7,186            502
  M&T Bank                                               4,536            478
  Marsh & McLennan                                      20,169            577
  Marshall & Ilsley                                      8,633            360
  MBIA#                                                  5,550            333
  MBNA                                                  49,497          1,315
  Mellon Financial                                      16,426            480
  Merrill Lynch                                         36,395          2,028
  MetLife#                                              29,061          1,133
  MGIC Investment                                        3,817            260
  Moody's                                                5,734            463
  Morgan Stanley                                        42,553          2,160
  National City                                         25,675            952
  North Fork Bancorporation                             18,125            522
  Northern Trust                                         8,516            401
  Plum Creek Timber REIT                                 7,102            263
  PNC Financial Services Group                          10,939            595
  Principal Financial Group                             12,142            458
  Progressive#                                           7,753            705
  Prologis REIT                                          7,043            283
  Providian Financial*#                                 11,339            182
  Prudential Financial                                  20,106            984
  Regions Financial                                     17,901            626
  Safeco#                                                4,877            236
  Simon Property Group REIT                              8,566            532
  SLM                                                   16,890            864
  Sovereign Bancorp                                     13,298            291
  St. Paul Travelers                                    25,908            945
  State Street                                          13,027            580

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA S&P 500 INDEX FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
FINANCIALS -- CONTINUED
  SunTrust Banks                                        13,876       $    989
  Synovus Financial                                     11,986            324
  T Rowe Price Group                                     4,930            292
  Torchmark                                              4,248            233
  U.S. Bancorp                                          72,804          2,157
  UnumProvident#                                        11,483            179
  Wachovia#                                             62,203          3,219
  Washington Mutual                                     33,803          1,376
  Wells Fargo                                           65,419          4,041
  XL Capital, Cl A                                       5,361            404
  Zions Bancorporation                                   3,468            231
                                                                     --------
                                                                       86,336
--------------------------------------------------------------------------------
HEALTHCARE -- 11.9%
  Abbott Laboratories                                   60,480          2,538
  Aetna                                                  5,949            705
  Allergan#                                              5,103            375
  AmerisourceBergen#                                     4,356            257
  Amgen*                                                49,046          2,945
  Anthem#                                                5,409            548
  Applied Biosystems Group - Applera                     7,819            160
  Bausch & Lomb                                          2,061            121
  Baxter International                                  23,817            754
  Becton Dickinson                                       9,706            532
  Biogen Idec*                                          13,109            769
  Biomet                                                 9,841            471
  Boston Scientific*                                    32,626          1,136
  Bristol-Myers Squibb                                  75,357          1,771
  C.R. Bard                                              4,061            243
  Cardinal Health                                       16,674            872
  Caremark*                                             18,053            646
  Chiron*                                                7,272            237
  Cigna                                                  5,328            373
  Eli Lilly                                             43,799          2,336
  Express Scripts*                                       3,006            216
  Fisher Scientific*                                     4,452            252
  Forest Laboratories*                                  14,345            559
  Genzyme*                                               8,832            495
  Gilead Sciences*                                      16,680            575
  Guidant                                               12,187            790
  HCA - The Healthcare Company                          16,275            642
  Health Management Associates, Cl A9,430                  208
  Hospira*                                               6,046            195
  Humana*                                                6,175            153
  IMS Health                                             9,060            204
  Johnson & Johnson                                    114,985          6,936
  King Pharmaceuticals*                                  9,358            116
  Laboratory of America Holdings*                        5,410            259
  Manor Care                                             3,388            117
  McKesson HBOC                                         11,374            336
  Medco Health Solutions*                               10,542            398
  Medimmune*                                             9,656            257
  Medtronic                                             46,853          2,251
  Merck                                                 85,953          2,408
  Millipore*                                             1,921             94
  Mylan Laboratories#                                   10,411            189


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  PerkinElmer                                            4,964       $    106
  Pfizer                                               292,520          8,123
  Quest Diagnostics                                      3,947            370
  Schering-Plough                                       57,040          1,018
  St. Jude Medical*                                     13,714            523
  Stryker*                                              15,545            684
  Tenet Healthcare*                                     18,058            196
  Thermo Electron*                                       6,326            191
  UnitedHealth Group*                                   25,751          2,133
  Waters*                                                4,580            214
  Watson Pharmaceuticals*                                4,240            123
  Wellpoint Health Networks*                             6,085            761
  Wyeth Pharmaceuticals                                 51,672          2,060
  Zimmer Holdings*                                       9,493            775
                                                                     --------
                                                                       52,716
--------------------------------------------------------------------------------
INDUSTRIALS -- 11.4%
  3M                                                    30,322          2,413
  Allied Waste Industries*                              12,327            112
  American Power Conversion                              7,763            164
  American Standard*                                     8,287            323
  Apollo Group, Cl A*#                                   7,472            595
  Avery Dennison                                         4,279            251
  Boeing                                                32,520          1,742
  Burlington Northern Santa Fe                          14,427            650
  Caterpillar                                           13,278          1,216
  Cendant                                               40,898            927
  Cintas*                                                6,632            297
  Cooper Industries, Cl A                                3,668            243
  Crane                                                  2,286             69
  CSX                                                    8,322            317
  Cummins                                                1,716            137
  Danaher                                               11,942            679
  Deere                                                  9,614            690
  Delta Air Lines*#                                      4,866             34
  Deluxe                                                 1,938             77
  Dover                                                  7,877            319
  Eaton                                                  5,869            396
  Emerson Electric                                      16,282          1,088
  Equifax                                                5,277            146
  FedEx                                                 11,638          1,106
  Fluor                                                  3,232            168
  General Dynamics                                       7,745            839
  General Electric                                     409,030         14,463
  Goodrich                                               4,600            146
  Grainger                                               3,526            218
  H&R Block                                              6,388            305
  Honeywell International                               33,300          1,176
  Illinois Tool Works                                   11,710          1,103
  Ingersoll-Rand, Cl A                                   6,714            500
  ITT Industries                                         3,575            304
  Lockheed Martin                                       17,235          1,049
  Masco                                                 16,785            592
  Monster Worldwide*                                     4,595            130
  Navistar*                                              2,705            111
  Norfolk Southern                                      15,252            524
  Northrop Grumman                                      13,889            782
  Paccar                                                 6,724            525

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  Pall                                                   4,846       $    131
  Parker Hannifin                                        4,627            346
  Pitney Bowes                                           8,954            392
  Power-One*                                             3,248             30
  Raytheon                                              17,475            705
  Robert Half#                                           6,675            180
  Rockwell Automation                                    7,141            338
  Rockwell Collins                                       6,858            273
  RR Donnelley & Sons                                    8,488            295
  Ryder System                                           2,495            134
  Southwest Airlines                                    30,612            481
  Textron                                                5,369            390
  Tyco International                                    77,821          2,644
  Union Pacific                                         10,042            637
  United Parcel Service, Cl B                           43,559          3,665
  United Technologies                                   19,821          1,934
  Veritas Software*                                     16,768            367
  Waste Management#                                     22,464            670
                                                                     --------
                                                                       50,538
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 15.5%
  ADC Telecommunications*                               31,337             74
  Adobe Systems                                          9,289            563
  Advanced Micro Devices*#                              13,750            293
  Affiliated Computer Services, Cl A*#                   4,958            293
  Agilent Technologies*                                 18,813            431
  Altera*#                                              14,401            327
  Analog Devices                                        14,659            542
  Andrew*                                                6,229             88
  Apple Computer*                                       15,028          1,008
  Applied Materials*#                                   65,790          1,095
  Applied Micro Circuits*                               12,131             45
  Autodesk                                               4,397            288
  Automatic Data Processing                             22,630          1,030
  Avaya*#                                               17,535            288
  BMC Software*                                          8,642            161
  Broadcom, Cl A*                                       12,478            406
  CIENA*                                                22,050             56
  Cisco Systems*                                       261,942          4,901
  Citrix Systems*                                        6,553            155
  Computer Associates                                   22,676            692
  Computer Sciences*                                     7,311            395
  Compuware*                                            14,961             86
  Comverse Technology*                                   7,579            161
  Convergys*                                             5,522             82
  Corning*                                              53,990            679
  Dell*                                                 96,720          3,919
  Electronic Arts*                                      11,765            575
  Electronic Data Systems                               19,849            446
  EMC*                                                  93,158          1,250
  First Data                                            33,218          1,365
  Fiserv*                                                7,565            291
  Gateway*                                              14,438             98
  Hewlett-Packard                                      116,992          2,340
  Intel                                                248,519          5,554
  International Business Machines                       64,898          6,116
  Intuit*                                                7,421            310
  Jabil Circuit*                                         7,785            195


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  JDS Uniphase*#                                        55,792       $    177
  Kla-Tencor*#                                           7,607            343
  L-3 Communications Holdings                            4,145            308
  Lexmark, Cl A*                                         5,018            426
  Linear Technology                                     11,913            455
  LSI Logic*                                            14,911             79
  Lucent Technologies*#                                166,951            656
  Maxim Integrated Products                             12,581            515
  Mercury Interactive*                                   3,609            165
  Micron Technology*                                    23,689            262
  Microsoft                                            421,212         11,293
  Molex                                                  7,346            202
  Motorola                                              91,526          1,763
  National Semiconductor                                13,873            214
  NCR*                                                   3,651            218
  Network Appliance*                                    13,857            418
  Novell*                                               14,980             91
  Novellus Systems*                                      5,531            149
  NVIDIA*                                                6,452            123
  Oracle*                                              200,318          2,536
  Parametric Technology*                                10,426             61
  Paychex                                               14,647            486
  Peoplesoft*                                           14,213            336
  PMC-Sierra*                                            6,855             76
  QLogic*                                                3,578            123
  Qualcomm                                              63,060          2,625
  Sabre Holdings, Cl A                                   5,317            123
  Sanmina*                                              20,189            178
  Scientific-Atlanta                                     5,934            176
  Seagate (A)(B)                                         5,934             --
  Siebel Systems*                                       19,583            197
  Solectron*#                                           37,255            233
  Sun Microsystems*                                    128,853            715
  Sungard Data Systems*                                 11,173            296
  Symantec*                                             12,209            779
  Symbol Technologies                                    9,272            141
  Tektronix                                              3,554            111
  Tellabs*#                                             16,124            138
  Teradyne*#                                             7,520            128
  Texas Instruments                                     67,063          1,622
  Unisys*                                               12,972            149
  Xerox*#                                               32,507            498
  Xilinx                                                13,446            420
  Yahoo!*                                               52,709          1,983
                                                                     --------
                                                                       68,585
--------------------------------------------------------------------------------
MATERIALS -- 3.0%
  Air Products & Chemicals#                              8,805            504
  Alcoa                                                 33,698          1,145
  Allegheny Technologies                                 3,691             81
  Ball                                                   4,353            195
  Bemis                                                  4,143            115
  Dow Chemical                                          36,394          1,837
  E.I. DuPont de Nemours                                38,659          1,752
  Eastman Chemical                                       3,016            164
  Ecolab                                                 9,973            349
  Engelhard                                              4,818            144
  Freeport-McMoran Copper & Gold, Cl B                   6,859            268

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA S&P 500 INDEX FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- CONTINUED
MATERIALS -- CONTINUED
  Georgia-Pacific Group                                 10,002       $    366
  Great Lakes Chemical                                   1,968             58
  Hercules                                               4,330             65
  International Flavors & Fragrances                     3,650            148
  International Paper                                   18,838            782
  Louisiana-Pacific                                      4,233            104
  MeadWestvaco                                           7,818            263
  Monsanto                                              10,345            476
  Newmont Mining                                        17,176            813
  Nucor#                                                 6,142            325
  Pactiv*                                                5,822            145
  Phelps Dodge                                           3,642            354
  PPG Industries                                         6,654            449
  Praxair                                               12,588            565
  Rohm & Haas                                            8,691            383
  Sealed Air*                                            3,253            167
  Sigma-Aldrich                                          2,677            160
  Temple-Inland                                          2,159            129
  United States Steel#                                   4,392            230
  Vulcan Materials                                       3,961            205
  Weyerhaeuser                                           9,277            612
  Worthington Industries                                 3,382             73
                                                                     --------
                                                                       13,426
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.2%
  Alltel                                                11,942            677
  AT&T                                                  30,788            563
  BellSouth                                             70,923          1,902
  CenturyTel                                             5,231            172
  Citizens Communications                               12,845            184
  Nextel Communications, Cl A*                          43,139          1,228
  Qwest Communications*                                 70,317            281
  SBC Communications                                   128,372          3,231
  Sprint (FON Group)                                    56,274          1,284
  Verizon Communications                               107,251          4,422
                                                                     --------
                                                                       13,944
--------------------------------------------------------------------------------
UTILITIES -- 2.9%
  AES*                                                  25,042            306
  Allegheny Energy*                                      5,312            102
  Ameren                                                 7,526            364
  American Electric Power                               15,328            524
  Calpine*#                                             20,642             80
  Centerpoint Energy#                                   11,914            133
  Cinergy                                                6,996            290
  CMS Energy*                                            7,352             75
  Consolidated Edison                                    9,354            410
  Constellation Energy Group                             6,798            297
  Dominion Resources of Virginia                        12,793            838
  DTE Energy                                             6,730            295
  Duke Energy#                                          36,330            918
  Dynegy, Cl A*                                         14,703             83
  Edison#                                               12,622            403
  Entergy                                                8,791            570
  Exelon                                                25,574          1,067


--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
  FirstEnergy                                           12,778       $    540
  FPL Group#                                             7,177            505
  KeySpan                                                6,205            245
  Nicor                                                  1,707             63
  NiSource                                              10,208            222
  Peoples Energy                                         1,458             65
  PG&E*                                                 15,531            517
  Pinnacle West Capital                                  3,538            156
  PPL                                                    7,318            380
  Progress Energy                                        9,561            420
  Progress Energy (A) (B) CVO                            2,575             --
  Public Service Enterprise Group#                       9,190            404
  Sempra Energy#                                         8,980            332
  Southern#                                             28,597            938
  TECO Energy#                                           7,701            115
  TXU                                                   11,499            722
  Xcel Energy#                                          15,489            280
                                                                     --------
                                                                       12,659
--------------------------------------------------------------------------------

Total Common Stocks (Cost $387,515)                                   422,412
--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 0.7%
  S&P Depository Receipt, Trust Series 1#               25,000          2,947
--------------------------------------------------------------------------------

Total Registered Investment Company (Cost $2,706)                       2,947
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 3.0%
  Armada Advantage Institutional Money
   Market Fund Class I+                             13,442,279         13,442
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $13,442)                      13,442
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.4% (Cost $ 403,663)**                              438,801
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 7.0%
FLOATING RATE NOTE -- 1.1%
  Morgan Stanley
   2.143%, 02/18/05                                    $ 5,000          5,000
--------------------------------------------------------------------------------
MASTER NOTE -- 0.6%
  Bear Stearns
   2.213%, 12/01/04                                      2,500          2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 5.3%
  Bank of America
   2.110%, 12/01/04                                     18,432         18,432
  Lehman Brothers
   2.133%, 12/01/04                                      5,000          5,000
                                                                     --------
                                                                       23,432
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $30,932)++                               30,932
--------------------------------------------------------------------------------

Total Investments -- 106.4% (Cost $434,595)                           469,733
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (6.4)%
  Investment Advisory Fees Payable                                   $    (75)
  12b-1 Fees Payable
   Class I                                                                 (3)
   Class B                                                                 (1)
   Class C                                                                 (1)
  Administration Fees Payable                                             (25)
  Custody Fees Payable                                                     (5)
  Payable For Collateral For Loaned Securities                        (30,932)
  Other Assets & Liabilities                                            2,927
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                (28,115)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $441,618
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest (unlimited authorization --
  no par value)                                                      $438,726
Undistributed net investment income                                     2,256
Accumulated net realized loss on investments and futures              (35,068)
Net unrealized appreciation on investments and futures                 35,704
--------------------------------------------------------------------------------
Total Net Assets                                                     $441,618
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($416,292,237 / 41,039,837 outstanding shares of
  beneficial interest)                                                 $10.14
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($18,051,774 / 1,784,286 outstanding shares of beneficial
  interest)                                                            $10.12
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.12 / 97.50%)          $10.38
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($3,696,534 / 367,954 outstanding shares of beneficial interest)     $10.05
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($1,902,502 / 189,037 outstanding shares of beneficial interest)     $10.06
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share-- Class R
  ($1,674,830 / 165,823 outstanding shares of beneficial interest)     $10.10
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $403,663.
     GROSS UNREALIZED APPRECIATION (000)          $ 74,925
     GROSS UNREALIZED DEPRECIATION (000)           (39,787)
                                                  --------
     NET UNREALIZED APPRECIATION (000)            $ 35,138
                                                  ========
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $29,689.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 INNOTES TO FINANCIAL STATEMENTS
(A) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
(B) ILLIQUID SECURITY
CL -- CLASS
CVO -- CONTINGENT VALUE OBLIGATION
REIT -- REAL ESTATE INVESTMENT TRUST


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUTURES CONTRACTS:

                                     NOTIONAL
                      NUMBER           COST                       UNREALIZED
                        OF            AMOUNT      EXPIRATION     APPRECIATION
DESCRIPTION          CONTRACTS        (000)          DATE            000)
-----------          ---------      ---------     ----------     ------------
S&P 500
  Composite Index       52           $14,697       12/17/04          $566

$304,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA SMALL CAP CORE FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.0%
CONSUMER DISCRETIONARY -- 15.5%
  Elizabeth Arden*                                      81,600       $  1,860
  Helen of Troy Ltd.*                                   56,400          1,587
  Hot Topic*#                                           66,900          1,095
  Hovanian Enterprises*                                 52,400          2,110
  Jos A Bank Clothiers*                                 20,000            526
  Penn National Gaming*                                 26,800          1,414
  Polo Ralph Lauren                                     45,300          1,784
  Quiksilver*                                           43,700          1,296
  Shuffle Master*#                                      36,900          1,699
  Timberland, Cl A*#                                    26,300          1,666
                                                                     --------
                                                                       15,037
--------------------------------------------------------------------------------
ENERGY -- 9.1%
  Encore Acquisition*                                   55,100          1,940
  Overseas Shipholding Group                            25,000          1,642
  Petroleum Development*                                17,400            716
  Precision Drilling*                                   39,400          2,583
  World Fuel Services                                   47,500          1,957
                                                                     --------
                                                                        8,838
--------------------------------------------------------------------------------
FINANCIALS -- 20.6%
  Ace Cash Express*                                     69,000          1,840
  Affiliated Managers Group*#                           30,400          1,927
  AmerUs Group#                                         59,900          2,610
  Astoria Financial                                     43,900          1,822
  Eaton Vance                                           40,200          1,928
  First Midwest Bancorp                                 46,200          1,734
  IndyMac Bancorp#                                      36,000          1,170
  Reinsurance Group of America#                         46,500          2,158
  Trustmark                                             46,700          1,438
  United Fire & Casualty#                               20,000          1,332
  Universal American Financial*                        152,635          2,038
                                                                     --------
                                                                       19,997
--------------------------------------------------------------------------------
HEALTHCARE -- 12.7%
  AmSurg*                                               30,400            781
  Analogic                                              12,200            553
  Cerner*#                                              54,800          2,889
  Kensey Nash*#                                         32,800          1,025
  LifePoint Hospitals*#                                 54,700          2,012
  Mentor                                                16,800            518
  Neurocrine Biosciences*                               19,600            902
  Pharmaceutical Product Development*                   54,800          2,308
  Renal Care Group*                                     40,200          1,339
                                                                     --------
                                                                       12,327
--------------------------------------------------------------------------------
INDUSTRIALS -- 14.7%
  American Woodmark                                     20,200            813
  Aviall*                                               21,000            478
  DRS Technologies*                                     55,700          2,379
  Esterline Technologies*#                              71,600          2,549
  Flowserve*                                            65,900          1,662
  Griffon*                                              89,000          2,232


--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
  Toro#                                                 26,200       $  1,899
  Universal Forest Products                             53,700          2,318
                                                                     --------
                                                                       14,330
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 19.2%
  Ansys*                                                76,200          2,338
  Anteon International*                                 34,800          1,288
  Captiva Software*                                     83,700            819
  Daktronics*                                           84,100          2,180
  Diodes*                                               59,800          1,487
  OmniVision Technologies*                              89,400          1,595
  Rofin-Sinar Technologies*                             57,100          2,227
  Sonic Solutions*#                                     90,400          1,745
  Take-Two Interactive Software*#                       55,400          1,936
  Trimble Navigation Ltd.*#                             95,000          2,999
                                                                     --------
                                                                       18,614
--------------------------------------------------------------------------------
MATERIALS -- 4.3%
  Century Aluminum*#                                    47,100          1,207
  Schnitzer Steel Industries, Cl A#                     36,000          1,358
  Scotts*#                                              24,200          1,659
                                                                     --------
                                                                        4,224
--------------------------------------------------------------------------------
UTILITIES -- 1.9%
  Energen                                               31,700          1,834
--------------------------------------------------------------------------------

Total Common Stocks (Cost $82,746)                                     95,201
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 3.6%
  Armada Money Market Fund, Class I+                 3,457,072          3,457
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $3,457)                        3,457
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 101.6% (Cost $86,203)**                                98,658
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 31.6% FLOATING RATE NOTE -- 1.0%
  Morgan Stanley
   2.143%, 02/18/05                                     $1,000          1,000
--------------------------------------------------------------------------------
MASTER NOTE -- 2.6%
  Bear Stearns
   2.213%, 02/18/05                                      2,500          2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 28.0%
Bank of America
   2.110%, 12/01/04                                     16,207         16,207
  Bear Stearns
   2.183%, 12/01/04                                      1,000          1,000
  Lehman Brothers
   2.133%, 12/01/04                                     10,000         10,000
                                                                     --------
                                                                       27,207
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $30,707)++                               30,707
--------------------------------------------------------------------------------

Total Investments -- 133.2% (Cost $116,910)                           129,365
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (33.2)%
  Investment Advisory Fees Payable                                   $    (77)
  12b-1 Fees Payable
   Class I                                                                 (9)
  Administration Fees Payable                                              (5)
  Custody Fees Payable                                                     (2)
  Payable For Collateral For Loaned Securities                        (30,707)
  Other Assets & Liabilities                                           (1,413)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                (32,213)
--------------------------------------------------------------------------------

TOTAL NET ASSETS-- 100.0%                                            $ 97,152
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest (unlimited authorization --
  no par value)                                                      $ 87,847
Accumulated net investment loss                                          (200)
Accumulated net realized loss on investments and futures               (3,023)
Net unrealized appreciation on investments and futures                 12,528
--------------------------------------------------------------------------------
Total Net Assets                                                     $ 97,152
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($95,383,821 / 8,954,628 outstanding shares of
  beneficial interest)                                                 $10.65
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($1,274,821 / 119,858 outstanding shares of beneficial interest)     $10.64
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.64 / 94.50%)          $11.26
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($54,114 / 5,108 outstanding shares of beneficial interest)          $10.59
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($439,678 / 41,488 outstanding shares of beneficial interest)        $10.60
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $86,203.
     GROSS UNREALIZED APPRECIATION (000)          $13,395
     GROSS UNREALIZED DEPRECIATION (000)             (940)
                                                  -------
     NET UNREALIZED APPRECIATION (000)            $12,455
                                                  =======
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $29,778.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
CL -- CLASS


FUTURES CONTRACTS:

                                     NOTIONAL
                       NUMBER          COST                         UNREALIZED
                         OF           AMOUNT       EXPIRATION      APPRECIATION
DESCRIPTION           CONTRACTS       (000)           DATE            (000)
-----------           ---------      --------      ----------      ------------
Russell 2000 Index        3            $878         12/17/04           $73

$832,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.

SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA SMALL CAP GROWTH FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 92.9%
BASIC MATERIALS -- 2.2%
  Century Aluminum*#                                    28,600       $    733
  Olympic Steel*#                                       42,400          1,145
                                                                     --------
                                                                        1,878
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 13.0%
  Administaff*#                                         53,200            793
  Akamai Technologies*                                  63,700            825
  Altiris*#                                             49,800          1,394
  Corillian*                                           118,000            686
  Hiedrick & Struggles International*#                  27,200            936
  Insight Enterprises*                                  34,800            704
  Intervoice*                                           68,300            888
  Kforce*                                               86,000          1,030
  Korn/Ferry International*#                            41,900            781
  Labor Ready*#                                         47,400            753
  Opsware*#                                            186,500          1,277
  Viisage Technology*#                                 120,000            968
                                                                     --------
                                                                       11,035
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.7%
  Pacific Sunwear*                                      27,300            606
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 4.9%
  Aquantive*#                                          126,800          1,102
  Ask Jeeves*#                                          34,300            886
  CKE Restaurants#                                      55,900            699
  Nautilus Group#                                       31,500            686
  Shuffle Master*#                                      16,500            760
                                                                     --------
                                                                        4,133
--------------------------------------------------------------------------------
ENERGY -- 6.0%
  Comstock Resources*                                   19,000            413
  Global Industries*                                   134,400          1,153
  Grey Wolf*#                                           80,600            443
  LoneStar Technologies*                                24,200            760
  Maverick Tube*#                                       25,100            796
  National-Oilwell*#                                    12,800            463
  Rowan*                                                16,300            422
  Tesco*                                                21,407            219
  Todco, Cl A*                                          24,400            427
                                                                     --------
                                                                        5,096
--------------------------------------------------------------------------------
FINANCIALS -- 6.4%
  East-West Bancorp#                                    17,700            734
  Harris & Harris Group*#                               47,800            706
  Instinet Group*                                      236,600          1,417
  Intersections*                                        35,600            641
  Knight Trading Group*#                               113,100          1,290
  Raymond James Financial#                              20,950            620
                                                                     --------
                                                                        5,408
--------------------------------------------------------------------------------
HEALTHCARE -- 6.6%
  Corgentech*#                                          36,200            659
  CV Therapeutics*#                                     27,800            603
  Endo Pharmaceuticals Holdings*                        34,800            713


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  Incyte*#                                              68,400       $    702
  Integra LifeSciences Holdings*                        23,800            809
  Nuvelo*                                               11,321            110
  Onyx Pharmacueticals*#                                21,900            685
  Renovis, Inc.*#                                       52,400            760
  Vnus Medical Technologies*                            37,400            561
                                                                     --------
                                                                        5,602
--------------------------------------------------------------------------------
INDUSTRIALS -- 11.6%
  AK Steel*                                             62,100            802
  Applied Films*                                        45,500          1,008
  Brooks Automation*#                                   54,300            833
  Capstone Turbine*                                    116,547            218
  Cymer*                                                27,600            840
  Intevac*                                             157,800          1,112
  Kulicke & Soffa Industries*#                         114,200            854
  Newport*                                              71,400            881
  Rudolph Technologies*                                 40,600            650
  Stolt Offshore ADR*                                  145,400            852
  TTM Technologies*                                     90,900            944
  Ultratech Stepper*                                    47,900            825
                                                                     --------
                                                                        9,819
--------------------------------------------------------------------------------
TECHNOLOGY -- 34.6%
  ADC Telecommunications*                              337,300            793
  Agere Systems, Cl A*                                 885,000          1,212
  Ariba*                                                57,800            954
  Arris Group*                                         165,600            942
  Atmel*#                                              185,700            659
  Avocent*                                              22,700            861
  California Micro Devices*                            113,000            983
  Extreme Networks*                                    132,000            902
  Informatica*                                         104,200            813
  Integrated Circuit Systems*                           25,900            612
  Interwoven*                                          111,200          1,079
  McDATA*                                              176,900            999
  Microtune*                                           190,600          1,140
  Mindspeed Technologies-W I*#                         437,000          1,092
  Mykrolis*                                             80,700            989
  Netgear*#                                             44,300            727
  ON Semiconductor*                                    219,200            800
  Packeteer*                                            62,400            811
  Paradyne Networks*                                   270,100          1,048
  PMC-Sierra*#                                          97,500          1,076
  QLogic*                                               26,800            922
  Sigmatel*                                             27,600            988
  Silicon Storage Technology*                          109,700            763
  SimpleTech*                                          169,000            840
  Skyworks Solutions*#                                  90,400            898
  Sonus Networks*                                      211,000          1,395
  Therma-Wave*                                         265,900            851
  Trident Microsystems*#                                68,834          1,074
  Vitesse Semiconductor*#                              301,900            984
  Webmethods*                                          171,000          1,050
  Westell Technologies*                                151,300            991
                                                                     --------
                                                                       29,248
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 6.9%
  AT Road*                                             138,300       $    834
  Broadwing*#                                          126,390            839
  Dycom Industries*                                     23,200            676
  Linktone Ltd. ADR*#                                  141,056          1,309
  Micromuse*                                           235,700          1,239
  Powerwave Technologies*#                             113,100            915
                                                                     --------
                                                                        5,812
--------------------------------------------------------------------------------

Total Common Stocks (Cost $68,836)                                     78,637
--------------------------------------------------------------------------------
FOREIGN STOCKS -- 5.9%
CAYMAN ISLANDS -- 4.9%
  O2Micro International*                                74,600            903
  Shanda Interactive*#                                  37,300          1,497
  Sina*#                                                46,800          1,728
                                                                     --------
                                                                        4,128
--------------------------------------------------------------------------------
IRELAND -- 1.0%
  Radware Ltd.*                                         35,200            894
--------------------------------------------------------------------------------

Total Foreign Common Stocks (Cost $3,945)                               5,022
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 3.3%
  Armada Money Market Fund, Class I+                 2,797,659          2,798
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $2,798)                        2,798
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 102.1% (Cost $75,579)**                                86,457
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 33.4% FLOATING RATE NOTES -- 8.8%
  Lehman Brothers
   2.153%, 05/16/05                                    $ 5,000          5,000
  Morgan Stanley
   2.143%, 02/18/05                                      2,500          2,500
                                                                     --------
                                                                        7,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 24.6%
  Bank of America
   2.110%, 12/01/04                                     10,803         10,803
  Bear Stearns
   2.183%, 12/01/04                                     10,000         10,000
                                                                     --------
                                                                       20,803
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $28,303)++                               28,303
--------------------------------------------------------------------------------

Total Investments -- 135.5% (Cost $103,882)                           114,760
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (35.5)%
  Investment Advisory Fees Payable                                   $    (73)
  12b-1 Fees Payable
   Class I                                                                 (5)
   Class A                                                                 (3)
   Class B                                                                 (1)
  Administration Fees Payable                                              (5)
  Custody Fees Payable                                                     (2)
  Payable For Collateral For Loaned Securities                        (28,303)
  Other Assets & Liabilities                                           (1,718)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                (30,110)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $ 84,650
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest (unlimited authorization --
  no par value)                                                      $164,135
Accumulated net investment loss                                          (683)
Accumulated net realized loss on investments and futures              (89,932)
Net unrealized appreciation on investments and futures                 11,130
--------------------------------------------------------------------------------
Total Net Assets                                                     $ 84,650
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($57,423,190 / 6,109,316 outstanding shares of
  beneficial interest)                                                  $9.40
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($21,986,120 / 2,381,099 outstanding shares of beneficial
  interest)                                                             $9.23
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.23 / 94.50%)            $9.77
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($4,356,152 / 495,318 outstanding shares of beneficial interest)      $8.79
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($762,561 / 86,526 outstanding shares of beneficial interest)         $8.81
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class R
  ($122,114 / 13,272 outstanding shares of beneficial interest)         $9.20
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $75,579.
     GROSS UNREALIZED APPRECIATION (000)          $11,995
     GROSS UNREALIZED DEPRECIATION (000)           (1,117)
                                                  -------
     NET UNREALIZED APPRECIATION (000)            $10,878
                                                  =======
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $26,482.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

FUTURES CONTRACTS:
                                     NOTIONAL
                         NUMBER        COST                      UNREALIZED
                           OF         AMOUNT     EXPIRATION     APPRECIATION
DESCRIPTION             CONTRACTS     (000)         DATE            (000)
--------------          ---------    --------    ----------     ------------
Russell 2000 Index         16         $4,822      12/17/04          $252

$224,000 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS)
ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA SMALL CAP VALUE FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS -- 95.7%
BASIC MATERIALS -- 3.2%
  GrafTech International*#                           1,561,200       $ 14,894
  Minerals Technologies                                152,539         10,121
  Spartech                                             470,305         13,145
                                                                     --------
                                                                       38,160
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 3.4%
  ABM Industries#                                      467,500         10,262
  Advisory Board*                                      195,200          6,955
  Insight Enterprises*                                 552,901         11,185
  Spherion*#                                         1,560,364         12,296
                                                                     --------
                                                                       40,698
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 4.9%
  Apogee Enterprises                                   496,390          7,238
  Children's Place Retail Stores*                      404,800         12,816
  Christopher & Banks#                                 609,535         12,026
  Cooper Tire & Rubber#                                267,204          5,456
  Noble International#                                 358,900          7,074
  Stage Stores*#                                       314,078         12,874
                                                                     --------
                                                                       57,484
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 4.1%
  Cott*#                                               895,250         22,873
  Darling International*                             3,228,090         13,300
  Jarden*#                                             308,308         11,830
                                                                     --------
                                                                       48,003
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.3%
  Buffalo Wild Wings*                                  368,700         12,215
  M T R Gaming Group*                                  810,211          8,151
  Media General                                         85,538          5,320
  Nautilus Group#                                      326,298          7,110
  O'Charleys*                                          585,083         11,117
  Rc2*                                                 361,499         11,311
  Regis                                                158,807          7,091
                                                                     --------
                                                                       62,315
--------------------------------------------------------------------------------
ENERGY -- 8.6%
  Core Laboratories N.V.*                              318,600          7,503
  Energy Partners*#                                    376,753          7,298
  Hanover Compressor*#                                 693,948         10,132
  Key Energy Group*                                  1,039,249         13,011
  LoneStar Technologies*                               320,514         10,064
  Range Resources#                                     497,800         10,324
  Spinnaker Exploration*#                              277,497         10,065
  Tesco*                                             1,264,541         12,911
  Todco, Cl A*                                         389,610          6,822
  Willbros Group*#                                     780,171         14,051
                                                                     --------
                                                                      102,181
--------------------------------------------------------------------------------
FINANCIALS -- 23.6%
  Allmerica Financial*                                 368,573         11,997
  AmerUs Group#                                        337,757         14,716
  Aspen Insurance Holdings                             383,950          9,503
  Commercial Federal Savings & Loan                    381,979         11,127
  Delphi Financial Group, Cl A#                        133,891          6,221


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  EMC Insurance                                        484,024       $ 10,508
  Endurance Specialty Holdings                         370,030         12,422
  Flagstar Bancorp                                     295,154          6,431
  Fulton Financial                                     449,034         10,058
  GATX#                                                382,430         11,259
  MAF Bancorp                                          263,307         12,086
  Montpelier Re Holdings                               232,370          8,581
  Newalliance Bancshares#                              981,176         14,747
  Odyssey Re Holdings#                                 578,700         13,976
  Platinum Underwriters Holdings                       467,650         13,941
  Primus Guaranty Limited*#                            933,878         13,401
  Raymond James Financial#                             302,427          8,946
  Reinsurance Group of America#                        330,046         15,321
  Rli                                                  257,275         10,716
  Scottish Annuity & Life Holdings                     237,263          5,457
  Sky Financial Group                                  513,702         14,877
  South Financial Group                                375,321         11,892
  Sterling Bancshares                                  785,900         11,458
  Trustmark                                             35,294          1,087
  United National Group, Cl A*                         388,334          6,893
  Webster Financial                                    217,310         10,876
                                                                     --------
                                                                      278,497
--------------------------------------------------------------------------------
HEALTHCARE -- 6.0%
  Cambrex                                              349,621          8,671
  First Health Group*                                  593,700         10,580
  Invacare#                                            158,300          7,996
  LabOne*#                                             407,023         12,272
  Polymedical Industries#                              346,843         12,330
  Stewart Enterprises, Cl A*                         1,568,274         11,636
  Wellcare Health Plans*                               229,856          7,532
                                                                     --------
                                                                       71,017
--------------------------------------------------------------------------------
INDUSTRIALS -- 13.0%
  Agco*                                                436,100          9,502
  Brooks Automation*#                                  791,306         12,146
  Bucyrus International                                303,518         11,989
  Capstone Turbine*                                  3,345,047          6,255
  Casella Waste Systems, Cl A*                       1,123,914         16,982
  Chicago Bridge & Iron                                298,990         11,571
  Duratek*                                             588,000         13,530
  Gardner Denver*                                      283,396          9,749
  Harsco                                               288,480         15,333
  Hydrogenics*#                                      2,161,100         11,173
  Kennametal                                           267,500         13,723
  Oshkosh Truck, Cl B                                  225,960         14,195
  Ultratech Stepper*#                                  458,721          7,904
                                                                     --------
                                                                      154,052
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 5.2%
  Biomed Realty Trust                                  532,004         10,475
  Corporate Office Properties Trust#                   458,438         12,735
  Digital Realty Trust*#                               755,581          9,641
  First Potomac Realty Trust                           368,615          8,475
  Highland Hospitality                                 806,231          9,078
  U-Store-It-Trust                                     648,049         11,056
                                                                     --------
                                                                       61,460
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 11.1%
  Avnet*                                               495,332       $  9,114
  Avocent*                                             316,800         12,016
  Infocus*                                           1,422,945          9,534
  Integrated Silicon Solutions*                      1,165,000          8,924
  Inter-Tel                                            520,930         14,753
  Itron*#                                              458,200          9,920
  MSC Software*#                                     1,307,990         12,439
  Multi-Fineline Electronix*                           788,254         14,401
  Ptek Holdings*                                     1,012,200         10,658
  Sybase*                                              603,700         10,402
  Triquint Semiconductor*                            2,018,600         8,741
  Verity*                                              723,661          9,921
                                                                     --------
                                                                      130,823
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.0%
  Powerwave Technologies*#                           1,480,270         11,972
--------------------------------------------------------------------------------
TRANSPORTATION -- 4.8%
  Old Dominion*                                        414,922         13,008
  OMI#                                                 510,200         10,903
  Pacer*                                               777,949         15,217
  SCS Transportation*                                  414,396          8,764
  Top Tankers*#                                        409,674          9,238
                                                                     --------
                                                                       57,130
--------------------------------------------------------------------------------
UTILITIES -- 1.5%
  Puget Energy#                                        239,516          5,629
  UGI                                                  139,585          5,664
  Vectren                                              247,235          6,473
                                                                     --------
                                                                       17,766
--------------------------------------------------------------------------------

Total Common Stocks (Cost $967,608)                                 1,131,558
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 5.9%
  Armada Advantage Institutional Money
   Market Fund Class I+                             70,069,290         70,069
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $70,069)                      70,069
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 101.6% (Cost $ 1,037,677)**                         1,201,627
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR            VALUE
                                                        (000)           (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 23.2% COMMERCIAL PAPER -- 0.9%
  Countrywide Home Loans
   2.100%, 12/01/04                                    $ 9,999       $  9,999
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 2.1%
  First Tennessee Bank
   2.080%, 06/07/05                                      9,998          9,998
  Lehman Brothers
   2.153%, 05/16/05                                      5,000          5,000
  Morgan Stanley
   2.143%, 02/18/05                                      5,000          5,000
   2.143%, 08/19/05                                      5,000          5,000
                                                                     --------
                                                                       24,998
--------------------------------------------------------------------------------
MASTER NOTE -- 0.4%
  Bear Stearns
   2.213%, 12/01/04                                      5,000          5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 19.8%
  Bank of America
   2.110%, 12/01/04                                     24,532         24,532
  Bear Stearns
   2.183%, 12/01/04                                     50,000         50,000
  Dresdner Securities
   2.110%, 12/01/04                                    160,000        160,000
                                                                     --------
                                                                      234,532
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $274,529)++                             274,529
--------------------------------------------------------------------------------

Total Investments -- 124.8% (Cost $1,312,206)                       1,476,156
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (24.8)%
  Investment Advisory Fees Payable                                       (963)
  12b-1 Fees Payable
   Class I                                                                (81)
   Class A                                                                (33)
   Class B                                                                 (6)
   Class C                                                                 (8)
  Administration Fees Payable                                             (65)
  Custody Fees Payable                                                    (10)
  Payable For Collateral For Loaned Securities                       (274,529)
  Other Assets & Liabilities                                          (17,691)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (293,386)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $1,182,770
--------------------------------------------------------------------------------

ARMADA EQUITY FUNDS
STATEMENT OF NET ASSETS

ARMADA SMALL CAP VALUE FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                      VALUE
                                                                      (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization--
  no par value)                                                    $  749,374
Accumulated net investment loss                                          (379)
Undistributed net realized gain on investments                        269,825
Net unrealized appreciation on investments                            163,950
--------------------------------------------------------------------------------
Total Net Assets                                                   $1,182,770
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($893,501,468 / 34,887,520 outstanding shares of
  beneficial interest)                                                 $25.61
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($242,846,109 / 9,827,271 outstanding shares of beneficial
  interest)                                                            $24.71
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($24.71 / 94.50%)          $26.15
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($18,893,944 / 789,497 outstanding shares of beneficial interest)    $23.93
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($27,528,690 / 1,152,182 outstanding shares of beneficial interest)  $23.89
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $1,037,677.
     GROSS UNREALIZED APPRECIATION (000)          $174,559
     GROSS UNREALIZED DEPRECIATION (000)           (10,609)
                                                  --------
     NET UNREALIZED APPRECIATION (000)            $163,950
                                                  ========
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $261,024.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA ASSET ALLOCATION FUNDS                                       STATEMENT OF
STATEMENT OF NET ASSETS                                   ASSETS AND LIABILITIES

ARMADA AGGRESSIVE ALLOCATION FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS -- 82.0%
  Armada Large Cap Growth Fund, Class I                296,810        $ 5,538
  Armada Large Cap Value Fund, Class I                 296,045          5,255
--------------------------------------------------------------------------------

Total Affiliated Equity Funds (Cost $9,743)                            10,793
--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUND -- 10.3%
  Armada Bond Fund, Class I                            134,039          1,358
--------------------------------------------------------------------------------

Total Affiliated Fixed Income Fund (Cost $1,355)                        1,358
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 7.8%
  Armada Money Market Fund, Class I                  1,021,753          1,022
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $1,022)                        1,022
--------------------------------------------------------------------------------

Total Investments -- 100.1% (Cost $ 12,120)*                           13,173
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (0.1)%                                       (9)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $13,164
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $12,120.
     GROSS UNREALIZED APPRECIATION (000)          $1,053
     GROSS UNREALIZED DEPRECIATION (000)              --
                                                  ------
     NET UNREALIZED APPRECIATION (000)            $1,053
                                                  ======

SEE NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
ASSETS
  Investments in affiliates, at value (Cost $12,120)                  $13,173
  Dividends and interest receivable                                         6
                                                                      -------
     Total Assets                                                      13,179
                                                                      -------
LIABILITIES
  Payable for shares of beneficial interest redeemed                        8
  Administration fees payable                                               1
  Custody fees payable                                                      1
  Other liabilities                                                         5
                                                                      -------
     Total Liabilities                                                     15
                                                                      -------
TOTAL NET ASSETS                                                      $13,164
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                            $12,808
Undistributed net investment income                                        16
Accumulated net realized loss on investments                             (713)
Net unrealized appreciation on investments                              1,053
--------------------------------------------------------------------------------
Total Net Assets                                                      $13,164
--------------------------------------------------------------------------------

Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($6,540,853 / 676,254
  outstanding shares of beneficial interest)                           $ 9.67
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($3,852,986 / 400,249 outstanding shares of beneficial interest)     $ 9.63
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.63 / 95.25%)           $10.11
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
 ($1,617,653 / 170,794 outstanding shares of beneficial interest)      $ 9.47
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($1,152,117 / 121,371 outstanding shares of beneficial interest)     $ 9.49
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS
STATEMENT OF NET ASSETS

ARMADA BALANCED ALLOCATION FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
U.S. COMMON STOCKS -- 50.3%
BASIC MATERIALS -- 3.1%
  3M                                                    11,990       $    954
  Alcoa                                                  9,800            333
  E.I. DuPont de Nemours                                12,560            569
  Ecolab#                                               21,790            762
  Freeport-McMoran Copper & Gold, Cl B#                 17,891            700
  MeadWestvaco                                          22,891            770
  Praxair                                               13,242            595
  Weyerhaeuser                                           8,890            587
                                                                     --------
                                                                        5,270
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 1.6%
  Affiliated Computer Services, Cl A*#                  15,430            913
  Automatic Data Processing                             11,520            525
  First Data                                            15,910            654
  Getty Images*                                         12,000            699
                                                                     --------
                                                                        2,791
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 1.3%
  Lowe's                                                16,880            934
  Office Depot*                                         39,170            643
  Wal-Mart Stores                                       13,930            725
                                                                     --------
                                                                        2,302
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 3.6%
  Albertson's#                                          13,510            342
  Colgate-Palmolive                                     21,270            978
  Constellation Brands, Cl A*                            8,985            402
  Dean Foods*                                           24,376            772
  General Mills                                         12,067            549
  Gillette                                              18,100            787
  Kraft Foods                                           18,025            616
  Kroger#                                               23,270            377
  PepsiCo                                               26,030          1,299
                                                                     --------
                                                                        6,122
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 4.2%
  Carnival                                               2,400            127
  Clear Channel Communications                          17,680            595
  Comcast, Cl A*                                        25,929            779
  Gannett                                                7,720            637
  International Game Technology                         21,360            755
  Starbucks*#                                           17,770          1,000
  Starwood Hotels & Resorts Worldwide*                  13,000            680
  Time Warner*                                          71,390          1,264
  Walt Disney                                           19,740            531
  Wynn Resorts*#                                        14,330            832
                                                                     --------
                                                                        7,200
--------------------------------------------------------------------------------
ENERGY -- 3.7%
  Anadarko Petroleum                                     3,972            277
  ChevronTexaco                                         16,760            915
  ConocoPhillips                                         4,972            452
  Exxon Mobil                                           24,750          1,269
  Halliburton                                           17,930            741
  Occidental Petroleum                                   4,040            243


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  Royal Dutch Petroleum                                 14,500       $    830
  Transocean                                            10,630            428
  Weatherford International*                            13,500            721
  Williams                                              29,650            494
                                                                     --------
                                                                        6,370
--------------------------------------------------------------------------------
FINANCIALS -- 10.0%
  Aegon#                                                 6,450             80
  American International Group                          33,306          2,110
  Bank of America                                       26,110          1,208
  Chubb                                                 12,040            917
  Citigroup                                             60,690          2,716
  Everest Re Group                                       7,920            667
  Genworth                                              20,330            535
  Goldman Sachs                                         13,990          1,466
  JP Morgan Chase                                       36,270          1,365
  KeyCorp                                               14,200            473
  MBNA                                                  32,480            863
  Merrill Lynch                                         11,410            636
  MetLife#                                              14,100            550
  Morgan Stanley                                        17,320            879
  St. Paul Travelers                                     5,423            198
  U.S. Bancorp                                          25,150            745
  Wachovia#                                             17,210            891
  Wells Fargo                                           14,995            926
                                                                     --------
                                                                       17,225
--------------------------------------------------------------------------------
HEALTHCARE -- 7.5%
  Abbott Laboratories                                   19,240            807
  Alcon*                                                 7,583            565
  Amgen*                                                24,590          1,476
  Biogen Idec*                                          11,960            702
  Biomet                                                18,990            909
  Bristol-Myers Squibb                                  10,570            248
  Eli Lilly                                              7,360            393
  Genentech*#                                           12,350            596
  GlaxoSmithKline ADR                                   30,910          1,315
  Johnson & Johnson                                     29,220          1,763
  Medtronic                                             13,430            645
  Merck                                                 25,860            725
  Pfizer                                                67,080          1,863
  Wyeth Pharmaceuticals                                 20,868            832
                                                                     --------
                                                                       12,839
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.3%
  Deere                                                  9,990            716
  General Electric                                      85,339          3,018
  United Technologies                                    2,940            287
                                                                     --------
                                                                        4,021
--------------------------------------------------------------------------------
TECHNOLOGY -- 9.3%
  Adobe Systems                                         12,560            761
  Agilent Technologies*                                 62,260          1,425
  Amdocs*                                               25,390            656
  Cisco Systems*                                        27,310            511
  Dell*                                                 36,030          1,460
  eBay*                                                 13,140          1,478

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  Electronic Arts*#                                     17,200       $    841
  Intel                                                 27,410            613
  International Business Machines                       20,960          1,975
  Linear Technology                                     18,930            722
  Lockheed Martin#                                       6,830            416
  Microsoft                                            100,540          2,695
  Northrop Grumman                                       6,440            363
  Texas Instruments                                     32,970            797
  Yahoo!*                                               34,320          1,291
                                                                     --------
                                                                       16,004
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 1.4%
  BellSouth                                             14,530            390
  NII Holdings*#                                        12,640            547
  SBC Communications                                    23,450            590
  Verizon Communications                                20,340            838
                                                                     --------
                                                                        2,365
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.9%
  Burlington Northern Santa Fe                          13,292            598
  Union Pacific                                         14,560            924
                                                                     --------
                                                                        1,522
--------------------------------------------------------------------------------
UTILITIES -- 1.4%
  Dominion Resources of Virginia                         4,340            284
  Exelon                                                22,970            958
  TXU#                                                  17,050          1,071
                                                                     --------
                                                                        2,313
--------------------------------------------------------------------------------

Total U.S. Common Stocks (Cost $74,941)                                86,344
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 14.4%
AUSTRALIA -- 0.3%
  Aristocrat Leisure (Consumer Discretionary)            3,650             25
  Australian Gas Light (Energy)                          1,550             16
  BHP Billiton (Basic Materials)#                        7,950            189
  Bluescope Steel (Materials)                            3,250             21
  Brambles Industries (Industrial)#                      7,700             42
  Coles Myer (Consumer Discretionary)                    3,800             29
  Computershare (Industrials)                           20,850             87
  CSL (Healthcare)                                         550             11
  Macquarie Infrastructure Group (Financials)            3,100             10
  Qbe Insurance Group (Financials)                       1,650             18
  SouthCorp (Consumer Staples)                           7,500             21
                                                                     --------
                                                                          469
--------------------------------------------------------------------------------
AUSTRIA -- 0.2%
  Bank Austria Creditanstalt (Financials)*                 950             81
  Erste Bank der Oesterreichischen Sparkassen
   (Financials)*                                         3,200            163
  Mayr-Melnof Karton (Materials)*                          200             32
  Wienerberger (Industrials)*                            1,900             84
                                                                     --------
                                                                          360
--------------------------------------------------------------------------------
BELGIUM -- 0.5%
  Colruyt NV (Consumer Staples)                            575             91
  Dexia (Financials)                                     8,000            170


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  Electrabel (Energy)*                                     500       $    202
  Fortis (Financials)*                                   4,500            119
  Kbc Bankverzekeringsholding (Financials)*              1,400            104
  Mobistar (Telecommunications)*                           350             29
  UCB (Healthcare)                                       1,000             52
  Umicore (Materials)*                                     950             86
                                                                     --------
                                                                          853
--------------------------------------------------------------------------------
BERMUDA -- 0.0%
  Frontline Limited, ADR (Industrials)#                    500             30
  Ship Finance International (Financials)                   67              2
                                                                     --------
                                                                           32
--------------------------------------------------------------------------------
CANADA -- 0.5%
  Canadian Natural Resources (Energy)                   18,170            789
--------------------------------------------------------------------------------
DENMARK -- 0.2%
  A.P. Moller-Maersk (Industrials)*                          6             49
  Danske Bank (Financials)*                              1,800             54
  GN Store Nord (Telecommunications)*                    4,200             43
  H. Lundbeck (Healthcare)*#                               700             13
  Jyske Bank (Financials)*                                 700             25
  Novo-Nordisk, Cl B (Healthcare)*                         800             43
  TDC A/S (Telecommunications)*                            750             31
  William Demant (Healthcare)*                             500             22
                                                                     --------
                                                                          280
--------------------------------------------------------------------------------
FINLAND -- 0.1%
  Nokia Oyj, ADR (Information Technology)*#             12,100            196
--------------------------------------------------------------------------------
FRANCE -- 0.5%
  Assuarances Generales de France (Financials)*            250             17
  Autoroutes Du Sud de la France (Financials)*             200             10
  AXA, ADR (Financials)*                                 5,800            136
  BNP Paribas (Consumer Discretionary)                   1,850            129
  Bouygues (Financials)                                    500             22
  Dassault Systemes (Information Technology)             1,100             57
  Essilor International (Consumer Staples)*                400             27
  European Aeronautic Defense and Space
   (Industrials)*                                        1,000             30
  Group Danone (Consumer Staples)                          700             62
  Lafarge (Industrials)                                    250             23
  Neopost (Industrials)                                    100              7
  Peugeot (Consumer Discretionary)                         600             37
  Sanofi-Aventis, ADR (Healthcare)#                      3,850            145
  TotalFinaElf, ADR (Energy)#                            1,950            214
                                                                     --------
                                                                          916
--------------------------------------------------------------------------------
GERMANY -- 0.5%
  SAP ADR (Technology)*                                 19,600            872
--------------------------------------------------------------------------------
HONG KONG -- 0.5%
  Cheung Kong Holdings (Financials)                     12,000            116
  China Moble (Telecommunications)                       4,200             69
  CLP Holdings (Utilities)                              17,375            100
  CNOOC (Energy)#                                          500             28
  Dah Sing Banking Group (Financials)                   57,575            120
  Espirit Holdings (Consumer Discretionary)              7,000             38

ARMADA ASSET ALLOCATION FUNDS
STATEMENT OF NET ASSETS

ARMADA BALANCED ALLOCATION FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- CONTINUED
HONG KONG -- CONTINUED
  Hang Seng Investment Index Fund, Series H
   Shares (Registered Investment Company)                8,000       $     51
  Hutchison Whampoa (Industrials)                       12,150            109
  Hutchison Whampoa Rights (Industrials)                    91             --
  New World Development (Financials)                    18,000             20
  Sung Hung Kai Properties (Financials)                 10,835            108
  Swire Pacific, Cl A (Financials)                       7,855             63
  Techtronic Industries (Information Technology)         8,740             17
                                                                     --------
                                                                          839
--------------------------------------------------------------------------------
IRELAND -- 0.2%
  Bank of Ireland (Financials)                           7,393            113
  CRH (Materials)                                        2,050             52
  Elan, ADR (Healthcare)*#                               1,525             40
  Irish Life & Permanent (Financials)                    4,000             69
                                                                     --------
                                                                          274
--------------------------------------------------------------------------------
ISRAEL -- 0.3%
  Teva Pharmaceutical Industries ADR
   (Healthcare)                                         16,450            449
--------------------------------------------------------------------------------
ITALY -- 0.2%
  Banca Intesa (Financials)*                             7,900             35
  Bulgari (Consumer Staples)*                            5,550             63
  Enel (Energy)#                                         4,470             40
  Eni, ADR (Materials)#                                    500             61
  Pirelli (Consumer Discretionary)*                      4,650              6
  RCS Media Group (Telecommunications)*                  3,000             16
  Telecom Italia Mobile (Telecommunications)*            5,400             36
  Telecom Italia, ADR (Telecommunications)*              1,450             56
                                                                     --------
                                                                          313
--------------------------------------------------------------------------------
JAPAN -- 1.5%
  Asahi Glass (Industrials)                              2,000             22
  Benesse (Industrials)                                    900             29
  Bridgestone (Consumer Discretionary)                   3,800             69
  Brother Industries (Industrials)                         850              7
  Canon (Consumer Discretionary)                         2,200            110
  Citzen Watch (Consumer Discretionary)                  1,700             15
  Dai Nippon Printing (Industrials)                      5,550             83
  Daiei Finance (Financials)                             7,000             82
  Daikin Kogyo (Industrials)                             1,000             26
  Daiwa Securities (Financials)                          5,400             37
  Denso (Consumer Discretionary)                         2,600             62
  Fanuc (Information Technology)                           300             19
  Furukawa Electric (Industrials)                       20,000             99
  Hirose Electric (Industrials)                            200             21
  Honda Motor (Consumer Discretionary)                   4,650            111
  Hoya (Healthcare)                                        620             65
  Jafco (Industrials)*                                     200             12
  JFE Holdings (Financials)*                             3,200             92
  Keyence (Information Technology)                         200             45
  Komatsu (Industrials)                                  3,000             20
  Kyocera (Consumer Discretionary)#                      1,050             74
  Leopalace21 (Financials)                                 600             10
  Mitsubishi (Consumer Discretionary)                    9,200            117
  Mitsubishi Chemical (Materials)                       17,000             51


--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
  Mitsubishi Tokyo Financial Group (Financials)*         9,400       $     89
  Mitsui Osk Lines (Industrials)                           750              5
  Nidec (Industrials)                                      300             35
  Nippon Telegraph & Telephone
   (Telecommunications)                                  2,650             59
  Nippon Yusen Kabushiki (Industrials)                     750              4
  Nissan Chemicals Industries (Materials)                2,000             16
  Nomura Holdings (Financials)                           8,400            118
  Obayashi Corp. (Industrials)                          17,000            106
  Osaka Gas (Utilities)                                  7,535             23
  Shimano (Industrials)                                  2,600             69
  Shin-Etsu Chemical (Materials)                         3,700            144
  Shinko Electric Industries (Information
   Technology)                                             100              3
  Shinsei Bank (Financials)#                             2,000             13
  Softbank (Information Technology)*                     1,100             54
  Suzuki Motor (Consumer Discretionary)                  1,000             18
  Takeda Chemical Industries (Materials)                 1,600             79
  Terumo (Industrials)                                     700             18
  Tokyo Electron (Information Technology)                  500             28
  Toyota Motor (Consumer Discretionary)                  4,300            321
  Trend Micro (Information Technology)*                  1,200             63
  UniCharm (Consumer Discretionary)                      2,300            107
  USS (Industrials)                                         50              5
  Yamada Denki (Industrials)#                              200              9
                                                                     --------
                                                                        2,664
--------------------------------------------------------------------------------
NETHERLANDS -- 0.8%
  ABN AMRO Holdings (Financials)                         6,000            147
  ASM Lithography Holding (Information
   Technology)*                                          2,550             39
  DSM (Materials)                                        2,250            135
  ING Groep, ADR (Financials)                            3,200             88
  Koninklijke KPN (Telecommunications)                   9,400             82
  Koninklijke Philips Electronics (Consumer
   Discretionary)*                                       4,820            124
  Reed Elsevier (Industrials)                           10,480            140
  TPG (Industrials)                                      2,350             62
  Unilever (Consumer Discretionary)                      8,530            537
                                                                     --------
                                                                        1,354
--------------------------------------------------------------------------------
NORWAY -- 0.2%
  DNB (Financials)*                                     11,900            112
  Norsk Hydro (Energy)*                                  1,844            151
  Telenor (Telecommunications)*                         18,100            160
                                                                     --------
                                                                          423
--------------------------------------------------------------------------------
PORTUGAL -- 0.0%
  Brisa Auto Estradas de Portugal (Industrials)*         7,250             64
--------------------------------------------------------------------------------
SPAIN -- 0.1%
  Acerinox (Materials)                                     750             11
  Gamesa (Energy)                                        2,700             35
  Inditex (Consumer Discretionary)                         300              9
  Metrovacesa (Financials)                                 100              5
  Repsol YPF, ADR (Energy)                               1,240             30
  Telefonica, ADR (Telecommunications)                   2,600            137
                                                                     --------
                                                                          227
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
SWEDEN -- 0.6%
  Atlas Copco, Cl A (Industrials)*                         900       $     40
  Foreningssparbanken (Financials)*                      2,650             65
  Hennes & Mauritz (Consumer Discretionary)*             5,000            161
  Investor (Financials)*                                   350              4
  Nordea (Financials)*                                  15,750            154
  Sandvik (Industrials)*                                 1,800             73
  Scania (Industrials)*                                    800             32
  SKF (Materials)*                                         800             34
  Svenska Cellulosa (Consumer Discretionary)*            2,050             85
  Telefonaktie Bolaget LM Ericsson, ADR
   (Telecommunications)*#                                4,235            141
  Telia (Telecommunications)*                           16,400            100
  Volvo, ADR (Consumer Discretionary)                    1,900             77
                                                                     --------
                                                                          966
--------------------------------------------------------------------------------
SWITZERLAND -- 0.5%
  Givaudan (Consumer Staples)*                              50             33
  Logitech International (Industrials)*#                 1,550             92
  Nestle (Consumer Staples)*                               492            126
  Nobel Biocare Holding (Healthcare)*                       50              9
  Novartis, ADR (Healthcare)*                            3,000            144
  Roche Holdings (Healthcare)*                             870             92
  Serono (Healthcare)*#                                    800             13
  STMicroelectronics (Information Technology)*           2,000             40
  Syngenta, ADR (Energy)                                   900             19
  UBS (Financials)*                                      2,197            178
  Zurich Financial Services (Financials)                   235             36
                                                                     --------
                                                                          782
--------------------------------------------------------------------------------
UNITED KINGDOM -- 6.7%
  3I Group (Financials)                                  2,400             30
  AstraZeneca, ADR (Healthcare)#                         3,050            120
  Aviva (Financials)                                     7,905             88
  BAA (Industrials)                                      2,555             28
  BAE Systems, ADR (Industrials)#                        2,630             49
  Barclays (Financials)#                                 3,300            137
  BP (Energy)                                            5,300            325
  British Land (Financials)                              1,550             24
  Burberry Group (Consumer Discretionary)               10,600             81
  Cable & Wireless (Telecommunications)                  8,200             18
  Capita Group (Industrials)                             5,750             39
  Centrica (Utilities)                                  15,300             73
  Cobham (Industrials)                                     300              8
  Gold Bullion Securities (Basic Materials)            185,000          8,316
  GUS (Industrials)#                                     2,600             43
  HBOS (Financials)                                      8,000            112
  HSBC Holdings, ADR (Financials)#                       3,150            269
  Inchcape (Consumer Discretionary)                        250              8
  International Power (Industrials)*                    25,550             74
  Kelda Group (Energy)                                   1,600             17
  Kesa Electricals (Consumer Discretionary)                850              4
  Land Securities Group (Financials)                     1,450             36
  Lloyds TSB Group, ADR (Financials)#                    2,300             75
  Man Group (Financials)                                 1,200             34
  MMO2 (Telecommunications)*                            17,850             39
  Northern Rock (Financials)                               750             10


--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
  Pennon Group (Energy)                                    500       $      9
  Royal Bank of Scotland Group (Financials)              6,177            190
  SABMiller (Consumer Staples)                          14,000            236
  Scottish Southern Electric (Industrials)               2,450             39
  Shell Transport & Trading (Industrials)#               2,300            116
  Slough Estates (Financials)                            1,300             12
  Tesco (Consumer Discretionary)                        41,650            240
  United Utilities (Utilities)                           9,500            102
  Vodafone Group, ADR (Telecommunications)#             13,465            367
  William Hill (Information Technology)                  5,955             59
  Xstrata (Materials)                                    1,900             34
  Yell Group (Industrials)                               6,250             52
                                                                     --------
                                                                       11,513
--------------------------------------------------------------------------------

Total Foreign Common Stocks (Cost $21,953)                             24,635
--------------------------------------------------------------------------------
MUTUAL FUNDS -- 0.7%
  India Fund*#                                           8,725            235
  Ishares MSCI Brazil Index#                            10,100            210
  Ishares MSCI Emerging Markets Index#                   2,500            488
  Ishares MSCI Taiwan Index Fund#                       27,590            311
  Latin America Equity Fund*                             1,300             26
--------------------------------------------------------------------------------

Total Mutual Funds (Cost $1,134)                                        1,270
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.7%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.7%
   7.000%, 06/01/31 to 10/01/33                         $  287            304
   6.500%, 07/01/32 to 09/01/32                            982          1,032
   6.000%, 09/01/32                                         91             94
   6.000%, 12/01/34 TBA                                  2,730          2,818
   5.500%, 02/01/32 to 12/01/33                          1,745          1,768
   5.500%, 12/01/34 TBA                                  2,800          2,832
   5.000%, 09/01/33 to 11/01/33                            915            905
   5.000%, 12/01/34 TBA                                  3,145          3,103
   4.500%, 12/01/34 TBA                                    450            432
                                                                     --------
                                                                       13,288
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.0%
   7.500%, 11/15/29                                          5              6
   6.500%, 09/15/28 to 10/15/33                            166            175
   6.000%, 08/15/32 to 11/15/33                            348            360
   5.500%, 10/15/33 to 11/15/33                            105            107
   5.500%, 12/01/34 TBA                                    700            712
   5.000%, 05/15/33 to 04/15/34                            368            367
                                                                     --------
                                                                        1,727
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
  (Cost $15,051)                                                       15,015
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.5%
FEDERAL HOME LOAN BANK -- 1.9%
   3.375%, 09/14/07#                                       325            325
   2.625%, 10/16/06                                      1,405          1,391
   1.940%, 12/13/04 DN ++ #                              1,500          1,499
                                                                     --------
                                                                        3,215
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS
STATEMENT OF NET ASSETS

ARMADA BALANCED ALLOCATION FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- CONTINUED
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.3%
   2.000%, 12/13/04 DN ++ #                             $3,900       $  3,897
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION-- 3.3%
   7.250%, 01/15/10#                                     1,540          1,767
   6.625%, 11/15/30#                                       710            823
   4.375%, 09/15/12#                                       835            829
   2.020%, 12/20/04 DN ++ #                                800            799
   1.980%, 12/13/04 DN ++ #                              1,550          1,549
                                                                     --------
                                                                        5,767
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $12,882)                12,879
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 5.2%
U.S. TREASURY BONDS -- 0.7%
   6.250%, 08/15/23#                                     1,085          1,245
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 4.5%
   6.500%, 02/15/10#                                       185            209
   3.500%, 11/15/06#                                     3,330          3,363
   3.250%, 08/15/08#                                     3,595          3,572
   1.625%, 03/31/05#                                       480            479
                                                                     --------
                                                                        7,623
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $8,936)                           8,868
--------------------------------------------------------------------------------
CORPORATE BONDS -- 5.1%
AEROSPACE -- 0.2%
  Boeing #
   6.100%, 03/01/11                                        290            314
--------------------------------------------------------------------------------
AUTOMOTIVE -- 0.2%
  Ford Motor Credit
   7.000%, 10/01/13                                        200            209
  General Motors
   6.875%, 09/15/11                                        195            199
                                                                     --------
                                                                          408
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.2%
  Alcoa #
   6.500%, 06/01/11                                        100            112
   6.000%, 01/15/12 #                                      100            108
  Weyerhaeuser
   6.875%, 12/15/33                                        150            164
                                                                     --------
                                                                          384
--------------------------------------------------------------------------------
CABLE -- 0.1%
  Comcast Cable Communications #
   7.125%, 06/15/13                                         90            102
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.1%
  Centex
   5.125%, 10/01/13                                        110            108
  Yum! Brands
   7.650%, 05/15/08                                         85             95
                                                                     --------
                                                                          203
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.1%
  Kroger
   7.250%, 06/01/09                                     $  180       $    200
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.2%
  Clear Channel Communications
   5.750%, 01/15/13                                        125            128
  News America (A)
   6.200%, 12/15/34                                        175            174
  Walt Disney
   6.200%, 06/20/14                                         60             65
                                                                     --------
                                                                          367
--------------------------------------------------------------------------------
ENERGY -- 0.1%
  EnCana
   6.500%, 08/15/34                                        100            107
  XTO Energy
   4.900%, 02/01/14                                        100             98
                                                                     --------
                                                                          205
--------------------------------------------------------------------------------
FINANCIALS -- 2.6%
  American General Finance
   3.875%, 10/01/09                                        200            196
  Associates
   6.875%, 11/15/08                                        365            402
  Bank of America
   7.800%, 09/15/16                                        370            446
  Bear Stearns
   7.800%, 08/15/07                                         20             22
  Cit Group Holdings #
   7.750%, 04/02/12                                         50             59
  Credit Suisse First Boston
   6.500%, 01/15/12                                        335            372
  General Electric Capital
   5.450%, 01/15/13                                        375            393
  Goldman Sachs
   6.125%, 02/15/33                                        200            202
  Household Finance
   5.875%, 02/01/09                                        350            373
   4.125%, 11/16/09                                         40             40
  International Lease Finance
   3.500%, 04/01/09                                        175            170
  Istar Financial
   5.125%, 04/01/11                                        150            150
  JP Morgan Chase
   5.125%, 09/15/14                                        215            214
  Key Bank
   5.800%, 07/01/14                                        100            105
  Lehman Brothers Holdings
   7.000%, 02/01/08                                        210            229
  MBNA
   6.125%, 03/01/13                                        200            213
  Morgan Stanley Dean Witter #
   5.300%, 03/01/13                                        400            409
  SLM
   5.125%, 08/27/12                                        225            229
  Wachovia
   6.400%, 04/01/08                                        175            189

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  WR Berkley
   6.150%, 08/15/19                                     $  100       $     99
                                                                     --------
                                                                        4,512
--------------------------------------------------------------------------------
INDUSTRIALS -- 0.2%
  International Paper
   5.850%, 10/30/12                                        200            211
  Systems 2001 Asset Trust (A)
   6.664%, 09/15/13                                        126            138
                                                                     --------
                                                                          349
--------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
  Pulte Homes
   6.375%, 05/15/33                                        150            145
  Simon Property Group 144A
   5.625%, 08/15/14                                        100            102
                                                                     --------
                                                                          247
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
  Equity Office Properties Trust #
   4.750%, 03/15/14                                        110            105
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.5%
  BellSouth
   5.200%, 09/15/14                                        100            100
  Deutsche Telecom
   8.500%, 06/15/10                                        135            160
  France Telecom
   8.750%, 03/01/11                                        100            119
  GTE
   6.940%, 04/15/28                                        200            216
  Sprint Capital
   8.375%, 03/15/12                                        100            121
  Telecom Italia #
   5.250%, 11/15/13                                        105            105
                                                                     --------
                                                                          821
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.1%
  Union Pacific
   6.125%, 01/15/12                                        180            195
--------------------------------------------------------------------------------
UTILITIES -- 0.2%
  AEP Texas Central
   6.650%, 02/15/33                                         90             97
  Dominion Resources
   6.750%, 12/15/32                                        160            172
                                                                     --------
                                                                          269
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $8,523)                                     8,681
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.7%
AUTOMOTIVE -- 0.8%
  AESOP Funding II LLC, Series 2002-1A,
   Cl A (A)
   3.850%, 10/20/06                                        400            403
  Ford Credit Automotive Owner Trust,
   Series 2003-B, Cl A4
   2.410%, 08/15/07                                        600            594


--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
  Household Automotive Trust, Series 2003-1,
   Cl A3
   1.730%, 12/17/07                                     $  420       $    418
                                                                     --------
                                                                        1,415
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 0.1%
  Saxon Asset Securities Trust, Series 1999-3,
   Cl AF6
   7.525%, 06/25/14                                        165            168
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
  Detroit Edison, Securitization Funding LLC,
   Series 2001-1, Cl A6
   6.620%, 03/01/16                                        580            657
  PSE&G Transition Funding LLC, Series 2001-1,
   Cl A8
   6.890%, 12/15/17                                        565            655
                                                                     --------
                                                                        1,312
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $2,727)                             2,895
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.2%
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1A3
   6.350%, 09/15/07                                        282            288
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $273)                     288
--------------------------------------------------------------------------------
FOREIGN BONDS -- 1.5%
  GERMANY -- 1.1%
   German Treasury Bill
   2.080%, 02/16/05++                              EUR     200            265
   2.060%, 01/12/05++                              EUR   1,206          1,599
                                                                     --------
                                                                        1,864
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.1%
  New Zealand Treasury Bill
   6.360%, 01/12/05++                              NZD     267            190
--------------------------------------------------------------------------------
SWEDEN -- 0.1%
  Sweden Treasury Bill
   2.040%, 02/16/05++                              SEK   1,200            177
--------------------------------------------------------------------------------
UNITED KINGDOM -- 0.2%
  United Kingdom Treasury Bill
   4.680%, 01/17/05++                              GBP     220            418
--------------------------------------------------------------------------------

Total Foreign Bonds (Cost $2,556)                                       2,649
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 8.4%
  Armada Advantage Institutional Money
   Market Fund Class I+                             14,446,841         14,447
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $14,447)                      14,447
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 103.7% (Cost $ 163,423)**                             177,971
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS
STATEMENT OF NET ASSETS

ARMADA BALANCED ALLOCATION FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 21.8% FLOATING RATE NOTE -- 1.5%
  Morgan Stanley
   2.143%, 02/18/05                                    $ 2,500       $  2,500
--------------------------------------------------------------------------------
MASTER NOTE -- 1.5%
  Bear Stearns
   2.213%, 12/01/04                                      2,500          2,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 18.8%
  Bank of America
   2.110%, 12/01/04                                     21,588         21,588
  Bear Stearns
   2.183%, 12/01/04                                      4,000          4,000
  Lehman Brothers
   2.133%, 12/01/04                                      6,798          6,798
                                                                     --------
                                                                       32,386
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $37,386)++                               37,386
--------------------------------------------------------------------------------

Total Investments -- 125.5% (Cost $200,809)                           215,357
--------------------------------------------------------------------------------

Other Assets & Liabilities -- (25.5)%                                 (43,755)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $171,602
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
** AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $163,423.
     GROSS UNREALIZED APPRECIATION (000)               $15,985
     GROSS UNREALIZED DEPRECIATION (000)                (1,437)
                                                       -------
     NET UNREALIZED APPRECIATION (000)                 $14,548
                                                       =======
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $36,401.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ EFFECTIVE YIELD AT PURCHASE DATE
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
DN -- DISCOUNT NOTE
EUR -- EURO DOLLAR
GBP -- BRITISH POUND
LLC -- LIMITED LIABILITY COMPANY
NZD -- NEW ZEALAND DOLLAR
SEK -- SWEDISH KRONA
TBA -- TO BE ANNOUNCED


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUTURES CONTRACTS:

                                     NOTIONAL                      UNREALIZED
                         NUMBER        COST                       APPRECIATION
                           OF         AMOUNT      EXPIRATION     (DEPRECIATION)
DESCRIPTION            CONTRACTS      (000)          DATE            (000)
--------------         ---------     --------     ----------     --------------
CAC 40 Euro Index          5          $  249       12/17/04           $ (4)
DAX Index                  4             719       12/17/04             29
DJ Euro Stoxx 50          25             841       12/17/04             36
Hang Seng Index            4             361       12/31/04              1
Ibex 35 Index              5             563       12/17/04              4
MSCI Sing Index           17             501       12/30/04             (4)
MSCI Taiwan Index         27             652       12/30/04              4
OMX 830 Index             20             216       12/25/04              1
S&P 500
  Composite Index         20           5,633       12/17/04            237
SPI 200 Index              6             435       12/17/04             12
                                                                      ----
                                                                      $316
                                                                      ====

$549,545 IS HELD BY THE BROKER AS COLLATERAL TO COVER MARGIN REQUIREMENTS FOR THE ABOVE OPEN FUTURES CONTRACTS (LONG POSITIONS)

ASSETS IN AN AMOUNT AT LEAST EQUAL TO THE NOTIONAL COST AMOUNT OF OPEN FUTURES CONTRACTS HAVE BEEN SEGREGATED ON THE BOOKS OF THE FUND.


FOREIGN CURRENCY EXCHANGE CONTRACTS:

                    CONTRACTS TO                     CONTRACTS     UNREALIZED
SETTLEMENT            RECEIVE      IN EXCHANGE       AT VALUE     APPRECIATION
MONTH       TYPE       (000)        FOR (000)          (000)         (000)
--------------------------------------------------------------------------------
02/05       Buy      CNY  3,249       $400             $400           $--
04/05       Buy      SGD    560        336              343             7
                                     ------           ------         -----
                                      $736             $743           $ 7
                                     ======           ======         =====
CNY -- CHINESE YUAN
SGD -- SINGAPORE DOLLARS
SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    STATEMENT OF
                                                          ASSETS AND LIABILITIES


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
ASSETS
  Investments, at value
   (Cost $163,423)                                                   $177,971
  Foreign currency, at value
   (Cost $642)                                                            658
  Short term investments held as
   collateral for loaned securities                                    37,386
  Receivable for shares of beneficial
   interest sold                                                          165
  Receivable for investments sold                                       2,323
  Future variation margin receivable                                      335
  Dividends and interest receivable                                       804
  Unrealized appreciation on foreign
   currency exchange contract                                               7
  Other assets                                                             17
                                                                     --------
     Total Assets                                                     219,517
                                                                     --------
LIABILITIES
  Payable for collateral for loaned securities                         37,386
  Payable for investments purchased                                    10,306
  Investment advisory fees payable                                        109
  Administration fees payable                                              10
  Custody fees payable                                                      4
  12b-1 fees payable
   Class I                                                                 10
   Class A                                                                  2
   Class B                                                                  2
   Class C                                                                  1
  Accrued expenses payable                                                 50
  Other liabilities                                                        35
                                                                     --------
     Total Liabilities                                                 47,915
                                                                     --------
TOTAL NET ASSETS                                                     $171,602
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                          $170,314
Undistributed net investment income                                       539
Accumulated net realized loss on investments and futures              (14,140)
Net unrealized appreciation of foreign currency and translation
  of other assets and liabilities in foreign currency                      25
Net unrealized appreciation on investments and futures                 14,864
--------------------------------------------------------------------------------
Total Net Assets                                                     $171,602
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($142,923,687 / 14,528,074
  outstanding shares of beneficial interest)                           $ 9.84
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($19,774,448 / 2,007,745 outstanding shares of beneficial interest)  $ 9.85
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.85 / 95.25%)           $10.34
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($7,064,111 / 717,201 outstanding shares of beneficial interest)     $ 9.85
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($1,840,171 / 187,564 outstanding shares of beneficial interest)     $ 9.81
--------------------------------------------------------------------------------

ARMADA ASSET ALLOCATION FUNDS                                       STATEMENT OF
STATEMENT OF NET ASSETS                                   ASSETS AND LIABILITIES

ARMADA CONSERVATIVE ALLOCATION FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                        NUMBER          VALUE
                                                      OF SHARES         (000)
--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS -- 42.1%
  Armada Large Cap Growth Fund, Class I                130,423        $ 2,434
  Armada Large Cap Value Fund, Class I                 130,770          2,321
--------------------------------------------------------------------------------

Total Affiliated Equity Funds (Cost $4,186)                             4,755
--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUND -- 50.8%
  Armada Intermediate Bond Fund, Class I               531,944          5,729
--------------------------------------------------------------------------------

Total Affiliated Fixed Income Fund (Cost $5,637)                        5,729
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 7.0%
  Armada Money Market Fund, Class I                    793,730            794
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $794)                            794
--------------------------------------------------------------------------------

Total Investments -- 99.9% (Cost $ 10,617)*                            11,278
--------------------------------------------------------------------------------

Other Assets & Liabilities -- 0.1%                                         10
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                            $11,288
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $10,617.
     GROSS UNREALIZED APPRECIATION (000)          $661
     GROSS UNREALIZED DEPRECIATION (000)            --
                                                  ----
     NET UNREALIZED APPRECIATION (000)            $661
                                                  ====
SEE NOTES TO FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
ASSETS
  Investments in affiliates, at value (Cost $10,617)                  $11,278
  Dividends and interest receivable                                        17
                                                                      -------
     Total Assets                                                      11,295
                                                                      -------
LIABILITIES
  Administration fees payable                                               1
  Custody fees payable                                                      1
  Other liabilities                                                         5
                                                                      -------
     Total Liabilities                                                      7
                                                                      -------
TOTAL NET ASSETS                                                      $11,288
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                           $10,799
Undistributed net investment income                                        12
Accumulated net realized loss on investments                             (184)
Net unrealized appreciation on investments                                661
--------------------------------------------------------------------------------
Total Net Assets                                                      $11,288
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($5,269,523 / 513,080
  outstanding shares of beneficial interest)                           $10.27
--------------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share -- Class A ($3,684,020 / 358,893
  outstanding shares of beneficial interest)                           $10.26
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.26 / 95.25%)          $10.77
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,146,007 / 111,995 outstanding shares of beneficial interest)     $10.23
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($1,188,731 / 116,057 outstanding shares of beneficial interest)     $10.24
--------------------------------------------------------------------------------

                                                       ARMADA FIXED INCOME FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 40.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.7%
   9.500%, 10/01/20                                    $   269       $    303
   9.000%, 05/01/20                                        110            114
   8.500%, 05/01/06 to 06/01/17                             50             56
   8.000%, 07/01/25                                        214            233
   7.500%, 07/01/10 to 05/01/11                            147            157
   7.000%, 11/01/10 to 11/01/28                          1,627          1,728
   6.500%, 10/01/07 to 11/01/10                            186            197
                                                                     --------
                                                                        2,788
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 35.3%
   9.500%, 05/01/18                                         30             33
   9.000%, 07/01/09 to 11/01/24                            278            312
   8.500%, 11/01/09                                         13             13
   7.000%, 01/01/33 to 10/01/33                          2,846          3,021
   6.500%, 12/01/08 to 09/01/32                         11,389         11,963
   6.000%, 07/01/28 to 01/01/34                            504            521
   6.000%, 12/01/34 TBA                                 27,670         28,561
   5.870%, 01/01/09                                      5,156          5,440
   5.500%, 12/01/33                                     13,869         14,056
   5.500%, 12/01/34 TBA                                 33,000         33,382
   5.000%, 12/01/34 TBA                                 41,570         41,011
   4.500%, 12/01/34 TBA                                  4,550          4,372
                                                                     --------
                                                                      142,685
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 4.5%
   9.000%, 02/20/19                                         25             28
   8.500%, 09/15/21 to 08/15/22                            110            121
   8.250%, 04/20/17 to 07/20/17                             41             45
   8.000%, 03/15/08 to 01/15/30                            419            455
   7.500%, 12/15/29                                         56             61
   6.500%, 06/15/32 to 10/15/33                          1,233          1,300
   6.000%, 08/15/32 to 11/15/34                          3,717          3,849
   5.500%, 12/01/34 TBA                                  8,100          8,234
   5.000%, 05/15/33 to 09/15/33                          4,067          4,056
                                                                     --------
                                                                       18,149
--------------------------------------------------------------------------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $163,503)                                                     163,622
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 11.3%
U.S. TREASURY BONDS -- 2.9%
   6.250%, 08/15/23#                                    10,335         11,862
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 8.4%
   6.500%, 02/15/10#                                     2,430          2,744
   4.750%, 05/15/14#                                     1,465          1,511
   3.500%, 11/15/06#                                    29,365         29,649
                                                                     --------
                                                                       33,904
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $46,129)                         45,766
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 37.8%
FEDERAL HOME LOAN BANK -- 9.5%
   3.375%, 09/14/07#                                     3,260          3,256
   3.000%, 08/15/05                                      6,800          6,818


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
   2.625%, 10/16/06 DN ++                              $ 1,485       $  1,470
   1.940%, 12/13/04 DN ++ #                             26,850         26,833
                                                                     --------
                                                                       38,377
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.3%
   2.000%, 12/13/04 DN ++ #                             33,500         33,478
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 20.0%
   7.250%, 01/15/10#                                    23,010         26,395
   6.625%, 11/15/30#                                     8,905         10,328
   4.375%, 09/15/12 DN ++ #                              8,260          8,196
   2.250%, 05/15/06 DN ++ #                                845            835
   2.023%, 12/20/04 DN ++ #                              8,400          8,391
   1.980%, 12/13/04 DN ++ #                             26,550         26,532
                                                                     --------
                                                                       80,677
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $152,344)              152,532
--------------------------------------------------------------------------------
CORPORATE BONDS -- 22.3%
AEROSPACE -- 0.8%
  Boeing #
   6.100%, 03/01/11                                      2,850          3,084
--------------------------------------------------------------------------------
AUTOMOTIVE -- 1.1%
  Ford Motor Credit
   7.000%, 10/01/13                                      2,280          2,383
  General Motors
   7.200%, 01/15/11                                      1,710          1,760
   6.875%, 09/15/11                                        450            460
                                                                     --------
                                                                        4,603
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.6%
  Weyerhaeuser
   6.875%, 12/15/33                                      2,350          2,567
--------------------------------------------------------------------------------
CABLE -- 0.3%
  Comcast Cable Communications #
   7.125%, 06/15/13                                        765            867
   6.750%, 01/30/11 #                                      200            222
                                                                     --------
                                                                        1,089
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.6%
  Centex
   5.125%, 10/01/13                                      1,250          1,227
  Yum! Brands
   7.650%, 05/15/08                                      1,100          1,226
                                                                     --------
                                                                        2,453
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.5%
  Kroger
   7.250%, 06/01/09                                      1,350          1,504
   6.800%, 04/01/11                                        640            715
                                                                     --------
                                                                        2,219
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.4%
  Clear Channel Communications
   5.750%, 01/15/13                                      1,350          1,380

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
CONSUMER SERVICES -- CONTINUED
  News America
   6.200%, 12/15/34                                    $ 1,725       $  1,710
  Walt Disney
   6.200%, 06/20/14                                      2,310          2,512
                                                                     --------
                                                                        5,602
--------------------------------------------------------------------------------
ENERGY -- 0.6%
  EnCana
   6.500%, 08/15/34                                      1,075          1,148
  XTO Energy
   4.900%, 02/01/14                                      1,100          1,086
                                                                     --------
                                                                        2,234
--------------------------------------------------------------------------------
FINANCIALS -- 10.4%
  American General Finance
   3.875%, 10/01/09                                      2,000          1,960
  Associates
   6.875%, 11/15/08                                      4,100          4,516
  Bank of America
   7.800%, 09/15/16                                      1,715          2,068
   7.400%, 01/15/11 #                                      355            411
  Bear Stearns
   7.800%, 08/15/07                                      1,030          1,139
  Cit Group Holdings #
   7.750%, 04/02/12                                        805            947
  Credit Suisse First Boston
   6.500%, 01/15/12                                      3,000          3,334
  General Electric Capital
   5.450%, 01/15/13                                      1,260          1,320
  General Electric Capital, Cl A
   6.000%, 06/15/12                                      2,630          2,853
  Goldman Sachs
   6.125%, 02/15/33                                      2,150          2,174
  Household Finance
   5.875%, 02/01/09                                      1,515          1,615
   4.125%, 11/16/09                                      1,480          1,465
  Inter-American Development Bank
   7.375%, 01/15/10                                      1,200          1,391
  International Lease Finance
   3.500%, 04/01/09                                      1,900          1,842
  JP Morgan Chase
   5.125%, 09/15/14                                      2,350          2,345
  Key Bank
   5.800%, 07/01/14                                        950            996
  MBNA
   6.125%, 03/01/13                                      2,015          2,146
   5.625%, 11/30/07                                        935            980
  Morgan Stanley
   5.300%, 03/01/13                                      2,910          2,973
  SLM
   5.125%, 08/27/12                                      2,510          2,551
  Wachovia
   6.400%, 04/01/08                                      1,905          2,061
  WR Berkley
   6.150%, 08/15/19                                      1,085          1,077
                                                                     --------
                                                                       42,164
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
HEALTHCARE -- 0.1%
  Anthem Insurance 144A (A)
   9.125%, 04/01/10                                    $   290       $    350
--------------------------------------------------------------------------------
INDUSTRIALS -- 1.0%
  International Paper
   5.850%, 10/30/12                                      2,125          2,249
  Systems 2001 Asset Trust
   6.664%, 09/15/13                                      1,465          1,607
                                                                     --------
                                                                        3,856
--------------------------------------------------------------------------------
REAL ESTATE -- 0.2%
  Pulte Homes
   6.375%, 05/15/33                                      1,050          1,013
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 0.9%
  Equity Office Properties Trust #
   4.750%, 03/15/14                                      1,075          1,030
  Istar Financial
   5.125%, 04/01/11                                      1,460          1,460
  Simon Property Group 144A (A)
   5.625%, 08/15/14                                      1,200          1,226
                                                                     --------
                                                                        3,716
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.5%
  Compaq Computer
   7.650%, 08/01/05                                      2,000          2,063
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 2.2%
  BellSouth
   5.200%, 09/15/14                                      1,000          1,003
  Deutsche Telecom
   8.500%, 06/15/10                                      1,405          1,667
  France Telecom (B)
   8.750%, 03/01/11                                      1,340          1,592
  GTE
   6.940%, 04/15/28                                      2,000          2,159
  Sprint Capital
   8.375%, 03/15/12                                      1,050          1,270
  Telecom Italia #
   5.250%, 11/15/13                                      1,000          1,000
                                                                     --------
                                                                        8,691
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.3%
  Union Pacific
   6.125%, 01/15/12                                      1,200          1,300
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
  AEP Texas Central
   6.650%, 02/15/33                                      1,235          1,330
  Dominion Resources
   6.750%, 12/15/32                                      1,700          1,824
                                                                     --------
                                                                        3,154
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $88,114)                                   90,158
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 7.9%
AUTOMOTIVE -- 4.3%
  AESOP Funding II LLC, Series 2002-1A,
   Cl A
   3.850%, 10/20/06                                    $ 7,960       $  8,023
  Household Automotive Trust, Series 2003-1,
   Cl A3
   1.730%, 12/17/07                                      9,185          9,137
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                        299            301
                                                                     --------
                                                                       17,461
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 1.2%
  Bear Stearns, Series 1999-2, Cl AF2
   7.910%, 10/25/29                                        756            800
  Saxon Asset Securities Trust, Series 1999-3,
   Cl AF6
   7.525%, 06/25/14                                      3,679          3,746
                                                                     --------
                                                                        4,546
--------------------------------------------------------------------------------
UTILITIES -- 2.4%
  Detroit Edison, Securitization Funding LLC,
   Series 2001-1, Cl A6
   6.620%, 03/01/16                                      2,605          2,950
  Export Funding Trust, Series 1995-A, Cl A
   8.210%, 12/29/06                                        908            950
  PSE&G Transition Funding LLC,
   Series 2001-1, Cl A8
   6.890%, 12/15/17                                      5,050          5,856
                                                                     --------
                                                                        9,756
--------------------------------------------------------------------------------

Total Asset Backed Securities (Cost $30,484)                           31,763
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.5%
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1A3
   6.350%, 09/15/07                                      6,134          6,267
  Residential Accredit Loans, Series 1999-QS3,
   Cl A8
   6.500%, 03/25/29                                         14             14
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $5,992)                 6,281
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.7%
  Armada Advantage Institutional Money
   Market Fund Class I+                              6,798,242          6,798
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund
  (Cost $6,798)                                                         6,798
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 123.0% (Cost $ 493,364)*                              496,920
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 49.3% COMMERCIAL PAPER -- 4.9%
  Countrywide Home Loans
   2.100%, 12/01/04                                    $ 9,999       $  9,999
  Four Winds Funding
   2.130%, 12/01/04                                      9,999          9,999
                                                                     --------
                                                                       19,998
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 5.6%
  First Tennessee Bank
   2.080%, 06/07/05                                      9,998          9,998
  Lehman Brothers
   2.153%, 05/16/05                                      5,000          5,000
  Morgan Stanley
   2.143%, 02/18/05                                      2,500          2,500
   2.143%, 08/19/05                                      5,000          5,000
                                                                     --------
                                                                       22,498
--------------------------------------------------------------------------------
MASTER NOTE -- 1.8%
  Bear Stearns
   2.213%, 12/01/04                                      7,500          7,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 37.0%
  Bank of America
   2.113%, 12/01/04                                     19,397         19,397
  Bear Stearns
   2.138%, 12/01/04                                     55,000         55,000
  Dresdner Securities
   2.110%, 12/01/04                                     25,000         25,000
  Lehman Brothers
   2.133%, 12/01/04                                     49,951         49,951
                                                                     --------
                                                                      149,348
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $199,344)++                             199,344
--------------------------------------------------------------------------------

Total Investments -- 172.3% (Cost $692,708)                           696,264
--------------------------------------------------------------------------------

OTHER ASSETS & LIABILITIES -- (72.3)%
  Investment Advisory Fees Payable                                       (191)
  12b-1 Fees Payable
   Class I                                                                (28)
   Class A                                                                 (1)
  Administration Fees Payable                                             (23)
  Custody Fees Payable                                                     (6)
  Payable For Collateral For Loaned Securities                       (199,344)
  Payable For Investment Securities Purchased                         (95,313)
  Other Assets & Liabilities                                            2,626
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (292,280)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $403,984
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization --
  no par value)                                                      $425,395
Distributions in excess of net investment income                          (85)
Accumulated net realized loss on investments                          (24,882)
Net unrealized appreciation on investments                              3,556
--------------------------------------------------------------------------------
Total Net Assets                                                     $403,984
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($390,814,987 / 38,573,571 outstanding shares of
  beneficial interest)                                                 $10.13
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($11,685,776 / 1,150,756 outstanding shares of
  beneficial interest)                                                 $10.15
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.15 / 95.50%)          $10.63
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,171,664 / 115,513 outstanding shares of beneficial interest)     $10.14
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($312,025 / 30,799 outstanding shares of beneficial interest)        $10.13
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $493,364.
     GROSS UNREALIZED APPRECIATION (000)               $ 5,309
     GROSS UNREALIZED DEPRECIATION (000)                (1,753)
                                                       -------
     NET UNREALIZED APPRECIATION (000)                 $ 3,556
                                                       =======
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $195,109.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ EFFECTIVE YIELD AT PURCHASE DATE.
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2004.
CL -- CLASS
DN -- DISCOUNT NOTE
LLC -- LIMITED LIABILITY COMPANY
TBA -- TO BE ANNOUNCED
SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA FIXED INCOME FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA GOVERNMENT MORTGAGE FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 96.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.8%
  12.250%, 08/01/15                                    $   177       $    199
   9.750%, 11/01/08 to 04/01/09                             82             87
   9.250%, 08/01/13                                         10             10
   9.000%, 04/01/06 to 09/01/20                            542            604
   8.750%, 06/01/16 to 05/01/17                             80             89
   8.500%, 03/01/06 to 01/01/22                            339            371
   8.000%, 04/01/07 to 03/01/22                            307            336
   7.500%, 05/15/22                                        190            193
   7.000%, 05/01/31                                        565            600
   6.000%, 10/01/32                                      2,459          2,539
                                                                     --------
                                                                        5,028
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 73.6%
  12.500%, 05/01/15                                        220            253
  11.250%, 05/01/14                                         19             22
  10.000%, 06/01/21                                         29             32
   9.500%, 09/01/11                                         71             72
   9.000%, 06/01/09 to 10/01/19                             81             89
   8.500%, 11/01/21 to 09/01/23                             77             86
   8.000%, 12/01/17 to 03/01/23                            217            228
   7.500%, 09/01/22 to 05/01/32                          2,734          2,931
   7.000%, 12/01/15 to 10/01/32                          4,291          4,555
   6.500%, 12/01/12 to 05/01/33                          5,726          6,021
   6.500%, 12/01/34 TBA                                  1,000          1,049
   6.000%, 09/01/17                                      5,606          5,877
   6.000%, 12/01/34 TBA                                 46,000         47,481
   5.500%, 11/01/09                                      1,214          1,242
   5.500%, 12/01/34 TBA                                 59,000         59,682
   5.000%, 07/01/18 to 10/01/19                         12,568         12,754
   5.000%, 12/01/19 to 12/01/34 TBA                     40,400         39,965
   4.500%, 04/01/18 to 11/01/19                         14,339         14,285
   4.500%, 12/01/34 TBA                                  8,000          7,688
                                                                     --------
                                                                      204,312
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 21.5%
  17.000%, 11/15/11                                         69             83
  16.000%, 11/15/11                                          3              3
  15.000%, 06/15/11 to 01/15/13                          1,244          1,458
  14.500%, 09/15/12 to 08/15/14                             12             13
  14.000%, 05/15/11 to 02/15/15                            522            609
  13.500%, 05/15/10 to 02/15/15                            514            599
  13.000%, 11/15/10 to 06/20/15                            615            708
  12.750%, 09/20/13 to 12/20/14                            104            118
  12.500%, 04/15/10 to 01/20/16                          1,210          1,372
  12.000%, 08/15/12 to 01/15/16                            487            565
  11.500%, 02/15/13 to 08/15/14                            125            143
   9.250%, 12/15/16 to 05/15/21                             97            108
   9.000%, 02/15/05 to 11/15/24                          1,269          1,402
   8.750%, 08/15/08 to 12/15/16                             88             97
   8.500%, 01/15/17 to 09/15/24                            602            663
   8.250%, 03/15/06 to 06/15/16                            110            119
   8.000%, 04/15/17 to 05/20/30                          2,138          2,327
   7.500%, 09/20/15 to 09/20/30                          4,384          4,737


--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
   7.000%, 12/15/10 to 06/15/32                       $  8,490       $  9,033
   6.500%, 10/15/22 to 09/15/31                          4,572          4,842
   6.500%, 12/01/34 TBA                                  6,000          6,321
   6.000%, 10/20/28 to 07/20/29                          3,465          3,592
   5.500%, 01/15/33 to 07/15/33                          7,803          7,952
   5.000%, 05/15/33 to 09/15/33                         12,895         12,860
                                                                     --------
                                                                       59,724
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
  (Cost $267,664)                                                     269,064
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 0.9%
U.S. TREASURY NOTES -- 0.9%
   4.750%, 05/15/14#                                     2,500          2,578
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $2,504)                           2,578
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 58.5%
FEDERAL HOME LOAN BANK -- 16.4%
   1.942%, 12/13/04 DN, ++, #                           45,400         45,371
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 22.5%
   2.003%, 12/14/04 DN, ++                               4,000          3,997
   1.997%, 12/13/04 DN, ++, #                           58,600         58,561
                                                                     --------
                                                                       62,558
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 19.6%
   2.023%, 12/20/04 DN, ++, #                            6,500          6,493
   1.983%, 12/13/04 DN, ++, #                           47,900         47,868
                                                                     --------
                                                                       54,361
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $162,290)              162,290
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.4%
  Security Mortgage Acceptance Corporation II, Series B,
   Cl 4
   9.000%, 12/01/16                                        518            548
  Structured Mortgage Asset Residential Trust,
   Series 1992-2, Cl  I
   8.250%, 06/25/19                                        477            504
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $1,050)                 1,052
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.1%
  Armada Government Money Market Fund,
   Class I+                                          5,719,582          5,720
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $5,720)                        5,720
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 158.8% (Cost $ 439,228)*                              440,704
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA GOVERNMENT MORTGAGE FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 49.6% COMMERCIAL PAPER -- 3.6%
  Four Winds Funding
   2.130%, 12/01/04                                    $ 9,999       $  9,999
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 46.0%
  Bear Stearns
   2.133%, 12/01/04                                     75,000         75,000
  Dresdner Securities
   2.110%, 12/01/04                                     20,000         20,000
  Lehman Brothers
   2.133%, 12/01/04                                     32,666         32,666
                                                                     --------
                                                                      127,666
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $137,665)++                           $ 137,665
--------------------------------------------------------------------------------

Total Investments -- 208.4% (Cost $576,893)                           578,369
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (108.4)%
  Investment Advisory Fees Payable                                        (95)
  12b-1 Fees Payable
   Class I                                                                (18)
   Class A                                                                 (2)
   Class B                                                                 (2)
   Class C                                                                 (1)
  Administration Fees Payable                                             (19)
  Custody Fees Payable                                                     (5)
  Payable For Collateral For Loaned Securities                       (137,665)
  Payable For Investment Securities Purchased                        (177,379)
  Other Assets & Liabilities                                           14,342
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (300,844)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $ 277,525
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization --
  no par value)                                                      $281,604
Distributions in excess of net investment income                         (817)
Accumulated net realized loss on investments                           (4,738)
Net unrealized appreciation on investments                              1,476
--------------------------------------------------------------------------------
Total Net Assets                                                     $277,525
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption Price Per Share --
  Class I ($248,362,945 / 26,566,700 outstanding shares of
  beneficial interest)                                                  $9.35
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($21,308,393 / 2,279,543 outstanding shares of
  beneficial interest)                                                  $9.35
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.35 / 95.50%)            $9.79
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($5,540,885 / 594,440 outstanding shares of beneficial interest)      $9.32
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($2,037,593 / 218,298 outstanding shares of beneficial interest)      $9.33
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class R
  ($275,132 / 29,501 outstanding shares of beneficial interest)         $9.33
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $439,228.
     GROSS UNREALIZED APPRECIATION (000)          $2,442
     GROSS UNREALIZED DEPRECIATION (000)            (966)
                                                  ------
     NET UNREALIZED APPRECIATION (000)            $1,476
                                                  ======
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $134,836.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ EFFECTIVE YIELD AT PURCHASE DATE.
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
CL -- CLASS
DN -- DISCOUNT NOTE
TBA -- TO BE ANNOUNCED
SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA FIXED INCOME FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA INTERMEDIATE BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 22.1%
FEDERAL HOME LOAN BANK -- 15.4%
   3.375%, 09/14/07#                                   $18,855       $ 18,831
   2.875%, 05/22/06                                      6,870          6,855
   2.625%, 10/16/06#                                    47,185         46,726
                                                                     --------
                                                                       72,412
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.0%
   2.125%, 11/15/05                                         25             25
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.7%
   4.375%, 09/15/12#                                    31,590         31,344
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $103,687)              103,781
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 27.3%
U.S. TREASURY NOTES -- 27.3%
   6.500%, 02/15/10#                                    21,675         24,474
   4.750%, 05/15/14#                                       120            124
   3.875%, 05/15/09#                                    13,645         13,794
   3.500%, 11/15/06#                                    46,140         46,587
   3.250%, 08/15/08#                                    37,005         36,770
   1.625%, 03/31/05#                                     6,225          6,214
   1.500%, 02/28/05#                                       105            105
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $128,847)                       128,068
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 7.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.4%
   8.250%, 06/01/06                                          1              1
   5.500%, 01/01/07                                        478            491
   3.500%, 01/15/18                                      1,593          1,528
                                                                     --------
                                                                        2,020
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.1%
   6.000%, 12/01/34 TBA                                  9,500          9,805
   5.000%, 12/01/34 TBA                                 14,150         13,960
                                                                     --------
                                                                       23,765
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.5%
   9.000%, 12/15/04 to 05/15/16                            257            280
   4.500%, 02/16/22                                      5,000          4,696
   4.000%, 01/16/30                                      2,150          2,137
                                                                     --------
                                                                        7,113
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
  (Cost $32,658)                                                       32,898
--------------------------------------------------------------------------------
CORPORATE BONDS -- 34.3%
AEROSPACE -- 0.7%
  Boeing #
   6.100%, 03/01/11                                      3,180          3,441
--------------------------------------------------------------------------------
AUTOMOTIVE -- 1.0%
  Ford Motor Credit
   7.000%, 10/01/13                                      2,150          2,247


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  General Motors
   7.200%, 01/15/11                                    $   735       $    756
   6.875%, 09/15/11                                      1,580          1,614
                                                                     --------
                                                                        4,617
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.5%
  Alcoa #
   6.000%, 01/15/12                                      2,000          2,169
--------------------------------------------------------------------------------
CABLE -- 0.3%
  Comcast Cable Communications
   7.125%, 06/15/13                                      1,100          1,247
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.5%
  Computer Sciences
   3.500%, 04/15/08                                      2,300          2,275
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.7%
  Centex
   5.125%, 10/01/13                                      1,760          1,728
  Yum! Brands
   7.650%, 05/15/08                                      1,650          1,839
                                                                     --------
                                                                        3,567
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.5%
  Kroger
   7.250%, 06/01/09                                      1,070          1,192
   6.800%, 04/01/11                                        110            123
   6.750%, 04/15/12                                      1,025          1,144
                                                                     --------
                                                                        2,459
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.0%
  Clear Channel Communications
   4.500%, 01/15/10                                      2,365          2,330
  Walt Disney #
   5.375%, 06/01/07                                      2,145          2,230
                                                                     --------
                                                                        4,560
--------------------------------------------------------------------------------
ENERGY -- 2.2%
  AEP Texas Central
   5.500%, 02/15/13                                      2,165          2,232
  Conoco Phillips #
   4.750%, 10/15/12                                      2,300          2,324
  Duke Energy
   3.750%, 03/05/08                                      1,226          1,221
  Encana
   6.300%, 11/01/11                                      1,000          1,091
  Kinder Morgan
   6.500%, 09/01/12                                      2,035          2,216
  XTO Energy
   4.900%, 02/01/14                                      1,150          1,135
                                                                     --------
                                                                       10,219
-------------------------------------------------------------------------------
FINANCIALS -- 18.1%
  American Express
   4.750%, 06/17/09                                        630            647

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA INTERMEDIATE BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
FINANCIALS -- CONTINUED
  American General Finance
   3.875%, 10/01/09                                    $ 2,300       $  2,254
  Associates
   6.875%, 11/15/08                                      1,925          2,121
  Bank of America
   7.400%, 01/15/11                                      4,000          4,626
  BB&T
   6.500%, 08/01/11                                      1,375          1,523
   4.875%, 01/15/13                                      1,635          1,629
  Bear Stearns
   7.800%, 08/15/07                                      4,350          4,810
  Chase Manhattan
   7.125%, 06/15/09                                      3,385          3,764
  Cit Group Holdings #
   7.750%, 04/02/12                                      1,800          2,117
  Citicorp
   6.375%, 11/15/08                                      3,420          3,712
  Core Investment Grade Trust
   4.727%, 11/30/07                                      4,435          4,534
  Credit Suisse First Boston #
   4.700%, 06/01/09                                      3,465          3,538
  General Electric Capital
   5.450%, 01/15/13                                        545            571
  General Electric Capital, Cl A MTN
   6.000%, 06/15/12                                      6,565          7,123
  Goldman Sachs
   6.600%, 01/15/12                                        120            133
   5.700%, 09/01/12                                      4,440          4,675
  Household Finance
   5.875%, 02/01/09                                      3,550          3,785
   4.125%, 11/16/09                                        850            841
  International Lease Finance
   3.500%, 04/01/09                                      2,300          2,230
  JP Morgan Chase
   6.000%, 01/15/09                                      1,500          1,598
  Key Bank
   5.800%, 07/01/14                                      1,050          1,101
  Lehman Brothers Holdings
   7.000%, 02/01/08                                      1,425          1,552
   4.000%, 01/22/08                                      2,900          2,920
  MBNA MTN
   5.625%, 11/30/07                                      2,215          2,320
  Merrill Lynch
   6.000%, 02/17/09                                      1,000          1,070
   3.700%, 04/21/08                                      1,382          1,375
  Morgan Stanley #
   5.300%, 03/01/13                                      4,235          4,327
  SLM
   4.000%, 01/15/09                                      4,710          4,688
  Wachovia
   6.400%, 04/01/08                                      2,899          3,137
  Wells Fargo
   6.450%, 02/01/11                                      1,015          1,126
   4.747%, 07/25/34                                      5,500          5,301
                                                                     --------
                                                                       85,148
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
HEALTHCARE -- 0.5%
  Anthem Insurance 144A (A)
   9.125%, 04/01/10                                   $  1,950       $  2,356
--------------------------------------------------------------------------------
INDUSTRIALS -- 1.3%
  Emerson Electric
   5.850%, 03/15/09                                      1,430          1,532
  International Paper
   6.750%, 09/01/11                                      2,045          2,280
  Precision Castparts
   8.750%, 03/15/05                                      1,775          1,803
  Systems 2001 Asset Trust
   6.664%, 09/15/13                                        628            689
                                                                     --------
                                                                        6,304
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.7%
  Equity Office Properties Trust
   4.750%, 03/15/14                                      2,485          2,381
  Federal Realty Investors Trust MTN
   6.990%, 03/10/06                                      2,550          2,653
  Istar Financial
   5.125%, 04/01/11                                      1,700          1,700
  Simon Property Group 144A (A)
   5.625%, 08/15/14                                      1,200          1,226
                                                                     --------
                                                                        7,960
--------------------------------------------------------------------------------
TECHNOLOGY -- 0.9%
  Compaq Computer
   7.650%, 08/01/05                                      1,400          1,444
  Hewlett-Packard
   5.750%, 12/15/06                                      1,085          1,133
  International Business Machines
   4.750%, 11/29/12                                      1,590          1,602
                                                                     --------
                                                                        4,179
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.1%
  BellSouth
   5.200%, 09/15/14                                      1,090          1,093
  British Telecommunications
   8.375%, 12/15/10                                      1,145          1,365
  Deutsche Telecom
   8.500%, 06/15/10                                      1,960          2,326
  France Telecom (B)
   8.750%, 03/01/11                                      1,970          2,340
  Sprint Capital
   8.375%, 03/15/12                                      1,145          1,385
  Telecom Italia #
   5.250%, 11/15/13                                      2,280          2,281
  Verizon Global Funding
   6.875%, 06/15/12                                      3,275          3,707
                                                                     --------
                                                                       14,497
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.5%
  Canadian National Railway
   4.250%, 08/01/09                                    $ 1,075       $  1,076
  Union Pacific
   6.125%, 01/15/12                                      1,285          1,392
                                                                     --------
                                                                        2,468
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
  Dominion Resources
   4.125%, 02/15/08                                      1,745          1,752
  Public Service of Colorado
   5.500%, 04/01/14                                      1,270          1,321
   4.375%, 10/01/08                                        840            849
                                                                     --------
                                                                        3,922
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $158,488)                                 161,388
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.5%
AUTOMOTIVE -- 2.1%
  AESOP Funding II LLC, Series 2002-1A,
   Cl A
   3.850%, 10/20/06                                      3,000          3,024
  Daimler Chrysler Auto Trust, Series 2004-A,
   Cl A3
   2.000%, 12/08/07                                      4,500          4,441
  Ford Credit Automotive Owner Trust,
   Series 2002-A, Cl A3A
   3.620%, 01/15/06                                        121            121
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                      2,295          2,314
                                                                     --------
                                                                        9,900
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 1.2%
  Mellon Residential Funding, Series 2001-HEIL,
   Cl A4
   6.615%, 02/25/21                                      5,220          5,333
  Saxon Asset Securities Trust, Series 1999-3,
   Cl AF6
   8.005%, 02/25/30                                        450            460
   7.525%, 06/25/14                                         33             34
                                                                     --------
                                                                        5,827
--------------------------------------------------------------------------------
UTILITIES -- 2.2%
  Pennsylvania Power & Light, Transition Bond,
   Series 1999-1, Cl A6
   6.960%, 12/26/07                                      3,310          3,404
  PSE&G Transition Funding LLC, Series 2001-1,
   Cl A8
   6.890%, 12/15/17                                      6,000          6,958
                                                                     --------
                                                                       10,362
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $25,952)                           26,089
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.7%
  MBNA Credit Card Master Note, Series 2002-A1,
   Cl A1 (B)
   4.950%, 06/15/09                                      4,000          4,140


--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
  Midland Realty Acceptance, Series 1996-C2,
   Cl A2
   7.233%, 01/25/29                                    $ 2,532       $  2,665
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1A3
   6.350%, 09/15/07                                      1,049          1,072
  Vendee Mortgage Trust, Series 1999-2, Cl ID
   6.500%, 12/15/24                                         22             22
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $7,788)                 7,899
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.4%
  Armada Advantage Institutional Money
   Market Fund Class I+                              6,389,293          6,389
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $6,389)                        6,389
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.3% (Cost $463,809)*                                466,512
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 44.5% COMMERCIAL PAPER -- 4.3%
  Countrywide Home Loans
   2.100%, 12/01/04                                    $ 9,999       $  9,999
  Four Winds Funding
   2.130%, 12/01/04                                      9,999          9,999
                                                                     --------
                                                                       19,998
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 5.8%
  First Tennessee Bank
   2.080%, 06/07/05                                      9,999          9,999
  Lehman Brothers
   2.153%, 05/16/05                                      5,000          5,000
  Morgan Stanley
   2.143%, 02/18/05                                      7,500          7,500
   2.143%, 08/19/05                                      4,999          4,999
                                                                     --------
                                                                       27,498
--------------------------------------------------------------------------------
MASTER NOTE -- 1.6%
  Bear Stearns
   2.213%, 12/01/04                                      7,500          7,500
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 32.8%
  Bank of America
   2.113%, 12/01/04                                     19,040         19,040
  Bear Stearns
   2.132%, 12/01/04                                     60,000         60,000
  Dresdner Securities
   2.110%, 12/01/04                                     50,000         50,000
  Lehman Brothers
   2.133%, 12/01/04                                     24,956         24,956
                                                                     --------
                                                                      153,996
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $208,992)++                             208,992
--------------------------------------------------------------------------------

Total Investments -- 143.8% (Cost $672,801)                           675,504
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA INTERMEDIATE BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (43.8)%
  Investment Advisory Fees Payable                                  $    (160)
  12b-1 Fees Payable
   Class I                                                                (32)
   Class A                                                                 (2)
   Class B                                                                 (2)
  Administration Fees Payable                                             (27)
  Custody Fees Payable                                                     (5)
  Payable For Collateral For Loaned Securities                       (208,992)
  Other Assets & Liabilities                                            3,466
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (205,754)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $ 469,750
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest (unlimited authorization --
  no par value)                                                     $ 470,553
Distributions in excess of net investment income                           (9)
Accumulated net realized loss on investments                           (3,497)
Net unrealized appreciation on investments                              2,703
--------------------------------------------------------------------------------
Total Net Assets                                                    $ 469,750
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($447,988,977 / 41,586,035
  outstanding shares of beneficial interest)                           $10.77
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($14,266,258 / 1,322,174 outstanding shares of beneficial interest)  $10.79
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.79 / 95.50%)          $11.30
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($7,031,075 / 651,256 outstanding shares of beneficial interest)     $10.80
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($463,290 / 42,833 outstanding shares of beneficial interest)        $10.82
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $463,809.
     GROSS UNREALIZED APPRECIATION (000)          $ 4,596
     GROSS UNREALIZED DEPRECIATION (000)           (1,893)
                                                  -------
     NET UNREALIZED APPRECIATION (000)            $ 2,703
                                                  =======
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $203,877.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS.
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2004.
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
TBA -- TO BE ANNOUNCED
SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA FIXED INCOME FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA LIMITED MATURITY BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 13.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 6.4%
   7.570%, 05/25/28 (C)                                $    96       $     98
   5.500%, 01/01/07 to 06/01/10                          2,242          2,295
   5.000%, 10/01/09 to 06/15/15                          3,302          3,371
   4.500%, 03/15/11                                      4,200          4,256
   4.000%, 08/01/08                                      5,647          5,681
   3.500%, 09/01/08                                      3,021          2,976
                                                                     --------
                                                                       18,677
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.1%
   7.500%, 07/01/08                                        123            128
   5.500%, 10/01/09 to 02/25/17                          3,108          3,188
   5.000%, 11/01/12                                      2,763          2,829
   4.658%, 11/01/32 (A)                                  1,525          1,540
   4.399%, 10/01/33 (A)                                  2,684          2,725
   4.000%, 09/25/17                                      3,211          3,226
   3.500%, 12/25/16                                      4,150          4,153
                                                                     --------
                                                                       17,789
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.0%
   6.000%, 02/16/29                                        897            909
   4.500%, 12/16/29 to 03/20/32                          2,150          2,158
                                                                     --------
                                                                        3,067
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
  (Cost $39,719)                                                       39,533
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.2%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.2%
   4.375%, 10/15/06#                                     8,480          8,665
   3.250%, 11/15/07#                                    17,330         17,223
   2.250%, 05/15/06#                                     1,050          1,038
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $27,151)                26,926
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 21.5%
U.S. TREASURY NOTES -- 21.5%
   2.750%, 08/15/07#                                    37,025         36,598
   2.625%, 11/15/06#                                    26,500         26,318
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $63,479)                         62,916
--------------------------------------------------------------------------------
CORPORATE BONDS -- 21.7%
AUTOMOTIVE --0.9%
  Ford Motor
   7.600%, 08/01/05                                      1,475          1,515
  General Motors Acceptance
   6.125%, 02/01/07                                      1,000          1,031
                                                                     --------
                                                                        2,546
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.2%
  Kroger
   7.625%, 09/15/06                                      1,450          1,552
  Safeway
   6.150%, 03/01/06                                      1,000          1,032
   2.500%, 11/01/05                                        960            954
                                                                     --------
                                                                        3,538
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.3%
  Clear Channel Communications
   3.125%, 02/01/07                                    $ 1,650       $  1,625
  Time Warner
   7.750%, 06/15/05                                        600            614
   6.125%, 04/15/06                                      1,000          1,038
  Walt Disney MTN
   5.500%, 12/29/06                                        500            522
                                                                     --------
                                                                        3,799
--------------------------------------------------------------------------------
ENERGY -- 0.6%
  Conoco Funding
   5.450%, 10/15/06                                      1,610          1,670
--------------------------------------------------------------------------------
FINANCIALS -- 14.3%
  Associates NA
   6.375%, 11/15/05                                      1,000          1,031
  Bank of America
   6.625%, 08/01/07                                      1,525          1,636
  Bear Stearns
   6.500%, 05/01/06                                      2,573          2,689
  CIT Group
   3.650%, 11/23/07                                      1,170          1,164
  Citicorp
   7.000%, 07/01/07                                        970          1,047
  Citigroup
   6.750%, 12/01/05                                        500            518
   4.125%, 06/30/05                                        500            504
  Credit Suisse First Boston
   5.875%, 08/01/06                                      3,000          3,126
  First Union
   7.125%, 10/15/06                                        250            268
  General Electric Capital
   5.000%, 06/15/07                                      2,500          2,589
  Goldman Sachs
   2.850%, 10/27/06                                      2,245          2,225
  Goldman Sachs 144A (B)
   7.200%, 11/01/06                                      1,000          1,069
  Household Finance
   7.200%, 07/15/06                                        500            529
   6.500%, 01/24/06                                      1,620          1,681
  International Lease Finance
   3.125%, 05/03/07                                      3,275          3,231
  John Deere Capital
   5.875%, 04/06/06                                      2,100          2,173
   5.125%, 10/19/06                                      3,000          3,096
  JP Morgan Chase #
   5.350%, 03/01/07                                      3,345          3,479
  Lehman Brothers
   7.625%, 06/01/06                                        468            498
  MBNA
   6.250%, 01/17/07                                      1,750          1,842
  Morgan Stanley
   6.100%, 04/15/06                                      2,250          2,338
  Residential Asset Securities
   2.080%, 12/25/22                                      1,665          1,663

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA LIMITED MATURITY BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
FINANCIALS -- CONTINUED
  SLM, Series A MTN
   3.500%, 09/30/06                                    $ 1,635       $  1,646
  Wachovia
   7.800%, 09/15/06                                      1,000          1,082
   6.875%, 09/15/05                                        710            731
                                                                     --------
                                                                       41,855
--------------------------------------------------------------------------------
HEALTHCARE -- 0.6%
  Anthem
   3.500%, 09/01/07                                      1,650          1,627
--------------------------------------------------------------------------------
INSURANCE -- 0.5%
  Aegon NV
   8.000%, 08/15/06                                      1,470          1,579
--------------------------------------------------------------------------------
TECHNOLOGY -- 1.0%
  Compaq Computer
   7.650%, 08/01/05                                      1,550          1,599
  Computer Science #
   6.750%, 06/15/06                                      1,200          1,261
  Hewlett-Packard
   5.750%, 12/15/06                                        110            115
                                                                     --------
                                                                        2,975
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.8%
  Verizon Global Funding
   6.125%, 06/15/07                                      2,250          2,387
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.2%
  Union Pacific
   7.600%, 05/01/05                                        500            510
--------------------------------------------------------------------------------
UTILITIES -- 0.3%
  Northern States Power
   2.875%, 08/01/06                                      1,030          1,023
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $63,955)                                   63,509
--------------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 0.4%
  First Union-Lehman Brothers-Bank of America,
   Series 1998-C2, Cl A1
   6.280%, 11/18/35                                      1,187          1,198
--------------------------------------------------------------------------------

Total Commercial Mortgage-Backed Securities (Cost $1,266)               1,198
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 19.8%
AUTOMOTIVE -- 10.3%
  AESOP Funding II LLC,
   Series 2002-1A, Cl A
   3.850%, 10/20/06                                      1,450          1,462
  Bank One Auto Securitization Trust,
   Series 2003-1, Cl A3
   1.820%, 09/20/07                                      3,365          3,332
  Capital Auto Receivables Asset Trust,
   Series 2003-3, Cl A3A
   2.960%, 01/15/08                                      5,000          4,970
  Chase Manhattan Auto Owner Trust,
   Series 2002-A, Cl A4
   4.240%, 09/15/08                                      3,652          3,681


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Ford Credit Automotive Owner Trust,
   Series 2003-B, Cl A4
   2.410%, 08/15/07                                    $ 4,425       $  4,378
  Honda Auto Receivables Owner Trust,
   Series 2003-3, Cl A3
   2.140%, 04/23/07                                      5,250          5,221
  Morgan Stanley Auto Loan Trust,
   Series 2003, Cl HB1
   2.170%, 04/15/11                                      3,300          3,236
  USAA Auto Owner Trust, Series 2004-1,
   Cl A3
   2.060%, 04/15/08                                      1,000            987
  World Omni Auto Receivables Trust,
   Series 2001-B, Cl A4
   4.490%, 08/20/08                                      2,796          2,819
                                                                     --------
                                                                       30,086
--------------------------------------------------------------------------------
CREDIT CARDS -- 3.2%
  Citibank Credit Card Issuance Trust,
   Series 2004, Cl A1
   2.550%, 01/20/09                                      5,000          4,917
  MBNA Credit Card Master Note Trust,
   Series 2001-A1, Cl A1
   5.750%, 10/15/08                                      4,270          4,430
                                                                     --------
                                                                        9,347
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 6.3%
  Bear Stearns, Series 1999-2, Cl AF2 (C)
   7.910%, 10/25/29                                        459            486
  Chase Funding Mortgage Loan Trust,
   Series 2003-2, Cl 1A3
   2.864%, 12/25/24                                      4,500          4,488
  Chase Funding Mortgage Loan,
   Series 2002-2, Cl A4
   4.877%, 08/25/28                                      2,500          2,521
  CitiFinancial Mortgage Securities,
   Series 2003-1, Cl AF2 (C)
   2.948%, 01/25/33                                      1,739          1,738
  GE Capital Mortgage Services,
   Series 1999-HE1, Cl A7
   6.265%, 04/25/29                                      1,253          1,270
  Mellon Residential Funding,
   Series 2001-HEIL, Cl A4 (C)
   6.615%, 02/25/21                                      3,262          3,333
  Morgan Keegan & Associates (A)
   5.975%, 04/25/09                                         71             74
  Residential Asset Securities Trust,
   Series 2003-KS7, Cl AI3
   3.372%, 11/25/28                                      3,000          2,994
  Saxon Asset Securities Trust,
   Series 1999-3, Cl AF6
   8.005%, 02/25/30                                      1,351          1,378
                                                                     --------
                                                                       18,282
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $58,298)                           57,715
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 12.6%
  Bank of America Mortgage Securities,
   Series 2003-A, Cl 2A1 (A)
   3.983%, 02/25/33                                    $   930       $    929
  Bank of America Mortgage Securities,
   Series 2003-E, Cl 2A1 (A)
   4.033%, 06/25/33                                      1,917          1,915
  Chase Mortgage Finance,
   Series 2003-S4, Cl 2A2
   5.000%, 04/25/18                                      2,145          2,160
  Fannie Mae, Series 2003-119, Cl XB
   4.000%, 09/25/14                                      5,500          5,526
  Fannie Mae, Series 2003-36, Cl OL
   3.000%, 07/25/22                                      5,000          4,929
  Fannie Mae, Series 2004-45, Cl AY
   4.500%, 12/25/18                                      2,507          2,527
  Freddie Mac, Series 2492, Cl A
   5.250%, 05/15/29                                      2,194          2,229
  Golden National Mortgage Asset Backed
   Certificate, Series 1998-GN1, Cl A
   7.110%, 08/25/27                                          1              1
  Prudential Securities Secured Financing,
   Series 1998-C1, Cl A1A3
   6.350%, 09/15/07                                      1,878          1,919
  Residential Accredit Loans,
   Series 2002-QS4, Cl A2
   6.250%, 03/25/17                                        232            233
  Residential Funding Mortgage Securities,
   Series 2003-S11, Cl A7
   3.500%, 06/25/18                                      2,977          2,905
  Vendee Mortgage Trust, Series 1999-2, Cl 1J
   6.500%, 01/15/06                                      2,881          2,923
  Vendee Mortgage Trust, Series 2003-2, Cl B
   5.000%, 02/15/19                                      2,825          2,848
  Washington Mutual, Series 2002-S8, Cl 2A1
   4.500%, 01/25/18                                      1,271          1,277
  Washington Mutual, Series 2003-AR7, Cl A3 (A)
   2.591%, 08/25/33                                      1,038          1,034
  Wells Fargo MBS Trust, Series 2003-11, Cl A1
   3.500%, 10/25/18                                      3,556          3,513
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $37,214)               36,868
--------------------------------------------------------------------------------

AFFILIATED MONEY MARKET FUND -- 0.9%
  Armada Money Market Fund, Class I+                 2,718,772          2,719
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $2,719)                        2,719
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.6% (Cost $ 293,801)*                               291,384
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 31.6% COMMERCIAL PAPER -- 3.4%
  Countrywide Home Loans
   2.080%, 12/01/04                                    $ 9,999       $  9,999
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 3.4%
  First Tennessee Bank
   2.080%, 06/07/05                                      5,000          5,000
  Lehman Brothers
   2.153%, 05/16/05                                      5,000          5,000
                                                                     --------
                                                                       10,000
--------------------------------------------------------------------------------
MASTER NOTE -- 1.7%
  Bear Stearns
   2.213%, 12/01/04                                      5,000          5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 23.1%
  Bank of America
   2.110%, 12/01/04                                     18,113         18,113
  Bear Stearns
   2.183%, 12/01/04                                     10,000         10,000
  Dresdner Securities
   2.110%, 12/01/04                                     20,000         20,000
  Lehman Brothers
   2.133%, 12/01/04                                     19,227         19,227
                                                                     --------
                                                                       67,340
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $92,339)++                               92,339
--------------------------------------------------------------------------------

Total Investments -- 131.2% (Cost $386,140)                           383,723
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (31.2)%
  Investment Advisory Fees Payable                                        (89)
  12b-1 Fees Payable
   Class I                                                                (20)
   Class A                                                                 (1)
  Administration Fees Payable                                             (17)
  Custody Fees Payable                                                     (4)
  Payable For Collateral For Loaned Securities                        (92,339)
  Other Assets & Liabilities                                            1,162
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                (91,308)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $292,415
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS


ARMADA LIMITED MATURITY BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization --
  no par value)                                                      $302,007
Distributions in excess of net investment income                         (440)
Accumulated net realized loss on investments                           (6,735)
Net unrealized depreciation on investments                             (2,417)
--------------------------------------------------------------------------------
Total Net Assets                                                     $292,415
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($281,307,675 / 28,407,537
  outstanding shares of beneficial interest)                           $ 9.90
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($8,462,876 / 852,190 outstanding shares of beneficial interest)     $ 9.93
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.93 / 98.00%)           $10.13
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,387,723 / 139,734 outstanding shares of beneficial interest)     $ 9.93
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($1,090,351 / 109,833 outstanding shares of beneficial interest)     $ 9.93
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class R
  ($166,769 / 16,787 outstanding shares of beneficial interest)        $ 9.93
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $293,801.
     GROSS UNREALIZED APPRECIATION (000)               $   341
     GROSS UNREALIZED DEPRECIATION (000)                (2,758)
                                                       -------
     NET UNREALIZED DEPRECIATION (000)                 $(2,417)
                                                       =======
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $90,246.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2004.
(B) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(C) -- STEPPED COUPON BOND
CL -- CLASS
LLC -- LIMITED LIABILITY COMPANY
MTN -- MEDIUM TERM NOTE
NA -- NATIONAL ASSOCIATION
SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA FIXED INCOME FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA TOTAL RETURN ADVANTAGE FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 25.3%
FEDERAL HOME LOAN BANK -- 21.3%
   3.375%, 09/14/07#                                   $16,100       $ 16,080
   3.000%, 08/15/05                                     24,400         24,464
   2.875%, 05/22/06                                      2,355          2,350
   2.625%, 10/16/06#                                    25,000         24,756
   2.000%, 02/13/06#                                     1,670          1,652
                                                                     --------
                                                                       69,302
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.0%
   7.250%, 01/15/10#                                     1,475          1,692
   4.375%, 09/15/12                                        150            149
   2.250%, 05/15/06#                                    11,500         11,367
                                                                     --------
                                                                       13,208
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $82,956)                82,510
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 21.3%
U.S. TREASURY BONDS -- 6.1%
   6.250%, 08/15/23#                                    17,170         19,707
--------------------------------------------------------------------------------
U.S. TREASURY NOTES -- 15.2%
   6.500%, 02/15/10#                                     9,185         10,371
   4.750%, 05/15/14#                                     5,075          5,233
   3.500%, 11/15/06#                                    12,730         12,853
   3.250%, 08/15/08#                                    14,510         14,418
   1.625%, 03/31/05#                                     6,000          5,989
   1.500%, 02/28/05#                                       780            779
                                                                     --------
                                                                       49,643
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $69,765)                         69,350
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 1.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.4%
   8.750%, 05/01/08                                         --             --
   7.500%, 12/01/10                                          6              6
   5.500%, 01/01/34                                      4,556          4,618
                                                                     --------
                                                                        4,624
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
   5.500%, 12/01/06                                        681            690
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations (Cost $5,257)         5,314
--------------------------------------------------------------------------------
CORPORATE BONDS -- 34.6%
AEROSPACE -- 0.7%
  Boeing
   6.125%, 02/15/33                                      1,200          1,263
   6.100%, 03/01/11 #                                    1,000          1,082
                                                                     --------
                                                                        2,345
--------------------------------------------------------------------------------
AUTOMOTIVE -- 1.3%
  Ford Motor
   7.375%, 10/28/09                                        675            725
   6.375%, 02/01/29                                      1,675          1,470
  General Motors
   8.000%, 11/01/31                                      2,000          2,010
                                                                     --------
                                                                        4,205
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
BASIC MATERIALS -- 1.2%
  Abitibi-Consolidated
   8.850%, 08/01/30                                    $   800       $    796
  Alcoa
   7.375%, 08/01/10                                      1,000          1,152
  Terex
   9.250%, 07/15/11                                        390            443
  Weyerhaeuser
   6.876%, 12/15/33                                      1,255          1,371
                                                                     --------
                                                                        3,762
--------------------------------------------------------------------------------
CABLE -- 0.2%
  Comcast Cable Communications #
   7.125%, 06/15/13                                        725            822
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
  Iron Mountain
   8.625%, 04/01/13                                        370            392
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.7%
  KH Home
   6.375%, 08/15/11                                        810            845
  Yum! Brands
   7.650%, 05/15/08                                      1,225          1,365
                                                                     --------
                                                                        2,210
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 1.7%
  Brunswick
   5.000%, 06/01/11                                        950            970
  Bunge Limited
   5.875%, 05/15/13                                      1,000          1,050
  Constellation Brands
   8.125%, 01/15/12                                        690            759
  Del Monte
   9.250%, 05/15/11                                        150            165
  Dole Foods
   8.875%, 03/15/11                                        250            275
  ITT Industries
   7.375%, 11/15/15                                        660            746
  Kroger
   6.750%, 04/15/12                                      1,550          1,730
                                                                     --------
                                                                        5,695
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 2.8%
  Argosy Gaming
   9.000%, 09/01/11                                         15             17
   7.000%, 01/15/14                                        400            447
  Clear Channel Communications
   5.750%, 01/15/13                                      1,575          1,611
  Entravision Communications
   8.125%, 03/15/09                                        310            332
  Lin Television
   6.500%, 05/15/13                                        255            263
  Mandalay Resort Group
   6.500%, 07/31/09                                        250            263
   6.375%, 12/15/11                                        350            367
  MGM Mirage
   8.375%, 02/01/11                                        800            902

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA TOTAL RETURN ADVANTAGE FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
CONSUMER SERVICES -- CONTINUED
  Mohegan Tribal Gaming 144A (A)
   7.125%, 08/15/14                                    $   500       $    531
  News America
   6.200%, 12/15/34                                      1,450          1,437
  Park Place Entertainment
   7.500%, 09/01/09                                        500            557
  Station Casinos
   6.500%, 02/01/14                                        800            834
  Walt Disney #
   6.200%, 06/20/14                                      1,250          1,359
  Wynn Resorts Ltd 144A (A)
   6.625%, 12/01/14                                        300            296
                                                                     --------
                                                                        9,216
--------------------------------------------------------------------------------
ENERGY -- 2.6%
  Conoco #
   6.950%, 04/15/29                                      2,550          2,928
  Duke Energy #
   5.625%, 11/30/12                                        500            522
  EnCana
   6.500%, 08/15/34                                        820            876
  Kinder Morgan
   6.500%, 09/01/12                                      1,310          1,427
  Sunoco Logistics Partners Operations
   7.250%, 02/15/12                                        800            906
  XTO Energy
   6.250%, 04/15/13                                        350            380
   4.900%, 02/01/14                                      1,530          1,510
                                                                     --------
                                                                        8,549
--------------------------------------------------------------------------------
FINANCIALS -- 12.4%
  American General Finance #
   3.875%, 10/01/09                                      1,310          1,284
  Americo Life 144A (A)
   7.875%, 05/01/13                                        500            515
  Associates
   6.875%, 11/15/08                                      1,093          1,204
  Bank of America
   7.800%, 09/15/16                                        825            995
  Bear Stearns
   7.800%, 08/15/07                                        675            746
  Cit Group Holdings #
   7.750%, 04/02/12                                      1,395          1,641
  First Union
   7.800%, 08/18/10                                      2,000          2,328
  Fleet Boston Financial
   6.500%, 03/15/08                                      2,775          2,998
  General Electric Capital
   6.750%, 03/15/32                                      2,300          2,637
  General Motors Acceptance Corporation
   6.750%, 12/01/14                                        250            247
  Goldman Sachs
   6.125%, 02/15/33                                      1,655          1,673
  Household Finance
   4.750%, 07/15/13                                      1,500          1,473
   4.125%, 11/16/09                                        750            742


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  International Lease Finance
   6.375%, 03/15/09                                    $ 1,894       $  2,047
  JP Morgan Chase
   6.625%, 03/15/12                                      1,600          1,782
   5.125%, 09/15/14                                      1,235          1,232
  Lehman Brothers Holdings
   7.000%, 02/01/08                                      2,000          2,178
   6.625%, 02/15/08                                      1,000          1,080
  MBIA
   5.700%, 12/01/34                                        985            961
  MBNA
   6.125%, 03/01/13                                      1,595          1,699
  Merrill Lynch #
   6.000%, 02/17/09                                      1,725          1,847
  Morgan Stanley #
   5.300%, 03/01/13                                      2,820          2,881
  Pxre Capital Trust I
   8.850%, 02/01/27                                        415            416
  SLM
   5.375%, 05/15/14                                      1,000          1,022
  Wells Fargo
   4.747%, 07/25/34                                      4,000          3,856
  WR Berkley
   6.150%, 08/15/19                                        835            829
                                                                     --------
                                                                       40,313
--------------------------------------------------------------------------------
HEALTHCARE -- 0.4%
  Anthem Insurance 144A (A)
   9.125%, 04/01/10                                      1,000          1,208
--------------------------------------------------------------------------------
INDUSTRIALS -- 2.6%
  Bowater
   6.500%, 06/15/13                                        800            787
  D.R. Horton
   9.375%, 03/15/11                                         50             56
   6.875%, 05/01/13                                        710            770
  International Paper
   5.850%, 10/30/12                                        755            799
  Kennametal
   7.200%, 06/15/12                                        860            942
  Lear
   8.110%, 05/15/09                                        550            623
  Lear 144A (A)
   5.750%, 08/01/14                                      1,000          1,005
  Magellan Midstream Partners
   6.450%, 06/01/14                                        880            947
  Packaging Corp of America
   5.750%, 08/01/13                                      1,490          1,522
  Stone Container
   9.250%, 02/01/08                                        365            407
  Systems 2001 Asset Trust
   6.664%, 09/15/13                                        516            566
                                                                     --------
                                                                        8,424
--------------------------------------------------------------------------------
REAL ESTATE -- 0.9%
  Beazer Homes
   6.500%, 11/15/13                                        720            725
  Hovnanian Enterprises 144A (A)
   6.250%, 01/15/15                                        815            803

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Pulte Homes
   6.375%, 05/15/33                                    $   860       $    830
  Toll Brothers
   8.250%, 12/01/11                                        450            502
                                                                     --------
                                                                        2,860
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS -- 1.1%
  Equity Office Properties Trust #
   4.750%, 03/15/14                                      1,000            958
  Host Marriott
   7.125%, 11/01/13                                        400            430
  Istar Financial
   7.700%, 07/15/17                                        700            799
   6.000%, 12/15/10                                        500            524
  Simon Property Group 144A (A)
   5.625%, 08/15/14                                      1,000          1,022
                                                                     --------
                                                                        3,733
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.7%
  BellSouth
   5.200%, 09/15/14                                        785            787
  British Telecom
   8.875%, 12/15/30                                      1,000          1,306
  Crown Castle International
   9.375%, 08/01/11                                        200            225
   7.500%, 12/01/13                                        215            232
  Deutsche Telecom
   8.500%, 06/15/10                                      1,080          1,281
  DIRECTV Group
   8.375%, 03/15/13                                        400            451
  France Telecom
   8.750%, 03/01/11                                      1,235          1,467
  GTE
   6.940%, 04/15/28                                      2,000          2,159
  Mediacom LLC
   9.500%, 01/15/13                                        400            393
  Rogers Cable
   7.875%, 05/01/12                                        735            810
  Sprint Capital
   8.375%, 03/15/12                                      1,285          1,555
  Telecom Italia #
   5.250%, 11/15/13                                      1,360          1,361
                                                                     --------
                                                                       12,027
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.2%
  FedEx
   6.720%, 01/15/22                                      1,456          1,606
  Overseas Shipholding
   8.750%, 12/01/13                                        480            552
  Union Pacific
   6.625%, 02/01/29                                        980          1,056
   3.625%, 06/01/10                                        645            617
                                                                     --------
                                                                        3,831
--------------------------------------------------------------------------------
UTILITIES -- 1.0%
  AEP Texas Central
   6.650%, 02/15/33                                        965          1,039


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Dominion Resources
   6.750%, 12/15/32                                    $ 1,258       $  1,350
  Public Service of Colorado
   4.375%, 10/01/08                                        710            718
                                                                     --------
                                                                        3,107
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $108,958)                                 112,699
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.1%
AUTOMOTIVE -- 0.6%
  AESOP Funding II LLC, Series 2002-1A, Cl A
   3.850%, 10/20/06                                      2,000          2,016
--------------------------------------------------------------------------------
CREDIT CARDS -- 0.9%
  Discover Card Master Trust, Series 1999-6, Cl A
   6.850%, 07/17/07                                      2,779          2,797
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 0.0%
  Saxon Asset Securities Trust, Series 1999-3,
   Cl AF6
   7.525%, 06/25/14                                        133            136
--------------------------------------------------------------------------------
OTHER -- 3.5%
  Atlantic City Electric Transition Funding LLC,
   Series 2002-1, Cl A4
   5.550%, 10/20/23                                      3,175          3,297
  JCP&L Transition Funding LLC, Series 2002-A,
   Cl A4
   6.160%, 06/05/19                                      5,000          5,493
  Railcar Leasing LLC, Series 1, Cl A1
   6.750%, 07/15/06                                      2,419          2,493
                                                                     --------
                                                                       11,283
--------------------------------------------------------------------------------
UTILITIES -- 1.1%
  PSE&G Transition Funding LLC, Series 2001-1,
   Cl A8
   6.890%, 12/15/17                                      3,000          3,479
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $19,283)                           19,711
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 8.4%
  Fannie Mae, Series 2003-69, Cl PM
   3.500%, 07/25/33                                      4,384          3,692
  Fannie Mae, Series 2004-86, Cl ZA
   4.500%, 11/25/34                                      6,200          4,678
  First Horizon Mortgage Trust, Series 2004-4,
   Cl 2A3
   4.500%, 07/25/19                                      4,294          3,964
  Freddie Mac, Series 2699, Cl TC
   4.000%, 11/15/18                                      9,500          8,614
  Residential Funding Mortgage Securities,
   Series 2004-S6, Cl 3A2
   4.500%, 06/25/19                                      7,200          6,474
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $27,221)               27,422
--------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES -- 0.0%
  Thirty-Seventh FHA Insurance Project (B), (C)
   7.430%, 05/01/22                                        122            122
--------------------------------------------------------------------------------

Total Non-Agency Mortgage-Backed Securities (Cost $122)                   122
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA TOTAL RETURN ADVANTAGE FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.9%
  Armada Advantage Institutional Money
   Market Fund Class I+                              5,985,831       $  5,986
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $5,986)                        5,986
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities-- 99.2% (Cost $ 319,548)*                                323,114

--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 39.7% COMMERCIAL PAPER -- 3.1%
  Countrywide Home Loans
   2.080% 12/01/04                                     $10,000         10,000
--------------------------------------------------------------------------------
FLOATING RATE NOTES -- 6.9%
  First Tennessee Bank
   2.080% 06/07/05                                       4,999          4,999
  Lehman Brothers
   2.153% 05/16/05                                       5,000          5,000
  Morgan Stanley
   2.143% 02/18/05                                       7,500          7,500
   2.143% 08/19/05                                       5,000          5,000
                                                                     --------
                                                                       22,499
--------------------------------------------------------------------------------
MASTER NOTE -- 1.5%
  Bear Stearns
   2.213% 12/01/04                                       5,000          5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 28.2%
  Bank of America
   2.110% 12/01/04                                      17,617         17,617
  Bear Stearns
   2.183% 12/01/04                                       5,000          5,000
  Dresdner Securities
   2.110% 12/01/04                                      45,000         45,000
  Lehman Brothers
   2.133% 12/01/04                                      24,283         24,283
                                                                     --------
                                                                       91,900
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $129,399)++                             129,399
--------------------------------------------------------------------------------

Total Investments -- 138.9%(Cost $448,947)                            452,513
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (38.9)%
  Investment Advisory Fees Payable                                       (112)
  12b-1 Fees Payable
   Class I                                                                (23)
   Class A                                                                (18)
   Class B                                                                 (1)
  Administration Fees Payable                                             (19)
  Custody Fees Payable                                                     (4)
  Payable For Collateral For Loaned Securities                       (129,399)
  Other Assets & Liabilities                                            2,774
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                               (126,802)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $325,711
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization --
  no par value)                                                      $318,295
Distributions in excess of net investment income                       (1,334)
Undistributed net realized gain on investments                          5,184
Net unrealized appreciation on investments                              3,566
--------------------------------------------------------------------------------

Total Net Assets                                                     $325,711
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($319,176,080 / 30,720,870
  outstanding shares of beneficial interest)                           $10.39
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($4,461,209 / 429,305 outstanding shares of beneficial interest)     $10.39
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.39 / 95.50%)          $10.88
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,278,037 / 122,602 outstanding shares of beneficial interest)     $10.42
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($349,967 / 33,627 outstanding shares of beneficial interest)        $10.41
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class R
  ($445,713 / 42,997 outstanding shares of beneficial interest)        $10.37
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $319,548.
     GROSS UNREALIZED APPRECIATION (000)          $ 5,210
     GROSS UNREALIZED DEPRECIATION (000)           (1,644)
                                                  -------
     NET UNREALIZED APPRECIATION (000)            $ 3,566
                                                  =======
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $126,271.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS.
(B) ILLIQUID SECURITY. TOTAL MARKET VALUE OF ILLIQUID SECURITIES IS $121,853 AND REPRESENTS LESS THAN 0.1% OF NET ASSETS AS OF NOVEMBER 30, 2004.
(C) SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES.
CL -- CLASS
FHA -- FEDERAL HOUSING AUTHORITY
LLC -- LIMITED LIABILITY COMPANY
SEE NOTES TO FINANCIAL STATEMENTS.

                                                       ARMADA FIXED INCOME FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA ULTRA SHORT BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.6%
FEDERAL HOME LOAN BANK -- 17.0%
   2.000%, 02/13/06 #                                  $28,500       $ 28,188
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 7.6%
   2.250%, 05/15/06 #                                   12,745         12,597
--------------------------------------------------------------------------------

Total U.S. Government Agency Obligations (Cost $40,898)                40,785
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 18.8%
U.S. TREASURY NOTES -- 18.8%
   2.500%, 10/31/06 #                                    5,000          4,956
   1.875%, 11/30/05 #                                   26,390         26,193
--------------------------------------------------------------------------------

Total U.S. Treasury Obligations (Cost $31,298)                         31,149
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 3.1%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.9%
   4.000%, 09/25/17                                      1,806          1,815
   3.750%, 09/25/11                                      1,009          1,011
   3.500%, 12/25/16                                      1,992          1,994
                                                                     --------
                                                                        4,820
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.2%
   4.500%, 12/16/29                                        344            347
--------------------------------------------------------------------------------

Total U.S. Government Mortgage-Backed Obligations
  (Cost $5,234)                                                         5,167
--------------------------------------------------------------------------------
CORPORATE BONDS -- 20.7%
AEROSPACE -- 0.5%
  Boeing Capital
   4.290%, 06/20/05                                        800            807
--------------------------------------------------------------------------------
AUTOMOTIVE -- 0.4%
  Ford Motor
   7.600%, 08/01/05                                        711            730
--------------------------------------------------------------------------------
BASIC MATERIALS -- 0.1%
  Weyerhaeuser
   5.500%, 03/15/05                                        150            151
--------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 0.5%
  Centex
   9.750%, 06/15/05                                        750            774
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS -- 0.9%
  Coca-Cola Enterprises
   8.000%, 01/04/05                                      1,000          1,004
  Safeway
   6.150%, 03/01/06                                        500            516
                                                                     --------
                                                                        1,520
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 1.0%
  Time Warner
   7.750%, 06/15/05                                        700            716
  Walt Disney
   7.300%, 02/08/05                                        875            882
                                                                     --------
                                                                        1,598
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
ENERGY -- 0.5%
  Consolidated Edison of New York
   6.625%, 12/15/05                                    $   875       $    907
--------------------------------------------------------------------------------
FINANCIALS -- 11.7%
  American General Finance
   7.250%, 05/15/05                                      1,000          1,021
  Bank of America
   6.875%, 02/15/05                                        800            807
   6.500%, 03/15/06                                        500            520
  Bank One
   7.000%, 07/15/05                                      1,175          1,205
  Bear Stearns
   7.625%, 02/01/05                                        750            756
   6.650%, 12/01/04                                        250            250
  Caterpillar Financial Services
   4.690%, 04/25/05                                        680            686
  Chase Manhattan
   6.500%, 08/01/05                                        100            102
  Cit Group
   6.500%, 02/07/06                                      1,015          1,053
  Citicorp
   6.750%, 08/15/05                                      1,000          1,027
  First Bank
   7.625%, 05/01/05                                        500            510
  Fleet National Bank
   8.625%, 02/15/05                                      1,000          1,013
  General Electric Capital #
   7.250%, 02/01/05                                        345            348
  Household Finance
   7.250%, 05/15/06                                        500            528
   3.375%, 02/21/06                                      1,225          1,228
  International Lease Finance
   4.000%, 01/17/06                                        241            243
  John Deere Capital
   4.125%, 07/15/05                                      1,325          1,336
  JP Morgan Chase
   6.250%, 12/15/05                                        425            439
  KeyCorp
   4.625%, 05/16/05                                      1,000          1,008
  Lehman Brothers Holdings
   6.625%, 02/05/06                                        980          1,020
  MBNA
   7.750%, 09/15/05                                        750            775
  Mellon Funding
   7.500%, 06/15/05                                        695            712
  Morgan Stanley
   6.100%, 04/15/06                                        225            234
  Norwest Financial
   7.500%, 04/15/05                                        500            509
  Salomon Smith Barney Holdings
   6.250%, 01/15/05                                        105            106
  SLM, Series A
   3.500%, 09/30/06                                        900            906
  Spears, Leads & Kellogg
   8.250%, 08/15/05                                      1,000          1,038
                                                                     --------
                                                                       19,380
--------------------------------------------------------------------------------

ARMADA FIXED INCOME FUNDS
STATEMENT OF NET ASSETS

ARMADA ULTRA SHORT BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
INSURANCE -- 0.5%
  Aegon NV
   8.000%, 08/15/06                                    $   800       $    860
--------------------------------------------------------------------------------
TECHNOLOGY -- 2.5%
  Computer Sciences
   7.500%, 08/08/05                                      1,162          1,195
  Hewlett-Packard
   7.150%, 06/15/05                                      1,500          1,535
  IBM
   4.125%, 06/30/05                                        855            863
  Rockwell
   6.625%, 06/01/05                                        470            478
                                                                     --------
                                                                        4,071
--------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
  GTE Hawaii Telephone
   6.750%, 02/15/05                                      1,000          1,008
  TCI Communications
   8.350%, 02/15/05                                        500            506
                                                                     --------
                                                                        1,514
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.9%
  CSX
   2.750%, 02/15/06                                        666            661
  Union Pacific
   7.600%, 05/01/05                                        750            764
                                                                     --------
                                                                        1,425
--------------------------------------------------------------------------------
UTILITIES -- 0.3%
  Dominion Resources
   2.800%, 02/15/05                                        500            500
--------------------------------------------------------------------------------

Total Corporate Bonds (Cost $34,381)                                   34,237
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 19.3%
AUTOMOTIVE -- 5.7%
  Chase Manhattan Automobile Owner Trust,
   Series 2001-B, Cl A4
   3.800%, 05/15/08                                      1,362          1,369
  Ford Credit Automotive Owner Trust,
   Series 2003-B, Cl A4
   2.410%, 08/15/07                                      2,750          2,721
  Honda Auto Receivables Owner Trust,
   Series 2003-5 CI A3
   2.300%, 10/18/07                                      3,700          3,674
  Morgan Stanley Auto Loan Trust,
   Series 2003-HB1, Cl A1
   1.460%, 07/15/07                                      1,728          1,716
                                                                     --------
                                                                        9,480
--------------------------------------------------------------------------------
CREDIT CARDS -- 9.6%
  Bank One Issuance Trust, Series 2002-A4,
   Cl A4
   2.940%, 06/16/08                                      3,400          3,402
  Bank One Issuance Trust, Series 2003-A2,
   Cl A2 (A)
   1.920%, 10/15/08                                      3,000          3,003


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Citibank Credit Card Issuance Trust,
   Series 01-A6, Cl A
   5.650%, 06/16/08                                    $ 2,500       $  2,592
  Citibank Credit Card Issuance Trust,
   Series 2003-A2, Cl A2
   2.700%, 01/15/08                                      3,500          3,488
  MBNA Credit Card Master Note Trust,
   Series 2001-A1, Cl A1
   5.750%, 10/15/08                                      3,200          3,320
                                                                     --------
                                                                       15,805
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 4.0%
  Ameriquest Mortgage Securities, Inc.,
   Series 2003-5, Cl A3
   3.027%, 07/25/33                                        956            955
  Chase Funding Mortgage Loan,
   Series 2003-4, Cl 1A1 (A)
   2.300%, 09/25/17                                        629            629
  CitiFinancial Mortgage Securities,
   Series 2003-1, Cl AF2
   2.948%, 01/25/33                                      1,242          1,241
  Mellon Residential Funding,
   Series 2001-HEIL, Cl A4
   6.615%, 02/25/21                                      1,305          1,333
  Residential Asset Securities,
   Series 2003-KS10, Cl AI2
   2.710%, 05/25/26                                      2,500          2,478
                                                                     --------
                                                                        6,636
--------------------------------------------------------------------------------

Total Asset-Backed Securities (Cost $32,089)                           31,921
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.3%
  Bank of America Mortgage Securities,
   Series 2003-A, Cl 1A1
   3.234%, 02/25/33                                        198            198
  Fannie Mae, Series 2003-13, Cl PA
   4.250%, 10/25/16                                        975            978
  Fannie Mae, Series 2003-16, Cl PA
   4.500%, 11/25/09                                      1,135          1,142
  Fannie Mae, Series 2003-16, Cl PG
   3.500%, 11/25/09                                      3,152          3,159
  Fannie Mae, Series 2003-24, Cl PH
   4.000%, 11/25/09                                      1,394          1,400
  Fannie Mae, Series 2003-41, Cl YN
   4.000%, 05/25/17                                      1,569          1,576
  Freddie Mac, Series 2660, Cl MH
   3.500%, 05/15/18                                      1,855          1,858
  Freddie Mac, Series 2701, Cl OJ
   2.750%, 01/15/11                                      2,000          1,993
  Freddie Mac, Series 2707, Cl OK
   3.500%, 05/15/10                                      2,500          2,510
  Freddie Mac, Series 2708, Cl DA
   3.500%, 04/15/19                                      2,244          2,244
--------------------------------------------------------------------------------

Total Collateralized Mortgage Obligations (Cost $17,165)               17,058
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 2.5%
  Armada Money Market Fund, Class I+                 4,220,348       $  4,220
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $4,220)                        4,220
--------------------------------------------------------------------------------

Total Investments Before Collateral For Loaned
  Securities -- 99.3% (Cost $165,285)*                                164,537
--------------------------------------------------------------------------------
SHORT TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES -- 44.5% COMMERCIAL PAPER -- 3.0%
  Countrywide Home Loans
   2.130% 12/01/04                                     $ 4,999          4,999
--------------------------------------------------------------------------------
FLOATING RATE NOTE -- 1.5%
  Morgan Stanley
   2.143% 02/18/05                                       2,500          2,500
--------------------------------------------------------------------------------
MASTER NOTE -- 3.0%
  Bear Stearns
   2.213% 12/01/04                                       5,000          5,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 37.0%
  Bank of America
   2.110% 12/01/04                                      16,354         16,354
  Bear Stearns
   2.183% 12/01/04                                       5,000          5,000
  Dresdner Securities
   2.110% 12/01/04                                      20,000         20,000
  Lehman Brothers
   2.133% 12/01/04                                      20,063         20,063
                                                                     --------
                                                                       61,417
--------------------------------------------------------------------------------

Total Short Term Investments Held As Collateral
  For Loaned Securities (Cost $73,916)++                               73,916
--------------------------------------------------------------------------------

Total Investments -- 143.8% (Cost $239,201)                           238,453
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (43.8)%
  Investment Advisory Fees Payable                                        (28)
  12b-1 Fees Payable
   Class I                                                                 (4)
  Administration Fees Payable                                             (10)
  Custody Fees Payable                                                     (3)
  Payable For Collateral For Loaned Securities                        (73,916)
  Other Assets& Liabilities                                             1,284
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                (72,677)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $165,776
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization --
  no par value)                                                      $167,438
Distributions in excess of net investment income                         (127)
Accumulated net realized  loss on investments                            (787)
Net unrealized depreciation on investments                               (748)
--------------------------------------------------------------------------------

Total Net Assets                                                     $165,776
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($161,337,116 / 16,217,355
  outstanding shares of beneficial interest)                           $ 9.95
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($4,438,430 / 446,497 outstanding shares of beneficial interest)     $ 9.94
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($9.94 / 99.00%)           $10.04
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $165,285.
     GROSS UNREALIZED APPRECIATION (000)               $  69
     GROSS UNREALIZED DEPRECIATION (000)                (817)
                                                       -----
     NET UNREALIZED DEPRECIATION (000)                 $(748)
                                                       =====
# SECURITY FULLY OR PARTIALLY ON LOAN. TOTAL MARKET VALUE OF SECURITIES ON LOAN IS (000) $72,408.
+  SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
++ SEE NOTE 8 IN NOTES TO FINANCIAL STATEMENTS
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE NOT THE NEXT RESET OR PUT DATE.
CL -- CLASS
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS

ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
NOVEMBER 31, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.2%
ALASKA -- 0.8%
  Anchorage (GO) (MBIA)
   5.000%, 07/01/14                                     $1,100       $  1,200
--------------------------------------------------------------------------------
ARIZONA -- 1.8%
  Maricopa County Industrial Development
   Authority, Madera Pointe Apartments
   Project (RB) (FSA) Series A
   5.300%, 06/01/06                                      1,000          1,029
  Tucson Street & Highway User Authority
   (RB) (MBIA) Series A
   7.000%, 07/01/11                                      1,500          1,827
                                                                     --------
                                                                        2,856
--------------------------------------------------------------------------------
CALIFORNIA -- 0.2%
  Foothill/Eastern Corridor Capital Appreciation
   (RB) (ETM) (FSA) (A)
   4.894%, 01/01/29                                      1,000            288
--------------------------------------------------------------------------------
COLORADO -- 0.0%
  Colorado Water Resource Power Development
   Authority (RB) Series A
   6.300%, 09/01/14                                         35             35
--------------------------------------------------------------------------------
CONNECTICUT -- 3.1%
  Connecticut (GO) Series B
   5.500%, 03/15/11                                      1,000          1,126
  Connecticut Clean Water Fund (RB)
   6.375%, 06/01/05                                      1,770          1,808
  Connecticut State Transportation Infrastructure
   (RB)
   5.375%, 09/01/08                                      1,700          1,863
                                                                     --------
                                                                        4,797
--------------------------------------------------------------------------------
DELAWARE -- 0.8%
  Delaware State Transportation System
   Authority (RB) (AMBAC)
   6.000%, 07/01/06                                      1,250          1,324
--------------------------------------------------------------------------------
FLORIDA -- 3.9%
  Dade County School District (GO) (MBIA)
   6.500%, 02/15/06                                      1,630          1,714
  Florida Board of Education (GO) (ETM)
   9.125%, 06/01/14                                        135            183
  Florida Board of Education Capital Outlay
   (GO) Series D
   5.750%, 06/01/22                                      1,000          1,110
  Florida Department of Transportation, Right
   of Way Project (GO)
   6.000%, 07/01/07                                      1,000          1,090
  Gulf Breeze Capital Funding (RB) (MBIA)
   Series B (A)
   4.174%, 12/01/17                                      1,000          1,050
  Tampa Sports Authority, Stadium Project
   (RB) (MBIA)
   6.000%, 01/01/06                                      1,000          1,041
                                                                     --------
                                                                        6,188
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
GEORGIA -- 6.6%
  Atlanta Water & Waste Water Authority
   (RB) (FGIC) Series A
   5.500%, 11/01/13                                     $2,000       $  2,273
  Fulton County Development Authority,
   Georgia Tech Athletic Association
   (RB) (AMBAC)
   5.500%, 10/01/17                                      1,750          1,951
  Fulton County Housing Authority,
   Single-Family Housing Mortgage Project
   (RB) (AMT) (GNMA) Series A
   5.300%, 03/01/05                                          5              5
  Georgia Municipal Electric Authority
   (RB) (MBIA) Series X
   6.500%, 01/01/12                                      2,000          2,300
  Georgia State (GO) Series B
   6.650%, 03/01/09                                      1,000          1,156
  Georgia State (GO) Series C
   6.250%, 08/01/06                                      1,000          1,067
  Metropolitan Atlanta Rapid Transportation
   Authority Second Indenture Project
   (RB) (MBIA) Series A
   5.625%, 07/01/20                                      1,500          1,601
                                                                     --------
                                                                       10,353
--------------------------------------------------------------------------------
ILLINOIS -- 4.2%
  Chicago (GO) (MBIA)
   5.500%, 01/01/14                                      1,000          1,113
  Chicago Board of Education, Capital
   Appreciation School Reform Project
   (GO) (FGIC) (A)
   5.222%, 12/01/28                                      2,175            589
  Illinios State (GO)
   5.500%, 02/01/16                                      1,000          1,104
  Illinois Highway Toll Authority (RB) (FSA)
   Series A
   5.500%, 01/01/13                                      1,000          1,127
  Illinois Sales Tax Program (RB) Series Q
   6.000%, 06/15/12                                      1,000          1,145
  Lake County Community School
   District No. 50 (GO) (FGIC) Series A
   6.000%, 12/01/20                                      1,000          1,106
  Metropolitan Pier & Exposition Authority,
   Capital Appreciation (RB) (MBIA) Series A (A)
   4.988%, 06/15/22                                      1,000            421
                                                                     --------
                                                                        6,605
--------------------------------------------------------------------------------
INDIANA -- 3.2%
  East Chicago Elementary School Building
   Corporation, First Mortgage (RB)
   6.250%, 01/05/16                                      1,750          2,032
  Fort Wayne South Side School Building
   Corporation, First Mortgage (RB) (FSA)
   4.750%, 07/15/11                                        500            522
  Hammond Multi-School Building
   Corporation, First Mortgage
   (RB) (ETM) Series B
   6.000%, 01/15/18                                      1,000          1,173

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Indianapolis Local Improvement Project
   (RB) (AMBAC) Series D
   5.375%, 02/01/17                                     $1,250       $  1,345
                                                                     --------
                                                                        5,072
--------------------------------------------------------------------------------
KENTUCKY -- 2.1%
  Kentucky Turnpike Authority, Economic
   Revitalization Projects (RB) (AMBAC)
   6.500%, 07/01/07                                      3,000          3,310
--------------------------------------------------------------------------------
MARYLAND -- 0.6%
  Montgomery County (GO) Series A
   5.700%, 07/01/05                                      1,000          1,021
--------------------------------------------------------------------------------
MASSACHUSETTS -- 6.7%
  Lawrence (GO) (AMBAC)
   5.500%, 02/01/14                                      1,355          1,502
   5.500%, 02/01/17                                      1,765          1,944
  Massachusetts (GO) (FGIC) Series A
   5.750%, 08/01/08                                      1,000          1,108
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project
   (RB) Series A
   5.800%, 03/01/11                                      1,000          1,137
   5.750%, 03/01/18                                        655            673
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project,
   Prerefunded 03/01/05 @ 102 (RB) Series A
   5.750%, 03/01/18                                      2,385          2,455
  Massachusetts Bay Transportation Authority,
   General Transportation Systems Project,
   Prerefunded 03/01/09 @ 101 (RB) (FGIC)
   Series A
   5.500%, 03/01/15                                      1,500          1,684
                                                                     --------
                                                                       10,503
--------------------------------------------------------------------------------
MICHIGAN -- 1.4%
  Michigan Municipal Bond Authority,
   Revolving Fund (RB)
   6.000%, 10/01/07                                      2,000          2,194
--------------------------------------------------------------------------------
MINNESOTA -- 1.3%
  Minnesota (GO)
   6.000%, 05/01/06                                      1,000          1,053
  North St. Paul Maplewood Independent
   School District No. 622, Prerefunded
   02/01/05 @ 100 (GO) (MBIA) Series A
   6.875%, 02/01/15                                      1,000          1,008
                                                                     --------
                                                                        2,061
--------------------------------------------------------------------------------
MISSOURI -- 1.8%
  Missouri Environmental Improvement
   Authority, Revolving Fund Program
   (RB) Series A
   6.000%, 01/01/07                                      1,545          1,662
  Missouri Environmental Improvement Water
   Authority, Revolving Fund Program
   (RB) Series B
   5.500%, 07/01/16                                      1,000          1,151
                                                                     --------
                                                                        2,813
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
NEVADA -- 3.5%
  Clark County School District (GO) (FSA)
   Series F
   5.500%, 06/15/17                                     $1,000       $  1,103
  Clark County Transportation Authority
   (GO) Series B
   5.750%, 12/01/16                                      2,000          2,242
  Henderson (GO) (MBIA) Series A
   6.500%, 06/01/07                                      1,000          1,097
  Nevada (GO) Series A-1
   6.000%, 05/15/09                                      1,000          1,130
                                                                     --------
                                                                        5,572
--------------------------------------------------------------------------------
NEW JERSEY -- 1.3%
  New Jersey Transportation Trust Fund
   (RB) (AMBAC) Series B
   6.000%, 06/15/05                                      2,000          2,043
--------------------------------------------------------------------------------
NEW MEXICO -- 1.3%
  Albuquerque Joint Water & Sewer Systems
   Project (RB)
   6.000%, 07/01/05                                      1,000          1,023
   6.000%, 07/01/07                                      1,000          1,087
                                                                     --------
                                                                        2,110
--------------------------------------------------------------------------------
NEW YORK -- 1.7%
  Buffalo Sewer Authority (RB) (FGIC) Series F
   6.000%, 07/01/13                                      1,300          1,524
  New York State Power Authority,
   Prerefunded 01/01/10 @100
   7.000%, 01/01/18                                      1,000          1,191
                                                                     --------
                                                                        2,715
--------------------------------------------------------------------------------
NORTH CAROLINA -- 1.2%
  Charlotte Water and Sewer System (RB)
   5.500%, 06/01/14                                      1,675          1,869
--------------------------------------------------------------------------------
OHIO -- 17.2%
  Butler County Transportation Improvement
   (RB) (FSA) Series A
   6.000%, 04/01/10                                      1,000          1,117
   5.500%, 04/01/09                                      1,150          1,272
  Clermont County Water Works, Sewer
   District Project (RB) (AMBAC)
   5.250%, 08/01/15                                      1,830          2,026
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC) Series A (A)
   5.876%, 12/01/15                                        420            225
   5.719%, 12/01/12                                        400            254
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (MBIA) Series B (A)
   5.910%, 12/01/16                                        815            413
  Cleveland Public Power Systems, First
   Mortgage (RB) (MBIA) Series 1
   6.000%, 11/15/10                                        995          1,140
  Cleveland Water Works, First Mortgage
   (RB) (MBIA) Series G
   5.500%, 01/01/09                                      1,000          1,103

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS

ARMADA INTERMEDIATE TAX EXEMPT BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Delaware County Capital Facilities (GO)
   6.000%, 12/01/12                                     $  545       $    635
  Greater Cleveland Regional Transportation
   Authority (GO) (MBIA) Series A
   5.000%, 12/01/18                                        570            600
   5.000%, 12/01/19                                        495            521
  Hamilton County (GO)
   5.200%, 12/01/14                                      1,545          1,646
  Hamilton County Hospital Facilities
   Authority, Children's Hospital Medical
   Center (RB) (MBIA) Series G
   5.375%, 05/15/13                                      1,100          1,200
  Hamilton County Sewer System, Metro
   Sewer District (RB) (MBIA) Series B
   5.000%, 12/01/05                                      1,500          1,522
  Lakota Local School District (GO) (FGIC)
   5.500%, 12/01/15                                      1,245          1,428
   5.500%, 12/01/16                                        500            573
  Massillon Parks & Recreation (GO) (AMBAC)
   5.500%, 12/01/18                                      1,405          1,556
  Miami University General Receipts (RB)
   (AMBAC)
   5.500%, 12/01/13                                      1,125          1,286
  Ohio Housing Finance Agency, Single-Family
   Housing Mortgage, Prerefunded
   01/15/13 @ 81.88 (RB) (FGIC) (A)
   6.399%, 01/15/15                                      1,920          1,122
  Ohio State Higher Education (GO) Series A
   5.375%, 08/01/18                                      1,000          1,099
  Ohio State Higher Education (GO) Series B
   5.250%, 11/01/12                                      1,000          1,120
  Ohio Turnpike Commission Authority
   (RB) (FGIC) Series A
   5.500%, 02/15/17                                        500            570
   5.500%, 02/15/18                                      1,000          1,144
  Ohio Turnpike Commission Authority
   (RB) (FSA) Series B
   5.500%, 02/15/13                                      1,000          1,132
  Perrysburg Exempted Village School
   District (GO)
   5.350%, 12/01/25                                      1,000          1,059
  Portage County (GO) (MBIA)
   5.100%, 12/01/12                                      1,200          1,302
                                                                     --------
                                                                       27,065
--------------------------------------------------------------------------------
OKLAHOMA -- 1.9%
  Grand River Dam Authority (RB) (AMBAC)
   6.250%, 06/01/11                                      2,500          2,928
--------------------------------------------------------------------------------
PENNSYLVANIA -- 4.5%
  Delaware County Industrial Development
   Authority, Electric Company (RB) (FGIC) (A)
   1.850%, 12/01/12                                        300            300
  Lackawanna County (GO) (FGIC) Series A
   4.800%, 01/01/13                                        500            522


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Pennsylvania Convention Center Authority
   (RB) (ETM) (FGIC) Series A
   6.000%, 09/01/19                                     $1,000       $  1,186
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax, City of
   Philadelphia Funding Program (RB) (FGIC)
   5.250%, 06/15/12                                      1,000          1,088
  Pittsburgh School District, Prerefunded
   09/01/06 @100 (GO) (AMBAC) Series A
   5.500%, 09/01/12                                      3,050          3,224
  State Public School Building Authority,
   Montgomery County Community College
   Project (RB)
   4.600%, 05/01/12                                        160            171
  Westmoreland County Capital Appreciation
   (RB) (MBIA) Series A (A)
   5.041%, 08/15/23                                      1,345            534
                                                                     --------
                                                                        7,025
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 2.1%
  Charleston County Public Improvement (GO)
   6.000%, 09/01/09                                      1,000          1,137
  South Carolina Public Service Authority
   (RB) (FGIC) Series B
   5.875%, 01/01/23                                      2,000          2,111
                                                                     --------
                                                                        3,248
--------------------------------------------------------------------------------
TENNESSEE -- 3.8%
  Nashville & Davidson County Metropolitan
   Government (GO)
   6.000%, 12/01/10                                      1,500          1,728
  Shelby County (GO) Series B
   5.200%, 12/01/09                                      2,000          2,141
  Tennessee (GO) Series B
   6.000%, 05/01/05                                      2,000          2,032
                                                                     --------
                                                                        5,901
--------------------------------------------------------------------------------
TEXAS -- 9.4%
  Austin Water & Wastewater System
   (RB) (AMBAC) Series A
   5.500%, 11/15/14                                      1,000          1,142
  Comal Independent School District (GO)
   5.500%, 02/01/19                                        500            547
  Conroe Independent School District (GO)
   5.500%, 02/15/15                                      2,500          2,722
  El Paso County Colonial Falcon School
   District #49 (GO) (FGIC)
   5.750%, 12/01/15                                      1,665          1,890
  Houston Texas Water & Sewer System
   (RB) (FSA) Series A
   5.500%, 12/01/13                                        800            890
  Houston Texas Water & Sewer System,
   Prerefunded 12/01/11 @ 100 (RB) (FSA)
   Series A
   5.500%, 12/01/13                                        700            796
  Plano Independent School District (GO)
   6.000%, 02/15/06                                      1,000          1,044

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Plano Independent School District,
   Prerefunded 08/15/05 @ 100 (GO)
   5.900%, 02/15/10                                     $1,000       $  1,008
  Robinson Independent School District (GO)
   5.750%, 08/15/12                                        575            639
  Texas State Water Financial Assistance (GO)
   5.500%, 08/01/17                                      1,125          1,240
  United Independent School District (GO)
   5.375%, 08/15/16                                      1,585          1,752
  Williamson County (GO) (FSA)
   5.500%, 02/15/16                                      1,000          1,111
                                                                     --------
                                                                       14,781
--------------------------------------------------------------------------------
UTAH -- 1.5%
  Intermountain Power Agency (RB) (FSA)
   Series E
   6.250%, 07/01/09                                      2,000          2,280
--------------------------------------------------------------------------------
VERMONT -- 3.6%
  Burlington Electric (RB) (MBIA)
   6.000%, 07/01/07                                      1,355          1,474
  Vermont Educational & Health Buildings
   Financing Authority, Middlebury College
   Project (RB)
   5.500%, 11/01/16                                      2,000          2,149
  Vermont Municipal Bond Bank
   (RB) (AMBAC) Series 2
   5.500%, 12/01/10                                      2,000          2,102
                                                                     --------
                                                                        5,725
--------------------------------------------------------------------------------
WASHINGTON -- 2.4%
  Seattle Municipal Light & Power (RB)
   5.625%, 12/01/18                                      3,500          3,828
--------------------------------------------------------------------------------
WISCONSIN -- 2.1%
  Fond du Lac School District (GO)
   5.750%, 04/01/17                                      1,000          1,136
  Milwaukee (GO)
   6.000%, 02/01/07                                      2,000          2,152
                                                                     --------
                                                                        3,288
--------------------------------------------------------------------------------
PUERTO RICO -- 2.2%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/09                                      2,000          2,292
  University of Puerto Rico (RB) (MBIA)
   Series N
   6.250%, 06/01/07                                      1,000          1,095
                                                                     --------
                                                                        3,387
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $146,425)                                 154,385
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                   NUMBER OF SHARES    (000)
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.0%
  Armada Tax-Exempt Money Market, Class I+              26,055       $     26
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $26)                              26
--------------------------------------------------------------------------------

Total Investments -- 98.2% (Cost $ 146,451)*                          154,411
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 1.8%
  Investment Advisory Fees Payable                                        (54)
  12b-1 Fees Payable
   Class I                                                                (10)
   Class A                                                                 (1)
  Administration Fees Payable                                              (9)
  Custody Fees Payable                                                     (3)
  Other Assets & Liabilities                                            2,849
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                  2,772
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $157,183
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest (unlimited authorization --
  no par value)                                                      $149,803
Distributions in excess of net investment income                         (232)
Accumulated net realized loss on investments                             (348)
Net unrealized appreciation on investments                              7,960
--------------------------------------------------------------------------------
Total Net Assets                                                     $157,183
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($146,196,259 / 14,313,555
  outstanding shares of beneficial interest)                           $10.21
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($10,356,859 / 1,010,216 outstanding shares of
  beneficial interest)                                                 $10.25
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A
  ($10.25 / 97.00%)                                                    $10.57
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($592,028 / 57,998 outstanding shares of beneficial interest)        $10.21
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($38,334 / 3,756 outstanding shares of beneficial interest)          $10.21
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $146,451.
     GROSS UNREALIZED APPRECIATION (000)               $8,155
     GROSS UNREALIZED DEPRECIATION (000)                 (195)
                                                       ------
     NET UNREALIZED APPRECIATION (000)                 $7,960
                                                       ======
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
(A) ZERO COUPON BOND. RATES SHOWN ARE THE EFFECTIVE YIELDS AT PURCHASE DATE. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS

ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.6%
MICHIGAN -- 88.7%
  Anchor Bay School District (GO) (FGIC)
   5.350%, 05/01/14                                     $1,415       $  1,575
  Anchor Bay School District (GO) (FGIC)
   Series II
   6.125%, 05/01/11                                        350            406
  Byron Center Public School (GO) (MBIA)
   8.250%, 05/01/08                                      1,380          1,627
   8.250%, 05/01/09                                      1,380          1,680
  Central Michigan University (RB) (FGIC)
   5.000%, 10/01/18                                      1,000          1,037
  Chippewa Valley School District (GO)
   5.500%, 05/01/16                                      1,000          1,114
  Clarkeston State Community Schools
   (GO) (FGIC)
   6.250%, 05/01/05                                      1,000          1,017
  Detroit Distributable State Aid
   (GO) (AMBAC)
   5.250%, 05/01/08                                      2,000          2,171
  Detroit Downtown Development
   (GO) (AMBAC) Series A
   6.250%, 07/15/11                                      1,600          1,868
  Detroit School District (GO) (FGIC)
   Series B
   5.000%, 05/01/17                                      1,000          1,050
  Detroit Sewer Disposal System
   (RB) (MBIA) Series A
   6.000%, 07/01/07                                      2,500          2,723
  Detroit Sewer Disposal System
   (RB) (MBIA) Series B
   6.000%, 07/01/09                                      1,000          1,132
   6.000%, 07/01/10                                      1,380          1,577
  Detroit Water Supply System
   (RB) (FGIC)
   6.500%, 07/01/15                                      1,000          1,219
  Detroit Water Supply System
   (RB) (MBIA) Series A
   6.000%, 07/01/13                                      1,000          1,170
  Detroit Water Supply System
   (RB) (MBIA) Series B
   5.550%, 07/01/12                                      2,000          2,275
  Ecorse Public School District
   (GO) (FGIC)
   6.500%, 05/01/07                                      1,350          1,477
  Forest Hills Public Schools (GO)
   5.000%, 05/01/12                                      1,000          1,099
  Goodrich Area School District
   (GO) (FSA) Series A
   5.750%, 05/01/12                                      1,020          1,171
  Goodrich Area School District,
   Prerefunded 05/01/05 @ 102
   (GO) (AMBAC)
   7.650%, 05/01/11                                      1,125          1,173
  Grand Haven Area Public Schools
   (GO) (MBIA)
   7.000%, 05/01/07                                      1,235          1,365


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Grand Ledge Public School District
   (GO) (MBIA)
   5.450%, 05/01/11                                     $1,250       $  1,404
  Grand Rapids Building Authority (RB)
   5.000%, 04/01/15                                      1,570          1,732
  Grand Rapids Sanitation & Sewer Systems
   (RB) (FGIC) Series A
   5.375%, 01/01/16                                      1,535          1,730
  Grand Valley Michigan State University
   (RB) (FGIC)
   5.750%, 12/01/14                                      1,405          1,587
  Greater Detroit Resource Recovery Authority
   (RB) (AMBAC) Series B
   6.250%, 12/13/08                                      1,500          1,698
  Hartland School District (GO)
   5.050%, 05/01/18                                      1,000          1,063
  Hartland School District, Prerefunded
   05/01/10 @ 100 (GO) (FGIC)
   6.000%, 05/01/12                                      1,325          1,518
  Holt Public Schools (GO) (FGIC) Series A
   5.625%, 05/01/15                                      1,275          1,437
  Jenison Public Schools (GO) (FGIC)
   5.250%, 05/01/12                                      1,000          1,115
  Kalamazoo Hospital Finance Authority
   (RB) (MBIA)
   5.500%, 05/15/08                                        350            372
  Kalamazoo Hospital Finance Authority,
   Borgess Medical Center (RB) (ETM) (FGIC)
   Series A
   6.125%, 07/01/07                                      1,520          1,524
  Kalamazoo Public Library (GO) (MBIA)
   5.200%, 05/01/11                                      1,000          1,109
  Kent County Hospital Finance Authority,
   Butterworth Hospital Project (RB) Series A
   7.250%, 01/15/13                                      5,000          5,935
  Lake Orion Community School District,
   Prerefunded 05/01/05 @ 101
   (GO) (AMBAC)
   7.000%, 05/01/20                                      2,000          2,061
  Lansing (GO)
   6.000%, 01/01/07                                      1,335          1,432
  Lansing School District, Prerefunded
   05/01/05 @ 100 (GO) Series III
   6.875%, 05/01/09                                      2,000          2,040
  Michigan Municipal Bond Authority, School
   Loan, Prerefunded 12-01-08 @101 (RB)
   5.250%, 12/01/12                                        750            832
  Michigan State Building Authority
   (RB) (FSA) Series I
   5.250%, 10/15/12                                        600            671
  Michigan State Building Facilities Authority,
   Prefunded 10/15/07 @ 101 (RB) Series II
   5.000%, 10/15/14                                      1,000          1,084
  Michigan State Environmental Protection
   Program (GO)
   6.250%, 11/01/12                                      3,250          3,763

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Michigan State Environmental Protection
   Program (GO) Series A
   5.000%, 05/01/11                                     $1,000       $  1,099
  Michigan State Hospital Finance Authority
   (RB) (ETM) (MBIA)
   5.375%, 08/15/14                                        285            308
  Michigan State Hospital Finance Authority
   (RB) (MBIA)
   1.750%, 11/15/26                                      1,000          1,000
  Michigan State Hospital Finance Authority,
   Genesys Health Systems, Prerefunded
   10/01/05 @ 102 (RB) Series A
   8.100%, 10/01/13                                      3,500          3,743
  Michigan State Hospital Finance Authority,
   Harper-Grace Hospitals (RB) (ETM)
   7.125%, 05/01/09                                        665            734
  Michigan State Hospital Finance Authority,
   Henry Ford Health System (RB) (AMBAC)
   6.000%, 09/01/11                                        500            574
   6.000%, 09/01/12                                      2,000          2,312
  Michigan State South Central Power
   (RB) (MBIA)
   5.800%, 11/01/05                                         60             62
   5.800%, 11/01/05                                      1,940          2,004
  Michigan State Strategic Fund Limited
   Obligation, Detroit Edison Project
   (RB) (FGIC)
   6.950%, 05/01/11                                      2,000          2,406
  Michigan State Strategic Fund Limited
   Obligation, Detroit Edison Project
   (RB) (MBIA)
   7.000%, 07/15/08                                      3,000          3,440
  Michigan State Strategic Fund Limited
   Obligation, Ford Motor Project
   (RB) Series A
   7.100%, 02/01/06                                      5,000          5,238
  Michigan State Strategic Fund Limited
   Obligation, Pollution Control General
   Motors Project (RB)
   6.200%, 09/01/20                                      1,000          1,047
  Michigan State Trunk Line (RB) (MBIA)
   Series A
   5.250%, 11/01/15                                      2,000          2,247
  Michigan State Underground Storage Tank
   (RB) (AMBAC) Series I
   6.000%, 05/01/05                                      1,000          1,016
  Mona Shores School District (GO) (FGIC)
   6.750%, 05/01/09                                      2,075          2,398
  Oakland County Economic Development
   Authority, Cranbrook Community
   Project (RB)
   5.000%, 11/01/17                                      5,000          5,235
  Paw Paw Public School District (GO) (FGIC)
   6.500%, 05/01/09                                      1,000          1,145
  Rochester Community School District
   (GO) Series II
   5.500%, 05/01/14                                      1,500          1,669


--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR (000)        (000)
--------------------------------------------------------------------------------
  Southgate Community School District
   (GO) (FGIC)
   5.750%, 05/01/11                                     $1,665       $  1,879
  Tecumseh Public Schools (GO)
   5.450%, 05/01/18                                      1,165          1,272
  University of Michigan, Student Fee
   (RB) Series A
   6.000%, 04/01/05                                        500            506
   6.000%, 04/01/06                                      1,315          1,381
  Wayne County Building Authority, Capital
   Improvements (RB) (MBIA) Series A
   6.000%, 06/01/07                                      2,000          2,145
  Western School District (GO) (MBIA)
   5.900%, 05/01/10                                      1,680          1,909
  Wyandotte Electric Authority (RB) (MBIA)
   6.250%, 10/01/08                                      2,470          2,667
  Ypsilanti School District (GO) (FGIC)
   6.500%, 05/01/06                                      1,175          1,245
                                                                     --------
                                                                      114,714
--------------------------------------------------------------------------------
PUERTO RICO -- 7.9%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/09                                      2,000          2,292
   6.250%, 07/01/10                                      2,000          2,323
  Commonwealth of Puerto Rico, Electric
   Power Authority (RB) (MBIA) Series W
   6.500%, 07/01/05                                      1,250          1,282
  Commonwealth of Puerto Rico, Public
   Buildings Authority (RB) (FSA) Series L
   5.500%, 07/01/07                                      3,000          3,238
  University of Puerto Rico (RB) (MBIA)
   Series N
   6.250%, 06/01/07                                      1,000          1,095
                                                                     --------
                                                                       10,230
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $115,684)                                 124,944
--------------------------------------------------------------------------------
MONEY MARKET FUNDS -- 2.5%
  Federated Michigan Tax Free Money
   Market Fund                                             657              1
  Fidelity Michigan Municipal Money
   Market Fund                                       3,217,412          3,217
--------------------------------------------------------------------------------

Total Money Market Funds (Cost $3,218)                                  3,218
--------------------------------------------------------------------------------

Total Investments -- 99.1% (Cost $ 118,902)*                          128,162
--------------------------------------------------------------------------------

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS

ARMADA MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 0.9%
  Investment Advisory Fees Payable                                   $    (44)
  12b-1 Fees Payable
   Class I                                                                 (8)
   Class A                                                                 (2)
  Administration Fees Payable                                              (8)
  Custody Fees Payable                                                     (3)
  Other Assets & Liabilities                                            1,164
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                  1,099
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $129,261
--------------------------------------------------------------------------------

NET ASSETS:
Shares of beneficial interest
  (unlimited authorization-- no par value)                           $119,933
Distributions in excess of net investment income                         (190)
Undistributed net realized gain on investments                            258
Net unrealized appreciation on investments                              9,260
--------------------------------------------------------------------------------
Total Net Assets                                                     $129,261
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($111,886,134 / 10,236,435
  outstanding shares of beneficial interest)                           $10.93
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($15,731,084 / 1,440,178 outstanding shares of beneficial interest)  $10.92
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.92 / 97.00%)          $11.26
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($1,471,239 / 134,497 outstanding shares of beneficial interest)     $10.94
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($172,173 / 15,728 outstanding shares of beneficial interest)        $10.95
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $118,901.
     GROSS UNREALIZED APPRECIATION (000)               $9,350
     GROSS UNREALIZED DEPRECIATION (000)                  (90)
                                                       ------
     NET UNREALIZED APPRECIATION (000)                 $9,260
                                                       ======
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SEE NOTES TO FINANCIAL STATEMENTS.

                                                      ARMADA TAX FREE BOND FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 96.9%
OHIO -- 96.9%
  Akron (GO)
   6.000%, 12/01/12                                    $ 1,000       $  1,159
  Akron Economic Development (RB) (MBIA)
   6.000%, 12/01/12                                        935          1,092
   5.750%, 12/01/09                                      1,680          1,857
  Akron Sewer System (RB) (MBIA)
   5.650%, 12/01/08                                        560            600
  Ashland City School District, Elementary
   Schools Facilities Project (COP) (AMBAC)
   5.100%, 12/01/09                                        245            269
   5.000%, 12/01/08                                        250            272
   4.950%, 12/01/07                                        345            370
  Avon Local School District (GO) (AMBAC)
   5.800%, 12/01/12                                      1,000          1,079
  Beavercreek Local School District
   (GO) (FGIC)
   5.250%, 12/01/07                                      1,130          1,205
  BelleFontaine City School District
   (GO) (MBIA)
   5.750%, 12/01/18                                        505            570
  Bowling Green State University (RB) (FGIC)
   5.750%, 06/01/12                                      1,000          1,125
  Brecksville-Broadview Heights City School
   District (GO) (FGIC)
   6.500%, 12/01/16                                      1,750          1,919
  Centerville Capital Facilities (GO) (MBIA)
   5.650%, 12/01/18                                         45             47
  Centerville Capital Facilities, Prerefunded
   12/01/05 @ 101 (GO) (MBIA)
   5.650%, 12/01/05                                        455            475
  Centerville City School District (GO) (FGIC)
   5.500%, 12/01/07                                        500            536
  Chesapeake-Union Exempted Village School
   District (GO) (AMBAC)
   6.250%, 12/01/22                                      1,000          1,165
  Cincinnati City School District (GO) (MBIA)
   5.375%, 12/01/16                                      1,000          1,097
  Cincinnati Water System (RB)
   5.500%, 12/01/10                                      2,000          2,250
  Clermont County Water Works, Sewer
   District Project (RB) (AMBAC)
   5.250%, 08/01/15                                      1,000          1,107
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC)
   Series A (B) (C)
   5.750%, 12/01/09                                        825            622
   5.748%, 12/01/12                                        420            267
   5.747%, 12/01/15                                        400            214
   5.741%, 12/01/18                                        820            371
  Cleveland Capital Appreciation, Cleveland
   Stadium Project (RB) (AMBAC)
   Series B (B) (C)
   5.752%, 12/01/07                                        810            749
   5.751%, 12/01/10                                        815            580
   5.751%, 12/01/13                                        815            489
   5.750%, 12/01/19                                        815            348


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Cleveland Waterworks, Refunding &
   Improvement Project (RB) (MBIA) Series H
   6.000%, 01/01/06                                    $ 2,000       $  2,081
  Clevelend Waterworks, Refunding &
   Improvement Project Series H (RB) (MBIA)
   5.625%, 01/01/13                                      1,965          2,077
   5.625%, 01/01/13                                         35             37
  Columbus (GO) Series 2
   5.000%, 06/15/16                                      1,000          1,059
  Copley Fairlawn City School District
   (GO) (TAN)
   4.150%, 12/01/05                                        675            686
  Cuyahoga County (GO)
   5.650%, 05/15/18                                        600            706
  Cuyahoga County Economic Development
   Authority (RB) (LOC - Key Bank)
   2.750%, 12/01/29                                      1,000          1,009
  Cuyahoga County Economic Development
   Authority, University School Project
   (RB) Series B (B)
   5.300%, 12/01/29                                      2,500          2,697
  Cuyahoga County Hospital Facilities
   Authority, University Hospital Systems
   Health Project (RB) (MBIA) Series A
   5.250%, 01/15/08                                      2,000          2,098
  Delaware County (GO)
   6.000%, 12/01/13                                        575            670
  Erie County Garbage & Refuse Landfill
   Improvement (GO)
   5.500%, 12/01/20                                      1,305          1,463
  Fairfield City School District Improvement
   (GO) (FGIC)
   5.500%, 12/01/15                                      1,000          1,116
  Forest Hills Local School District
   (GO) (MBIA)
   6.000%, 12/01/08                                      1,210          1,357
   6.000%, 12/01/09                                        830            944
  Franklin County Hospital Facilities Authority,
   Children's Hospital Project (RB) Series A
   6.000%, 11/01/06                                      1,035          1,101
  Greene County Sewer System Limited Tax
   Authority (GO)
   2.000%, 12/01/05                                      1,000            998
  Groveport-Madison Local School District
   (GO)
   2.200%, 12/01/06                                      1,008            993
  Hamilton City School District (GO) Series A
   6.150%, 12/01/13                                      1,000          1,188
  Hamilton County (GO)
   5.100%, 12/01/11                                      1,025          1,035
  Hamilton County Sewer System, Metro
   Sewer District (RB) (MBIA) Series B
   5.000%, 12/01/05                                      2,340          2,374
  Hamilton County Water System, West Phase
   Project (GO)
   5.500%, 12/01/07                                        240            253
  Indian Hill Exempted Village School District
   (GO)
   5.500%, 12/01/16                                      1,300          1,452

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS

ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Lakota Local School District (GO) (AMBAC)
   5.700%, 12/01/05                                     $  250       $    259
  Lakota Local School District (GO) (FGIC)
   5.500%, 12/01/16                                        880          1,009
   5.000%, 12/01/12                                      1,000          1,077
  Lebanon City School District (GO) (FSA)
   5.500%, 12/01/16                                      2,000          2,230
  Licking County Joint Vocational School District (GO)
   5.375%, 12/01/17                                      1,670          1,849
  Lima City School District (GO) (AMBAC)
   5.500%, 12/01/22                                      1,000          1,104
  Mad River Local School District (GO) (FGIC)
   5.750%, 12/01/14                                      1,060          1,237
   5.750%, 12/01/19                                      1,020          1,158
  Mansfield City School District (GO)
   6.250%, 12/01/07                                      1,000          1,107
   6.250%, 12/01/09                                      1,000          1,151
  Mason City School District (GO) (FGIC)
   5.200%, 12/01/08                                        865            892
  Mentor (GO)
   5.250%, 12/01/17                                      1,000          1,071
  Miami University General Receipts (RB)
   (AMBAC)
   5.500%, 12/01/13                                      1,000          1,143
  Middleberg Heights Hospital Authority,
   Southwest General Health Care Center
   Project (RB) (FSA)
   6.750%, 08/15/06                                      1,400          1,500
  Middletown (GO) (FGIC)
   5.750%, 12/01/12                                        650            730
   5.750%, 12/01/13                                        640            726
  Montgomery County (GO)
   5.500%, 12/01/20                                      1,515          1,677
   5.375%, 12/01/16                                      1,250          1,377
  Montgomery County Solid Waste Authority
   (RB) (MBIA)
   5.350%, 11/01/10                                        900            942
   5.300%, 11/01/07                                      1,000          1,047
   5.125%, 11/01/08                                        500            522
  Montgomery County Water Authority,
   Greater Moraine, Beavercreek Project
   (RB) (AMBAC)
   5.250%, 11/15/06                                        500            529
  Montgomery County, Sisters of Charity
   Health Care (RB) (MBIA) Series A
   6.500%, 05/15/08                                         50             50
  Napoleon City School District (GO)
   (AMBAC)
   5.375%, 12/01/18                                      1,000          1,066
  North Canton City School District (GO)
   (AMBAC)
   5.750%, 12/01/06                                        250            259
  North Royalton City School District (GO)
   (MBIA)
   6.625%, 12/01/06                                      1,885          2,045


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Oak Hills Local School District (GO)
   (MBIA)
   5.650%, 12/01/07                                     $  350       $    382
  Ohio Building Authority, Adult Correctional
   Building Fund (RB) (AMBAC) Series A
   6.000%, 04/01/06                                      1,930          2,026
   5.500%, 04/01/14                                      1,500          1,624
  Ohio Building Authority, Arts Facility Project
   (RB) Series A
   5.500%, 04/01/16                                      1,000          1,101
  Ohio Capital Corporation for Housing,
   Housing & Urban Development
   (RB) (FHA) Series D
   5.350%, 02/01/09                                        650            689
  Ohio Common School Capital Facility (GO)
   Series B
   5.500%, 09/15/13                                      2,640          3,008
  Ohio Conservation Projects (GO) Series A
   5.250%, 09/01/16                                      2,100          2,282
  Ohio Department of Administrative Services
   Office Project (COP) (AMBAC)
   5.000%, 12/15/12                                      1,210          1,311
  Ohio Housing Finance Agency, Single
   Family Mortgage (RB) Series A
   6.375%, 04/01/17                                         15             15
  Ohio Infrastructure Improvement,
   Prerefunded 02/01/10 @ 101 (GO) Series A
   5.750%, 02/01/12                                      1,000          1,141
  Ohio State (GO)
   6.200%, 08/01/12                                        860            901
  Ohio State Higher Education Facility
   Authority, University of Dayton
   (RB) (AMBAC)
   5.500%, 12/01/11                                      2,500          2,793
  Ohio State Higher Educational Capital
   Facility, Prerefunded 05/01/10 @100 (GO)
   Series B
   5.750%, 05/01/11                                      2,820          3,196
  Ohio State Higher Educational Facility
   Commission, Case Western University
   Project (RB) Series C
   5.000%, 10/01/10                                        905            969
  Ohio State Higher Educational Facility
   Commission, Oberlin College Project (RB)
   5.250%, 10/01/14                                      1,045          1,175
  Ohio State Higher Educational Facility
   Commission, Wittenberg University
   Project (RB)
   5.500%, 12/01/18                                      1,870          2,046
  Ohio State Higher Educational Facility
   Commission, Xavier University (RB)
   (MBIA)
   5.300%, 05/15/17                                      2,000          2,158
  Ohio State Higher Educational Facility,
   Kenyon College Project (RB) (A) (B)
   5.050%, 07/01/37                                      1,500          1,561

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Ohio State University General Receipts (RB)
   Series A
   5.750%, 12/01/13                                     $  615       $    697
  Ohio Turnpike Commission Authority (RB)
   (FGIC) Series A
   5.500%, 02/15/17                                      1,500          1,711
  Ohio Turnpike Commission, Prerefunded
   02/15/06 @ 102 (RB) (FSA) Series A
   6.000%, 02/15/07                                      4,100          4,368
  Ohio Water & Pollution Control
   Development Authority, Water Quality
   Loan Funding Project (RB) (MBIA)
   5.000%, 12/01/14                                      1,700          1,845
  Ohio Water Development Authority (RB)
   (AMBAC)
   6.000%, 12/01/06                                      1,075          1,153
  Ohio Water Development Authority, Fresh
   Water Project (RB) (ETM) (AMBAC)
   5.600%, 06/01/07                                      1,500          1,556
  Ohio Water Development Authority, Fresh
   Water Project (RB) (FSA) Series B
   5.500%, 12/01/20                                      1,835          2,118
  Ohio Water Development Authority, Pure
   Water Project (RB) (ETM) (AMBAC)
   Series I
   7.250%, 12/01/08                                        300            327
  Ohio Water Development Authority,
   Pure Water Project (RB) (MBIA)
   5.750%, 12/01/05                                         95             95
  Ohio Water Development Authority,
   Safe Water Project (RB) (AMBAC)
   6.000%, 06/01/07                                      1,715          1,863
  Olentangy Local School District (GO) (FSA)
   5.500%, 12/01/19                                      1,245          1,375
  Ottawa County (GO) (MBIA)
   5.400%, 09/01/11                                        500            553
  Parma City School District (GO)
   5.550%, 12/01/04                                        200            200
   5.550%, 12/01/05                                        290            298
   5.550%, 12/01/06                                        305            320
  Parma City School District (TAN)
   4.600%, 12/01/04                                      1,360          1,360
  Perrysburg Exempted Village School District
   (GO) (FSA) Series B
   5.750%, 12/01/12                                      1,225          1,414
  Portage County (GO) (MBIA)
   5.100%, 12/01/12                                      1,300          1,411
  Portage County Hospital Facility Authority,
   Robinson Memorial Hospital Project
   (RB) (MBIA)
   5.800%, 11/15/15                                        500            525
   5.625%, 11/15/07                                      1,000          1,024
  Richland County (GO) (AMBAC)
   5.200%, 12/01/08                                        515            540
  Sandusky County Hospital Facility Authority,
   Memorial Hospital Project (RB)
   4.900%, 01/01/05                                        500            500


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Sharonville (GO) (FGIC)
   5.250%, 06/01/13                                     $1,000       $  1,118
  Southwest Licking Local School District
   (GO) (FGIC)
   5.750%, 12/01/15                                        550            643
   5.750%, 12/01/16                                        400            468
  Springboro Sewerage System (RB) (MBIA)
   5.700%, 06/01/18                                      1,260          1,366
  Stow City School District (GO)
   9.125%, 12/01/06                                        580            654
  Strongsville City School District (GO)
   5.900%, 12/01/15                                        175            190
  Strongsville City School District (GO)
   (MBIA)
   5.200%, 12/01/09                                        670            739
   5.150%, 12/01/08                                      1,000          1,092
  Strongsville, Prerefunded 12/01/06 @ 102
   (GO)
   5.900%, 12/01/15                                      1,400          1,527
  Summit County (GO) (FGIC)
   6.250%, 12/01/11                                      1,235          1,456
   6.000%, 12/01/09                                        790            897
  Teays Valley Local School District, Facilities
   Construction & Improvement (GO) (FGIC)
   5.375%, 12/01/20                                      1,000          1,090
  University of Akron General Receipts (RB)
   (AMBAC)
   6.000%, 01/01/07                                        800            859
  University of Cincinnati General Receipts
   (RB) Series T
   5.500%, 06/01/11                                      1,110          1,239
  Upper Arlington City School District (GO)
   (MBIA)
   6.000%, 12/01/05                                      1,170          1,215
  Valley View Village Street Improvement (GO)
   (AMBAC)
   5.550%, 12/01/20                                        450            492
  Vandalia (GO)
   5.350%, 12/01/09                                        505            541
  Warrensville Height City School District
   (GO) (FGIC)
   5.625%, 12/01/20                                      1,400          1,561
  Washington County Hospital Facility
   Authority, Marietta Area Health Care
   Project (RB) (FSA)
   5.375%, 09/01/18                                      1,500          1,609
  West Chester Township (GO) (AMBAC)
   5.750%, 12/01/15                                      2,145          2,508
  West Clermont Local School District (GO)
   (AMBAC)
   5.650%, 12/01/08                                      1,030          1,086
  West Geauga Local School District (GO)
   (AMBAC)
   8.250%, 11/01/12                                        710            934
  Westerville (GO)
   5.250%, 12/01/12                                      1,205          1,323

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS

ARMADA OHIO INTERMEDIATE TAX EXEMPT BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
OHIO -- CONTINUED
  Westlake City School District (GO) Series A
   6.200%, 12/01/06                                     $1,635       $  1,761
  Wyoming City School District (GO) (FGIC)
   Series B
   5.750%, 12/01/13                                        135            157
   5.750%, 12/01/14                                        690            805
   5.750%, 12/01/15                                        740            865
   5.750%, 12/01/16                                        800            936
   5.750%, 12/01/17                                        400            469
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $152,230)                                 160,216
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 1.3%
  Armada Ohio Municipal Money Market,
   Class I+                                          2,103,971       $  2,104
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $2,104)                        2,104
--------------------------------------------------------------------------------

Total Investments -- 98.2% (Cost $ 154,334)*                          162,320
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- 1.8%
  Investment Advisory Fees Payable                                        (57)
  12b-1 Fees Payable
   Class I                                                                (11)
   Class A                                                                 (1)
  Administration Fees Payable                                             (10)
  Custody Fees Payable                                                     (3)
  Other Assets & Liabilities                                            3,111
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                  3,029
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $165,349
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest
  (unlimited authorization -- no par value)                          $158,929
Distributions in excess of net investment income                          (11)
Accumulated net realized loss on investments                           (1,555)
Net unrealized appreciation on investments                              7,986
--------------------------------------------------------------------------------
Total Net Assets                                                     $165,349
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($152,717,137 / 13,536,894
  outstanding shares of beneficial interest)                           $11.28
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($10,644,694 / 946,801 outstanding shares of beneficial interest)    $11.24
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($11.24 / 97.00%)          $11.59
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class B
  ($997,398 / 88,892 outstanding shares of beneficial interest)        $11.22
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($989,447 / 88,115 outstanding shares of beneficial interest)        $11.23
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $154,334.
     GROSS UNREALIZED APPRECIATION (000)               $8,175
     GROSS UNREALIZED DEPRECIATION (000)                 (189)
                                                       ------
     NET UNREALIZED APPRECIATION (000)                 $7,986
                                                       ======
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2004, AND THE DATE REPORTED IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(B) PUT & DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY DATE, NOT THE NEXT RESET OR PUT DATE.
(C) ZERO COUPON BOND. RATES SHOWN ARE THE EFFECTIVE YIELDS AT PURCHASE DATE. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
LOC -- LETTER OF CREDIT
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
TAN -- TAX ANTICIPATION NOTE
SEE NOTES TO FINANCIAL STATEMENTS.

                                                      ARMADA TAX FREE BOND FUNDS
                                                         STATEMENT OF NET ASSETS

ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.5%
PENNSYLVANIA -- 96.2%
  Allegheny County Higher Education
   Authority, Duquesne University Project
   (RB) (AMBAC)
   6.500%, 03/01/10                                    $   380       $    440
  Allegheny County Higher Education
   Authority, Duquesne University Project
   (RB) (AMBAC) Series A
   5.000%, 04/01/19                                        500            532
  Allegheny County Port Authority
   (RB) (FGIC)
   5.500%, 03/01/13                                        500            557
  Allegheny County Port Authority,
   Prerefunded 03/01/09 @ 101 (RB) (MBIA)
   6.250%, 03/01/17                                        685            789
  Allegheny County Sewer Sanitation
   Authority (RB) (FGIC) (ETM) (B)
   5.844%, 12/01/08                                      1,000            886
  Allegheny County Sewer Sanitation
   Authority (RB) (MBIA)
   5.750%, 12/01/09                                        225            254
  Allegheny Valley School District (GO)
   (MBIA) Series A
   5.000%, 11/01/19                                      1,500          1,605
  Berks County (GO) (AMBAC) Series A
   6.200%, 11/15/05                                        320            332
  Bethlehem Area School District (GO)
   (FGIC)
   5.000%, 09/01/11                                        250            265
  Blair County (GO) (AMBAC) Series A
   5.000%, 08/01/12                                        500            549
  Blair County (GO) (FGIC)
   5.250%, 08/01/06                                        300            315
  Blair County (GO) Series A
   5.375%, 08/01/13                                        270            305
  Blair County Hospital Authority, Altoona
   Hospital Project (RB) (AMBAC)
   5.250%, 07/01/09                                        500            546
  Boyertown Area School District (GO) (FSA)
   4.600%, 03/01/10                                        225            229
  Bradford County School District (GO)
   (FGIC)
   5.250%, 10/01/07                                      1,000          1,024
  Bucks County (GO)
   5.250%, 12/01/17                                      1,200          1,283
  Bucks County Community College
   Authority, College Building (RB)
   5.300%, 06/15/10                                        100            106
  Central Bucks County School District (GO)
   (FSA) Series A
   3.000%, 05/15/05                                        200            201
  Chester County (GO)
   5.100%, 06/15/18                                      1,000          1,046
  Danville Area School District (GO) (FGIC)
   5.000%, 05/15/11                                        545            598
  Delaware County (GO)
   5.125%, 10/01/14                                        275            295


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Delaware County Industrial Development
   Authority, Electric Company (RB)
   (FGIC) (A)
   1.850%, 12/01/12                                    $   200       $    200
  Delaware River Port Authority, Pennsylvania
   & New Jersey Bridges Project (RB) (ETM)
   6.000%, 01/15/10                                        385            421
  Delaware River Port Authority, Pennsylvania
   & New Jersey Bridges Project (RB) (FSA)
   5.500%, 01/01/10                                        500            559
  Delaware Valley Regional Finance Authority
   (RB) (AMBAC) Series A
   5.900%, 04/15/16                                      1,000          1,047
  Fairview School District (GO) (FGIC)
   6.000%, 02/15/07                                        880            948
  Garnet Valley School District (GO) (FGIC)
   5.375%, 04/01/13                                        500            558
  Gettysburg College Municipal Authority
   (RB) (MBIA)
   5.375%, 08/15/13                                      1,000          1,130
  Indiana County Industrial Development
   Authority, New York State Electric & Gas
   (RB) (MBIA) Series A
   6.000%, 06/01/06                                      1,000          1,054
  Montgomery County (GO)
   4.600%, 10/15/11                                        225            238
  Montgomery County Higher Education
   & Health Authority, Foulkeways at
   Gwynedd Project (RB)
   6.000%, 11/15/07                                        105            107
   5.900%, 11/15/06                                        190            191
  Moon Area School District (GO) (FGIC)
   Series A (B)
   5.202%, 11/15/11                                      1,520          1,168
  North Huntingdon Township (RB) (AMBAC)
   5.500%, 04/01/15                                      1,025          1,136
  North Wales Water Authority (RB) (FGIC)
   5.000%, 11/01/13                                        400            425
  Northampton County (GO)
   5.125%, 08/15/17                                        735            776
  Northampton County, General Purpose
   Authority (GO)
   5.250%, 10/01/15                                      1,000          1,123
  Oxford Area School District (GO) (FGIC)
   Series A
   5.500%, 02/15/13                                        690            774
  Parkland School District (GO) (FGIC)
   5.375%, 09/01/14                                      1,000          1,133
  Pennsylvania Convention Center Authority
   (RB) (ETM) (FGIC) Series A
   6.000%, 09/01/19                                      2,000          2,371
  Pennsylvania Introgovernmental Cooperative
   Authority, Philadelphia Funding Program,
   Special Tax Revenue (RB) (FGIC)
   5.300%, 06/15/08                                        750            783
  Pennsylvania State (GO) (AMBAC)
   5.125%, 09/15/08                                        500            535

ARMADA TAX FREE BOND FUNDS
STATEMENT OF NET ASSETS

ARMADA PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
NOVEMBER 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- CONTINUED
PENNSYLVANIA -- CONTINUED
  Pennsylvania State (GO) Second Series
   5.000%, 08/01/15                                    $ 1,000       $  1,096
  Pennsylvania State Higher Educational
   Facilities Authority (RB) (AMBAC)
   5.000%, 06/15/10                                      1,000          1,094
  Pennsylvania State Higher Educational
   Facilities Authority, La Salle University
   Project (RB) (MBIA)
   5.625%, 05/01/17                                        500            527
  Pennsylvania State Higher Educational
   Facilities Authority, University of
   Pennsylvania Project (RB) Series A
   5.550%, 09/01/09                                      1,300          1,331
  Pennsylvania State Housing Finance Agency,
   Residential Development Section 8
   Project (RB)
   2.950%, 07/01/05                                      1,000          1,003
  Pennsylvania State Industrial Development
   Authority, Economic Development Project
   (RB) (AMBAC)
   5.800%, 07/01/09                                        700            788
  Pennsylvania State Infrastructure Investment
   Authority, Pennvest LN Pool Project (RB)
   (MBIA)
   5.625%, 09/01/13                                        725            778
  Pennsylvania State Intergovernmental
   Cooperative Authority, Special Tax, City of
   Philadelphia Funding Program (RB) (FGIC)
   5.250%, 06/15/12                                        500            544
   5.250%, 06/15/17                                        500            536
  Pennsylvania State University (GO)
   5.000%, 03/01/13                                      1,000          1,099
  Pennsylvania State University (RB)
   5.250%, 08/15/11                                        475            529
   5.250%, 08/15/13                                      1,000          1,118
  Pennsylvania State University (RB) Series A
   4.900%, 08/15/10                                        200            214
  Perkiomen Valley School District (GO) (FSA)
   5.000%, 02/01/17                                        100            104
  Philadelphia Hospital Authority, Graduate
   Hospital Project (RB) (ETM)
   7.000%, 07/01/10                                        235            264
  Philadelphia Hospital Authority, Thomas
   Jefferson University Hospital Project (RB)
   (ETM)
   7.000%, 07/01/08                                        130            142
  Philadelphia PA School District (GO)
   (FGIC) (A)
   1.800%, 09/01/21                                      2,000          2,000
  Philadelphia Parking Authority (RB)
   (AMBAC)
   5.125%, 02/01/09                                        250            273
  Philadelphia Redevelopment Authority,
   Neighborhood Tranformation Project (RB)
   (FGIC) Series A
   5.000%, 04/15/09                                        320            348


--------------------------------------------------------------------------------
                                                         PAR           VALUE
                                                        (000)          (000)
--------------------------------------------------------------------------------
  Philadelphia Water & Waste Water Authority
   (RB) (MBIA)
   6.250%, 08/01/08                                    $   500       $    562
   6.250%, 08/01/11                                        200            234
   5.500%, 06/15/07                                      1,500          1,615
  Pittsburgh & Allegheny County Public
   Auditorium, Regional Asset District Sales
   Tax (RB) (AMBAC)
   5.250%, 02/01/14                                        500            541
  Pittsburgh Area School District (GO) (FSA)
   Series A
   5.250%, 09/01/12                                      2,000          2,233
  Pittsburgh Public Parking Authority (RB)
   (AMBAC)
   6.000%, 12/01/09                                        945          1,075
  Pittsburgh Water & Sewer Authority (RB)
   (AMBAC)
   5.000%, 12/01/14                                        185            200
  Pittsburgh Water & Sewer Authority (RB)
   (FGIC) Series A
   5.000%, 09/01/18                                        570            592
  Scranton-Lackawanna Health & Welfare
   Authority (RB) (ETM)
   6.625%, 07/01/09                                        275            301
  Shaler School District Capital Appreciation
   (GO) (FGIC) Series A (B)
   5.752%, 11/15/20                                        615            289
  Southeastern Transportation Authority (RB)
   (FGIC) Series A
   5.250%, 03/01/17                                      1,070          1,141
  State Public School Building Authority,
   Delaware County Community College
   Project (RB) (MBIA)
   5.750%, 10/01/16                                        150            169
  Washington County Lease Authority, Special
   Sub-Series (RB) (ETM)
   7.875%, 12/15/18                                      1,000          1,379
  West Chester Area School District (GO)
   (MBIA)
   3.850%, 01/15/10                                        750            764
  West Mifflin Sewer Authority (RB) (MBIA)
   5.000%, 08/01/14                                        250            264
  West Whiteland Municipal Sewer Authority
   (RB) (ETM)
   6.400%, 09/15/13                                        240            279
                                                                     --------
                                                                       54,260
--------------------------------------------------------------------------------
PUERTO RICO -- 5.3%
  Commonwealth of Puerto Rico (GO) (MBIA)
   6.250%, 07/01/12                                        500            595
  Commonwealth of Puerto Rico Aqueduct
   & Sewer Authority (RB) (MBIA)
   6.000%, 07/01/07                                      1,000          1,092
  Commonwealth of Puerto Rico, Public
   Buildings Authority (RB) (FSA) Series L
   5.500%, 07/01/07                                      1,000          1,079

--------------------------------------------------------------------------------
                                                  NUMBER OF SHARES/    VALUE
                                                      PAR(000)         (000)
--------------------------------------------------------------------------------
  Puerto Rico Housing Finance Authority,
   Multi-Family Housing Mortgage Project
   (RB) (FHA)
   7.400%, 04/01/07                                    $   105       $    105
   7.300%, 10/01/06                                        100            100
                                                                     --------
                                                                        2,971
--------------------------------------------------------------------------------

Total Municipal Bonds (Cost $54,772)                                   57,231
--------------------------------------------------------------------------------
AFFILIATED MONEY MARKET FUND -- 0.2%
  Armada Pennsylvania Tax-Exempt Money
   Market, Class I+                                    144,982            145
--------------------------------------------------------------------------------

Total Affiliated Money Market Fund (Cost $145)                            145
--------------------------------------------------------------------------------

Total Investments -- 101.7% (Cost $ 54,917)*                           57,376
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES -- (1.7)%
  Investment Advisory Fees Payable                                        (20)
  12b-1 Fees Payable
   Class I                                                                 (4)
  Administration Fees Payable                                              (3)
  Custody Fees Payable                                                     (2)
  Other Assets & Liabilities                                             (951)
--------------------------------------------------------------------------------

Total Other Assets & Liabilities; Net:                                   (980)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                           $ 56,396
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                       VALUE
                                                                       (000)
--------------------------------------------------------------------------------
NET ASSETS:
Shares of beneficial interest (unlimited authorization --
  no par value)                                                      $ 54,006
Distributions in excess of net investment income                          (48)
Accumulated net realized loss on investments                              (21)
Net unrealized appreciation on investments                              2,459
--------------------------------------------------------------------------------
Total Net Assets                                                     $ 56,396
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
  Price Per Share -- Class I ($54,172,357 / 5,128,262
  outstanding shares of beneficial interest)                           $10.56
--------------------------------------------------------------------------------
Net Asset Value and Redemption Price Per Share -- Class A
  ($1,322,072 / 124,919 outstanding shares of beneficial interest)     $10.58
--------------------------------------------------------------------------------
Maximum Offering Price Per Share -- Class A ($10.58 / 97.00%)          $10.91
--------------------------------------------------------------------------------
Net Asset Value and Offering Price Per Share -- Class C
  ($901,809 / 85,275 outstanding shares of beneficial interest)        $10.58
--------------------------------------------------------------------------------
* AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS (000) $54,917.
     GROSS UNREALIZED APPRECIATION (000)               $2,594
     GROSS UNREALIZED DEPRECIATION (000)                 (135)
                                                       ------
     NET UNREALIZED APPRECIATION (000)                 $2,459
                                                       ======
+ SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS
(A) VARIABLE RATE SECURITY -- RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON NOVEMBER 30, 2004.
(B) ZERO COUPON BOND. RATES SHOWN ARE THE EFFECTIVE YIELDS AT PURCHASE DATE. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
ETM -- ESCROWED TO MATURITY
FGIC -- FEDERAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING AUTHORITY
FSA -- FEDERAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
RB -- REVENUE BOND
SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA EQUITY FUNDS
STATEMENTS OF OPERATIONS (000)
SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

                                                                                                 LARGE CAP
                                                                                INTERNATIONAL       CORE          LARGE CAP
                                                                                 EQUITY FUND     EQUITY FUND     GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ...................................................................      $ 2,737         $ 2,056         $ 5,889
Income from affiliate+ ......................................................          107              14              20
Security lending income .....................................................           99              18              77
Less: foreign taxes withheld ................................................         (221)             (2)             (8)
------------------------------------------------------------------------------------------------------------------------------
Total Investment Income .....................................................        2,722           2,086           5,978
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ....................................................        1,655             836           2,588
Administration fees .........................................................          101              78             241
12b-1 fees:
   Class I Shares ...........................................................           82              63             162
   Class A Shares ...........................................................            3               2              41
   Class B Shares ...........................................................            6              13              35
   Class C Shares ...........................................................            4               3               4
   Class R Shares ...........................................................            1               2               1
Shareholder services fees:
   Class A Shares ...........................................................           14              10             171
   Class B Shares ...........................................................            2               4              12
   Class C Shares ...........................................................            2               1               1
Transfer agent fees .........................................................           56              32             104
Custodian fees ..............................................................          116              18              42
Professional fees ...........................................................           15              11              30
Pricing fees ................................................................           11               1               2
Printing and shareholder reports ............................................           13               8              28
Registration and filing fees ................................................           18              10              38
Trustees' fees ..............................................................            4               2               9
Miscellaneous ...............................................................            7               5              19
------------------------------------------------------------------------------------------------------------------------------
Total Expenses ..............................................................        2,110           1,099           3,528
------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ..........................................          (73)             --              --
------------------------------------------------------------------------------------------------------------------------------
Net Expenses ................................................................        2,037           1,099           3,528
------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ................................................          685             987           2,450
------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ................................       31,486          (2,370)         (8,126)
Net realized gain on foreign currency transactions ..........................          674              --              --
Net realized gain (loss) on futures .........................................        1,112             110             415
Net change in unrealized appreciation (depreciation) on futures .............          489             (20)           (173)
Net change in unrealized appreciation on foreign currency translation .......          155              --              --
Net change in unrealized appreciation (depreciation) on investments .........       (3,303)         13,367          11,264
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments ......................       30,613          11,087           3,380
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations .............      $31,298         $12,074         $ 5,830
==============================================================================================================================

                                                                                   LARGE CAP        MID CAP         MID CAP
                                                                                  VALUE FUND      GROWTH FUND     VALUE FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ...................................................................      $ 7,876         $   100          $  422
Income from affiliate+ ......................................................           51               9               8
Security lending income .....................................................           49              19              10
Less: foreign taxes withheld ................................................          (25)             (1)             (1)
-------------------------------------------------------------------------------------------------------------------------------
Total Investment Income .....................................................        7,951             127             439
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ....................................................        2,210             302             305
Administration fees .........................................................          206              21              21
12b-1 fees:
   Class I Shares ...........................................................          161              11              13
   Class A Shares ...........................................................           13               5               2
   Class B Shares ...........................................................           39              11              13
   Class C Shares ...........................................................            2               1               3
   Class R Shares ...........................................................            2              --               1
Shareholder services fees:
   Class A Shares ...........................................................           54              23               7
   Class B Shares ...........................................................           13               4               4
   Class C Shares ...........................................................            1              --               1
Transfer agent fees .........................................................          103              41              15
Custodian fees ..............................................................           36               8               8
Professional fees ...........................................................           26               6               6
Pricing fees ................................................................            1               3               2
Printing and shareholder reports ............................................           24               4               2
Registration and filing fees ................................................           29               6               3
Trustees' fees ..............................................................            7               1               1
Miscellaneous ...............................................................           16               2               2
-------------------------------------------------------------------------------------------------------------------------------
Total Expenses ..............................................................        2,943             449             409
-------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ..........................................           --             (75)            (76)
-------------------------------------------------------------------------------------------------------------------------------
Net Expenses ................................................................        2,943             374             333
-------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ................................................        5,008            (247)            106
-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ................................       19,234          (1,172)          5,606
Net realized gain on foreign currency transactions ..........................           --              --              --
Net realized gain (loss) on futures .........................................         (171)            (26)            (21)
Net change in unrealized appreciation (depreciation) on futures .............           89              69              --
Net change in unrealized appreciation on foreign currency translation .......           --              --              --
Net change in unrealized appreciation (depreciation) on investments .........       31,829            (479)          1,164
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments ......................       50,981          (1,608)          6,749
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations .............      $55,989         $(1,855)         $6,855
===============================================================================================================================

                                                                                 S&P 500    SMALL CAP    SMALL CAP    SMALL CAP
                                                                               INDEX FUND   CORE FUND   GROWTH FUND   VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ...................................................................    $ 4,812     $   152      $    39       $ 5,708
Income from affiliate+ ......................................................         82          10           16           118
Security lending income .....................................................         23          13           54           210
Less: foreign taxes withheld ................................................         --          --           --            (7)
----------------------------------------------------------------------------------------------------------------------------------
Total Investment Income .....................................................      4,917         175          109         6,029
----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ....................................................        737         308          549         5,370
Administration fees .........................................................        147          21           38           376
12b-1 fees:
   Class I Shares ...........................................................         10          19           24           246
   Class A Shares ...........................................................         --          --            6            64
   Class B Shares ...........................................................         13          --           16            62
   Class C Shares ...........................................................          7           1            3            85
   Class R Shares ...........................................................          5          --           --            --
Shareholder services fees:
   Class A Shares ...........................................................         20          --           26           267
   Class B Shares ...........................................................          4          --            6            21
   Class C Shares ...........................................................          2          --            1            28
Transfer agent fees .........................................................         52           5           75           188
Custodian fees ..............................................................         28           8           12            57
Professional fees ...........................................................         18           6           10            43
Pricing fees ................................................................         10           3            3             3
Printing and shareholder reports ............................................         16           1            7            40
Registration and filing fees ................................................         21           1            8            53
Trustees' fees ..............................................................          5          --            2            13
Miscellaneous ...............................................................          9           2            6            26
----------------------------------------------------------------------------------------------------------------------------------
Total Expenses ..............................................................      1,104         375          792         6,942
----------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ..........................................       (316)         --           --            --
----------------------------------------------------------------------------------------------------------------------------------
Net Expenses ................................................................        788         375          792         6,942
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss) ................................................      4,129        (200)        (683)         (913)
----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ................................     (1,334)     (2,596)      (8,525)       88,029
Net realized gain on foreign currency transactions ..........................         --          --           --            --
Net realized gain (loss) on futures .........................................        374          10           47            --
Net change in unrealized appreciation (depreciation) on futures .............        748          73          252            --
Net change in unrealized appreciation on foreign currency translation .......         --          --           --            --
Net change in unrealized appreciation (depreciation) on investments .........     20,133      13,286        4,786        70,125
----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments ......................     19,921      10,773       (3,440)      158,154
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations .............    $24,050     $10,573      $(4,123)     $157,241
==================================================================================================================================

+SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
SEE NOTES TO FINANCIAL STATEMENTS.

100-101

ARMADA ASSET ALLOCATION FUNDS
STATEMENTS OF OPERATIONS (000)
SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

                                                                               AGGRESSIVE        BALANCED       CONSERVATIVE#
                                                                               ALLOCATION       ALLOCATION       ALLOCATION#
                                                                                  FUND             FUND             FUND#
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ..................................................................      $ --            $1,062            $ --
Interest ...................................................................        --             1,014              --
Income from affiliate+ .....................................................        68                 3             114
Security lending income ....................................................        --                24              --
Less: foreign taxes withheld ...............................................        --               (15)             --
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment Income ....................................................        68             2,088             114
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ....................................................       16               610              14
Administration fees ........................................................         5                57               4
12b-1 fees:
   Class I Shares ...........................................................        2                34               1
   Class A Shares ...........................................................        1                 5               1
   Class B Shares ..........................................................         5                26               4
   Class C Shares ...........................................................        4                 7               4
   Class R Shares ...........................................................       --                --              --
Shareholder services fees:
   Class A Shares ..........................................................         5                22               4
   Class B Shares ..........................................................         2                 9               1
   Class C Shares ...........................................................        1                 2               2
Transfer agent fees .........................................................        4                32               3
Custodian fees ..............................................................        3                42               3
Professional fees ...........................................................        2                 9               2
Pricing fees ...............................................................        --                24              --
Printing and shareholder reports ............................................       --                 6              --
Registration and filing fees ...............................................        --                11              --
Trustees' fees .............................................................        --                 2              --
Miscellaneous ...............................................................       --                 2              --
-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses .............................................................        50               900              43
-----------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ..........................................      (16)               --             (14)
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses ................................................................       34               900              29
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income ......................................................        34             1,188              85
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ................................      166             2,764              57
Net realized gain on foreign currency transactions ..........................       --                49              --
Net realized gain on futures ................................................       --               346              --
Capital gain distributions received from other Armada Funds ................        --                --              54
Net change in unrealized appreciation on futures ............................       --               187              --
Net change in unrealized appreciation on foreign currency translation ......        --                 7              --
Net change in unrealized appreciation (depreciation) on investments .........      398             4,965             182
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments .....................       564             8,318             293
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations ........................     $598            $9,506            $378
===================================================================================================================================

                                                                                                GOVERNMENT
                                                                                   BOND          MORTGAGE          INTERMEDIATE
                                                                                   FUND            FUND              BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ..................................................................     $    --          $    --            $    --
Interest ...................................................................       9,831            6,666              8,991
Income from affiliate+ .....................................................          32               30                 45
Security lending income ....................................................          59               19                106
Less: foreign taxes withheld ...............................................          --               --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment Income ....................................................       9,922            6,715              9,142
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ....................................................      1,161              734              1,277
Administration fees ........................................................         148               93                163
12b-1 fees:
   Class I Shares ...........................................................        102               60                111
   Class A Shares ...........................................................          3                5                  3
   Class B Shares ..........................................................           5               22                 27
   Class C Shares ...........................................................          1                8                  2
   Class R Shares ...........................................................         --                1                 --
Shareholder services fees:
   Class A Shares ..........................................................          14               23                 18
   Class B Shares ..........................................................           2                7                  9
   Class C Shares ...........................................................         --                3                  1
Transfer agent fees .........................................................         60               39                 61
Custodian fees ..............................................................         37               30                 31
Professional fees ...........................................................         23               12                 21
Pricing fees ...............................................................          11               62                 10
Printing and shareholder reports ............................................         21                9                 18
Registration and filing fees ...............................................          25               17                 23
Trustees' fees .............................................................           6                3                  6
Miscellaneous ...............................................................         13                5                 10
-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses .............................................................       1,632            1,133              1,791
-----------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ..........................................         --             (200)              (348)
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses ................................................................      1,632              933              1,443
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income ......................................................       8,290            5,782              7,699
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ................................      3,564            5,282               (326)
Net realized gain on foreign currency transactions ..........................         --               --                 --
Net realized gain on futures ................................................         --               --                 --
Capital gain distributions received from other Armada Funds ................          --               --                 --
Net change in unrealized appreciation on futures ............................         --               --                 --
Net change in unrealized appreciation on foreign currency translation ......          --               --                 --
Net change in unrealized appreciation (depreciation) on investments .........      3,324           (1,460)             3,969
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments .....................       6,888            3,822              3,643
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations ........................    $15,178          $ 9,604            $11,342
===================================================================================================================================

                                                                                                 TOTAL RETURN
                                                                             LIMITED MATURITY     ADVANTAGE        ULTRA SHORT
                                                                                 BOND FUND           FUND           BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends ..................................................................      $   --            $    --           $   --
Interest ...................................................................       4,622              7,111            1,922
Income from affiliate+ .....................................................          15                 26               13
Security lending income ....................................................          57                 60               28
Less: foreign taxes withheld ...............................................          --                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment Income ....................................................       4,694              7,197            1,963
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ....................................................        711                906              350
Administration fees ........................................................         111                115               61
12b-1 fees:
   Class I Shares ...........................................................         76                 81               17
   Class A Shares ...........................................................          2                  1               --
   Class B Shares ..........................................................           5                  5               --
   Class C Shares ...........................................................          4                  1               --
   Class R Shares ...........................................................         --                  1               --
Shareholder services fees:
   Class A Shares ..........................................................          10                  6                5
   Class B Shares ..........................................................           2                  2               --
   Class C Shares ...........................................................          2                 --               --
Transfer agent fees .........................................................         40                 71               17
Custodian fees ..............................................................         23                 24               16
Professional fees ...........................................................         16                 15               10
Pricing fees ...............................................................           9                  9                7
Printing and shareholder reports ............................................         14                 12                6
Registration and filing fees ...............................................          16                 16                7
Trustees' fees .............................................................           4                  4                2
Miscellaneous ...............................................................          9                  6                5
-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses .............................................................       1,054              1,275              503
-----------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ..........................................       (157)              (247)            (175)
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses ................................................................        897              1,028              328
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income ......................................................       3,797              6,169            1,635
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ................................       (337)               892             (469)
Net realized gain on foreign currency transactions ..........................         --                 --               --
Net realized gain on futures ................................................         --                 --               --
Capital gain distributions received from other Armada Funds ................          --                 --               --
Net change in unrealized appreciation on futures ............................         --                 --               --
Net change in unrealized appreciation on foreign currency translation ......          --                 --               --
Net change in unrealized appreciation (depreciation) on investments .........       (646)             4,535             (207)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments .....................        (983)             5,427             (676)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations ........................     $2,814            $11,596           $  959
===================================================================================================================================

+SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
SEE NOTES TO FINANCIAL STATEMENTS.

102-103

ARMADA FIXED INCOME FUNDS
STATEMENTS OF OPERATIONS (000)
SIX MONTHS ENDED NOVEMBER 30, 2004 (UNAUDITED)

                                                                            MICHIGAN           OHIO           PENNSYLVANIA
                                                         INTERMEDIATE     INTERMEDIATE     INTERMEDIATE       INTERMEDIATE
                                                          TAX EXEMPT        MUNICIPAL       TAX EXEMPT          MUNICIPAL
                                                           BOND FUND        BOND FUND        BOND FUND          BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest ..............................................     $3,611           $3,303            $3,712             $1,121
Income from affiliate+ ................................          8               --                 8                  6
-----------------------------------------------------------------------------------------------------------------------------------
Total Investment Income ...............................      3,619            3,303             3,720              1,127
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees ..............................        449              368               466                159
Administration fees ...................................         57               47                59                 20
12b-1 fees:
   Class I Shares .....................................         38               30                39                 14
   Class A Shares .....................................          2                3                 3                 --
   Class B Shares .....................................          3                6                 4                 --
   Class C Shares .....................................         --               --                 4                  3
Shareholder services fees:
   Class A Shares .....................................         12               18                13                  2
   Class B Shares .....................................          1                2                 1                 --
   Class C Shares .....................................         --               --                 1                  1
Transfer agent fees ...................................         21               19                22                  7
Custodian fees ........................................         15               13                16                  8
Professional fees .....................................         10                9                10                  5
Pricing fees ..........................................         11                7                13                  7
Printing and shareholder reports ......................          7                6                 8                  2
Registration and filing fees ..........................          8                8                 7                  3
Trustees' fees ........................................          2                2                 2                  1
Miscellaneous .........................................          5                4                 3                  1
-----------------------------------------------------------------------------------------------------------------------------------
Total Expenses ........................................        641              542               671                233
-----------------------------------------------------------------------------------------------------------------------------------
LESS:
Waiver of investment advisory fees ....................       (122)            (100)             (127)               (43)
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses ..........................................        519              442               544                190
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income .................................      3,100            2,861             3,176                937
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments sold ..........        290              (76)              185                 (8)
Net change in unrealized appreciation
   on investments .....................................      1,062              125             1,006                549
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments .......      1,352               49             1,191                541
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations ..     $4,452           $2,910            $4,367             $1,478
===================================================================================================================================

+SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
SEE NOTES TO FINANCIAL STATEMENTS.

                                                             ARMADA EQUITY FUNDS
                                       STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                    INTERNATIONAL EQUITY FUND         LARGE CAP CORE EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE                          FOR THE
                                                                SIX MONTHS ENDED     FOR THE      SIX MONTHS ENDED      FOR THE
                                                                NOVEMBER 30, 2004   YEAR ENDED   NOVEMBER 30, 2004    YEAR ENDED
                                                                   (UNAUDITED)     MAY 31, 2004     (UNAUDITED)      MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                         $    685      $   2,244         $    987         $  1,550
Net realized gain (loss) on investments sold,
   futures and foreign currency transactions                           33,272         48,107           (2,260)          15,879
Net unrealized appreciation (depreciation) on investments,
   futures and foreign currency translation                            (2,659)        29,543           13,347            7,588
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        31,298         79,894           12,074           25,017
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                 --         (4,678)            (416)          (1,533)
   Class A                                                                 --           (140)              (5)             (39)
   Class B                                                                 --            (18)              --               (1)
   Class C                                                                 --             (9)              --               --
   Class H                                                                 --             (1)              --               --
   Class R                                                                 --             (4)              --               (1)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends                                                            --         (4,850)            (421)          (1,574)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                             13,908        100,876           13,737           52,297
   Class A                                                              1,196         61,576            1,375            4,402
   Class B                                                                 46            293              399            1,946
   Class C                                                              3,919          6,730               31              546
   Class H                                                                 --             14               --              126
   Class R                                                                127            360              259              492
Reinvestment of dividends and distributions:
   Class I                                                                 --            904              315            1,182
   Class A                                                                 --            129                5               37
   Class B                                                                 --             17               --                1
   Class C                                                                 --              8               --               --
   Class H                                                                 --              1               --               --
   Class R                                                                 --              4               --                1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       19,196        170,912           16,121           61,030
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                            (36,987)      (214,173)         (17,075)         (18,350)
   Class A                                                             (2,168)       (86,528)          (2,124)          (1,135)
   Class B                                                               (340)          (926)            (454)            (349)
   Class C                                                             (3,925)        (6,113)             (74)            (423)
   Class H                                                                 --           (114)              --             (288)
   Class R                                                                (17)          (107)             (20)             (68)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      (43,437)      (307,961)         (19,747)         (20,613)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions             (24,241)      (137,049)          (3,626)          40,417
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 7,057        (62,005)           8,027           63,860
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                295,057        357,062          222,961          159,101
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                     $302,114      $ 295,057         $230,988         $222,961
===================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                             105

ARMADA EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                                LARGE CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            FOR THE
                                                                                        SIX MONTHS ENDED         FOR THE
                                                                                        NOVEMBER 30, 2004      YEAR ENDED
                                                                                           (UNAUDITED)        MAY 31, 2004
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                               $   2,450            $     163
Net realized gain (loss) on investments sold and futures                                      (7,711)              43,081
Net unrealized appreciation (depreciation) on investments
   and futures                                                                                11,091               20,635
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                5,830               63,879
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                                        --               (2,113)
   Class A                                                                                        --                 (339)
   Class B                                                                                        --                   (7)
   Class C                                                                                        --                   (1)
   Class R                                                                                        --                   (1)
Distributions from net realized capital gains:
   Class I                                                                                    (6,949)                  --
   Class A                                                                                    (1,766)                  --
   Class B                                                                                      (127)                  --
   Class C                                                                                       (16)                  --
   Class H                                                                                        --                   --
   Class R                                                                                        (5)                  --
Return of capital distributions:
   Class I                                                                                        --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                             (8,863)              (2,461)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                                    19,811               81,601
   Class A                                                                                     4,605               15,576
   Class B                                                                                       467                3,729
   Class C                                                                                       105                  416
   Class H                                                                                        --                   10
   Class R                                                                                       227                  571
Net asset value of shares issued from merger 1:
   Class I                                                                                    12,856               53,365
   Class A                                                                                     8,453                6,453
   Class B                                                                                        --                3,108
   Class C                                                                                        --                  333
Reinvestment of dividends and distributions:
   Class I                                                                                     5,759                1,136
   Class A                                                                                     1,708                  328
   Class B                                                                                       126                    6
   Class C                                                                                        16                    1
   Class H                                                                                        --                   --
   Class R                                                                                         5                    1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              54,138              166,634
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                                   (89,235)            (145,794)
   Class A                                                                                   (17,966)             (28,983)
   Class B                                                                                      (846)                (793)
   Class C                                                                                       (79)                (209)
   Class H                                                                                        --                  (83)
   Class R                                                                                       (14)                (279)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            (108,140)            (176,141)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                    (54,002)              (9,507)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                      (57,035)              51,911
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                                       734,647              682,736
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                           $ 677,612            $ 734,647
===================================================================================================================================

                                                                                                 LARGE CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            FOR THE
                                                                                        SIX MONTHS ENDED         FOR THE
                                                                                        NOVEMBER 30, 2004      YEAR ENDED
                                                                                           (UNAUDITED)        MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                                $  5,008            $   7,610
Net realized gain (loss) on investments sold and futures                                      19,063               29,968
Net unrealized appreciation (depreciation) on investments
   and futures                                                                                31,918               58,009
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                               55,989               95,587
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                                    (3,505)              (7,417)
   Class A                                                                                      (229)                (462)
   Class B                                                                                       (20)                 (64)
   Class C                                                                                        (1)                  (5)
   Class R                                                                                        (2)                  (2)
Distributions from net realized capital gains:
   Class I                                                                                    (5,777)                  --
   Class A                                                                                      (469)                  --
   Class B                                                                                      (114)                  --
   Class C                                                                                        (7)                  --
   Class H                                                                                        --                   --
   Class R                                                                                        (6)                  --
Return of capital distributions:
   Class I                                                                                        --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                            (10,130)              (7,950)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                                    28,368               85,890
   Class A                                                                                     3,551                8,470
   Class B                                                                                       542                4,336
   Class C                                                                                        47                  593
   Class H                                                                                        --                  108
   Class R                                                                                        88                  784
Net asset value of shares issued from merger 1:
   Class I                                                                                    18,164                   --
   Class A                                                                                     2,470                   --
   Class B                                                                                        --                   --
   Class C                                                                                        --                   --
Reinvestment of dividends and distributions:
   Class I                                                                                     4,907                1,921
   Class A                                                                                       622                  400
   Class B                                                                                       132                   63
   Class C                                                                                         8                    4
   Class H                                                                                        --                   --
   Class R                                                                                         9                    2
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              58,908              102,571
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                                   (60,322)            (147,240)
   Class A                                                                                    (3,725)              (7,849)
   Class B                                                                                    (1,388)              (2,312)
   Class C                                                                                      (141)                (250)
   Class H                                                                                        --                 (239)
   Class R                                                                                       (21)                (323)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             (65,597)            (158,213)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                     (6,689)             (55,642)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                       39,170               31,995
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                                       578,741              546,746
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                            $617,911            $ 578,741
===================================================================================================================================

                                                                                                 MID CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            FOR THE
                                                                                        SIX MONTHS ENDED         FOR THE
                                                                                        NOVEMBER 30, 2004      YEAR ENDED
                                                                                           (UNAUDITED)        MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                                $   (247)            $   (756)
Net realized gain (loss) on investments sold and futures                                      (1,198)              14,547
Net unrealized appreciation (depreciation) on investments
   and futures                                                                                  (410)                 676
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                               (1,855)              14,467
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                                        --                   --
   Class A                                                                                        --                   --
   Class B                                                                                        --                   --
   Class C                                                                                        --                   --
   Class R                                                                                        --                   --
Distributions from net realized capital gains:
   Class I                                                                                        --                   --
   Class A                                                                                        --                   --
   Class B                                                                                        --                   --
   Class C                                                                                        --                   --
   Class H                                                                                        --                   --
   Class R                                                                                        --                   --
Return of capital distributions:
   Class I                                                                                        --                  (10)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                                 --                  (10)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                                       555                5,954
   Class A                                                                                     1,003                4,666
   Class B                                                                                       166                  805
   Class C                                                                                     1,318                  186
   Class H                                                                                        --                   10
   Class R                                                                                        --                   --
Net asset value of shares issued from merger 1:
   Class I                                                                                        --                   --
   Class A                                                                                        --                   --
   Class B                                                                                        --                   --
   Class C                                                                                        --                   --
Reinvestment of dividends and distributions:
   Class I                                                                                        --                    6
   Class A                                                                                        --                   --
   Class B                                                                                        --                   --
   Class C                                                                                        --                   --
   Class H                                                                                        --                   --
   Class R                                                                                        --                   --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               3,042               11,627
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                                   (45,768)             (24,205)
   Class A                                                                                    (1,593)              (4,499)
   Class B                                                                                      (815)              (2,146)
   Class C                                                                                    (1,197)                 (66)
   Class H                                                                                        --                  (48)
   Class R                                                                                        --                   --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             (49,373)             (30,964)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                    (46,331)             (19,337)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                      (48,186)              (4,880)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                                        90,856               95,736
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                            $ 42,670             $ 90,856
===================================================================================================================================

                                                                                                  MID CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            FOR THE
                                                                                        SIX MONTHS ENDED         FOR THE
                                                                                        NOVEMBER 30, 2004      YEAR ENDED
                                                                                           (UNAUDITED)        MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                                 $   106             $    160
Net realized gain (loss) on investments sold and futures                                       5,585                8,766
Net unrealized appreciation (depreciation) on investments
   and futures                                                                                 1,164                3,892
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                6,855               12,818
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                                        --                 (328)
   Class A                                                                                        --                  (19)
   Class B                                                                                        --                   (5)
   Class C                                                                                        --                   --
   Class R                                                                                        --                   --
Distributions from net realized capital gains:
   Class I                                                                                        --               (1,046)
   Class A                                                                                        --                  (75)
   Class B                                                                                        --                  (50)
   Class C                                                                                        --                  (10)
   Class H                                                                                        --                   (3)
   Class R                                                                                        --                   (3)
Return of capital distributions:
   Class I                                                                                        --                   --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                                 --               (1,540)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                                       739               18,115
   Class A                                                                                       654                3,897
   Class B                                                                                       203                3,255
   Class C                                                                                        19                  794
   Class H                                                                                        --                  165
   Class R                                                                                       322                  293
Net asset value of shares issued from merger 1:
   Class I                                                                                        --                   --
   Class A                                                                                        --                   --
   Class B                                                                                        --                   --
   Class C                                                                                        --                   --
Reinvestment of dividends and distributions:
   Class I                                                                                        --                  539
   Class A                                                                                        --                   90
   Class B                                                                                        --                   54
   Class C                                                                                        --                   10
   Class H                                                                                        --                    3
   Class R                                                                                        --                    4
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               1,937               27,219
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                                    (6,557)             (12,774)
   Class A                                                                                      (686)                (590)
   Class B                                                                                      (211)                (137)
   Class C                                                                                      (130)                 (11)
   Class H                                                                                        --                 (197)
   Class R                                                                                      (102)                 (49)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              (7,686)             (13,758)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                     (5,749)              13,461
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                        1,106               24,739
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                                        62,357               37,618
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                             $63,463             $ 62,357
===================================================================================================================================

1 SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.
SEE NOTES TO FINANCIAL STATEMENTS.

106-107

ARMADA EQUITY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                                 S&P 500 INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          FOR THE
                                                                                      SIX MONTHS ENDED            FOR THE
                                                                                      NOVEMBER 30, 2004         YEAR ENDED
                                                                                         (UNAUDITED)           MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                              $  4,129              $   4,794
Net realized gain (loss) on investments sold and futures                                      (960)                 3,509
Net unrealized appreciation (depreciation) on investments
   and futures                                                                              20,881                 48,616
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             24,050                 56,919
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                                  (2,590)                (4,400)
   Class A                                                                                     (86)                  (135)
   Class B                                                                                      (6)                    (9)
   Class C                                                                                      (3)                    (5)
   Class R                                                                                      (6)                    (6)
Distributions from net realized capital gains:
   Class I                                                                                      --                     --
   Class A                                                                                      --                     --
   Class B                                                                                      --                     --
   Class C                                                                                      --                     --
   Class H                                                                                      --                     --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                           (2,691)                (4,555)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                                  45,654                156,878
   Class A                                                                                   4,598                  7,451
   Class B                                                                                     695                  1,082
   Class C                                                                                     257                    793
   Class H                                                                                      --                    173
   Class R                                                                                     219                  2,121
Net asset value of shares issued from Merger 1:
   Class I                                                                                      --                     --
   Class A                                                                                      --                     --
Reinvestment of dividends and distributions:
   Class I                                                                                   2,316                  4,110
   Class A                                                                                      79                    124
   Class B                                                                                       6                      9
   Class C                                                                                       3                      5
   Class H                                                                                      --                     --
   Class R                                                                                       6                      7
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            53,833                172,753
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                                 (39,586)              (104,420)
   Class A                                                                                  (3,541)                (6,066)
   Class B                                                                                    (299)                  (221)
   Class C                                                                                    (147)                  (147)
   Class H                                                                                      --                   (248)
   Class R                                                                                     (53)                  (803)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           (43,626)              (111,905)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                   10,207                 60,848
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                     31,566                113,212
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                                     410,052                296,840
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                          $441,618              $ 410,052
===================================================================================================================================

                                                                                                SMALL CAP CORE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          FOR THE
                                                                                      SIX MONTHS ENDED        FOR THE PERIOD
                                                                                      NOVEMBER 30, 2004       APRIL 2, 2004*-
                                                                                         (UNAUDITED)           MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                               $  (200)              $    (26)
Net realized gain (loss) on investments sold and futures                                    (2,586)                  (437)
Net unrealized appreciation (depreciation) on investments
   and futures                                                                              13,359                   (831)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             10,573                 (1,294)
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                                      --                     --
   Class A                                                                                      --                     --
   Class B                                                                                      --                     --
   Class C                                                                                      --                     --
   Class R                                                                                      --                     --
Distributions from net realized capital gains:
   Class I                                                                                      --                     --
   Class A                                                                                      --                     --
   Class B                                                                                      --                     --
   Class C                                                                                      --                     --
   Class H                                                                                      --                     --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                               --                     --
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                                  57,774                 30,303
   Class A                                                                                     965                    242
   Class B                                                                                      24                     25
   Class C                                                                                      99                    286
   Class H                                                                                      --                     --
   Class R                                                                                      --                     --
Net asset value of shares issued from Merger 1:
   Class I                                                                                      --                     --
   Class A                                                                                      --                     --
Reinvestment of dividends and distributions:
   Class I                                                                                      --                     --
   Class A                                                                                      --                     --
   Class B                                                                                      --                     --
   Class C                                                                                      --                     --
   Class H                                                                                      --                     --
   Class R                                                                                      --                     --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            58,862                 30,856
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                                  (1,829)                    (9)
   Class A                                                                                      (3)                    (2)
   Class B                                                                                      --                     --
   Class C                                                                                      (2)                    --
   Class H                                                                                      --                     --
   Class R                                                                                      --                     --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            (1,834)                   (11)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                   57,028                 30,845
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                     67,601                 29,551
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                                      29,551                     --
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                           $97,152                $29,551
===================================================================================================================================

                                                                                              SMALL CAP GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          FOR THE
                                                                                      SIX MONTHS ENDED            FOR THE
                                                                                      NOVEMBER 30, 2004         YEAR ENDED
                                                                                         (UNAUDITED)           MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                              $   (683)             $  (2,216)
Net realized gain (loss) on investments sold and futures                                    (8,478)                51,555
Net unrealized appreciation (depreciation) on investments
   and futures                                                                               5,038                (13,663)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             (4,123)                35,676
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                                      --                     --
   Class A                                                                                      --                     --
   Class B                                                                                      --                     --
   Class C                                                                                      --                     --
   Class R                                                                                      --                     --
Distributions from net realized capital gains:
   Class I                                                                                      --                     --
   Class A                                                                                      --                     --
   Class B                                                                                      --                     --
   Class C                                                                                      --                     --
   Class H                                                                                      --                     --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                               --                     --
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                                   9,936                 40,402
   Class A                                                                                   3,133                 27,491
   Class B                                                                                     105                  1,325
   Class C                                                                                     222                    951
   Class H                                                                                      --                     57
   Class R                                                                                      32                    254
Net asset value of shares issued from Merger 1:
   Class I                                                                                   9,085                     --
   Class A                                                                                     570                     --
Reinvestment of dividends and distributions:
   Class I                                                                                      --                     --
   Class A                                                                                      --                     --
   Class B                                                                                      --                     --
   Class C                                                                                      --                     --
   Class H                                                                                      --                     --
   Class R                                                                                      --                     --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            23,083                 70,480
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                                 (90,980)               (94,244)
   Class A                                                                                  (4,853)               (27,069)
   Class B                                                                                  (1,010)                (2,179)
   Class C                                                                                    (199)                  (692)
   Class H                                                                                      --                   (119)
   Class R                                                                                     (77)                   (78)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           (97,119)              (124,381)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                  (74,036)               (53,901)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                    (78,159)               (18,225)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                                     162,809                181,034
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                          $ 84,650              $ 162,809
===================================================================================================================================

                                                                                              SMALL CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          FOR THE
                                                                                      SIX MONTHS ENDED          FOR THE
                                                                                      NOVEMBER 30, 2004       YEAR ENDED
                                                                                         (UNAUDITED)         MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income (loss)                                                            $     (913)           $      (12)
Net realized gain (loss) on investments sold and futures                                    88,029               293,045
Net unrealized appreciation (depreciation) on investments
   and futures                                                                              70,125               (35,003)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                            157,241               258,030
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                                      --                (2,331)
   Class A                                                                                      --                  (171)
   Class B                                                                                      --                    --
   Class C                                                                                      --                    --
   Class R                                                                                      --                    --
Distributions from net realized capital gains:
   Class I                                                                                      --               (20,232)
   Class A                                                                                      --                (4,588)
   Class B                                                                                      --                  (351)
   Class C                                                                                      --                  (413)
   Class H                                                                                      --                   (29)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                               --               (28,115)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                                  48,238               176,602
   Class A                                                                                  37,164                73,042
   Class B                                                                                   1,557                 3,395
   Class C                                                                                   4,824                 8,570
   Class H                                                                                      --                   100
   Class R                                                                                      --                    --
Net asset value of shares issued from Merger 1:
   Class I                                                                                      --                    --
   Class A                                                                                      --                    --
Reinvestment of dividends and distributions:
   Class I                                                                                      --                16,208
   Class A                                                                                      --                 4,588
   Class B                                                                                      --                   329
   Class C                                                                                      --                   353
   Class H                                                                                      --                    29
   Class R                                                                                      --                    --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            91,783               283,216
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                                (106,003)             (319,987)
   Class A                                                                                 (28,655)              (60,891)
   Class B                                                                                    (929)               (1,542)
   Class C                                                                                  (1,358)               (3,071)
   Class H                                                                                      --                (1,329)
   Class R                                                                                      --                    --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          (136,945)             (386,820)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                  (45,162)             (103,604)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                    112,079               126,311
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                                   1,070,691               944,380
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                        $1,182,770            $1,070,691
===================================================================================================================================

* COMMENCEMENT OF OPERATIONS.
1 SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.
SEE NOTES TO FINANCIAL STATEMENTS.

108-109

ARMADA ASSET ALLOCATION FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                          AGGRESSIVE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          FOR THE
                                                                                      SIX MONTHS ENDED          FOR THE
                                                                                      NOVEMBER 30, 2004       YEAR ENDED
                                                                                         (UNAUDITED)         MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                              $    34                $    29
Net realized gain (loss) on investments sold, futures and
   foreign currency transactions                                                              166                    407
Net unrealized appreciation on investments, futures and
   foreign currency translation                                                               398                    400
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                               598                    836
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                                    (16)                   (11)
   Class A                                                                                     (5)                   (11)
   Class B                                                                                     --                     (2)
   Class C                                                                                     --                     (1)
   Class H                                                                                     --                     (1)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                             (21)                   (26)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from shares issued:
   Class I                                                                                      6                  4,124
   Class A                                                                                    257                    577
   Class B                                                                                    168                    813
   Class C                                                                                    169                    821
   Class H                                                                                     --                     23
Net asset value of shares issued from Merger 1:
   Class I                                                                                     --                     --
   Class A                                                                                     --                     --
Reinvestment of dividends and distributions:
   Class I                                                                                     11                     10
   Class A                                                                                      5                     10
   Class B                                                                                     --                      2
   Class C                                                                                     --                      1
   Class H                                                                                     --                      1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              616                  6,382
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                                   (363)                  (174)
   Class A                                                                                    (95)                  (162)
   Class B                                                                                    (49)                   (81)
   Class C                                                                                    (85)                   (51)
   Class H                                                                                     --                   (720)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             (592)                (1,188)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                      24                  5,194
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                       601                  6,004
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                                     12,563                  6,559
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                          $13,164                $12,563
===================================================================================================================================

                                                                                           BALANCED ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          FOR THE
                                                                                      SIX MONTHS ENDED          FOR THE
                                                                                      NOVEMBER 30, 2004       YEAR ENDED
                                                                                         (UNAUDITED)         MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                             $  1,188               $  1,641
Net realized gain (loss) on investments sold, futures and
   foreign currency transactions                                                            3,159                 17,717
Net unrealized appreciation on investments, futures and
   foreign currency translation                                                             5,159                 (3,015)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                             9,506                 16,343
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                                   (951)                (1,321)
   Class A                                                                                    (99)                  (123)
   Class B                                                                                    (16)                    (9)
   Class C                                                                                     (4)                    (1)
   Class H                                                                                     --                     (1)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                          (1,070)                (1,455)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from shares issued:
   Class I                                                                                  7,119                 28,680
   Class A                                                                                  1,526                  6,862
   Class B                                                                                    311                  2,177
   Class C                                                                                    129                  1,261
   Class H                                                                                     --                     80
Net asset value of shares issued from Merger 1:
   Class I                                                                                  8,270                     --
   Class A                                                                                  3,461                     --
Reinvestment of dividends and distributions:
   Class I                                                                                    788                  1,267
   Class A                                                                                     79                    111
   Class B                                                                                     16                      9
   Class C                                                                                      4                      1
   Class H                                                                                     --                      1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                           21,703                 40,549
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                                (17,017)               (26,185)
   Class A                                                                                 (3,173)                (8,022)
   Class B                                                                                   (601)                (1,721)
   Class C                                                                                   (137)                  (229)
   Class H                                                                                     --                   (956)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          (20,928)               (37,113)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                     775                  3,336
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                     9,211                 18,224
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                                    162,391                144,167
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                         $171,602               $162,391
===================================================================================================================================

                                                                                          CONSERVATIVE ALLOCATION FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          FOR THE
                                                                                      SIX MONTHS ENDED          FOR THE
                                                                                      NOVEMBER 30, 2004       YEAR ENDED
                                                                                         (UNAUDITED)         MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                              $    85                $   127
Net realized gain (loss) on investments sold, futures and
   foreign currency transactions                                                              111                    112
Net unrealized appreciation on investments, futures and
   foreign currency translation                                                               182                    239
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                               378                    478
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                                    (45)                   (50)
   Class A                                                                                    (27)                   (45)
   Class B                                                                                     (5)                    (9)
   Class C                                                                                     (6)                    (7)
   Class H                                                                                     --                     (6)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                             (83)                  (117)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from shares issued:
   Class I                                                                                    180                  2,063
   Class A                                                                                    175                    288
   Class B                                                                                      9                    756
   Class C                                                                                     29                  1,058
   Class H                                                                                     --                    186
Net asset value of shares issued from Merger 1:
   Class I                                                                                     --                     --
   Class A                                                                                     --                     --
Reinvestment of dividends and distributions:
   Class I                                                                                     28                     43
   Class A                                                                                     25                     42
   Class B                                                                                      5                      9
   Class C                                                                                      5                      6
   Class H                                                                                     --                      6
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                              456                  4,457
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                                     (4)                  (112)
   Class A                                                                                    (68)                   (60)
   Class B                                                                                    (69)                  (241)
   Class C                                                                                   (274)                  (432)
   Class H                                                                                     --                 (1,094)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             (415)                (1,939)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                                      41                  2,518
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                       336                  2,879
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                                     10,952                  8,073
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                          $11,288                $10,952
===================================================================================================================================

1 SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.
SEE NOTES TO FINANCIAL STATEMENTS.

110-111

ARMADA FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                             BOND FUND                 GOVERNMENT MORTGAGE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE                           FOR THE
                                                                 SIX MONTHS ENDED      FOR THE     SIX MONTHS ENDED       FOR THE
                                                                NOVEMBER 30, 2004    YEAR ENDED    NOVEMBER 30, 2004    YEAR ENDED
                                                                   (UNAUDITED)      MAY 31, 2004      (UNAUDITED)      MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                                $  8,290        $  20,482         $  5,782         $  9,966
Net realized gain (loss) on investments sold                            3,564           14,560            5,282           (4,142)
Net unrealized appreciation (depreciation) on investments               3,324          (38,182)          (1,460)          (4,585)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        15,178           (3,140)           9,604            1,239
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                             (8,319)         (20,019)          (5,799)          (9,641)
   Class A                                                               (217)            (474)            (415)            (730)
   Class B                                                                (21)             (54)            (115)            (235)
   Class C                                                                 (5)              (9)             (43)             (60)
   Class H                                                                 --               (3)              --              (14)
   Class R                                                                 --               --               (5)              (6)
Distributions from net realized capital gains:
   Class I                                                                 --               --               --               --
   Class A                                                                 --               --               --               --
   Class B                                                                 --               --               --               --
   Class C                                                                 --               --               --               --
   Class H                                                                 --               --               --               --
   Class R                                                                 --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                      (8,562)         (20,559)          (6,377)         (10,686)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                             18,305           50,119           21,456           31,849
   Class A                                                              1,925           17,849            4,130            9,817
   Class B                                                                 27              222              155              370
   Class C                                                                 18              319               42            1,043
   Class H                                                                 --               38               --               25
   Class R                                                                 --               --               87              345
Net asset value of shares issued from merger 1:
   Class I                                                                 --               --           39,111          137,069
   Class A                                                                 --               --            2,342            3,027
   Class B                                                                 --               --               --            1,991
   Class C                                                                 --               --               --            1,817
   Class H                                                                 --               --               --              392
Reinvestment of dividends and distributions:
   Class I                                                              1,288            3,167              682            1,144
   Class A                                                                150              314              286              521
   Class B                                                                 17               42               84              180
   Class C                                                                  5                8               33               49
   Class H                                                                 --                3               --                8
   Class R                                                                 --               --                5                6
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       21,735           72,081           68,413          189,653
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                            (50,351)        (232,199)         (60,180)        (107,938)
   Class A                                                             (1,750)         (21,302)          (2,835)         (13,575)
   Class B                                                               (385)            (788)          (1,508)          (2,876)
   Class C                                                                (43)            (386)            (410)          (1,731)
   Class H                                                                 --             (143)              --             (848)
   Class R                                                                 --               --              (41)            (127)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      (52,529)        (254,818)         (64,974)        (127,095)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions             (30,794)        (182,737)           3,439           62,558
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (24,178)        (206,436)           6,666           53,111
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                428,162          634,598          270,859          217,748
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                     $403,984        $ 428,162         $277,525         $270,859
===================================================================================================================================

                                                                      INTERMEDIATE BOND FUND          LIMITED MATURITY BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE                           FOR THE
                                                                 SIX MONTHS ENDED      FOR THE     SIX MONTHS ENDED       FOR THE
                                                                NOVEMBER 30, 2004    YEAR ENDED    NOVEMBER 30, 2004    YEAR ENDED
                                                                   (UNAUDITED)      MAY 31, 2004      (UNAUDITED)      MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                                $  7,699         $ 15,090         $  3,797         $  8,688
Net realized gain (loss) on investments sold                             (326)           7,291             (337)             266
Net unrealized appreciation (depreciation) on investments               3,969          (23,565)            (646)          (7,195)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        11,342           (1,184)           2,814            1,759
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                             (7,414)         (14,589)          (4,122)          (8,947)
   Class A                                                               (212)            (392)            (103)            (205)
   Class B                                                                (87)            (152)             (13)             (30)
   Class C                                                                 (6)             (12)             (10)             (24)
   Class H                                                                 --               (4)              --              (14)
   Class R                                                                 --               --               (2)              (2)
Distributions from net realized capital gains:
   Class I                                                                 --               --               --               --
   Class A                                                                 --               --               --               --
   Class B                                                                 --               --               --               --
   Class C                                                                 --               --               --               --
   Class H                                                                 --               --               --               --
   Class R                                                                 --               --               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                      (7,728)         (15,149)          (4,250)          (9,222)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                             44,368          111,517           35,262          124,776
   Class A                                                              2,533            9,765            1,942           15,742
   Class B                                                                281            4,485               84              407
   Class C                                                                  4              231              134            1,172
   Class H                                                                 --               10               --               75
   Class R                                                                 --               --               88              179
Net asset value of shares issued from merger 1:
   Class I                                                                 --               --               --               --
   Class A                                                                 --               --               --               --
   Class B                                                                 --               --               --               --
   Class C                                                                 --               --               --               --
   Class H                                                                 --               --               --               --
Reinvestment of dividends and distributions:
   Class I                                                              1,725            3,374            1,217            2,350
   Class A                                                                177              296               69              146
   Class B                                                                 79              137               11               26
   Class C                                                                  4                8                8               17
   Class H                                                                 --                3               --               12
   Class R                                                                 --               --                2                1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       49,171          129,826           38,817          144,903
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                            (40,912)         (78,874)         (60,708)        (121,999)
   Class A                                                             (2,216)          (7,180)          (1,312)         (19,268)
   Class B                                                               (768)          (1,263)            (178)            (640)
   Class C                                                                (74)            (343)            (474)          (1,298)
   Class H                                                                 --             (232)              --           (1,127)
   Class R                                                                 --               --              (63)             (38)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      (43,970)         (87,892)         (62,735)        (144,370)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions               5,201           41,934          (23,918)             533
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 8,815           25,601          (25,354)          (6,930)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                460,935          435,334          317,769          324,699
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                     $469,750         $460,935         $292,415        $ 317,769
===================================================================================================================================

                                                                                       TOTAL RETURN ADVANTAGE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    FOR THE
                                                                                SIX MONTHS ENDED                FOR THE
                                                                               NOVEMBER 30, 2004              YEAR ENDED
                                                                                  (UNAUDITED)                MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                                               $  6,169                  $ 11,021
Net realized gain (loss) on investments sold                                             892                     5,384
Net unrealized appreciation (depreciation) on investments                              4,535                   (20,288)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       11,596                    (3,883)
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                            (6,067)                  (10,844)
   Class A                                                                               (80)                     (158)
   Class B                                                                               (18)                      (33)
   Class C                                                                                (5)                      (10)
   Class H                                                                                --                        (2)
   Class R                                                                                (7)                       (6)
Distributions from net realized capital gains:
   Class I                                                                                --                    (6,105)
   Class A                                                                                --                      (106)
   Class B                                                                                --                       (28)
   Class C                                                                                --                        (7)
   Class H                                                                                --                        (2)
   Class R                                                                                --                        (7)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                     (6,177)                  (17,308)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                            30,693                   152,387
   Class A                                                                               819                     2,756
   Class B                                                                               150                       638
   Class C                                                                                28                       242
   Class H                                                                                --                        39
   Class R                                                                               224                       411
Net asset value of shares issued from merger 1:
   Class I                                                                                --                        --
   Class A                                                                                --                        --
   Class B                                                                                --                        --
   Class C                                                                                --                        --
   Class H                                                                                --                        --
Reinvestment of dividends and distributions:
   Class I                                                                             1,953                     8,172
   Class A                                                                                37                       173
   Class B                                                                                15                        51
   Class C                                                                                 5                        16
   Class H                                                                                --                         2
   Class R                                                                                 6                        12
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      33,930                   164,899
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                           (33,051)                  (66,926)
   Class A                                                                              (828)                   (2,391)
   Class B                                                                              (129)                     (289)
   Class C                                                                               (51)                     (210)
   Class H                                                                                --                       (89)
   Class R                                                                              (114)                      (86)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     (34,173)                  (69,991)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                               (243)                   94,908
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                5,176                    73,717
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                               320,535                   246,818
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                    $325,711                  $320,535
===================================================================================================================================

1 SEE NOTE 10 IN NOTES TO FINANCIAL STATEMENTS.
SEE NOTES TO FINANCIAL STATEMENTS.

112-113

ARMADA FIXED INCOME FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)


                                                                                          ULTRA SHORT BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  FOR THE
                                                                             SIX MONTHS ENDED                     FOR THE
                                                                             NOVEMBER 30, 2004                  YEAR ENDED
                                                                                (UNAUDITED)                    MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                                            $  1,635                        $  2,442
Net realized gain (loss) on investments sold                                         (469)                           (248)
Net unrealized appreciation (depreciation) on investments                            (207)                           (828)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                       959                           1,366
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                         (1,728)                         (2,707)
   Class A                                                                            (37)                            (27)
   Class B                                                                             --                              --
   Class C                                                                             --                              --
   Class H                                                                             --                              --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                  (1,765)                         (2,734)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                         24,437                         130,614
   Class A                                                                          2,059                           4,325
   Class B                                                                             --                              --
   Class C                                                                             --                              --
   Class H                                                                             --                              --
Reinvestment of dividends and distributions:
   Class I                                                                            663                             481
   Class A                                                                             37                              24
   Class B                                                                             --                              --
   Class C                                                                             --                              --
   Class H                                                                             --                              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   27,196                         135,444
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                        (39,256)                        (83,062)
   Class A                                                                           (816)                         (1,264)
   Class B                                                                             --                              --
   Class C                                                                             --                              --
   Class H                                                                             --                              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  (40,072)                        (84,326)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                         (12,876)                         51,118
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                           (13,682)                         49,750
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                            179,458                         129,708
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                 $165,776                        $179,458
===================================================================================================================================

                                                                                                INTERMEDIATE
                                                                                            TAX EXEMPT BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  FOR THE
                                                                             SIX MONTHS ENDED                     FOR THE
                                                                             NOVEMBER 30, 2004                  YEAR ENDED
                                                                                (UNAUDITED)                    MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                                            $  3,100                        $  6,796
Net realized gain (loss) on investments sold                                          290                             138
Net unrealized appreciation (depreciation) on investments                           1,062                          (7,876)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     4,452                            (942)
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                         (2,917)                         (6,867)
   Class A                                                                           (171)                           (172)
   Class B                                                                            (11)                            (25)
   Class C                                                                             (1)                             (2)
   Class H                                                                             --                              (1)
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                  (3,100)                         (7,067)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                          8,706                          32,280
   Class A                                                                          3,058                           8,375
   Class B                                                                             51                              30
   Class C                                                                              3                             133
   Class H                                                                             --                              50
Reinvestment of dividends and distributions:
   Class I                                                                            104                             231
   Class A                                                                            102                              79
   Class B                                                                              5                              11
   Class C                                                                             --                               2
   Class H                                                                             --                               1
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   12,029                          41,192
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                        (25,909)                        (38,189)
   Class A                                                                         (1,173)                         (4,370)
   Class B                                                                           (251)                            (54)
   Class C                                                                            (50)                           (137)
   Class H                                                                             --                             (56)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  (27,383)                        (42,806)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                         (15,354)                         (1,614)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                           (14,002)                         (9,623)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                            171,185                         180,808
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                 $157,183                        $171,185
===================================================================================================================================

                                                                                           MICHIGAN INTERMEDIATE
                                                                                            MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  FOR THE
                                                                             SIX MONTHS ENDED                     FOR THE
                                                                             NOVEMBER 30, 2004                  YEAR ENDED
                                                                                (UNAUDITED)                    MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
Net investment income                                                            $  2,861                        $  6,289
Net realized gain (loss) on investments sold                                          (76)                            307
Net unrealized appreciation (depreciation) on investments                             125                          (7,148)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     2,910                            (552)
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                                         (2,549)                         (5,829)
   Class A                                                                           (284)                           (546)
   Class B                                                                            (26)                            (55)
   Class C                                                                             (2)                             (4)
   Class H                                                                             --                              --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                                  (2,861)                         (6,434)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                                          2,610                          21,278
   Class A                                                                          3,297                           1,693
   Class B                                                                             40                              68
   Class C                                                                            102                               1
   Class H                                                                             --                              --
Reinvestment of dividends and distributions:
   Class I                                                                            364                             773
   Class A                                                                            204                             404
   Class B                                                                             15                              34
   Class C                                                                             --                               2
   Class H                                                                             --                              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    6,632                          24,253
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                                        (14,769)                        (39,499)
   Class A                                                                           (671)                         (2,659)
   Class B                                                                            (77)                           (514)
   Class C                                                                             (1)                           (245)
   Class H                                                                             --                              --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  (15,518)                        (42,917)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions                          (8,886)                        (18,664)
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                            (8,837)                        (25,650)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                                            138,098                         163,748
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                 $129,261                        $138,098
===================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

114-115

ARMADA TAX FREE BOND FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                        OHIO INTERMEDIATE             PENNSYLVANIA INTERMEDIATE
                                                                      TAX EXEMPT BOND FUND                MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE                           FOR THE
                                                                 SIX MONTHS ENDED      FOR THE     SIX MONTHS ENDED       FOR THE
                                                                NOVEMBER 30, 2004    YEAR ENDED    NOVEMBER 30, 2004    YEAR ENDED
                                                                   (UNAUDITED)      MAY 31, 2004      (UNAUDITED)      MAY 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               $  3,176        $  6,560            $   937          $ 1,949
Net realized gain (loss) on investments sold                             185             153                 (8)              38
Net unrealized appreciation (depreciation) on investments              1,006          (7,993)               549           (2,624)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        4,367          (1,280)             1,478             (637)
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income:
   Class I                                                            (2,969)         (6,095)              (910)          (1,941)
   Class A                                                              (180)           (418)               (20)             (44)
   Class B                                                               (13)            (21)                --               --
   Class C                                                               (14)            (28)               (11)             (23)
   Class H                                                                --              (3)                --               --
-----------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                     (3,176)         (6,565)              (941)          (2,008)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
Proceeds from shares issued:
   Class I                                                             9,809          35,264              5,879           10,906
   Class A                                                             1,339           2,870                 37              543
   Class B                                                               114             258                 --               --
   Class C                                                                --             189                  1              147
   Class H                                                                --              --                 --               20
Reinvestment of dividends and distributions:
   Class I                                                               109             326                 15               40
   Class A                                                               146             335                 10               20
   Class B                                                                11              17                 --               --
   Class C                                                                10              22                  5               12
   Class H                                                                --               1                 --               --
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      11,538          39,282              5,947           11,688
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares redeemed:
   Class I                                                           (21,865)        (32,718)            (6,913)          (9,231)
   Class A                                                              (522)         (7,909)               (36)            (320)
   Class B                                                               (14)            (65)                --               --
   Class C                                                              (102)           (177)                --             (139)
   Class H                                                                --            (147)                --              (20)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     (22,503)        (41,016)            (6,949)          (9,710)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions            (10,965)         (1,734)            (1,002)           1,978
-----------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                               (9,774)         (9,579)              (465)            (667)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of period                                               175,123         184,702             56,861           57,528
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                    $165,349        $175,123            $56,396          $56,861
===================================================================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004 (UNAUDITED)


1.  FUND ORGANIZATION

Armada Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 28, 1986. As of November 30, 2004, the Trust offered for sale shares of 30 funds. Each Fund is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution and/or shareholder service fees, sales charges and investment minimums. With respect to the Equity, Asset Allocation, Fixed Income, and Tax Free Bond Funds, Class I Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class B, Class C and Class R Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

Effective March 3, 2004, Class C Shares were issued in exchange for Class H Shares of the respective funds, and Class H Shares were no longer offered.

The Trust currently offers five asset categories that consist of the following Funds (each referred to as a "Fund" or collectively as the "Funds"):

EQUITY FUNDS
International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund, Mid Cap Value Fund, S&P 500 Index Fund, Small Cap Core Fund, Small Cap Growth Fund and Small Cap Value Fund;

ASSET ALLOCATION FUNDS
Aggressive Allocation Fund, Balanced Allocation Fund and Conservative Allocation Fund;

FIXED INCOME FUNDS
Bond Fund, Government Mortgage Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

TAX FREE BOND FUNDS
Intermediate Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund and Pennsylvania Intermediate Municipal Bond Fund;

MONEY MARKET FUNDS
Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund, Treasury Money Market Fund and Treasury Plus Money Market Fund.

The financial statements presented herein are those of the Equity, Asset Allocation, Fixed Income and Tax Free Bond Funds. The financial statements of the Money Market Funds are not presented herein, but are presented separately.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION

Investment securities of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities quoted on the NASD National Markets system are valued at the official closing price. Other securities traded on over-the-

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004 (UNAUDITED)

counter markets are valued on the basis of their closing over-the-counter bid prices. If, in the case of a security that is valued at last sale, there is no such reported sale, these securities (particularly fixed income securities) and unlisted securities for which market quotations are not readily available, are valued at the mean between the most recent bid and asked prices. However, certain fixed income prices furnished by pricing services may be based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The pricing services may also employ electronic data processing techniques and matrix systems to determine value. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its securities at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Futures contracts are valued at the daily quoted settlement prices.

Foreign securities are valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

The Aggressive Allocation and Conservative Allocation Funds invest in underlying Armada Funds. The investments in underlying Armada Funds or in any other Mutual Funds are valued at their respective net asset values as determined by those Funds each business day.

The Board of Trustees has approved fair value pricing methods to be used in determining the good faith value of the investment securities of the Funds in the event that market quotations are not readily available or if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value "NAV" (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums are accreted and amortized respectively, to interest income over the lives of the respective securities. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all the Funds in the Trust are allocated among the Funds on the basis of average net assets. Distribution (12b-1) and shareholder servicing fees relating to a specific class are charged directly to that class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from the net investment income of Large Cap Core Equity, Large Cap Growth, Large Cap Value, Mid

Cap Growth, S&P 500 Index, Aggressive Allocation and Balanced Allocation Funds, if any, are declared and paid quarterly; dividends from the net investment income of International Equity, Mid Cap Value, Small Cap Core, Small Cap Growth and Small Cap Value Funds, if any, are declared and paid annually. Dividends from the net investment income of Bond, Government Mortgage, Intermediate Bond, Limited Maturity Bond, Total Return Advantage, Ultra Short Bond, Intermediate Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond, and Pennsylvania Intermediate Municipal Bond Funds are declared daily and paid monthly. Dividends from net investment income of Conservative Allocation Fund are declared and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds.

FOREIGN CURRENCY TRANSLATION

The books and records of International Equity and Balanced Allocation Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in operations for the current period. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

FORWARD FOREIGN CURRENCY CONTRACTS

Certain Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.

FUTURES CONTRACTS

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The net unrealized gain/(loss), if any, is shown in the financial statements.

There are several risks in connection with the use of futures contracts. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

For the purpose of enhancing the Fund's yield, Balanced Allocation, Bond, Government Mortgage and Total Return Advantage Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions (principally in mortgage securities referred

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004 (UNAUDITED)

to as TBA's or To Be Announced) involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered. The Funds may sell mortgage TBA securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such "mortgage dollar roll" transactions as purchases and sales and maintain liquid, high-grade securities in an amount at least equal to the commitment to repurchase.

REPURCHASE AGREEMENTS

Repurchase Agreements are considered loans under the 1940 Act. In connection therewith, the Trust's custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Trust will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Trust maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3.  INVESTMENT ADVISER, DISTRIBUTION FEES AND OTHER AFFILIATED TRANSACTIONS

INVESTMENT ADVISORY AND SUB-ADVISORY FEES

Fees paid by the Trust pursuant to the Advisory Agreements with National City Investment Manage-ment Company (the "Adviser" or "IMC"), an indirect wholly owned subsidiary of National City Corporation, are payable monthly based on an annual rate, listed in the table below, based on each Fund's average daily net assets. Effective April 2, 2004, IMC entered into an agreement with Allegiant Investment Counselors, Inc. ("Investment Counselors") pursuant to which Investment Counselors serves as sub-adviser to Armada Small Cap Core Fund. For its services, Investment Counselors is paid a fee by the Adviser equal to 0.50% of the average daily net assets of Armada Small Cap Core Fund. Investment Counselors is a wholly-owned subsidiary of National City Bank. The Adviser may from time to time waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at anytime. The table below lists the waivers in effect at November 30, 2004.

                                                      ANNUAL          FEE
                                                       RATE          WAIVER
                                                      ------         ------
International Equity Fund .........................   1.15%          0.15%
Large Cap Core Equity Fund ........................   0.75%          0.00%
Large Cap Growth Fund .............................   0.75%          0.00%
Large Cap Value Fund ..............................   0.75%          0.00%
Mid Cap Growth Fund ...............................   1.00%          0.25%
Mid Cap Value Fund ................................   1.00%          0.25%
S&P 500 Index Fund ................................   0.35%          0.15%
Small Cap Core Fund ...............................   1.00%          0.00%
Small Cap Growth Fund .............................   1.00%          0.00%
Small Cap Value Fund ..............................   1.00%          0.00%
Aggressive Allocation Fund ........................   0.25%          0.25%
Balanced Allocation Fund ..........................   0.75%          0.00%
Conservative Allocation Fund ......................   0.25%          0.25%
Bond Fund .........................................   0.55%          0.00%
Government Mortgage Fund ..........................   0.55%          0.15%
Intermediate Bond Fund ............................   0.55%          0.15%
Limited Maturity Bond Fund ........................   0.45%          0.10%
Total Return Advantage Fund .......................   0.55%          0.15%
Ultra Short Bond Fund .............................   0.40%          0.20%
Intermediate Tax Exempt Bond Fund .................   0.55%          0.15%
Michigan Intermediate Municipal Bond Fund .........   0.55%          0.15%
Ohio Intermediate Tax Exempt Bond Fund ............   0.55%          0.15%
Pennsylvania Intermediate Municipal Bond
  Fund ............................................   0.55%          0.15%

SHAREHOLDER SERVICES FEES

The Trust maintains a Shareholder Services Plan (the "Services Plan" ) with respect to the Class A, Class B and Class C Shares in the Funds. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B and Class C Shares in consideration for payment, listed in the table below, on an annual basis of the average daily net assets of the Class A, Class B and Class C Shares, respectively.

                                                      ANNUAL RATE
                                        -------------------------------------
                                        CLASS A        CLASS B        CLASS C
                                        -------        -------        -------
International Equity Fund ............   0.25%          0.25%          0.25%
Large Cap Core Equity Fund ...........   0.25%          0.25%          0.25%
Large Cap Growth Fund ................   0.25%          0.25%          0.25%

                                                      ANNUAL RATE
                                        -------------------------------------
                                        CLASS A        CLASS B        CLASS C
                                        -------        -------        -------
Large Cap Value Fund .................   0.25%          0.25%          0.25%
Mid Cap Growth Fund ..................   0.25%          0.25%          0.25%
Mid Cap Value Fund ...................   0.25%          0.25%          0.25%
S&P 500 Index Fund ...................   0.25%          0.25%          0.25%
Small Cap Core Fund ..................   0.25%          0.25%          0.25%
Small Cap Growth Fund ................   0.25%          0.25%          0.25%
Small Cap Value Fund .................   0.25%          0.25%          0.25%
Aggressive Allocation Fund ...........   0.25%          0.25%          0.25%
Balanced Allocation Fund .............   0.25%          0.25%          0.25%
Conservative Allocation Fund .........   0.25%          0.25%          0.25%
Bond Fund ............................   0.25%          0.25%          0.25%
Government Mortgage Fund .............   0.25%          0.25%          0.25%
Intermediate Bond Fund ...............   0.25%          0.25%          0.25%
Limited Maturity Bond Fund ...........   0.25%          0.25%          0.25%
Total Return Advantage Fund ..........   0.25%          0.25%          0.25%
Ultra Short Bond Fund ................   0.25%            --             --
Intermediate Tax Exempt
  Bond Fund ..........................   0.25%          0.25%          0.25%
Michigan Intermediate
Municipal Bond Fund ..................   0.25%          0.25%          0.25%
Ohio Intermediate Tax Exempt
  Bond Fund ..........................   0.25%          0.25%          0.25%
Pennsylvania Intermediate
  Municipal Bond Fund ................   0.25%          0.25%          0.25%

CUSTODIAN FEES

National City Bank ("NCB"), an affiliate of the Adviser, serves as the Trust's Custodian. For its services as the Custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average daily gross assets; (ii) 0.010% of the next $650 million of average daily gross assets; and (iii) 0.008% of the average daily gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodian fee and is reimbursed for out-of-pocket expenses.

DISTRIBUTION/12B-1 FEES

The Trust and Professional Funds Distributor, LLC ("PFD" or the "Distributor") are parties to a distribution agreement dated May 1, 2003. The Trust has adopted a distribution plan for Class I and Class A Shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Class I and Class A Shares plan, the Trust reimburses the Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds' Class I and Class A Shares. The table below shows what the Funds are currently accruing for Class I and Class A Shares:

                                                            ANNUAL RATE
                                                        -------------------
                                                        CLASS I     CLASS A
                                                        -------     -------
International Equity Fund .............................  0.07%       0.07%
Large Cap Core Equity Fund ............................  0.07%       0.07%
Large Cap Growth Fund .................................  0.07%       0.07%
Large Cap Value Fund ..................................  0.07%       0.07%
Mid Cap Growth Fund ...................................  0.07%       0.07%
Mid Cap Value Fund ....................................  0.07%       0.07%
S&P 500 Index Fund .................................... 0.005%      0.005%
Small Cap Core Fund ...................................  0.07%       0.07%
Small Cap Growth Fund .................................  0.07%       0.07%
Small Cap Value Fund ..................................  0.07%       0.07%
Aggressive Allocation Fund ............................  0.05%       0.05%
Balanced Allocation Fund ..............................  0.05%       0.05%
Conservative Allocation Fund ..........................  0.05%       0.05%
Bond Fund .............................................  0.05%       0.05%
Government Mortgage Fund ..............................  0.05%       0.05%
Intermediate Bond Fund ................................  0.05%       0.05%
Limited Maturity Bond Fund ............................  0.05%       0.05%
Total Return Advantage Fund ...........................  0.05%       0.05%
Ultra Short Bond Fund .................................  0.02%       0.02%
Intermediate Tax Exempt Bond Fund .....................  0.05%       0.05%
Michigan Intermediate Municipal Bond
  Fund ................................................  0.05%       0.05%
Ohio Intermediate Tax Exempt Bond Fund ................  0.05%       0.05%
Pennsylvania Intermediate Municipal Bond
  Fund ................................................  0.05%       0.05%

The Trust also has adopted plans under Rule 12b-1 with respect to Class B and Class C Shares pursuant to which the Trust, excluding the Aggressive Allocation and Conservative Allocation Funds, compensates the Distributor for distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds' Class B and Class C Shares. Aggressive Allocation and Conservative Allocation Funds compensate the Distributor for distribution services in an amount of up to 0.65% per annum of the average daily net assets of the Funds' Class B and Class C Shares. In addition, the Trust has adopted a plan under Rule 12b-1 for Class R Shares, the Trust compensates the distributor in an amount up to 0.60% per annum of average daily net assets of the Funds' Class R Shares.

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004 (UNAUDITED)


TRUSTEE FEES

Each Trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional $16,000 per annum for services in such capacity. The Trustees and Chairman fees are paid for services rendered to the Funds and Armada Advantage Fund ("Advantage"), another registered investment company managed by the Adviser; and are allocated to the Funds and Advantage based on their average daily net assets. These fees are in effect through December 31, 2004. No person who is an officer, director, trustee, or employee of the Adviser, the Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

ADMINISTRATION FEES

The Trust, PFPC Inc. ("PFPC") and NCB are parties to a Co-Administration and Accounting Services Agreement effective as of August 31, 2004, under which PFPC and NCB provide administration and accounting services in exchange for fees at the annual rate of 0.07% based on average daily net assets of the Trust's Funds, of which 0.0325% is allocated to PFPC and 0.0375% is allocated to NCB. The Co-Administrators use their own resources to pay advertising, marketing and other expenses for support of the Funds on behalf of the Trust. For the six months ended November 30, 2004, PFPC contributed 0.0048% of average daily net assets to support the Funds.

LEGAL FEES

Expenses paid by the Trust for the six months ended November 30, 2004, include legal fees of $487,006 paid to Drinker, Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

AFFILIATED MONEY MARKET FUNDS

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the Armada Money Market Funds or Armada Advantage Institutional Money Market Fund, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets. Dividends received from such investments are reported as Income from affiliate in the Statement of Operations.

4.  INVESTMENTS

During the six months ended November 30, 2004, purchases and sales of securities, other than short-term investments or U.S. government obligations, aggregated:

                                              PURCHASES (000)   SALES (000)
                                              ---------------   -----------
International Equity Fund .................      $333,382        $391,798
Large Cap Core Equity Fund ................        73,046          66,939
Large Cap Growth Fund .....................       298,105         377,634
Large Cap Value Fund ......................       126,908         146,861
Mid Cap Growth Fund .......................        65,130         111,247
Mid Cap Value Fund ........................        31,779          37,592
S&P 500 Index Fund ........................       101,721          86,395
Small Cap Core Fund .......................        65,940           9,510
Small Cap Growth Fund .....................       160,511         243,836
Small Cap Value Fund ......................       518,434         605,904
Aggressive Allocation Fund ................         1,364             957
Balanced Allocation Fund ..................        64,740          68,452
Conservative Allocation Fund ..............         1,110             725
Bond Fund .................................        48,200          74,282
Government Mortgage Fund ..................            --              --
Intermediate Bond Fund ....................        97,536          96,492
Limited Maturity Bond Fund ................        40,909          45,434
Total Return Advantage Fund ...............        67,360          70,623
Ultra Short Bond Fund .....................        34,914          39,197
Intermediate Tax Exempt Bond Fund .........         6,675          14,361
Michigan Intermediate Municipal
  Bond Fund ...............................         4,487          10,206
Ohio Intermediate Tax Exempt
  Bond Fund ...............................         4,468          13,434
Pennsylvania Intermediate Municipal
  Bond Fund ...............................         5,017           1,165

Purchases and sales of long-term U.S. government obligations were:

                                              PURCHASES (000)   SALES (000)
                                              ---------------   -----------
Balanced Allocation Fund ..................      $ 80,617        $ 79,612
Bond Fund .................................       995,254         950,970
Government Mortgage Fund ..................       862,153         878,087
Intermediate Bond Fund ....................       655,960         605,788
Limited Maturity Bond Fund ................       233,228         220,510
Total Return Advantage Fund ...............       329,561         276,592
Ultra Short Bond Fund .....................       150,948         145,238

5.  FEDERAL INCOME TAXES
Each of the Funds is classified as a separate taxable entity for Federal income tax purposes and intends to qualify or continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied to future capital gains. At May 31, 2004, the Funds had, for Federal income tax purposes, capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

FUND                                              2005      2006      2008       2009       2010       2011       2012      TOTAL
------                                           ------    ------    ------    -------    -------    --------    ------   --------
International Equity Fund* ....................  $   --    $   --    $   --    $    --    $48,073    $117,396    $   --   $165,469
Large Cap Growth Fund*** ......................      --        --        --         --         --      19,250        --     19,250
Mid Cap Growth Fund ...........................      --        --        --         --     39,130      37,880        --     77,010
S&P 500 Index Fund ............................      --        --        --      7,305      3,753      20,427        --     31,485
Small Cap Growth Fund .........................      --        --        --         --      7,155      68,841        --     75,996
Aggressive Allocation Fund ....................      --        --        --         --        129         443       228        800
Balanced Allocation Fund ......................      --        --        --         --         --      13,373        --     13,373
Conservative Allocation Fund ..................      --        --        --         --         --         177        --        177
Bond Fund* ....................................      --        --        --     16,309     11,953          --        --     28,262
Government Mortgage Fund** ....................      --        --     1,551      2,228         --          --     2,897      6,676
Intermediate Bond Fund* .......................      --        --        --      1,359      1,169          --        --      2,528
Limited Maturity Bond Fund* ...................   1,140       724     1,834        755      1,651          --       232      6,336
Ultra Short Bond Fund .........................      --        --        --         --         --          --       315        315
Intermediate Tax Exempt Bond Fund* ............      --        --        --        870         --          --        --        870
Ohio Intermediate Tax Exempt Bond Fund ........      --        --        97      1,654         --          --        --      1,751
Pennsylvania Intermediate Municipal Bond Fund .      --        --        54         --         --          --         3         57

* THE AMOUNT OF THIS LOSS WHICH CAN BE UTILIZED IN SUBSEQUENT YEARS IS SUBJECT TO AN ANNUAL LIMITATION DUE TO THE FUND'S MERGER WITH ITS RESPECTIVE PARKSTONE FUND ON JUNE 9, 2000.
** THE AMOUNT OF THIS LOSS WHICH CAN BE UTILIZED IN SUBSEQUENT YEARS IS SUBJECT
   TO AN ANNUAL LIMITATION DUE TO THE FUND'S MERGER WITH THE ARMADA GNMA FUND ON NOVEMBER 21, 2003
***THE AMOUNT OF THIS LOSS WHICH CAN BE UTILIZED IN SUBSEQUENT YEARS IS SUBJECT
   TO AN ANNUAL LIMITATION DUE TO THE FUND'S MERGER WITH THE ARMADA LARGE CAP ULTRA FUND ON APRIL 23, 2004

6.  SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized on the following pages for the Funds.

                                                                          (000)
                            -------------------------------------------------------------------------------------------------------
                                  CLASS I           CLASS A            CLASS B            CLASS C       CLASS H       CLASS R
                            -----------------  -----------------  -----------------  -----------------  -------  ------------------
                               SIX                SIX                SIX               SIX                         SIX
                             MONTHS    YEAR     MONTHS    YEAR     MONTHS    YEAR     MONTHS    YEAR     YEAR     MONTHS   PERIOD
                              ENDED    ENDED     ENDED    ENDED     ENDED    ENDED     ENDED    ENDED    ENDED     ENDED    ENDED
                            11/30/04  5/31/04  11/30/04  5/31/04  11/30/04  5/31/04  11/30/04  5/31/04  5/31/04  11/30/04  5/31/04
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
Shares issued ..............  1,338     11,263     117      7,377      4       33       398      729        1       13        40
Share reinvested ...........     --         92      --         13     --        2        --        1       --       --        --
Shares redeemed ............ (3,571)   (23,872)   (211)   (10,288)   (34)     (98)     (400)    (660)     (11)      (2)      (12)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .... (2,233)   (12,517)    (94)    (2,898)   (30)     (63)       (2)      70      (10)      11        28
===================================================================================================================================
LARGE CAP CORE EQUITY FUND
Shares issued ..............  1,264      4,943     126        409     38      186         3       51       13       24        45
Share reinvested ...........     29        112      --          3     --       --        --       --       --       --        --
Shares redeemed ............ (1,556)    (1,713)   (196)      (108)   (43)     (34)       (7)     (43)     (27)      (2)       (6)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....   (263)     3,342     (70)       304     (5)     152        (4)       8      (14)      22        39
===================================================================================================================================

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004 (UNAUDITED)

                                                                          (000)
                            -------------------------------------------------------------------------------------------------------
                                  CLASS I           CLASS A            CLASS B            CLASS C       CLASS H       CLASS R
                            -----------------  -----------------  -----------------  -----------------  -------  ------------------
                               SIX                SIX                SIX               SIX                        SIX
                             MONTHS    YEAR     MONTHS    YEAR     MONTHS    YEAR     MONTHS    YEAR     YEAR     MONTHS   PERIOD
                              ENDED    ENDED     ENDED    ENDED     ENDED    ENDED     ENDED    ENDED    ENDED     ENDED    ENDED
                            11/30/04  5/31/04  11/30/04  5/31/04  11/30/04  5/31/04  11/30/04  5/31/04  5/31/04  11/30/04  5/31/04
-----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
Shares issued ..............  1,094      4,454     257        868     27      213         6       23        1       13        31
Share reinvested ...........    317         62      95         18      7       --         1       --       --       --        --
Merger shares ..............    725      2,773     483        339     --      170        --       18       --       --        --
Shares redeemed ............ (4,897)    (7,871)   (999)    (1,590)   (49)     (44)       (4)     (12)      (5)      --       (15)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .... (2,761)      (582)   (164)      (365)   (15)     339         3       29       (4)      13        16
===================================================================================================================================
LARGE CAP VALUE FUND
Shares issued ..............  1,684      5,531     212        539     32      284         3       36        7        5        50
Share reinvested ...........    289        123      37         25      8        4        --       --       --        1        --
Merger shares ..............  1,071         --     146         --     --       --        --       --       --       --        --
Shares redeemed ............ (3,562)    (9,564)   (222)      (500)   (83)    (147)       (9)     (16)     (14)      (1)      (20)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....   (518)    (3,910)    173         64    (43)     141        (6)      20       (7)       5        30
===================================================================================================================================
MID CAP GROWTH FUND
Shares issued ..............     86        930     164        759     34      153       264       33        2       --        --
Share reinvested ...........     --          1      --         --     --       --        --       --       --       --        --
Shares redeemed ............ (7,435)    (3,763)   (263)      (748)  (162)    (411)     (241)     (12)      (9)      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .... (7,349)    (2,832)    (99)        11   (128)    (258)       23       21       (7)      --        --
===================================================================================================================================
MID CAP VALUE FUND
Shares issued ..............     55      1,616      51        340     16      287         1       69       15       25        25
Share reinvested ...........     --         45      --          8     --        5        --        1       --       --        --
Shares redeemed ............   (512)    (1,071)    (54)       (50)   (17)     (11)      (10)      (1)     (15)      (8)       (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....   (457)       590      (3)       298     (1)     281        (9)      69       --       17        21
===================================================================================================================================
S&P 500 INDEX FUND
Shares issued ..............   4,744    17,186     472        798     72      117        27       86       19       23       240
Share reinvested ...........     238       449       8         13      1        1        --       --       --        1         1
Shares redeemed ............  (4,053)  (11,412)   (367)      (657)   (31)     (24)      (15)     (16)     (25)      (6)      (93)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....    929      6,223     113        154     42       94        12       70       (6)      18       148
===================================================================================================================================
SMALL CAP CORE FUND*
Shares issued ..............  6,090      3,053      95         25      2        3         9       32       --       --        --
Share reinvested ...........     --         --      --         --     --       --        --       --       --       --        --
Shares redeemed ............   (187)        (1)     --         --     --       --        --       --       --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....  5,903      3,052      95         25      2        3         9       32       --       --        --
===================================================================================================================================
SMALL CAP GROWTH FUND
Shares issued ..............  1,234      4,739     362      3,075     13      147        28      108        6        4        27
Share reinvested ...........     --         --      --         --     --       --        --       --       --       --        --
Merger shares ..............  1,071         --      68         --     --       --        --       --       --       --        --
Shares redeemed ............(10,970)   (10,308)   (566)    (3,036)  (125)    (244)      (25)     (77)     (12)     (10)       (8)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .... (8,665)    (5,569)   (136)        39   (112)     (97)        3       31       (6)      (6)       19
===================================================================================================================================
SMALL CAP VALUE FUND
Shares issued ..............  2,063      8,609   1,672      3,612     71      167       224      418        5       --        --
Share reinvested ...........     --        758      --        222     --       16        --       17        1       --        --
Shares redeemed ............ (4,668)   (15,769) (1,309)    (3,024)   (43)     (78)      (64)    (152)     (61)      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .... (2,605)    (6,402)    363        810     28      105       160      283      (55)      --        --
===================================================================================================================================

* SMALL CAP CORE FUND COMMENCED OPERATIONS ON APRIL 2, 2004.

                                                                          (000)
                            -------------------------------------------------------------------------------------------------------
                                  CLASS I           CLASS A            CLASS B            CLASS C       CLASS H       CLASS R
                            -----------------  -----------------  -----------------  -----------------  -------  ------------------
                               SIX                SIX                SIX               SIX                         SIX
                             MONTHS    YEAR     MONTHS    YEAR     MONTHS    YEAR     MONTHS    YEAR     YEAR     MONTHS   PERIOD
                              ENDED    ENDED     ENDED    ENDED     ENDED    ENDED     ENDED    ENDED    ENDED    ENDED    ENDED
                            11/30/04  5/31/04  11/30/04  5/31/04  11/30/04  5/31/04  11/30/04  5/31/04  5/31/04  11/30/04  5/31/04
-----------------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE ALLOCATION FUND
Shares issued ..............      1        443      28         64     18       91        18       88        3       --        --
Share reinvested ...........      1          1      --          1     --       --        --       --       --       --        --
Shares redeemed ............    (38)       (19)    (10)       (17)    (5)      (9)       (9)      (6)     (77)      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....    (36)       425      18         48     13       82         9       82      (74)      --        --
===================================================================================================================================
BALANCED ALLOCATION FUND
Shares issued ..............    751      3,083     163        740     33      238        14      132        9       --        --
Share reinvested ...........     83        140       8         12      1        1        --       --       --       --        --
Merger shares ..............    873         --     365         --     --       --        --       --       --       --        --
Shares redeemed ............ (1,802)    (2,853)   (333)      (901)   (63)    (188)      (14)     (25)    (100)      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....    (95)       370     203       (149)   (29)      51        --      107      (91)      --        --
===================================================================================================================================
CONSERVATIVE ALLOCATION FUND
Shares issued ..............     18        205      17         29      1       76         3      103       19       --        --
Share reinvested ...........      2          4       2          4     --        1        --        1        1       --        --
Shares redeemed ............     --        (11)     (6)        (6)    (7)     (24)      (27)     (43)    (108)      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....     20        198      13         27     (6)      53       (24)      61      (88)      --        --
===================================================================================================================================
BOND FUND
Shares issued ..............  1,806      4,903     189      1,712      3       22         2       31        4       --        --
Share reinvested ...........    127        311      15         31      2        4        --        1       --       --        --
Shares redeemed ............ (4,957)   (22,723)   (172)    (2,056)   (38)     (77)       (4)     (38)     (14)      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .... (3,024)   (17,509)     32       (313)   (33)     (51)       (2)      (6)     (10)      --        --
===================================================================================================================================
GOVERNMENT MORTGAGE FUND
Shares issued ..............  2,290      3,385     441      1,039     16       39         5      110       44        9        37
Share reinvested ...........     73        122      31         55      9       19         3        5        1        1         1
Merger shares ..............  4,165     14,509     249        320     --      211        --      193       42       --        --
Shares redeemed ............ (6,439)   (11,452)   (303)    (1,439)  (162)    (306)      (44)    (184)     (90)      (4)      (14)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....     89      6,564     418        (25)  (137)     (37)      (36)     124       (3)       6        24
===================================================================================================================================
INTERMEDIATE BOND FUND
Shares issued ..............  4,097     10,259     233        891     26      410        --       21        1       --        --
Share reinvested ...........    159        310      16         27      7       13        --        1       --       --        --
Shares redeemed ............ (3,787)    (7,237)   (204)      (654)   (71)    (116)       (6)     (32)     (21)      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....    469      3,332      45        264    (38)     307        (6)     (10)     (20)      --        --
===================================================================================================================================
LIMITED MATURITY BOND FUND
Shares issued ..............  3,546     12,357     194      1,547      8       40        13      116        7        9        18
Share reinvested ...........    122        233       7         14      1        2         1        2        1       --        --
Shares redeemed ............ (6,099)   (12,119)   (131)    (1,893)   (17)     (63)      (47)    (129)    (111)      (6)       (4)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .... (2,431)       471      70       (332)    (8)     (21)      (33)     (11)    (103)       3        14
===================================================================================================================================
TOTAL RETURN ADVANTAGE FUND
Shares issued ..............  2,969     14,355      79        261     15       59         3       23        4       21        39
Share reinvested ...........    188        775       4         16      1        5        --        1       --        1         1
Shares redeemed ............ (3,180)    (6,318)    (80)      (225)   (12)     (27)       (4)     (20)      (8)     (11)       (8)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....    (23)     8,812       3         52      4       37        (1)       4       (4)      11        32
===================================================================================================================================

                                                                             125

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004 (UNAUDITED)

                                                                          (000)
                            -------------------------------------------------------------------------------------------------------
                                  CLASS I           CLASS A            CLASS B            CLASS C       CLASS H       CLASS R
                            -----------------  -----------------  -----------------  -----------------  -------  ------------------
                               SIX                SIX                SIX               SIX                         SIX
                             MONTHS    YEAR     MONTHS    YEAR     MONTHS    YEAR     MONTHS    YEAR     YEAR     MONTHS   PERIOD
                              ENDED    ENDED     ENDED    ENDED     ENDED    ENDED     ENDED    ENDED    ENDED     ENDED    ENDED
                            11/30/04  5/31/04  11/30/04  5/31/04  11/30/04  5/31/04  11/30/04  5/31/04  5/31/04  11/30/04  5/31/04
-----------------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT BOND FUND
Shares issued ..............  2,448     12,999     206        431     --       --        --       --       --       --        --
Share reinvested ...........     66         48       4          2     --       --        --       --       --       --        --
Shares redeemed ............ (3,931)    (8,271)    (82)      (126)    --       --        --       --       --       --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .... (1,417)     4,776     128        307     --       --        --       --       --       --        --
===================================================================================================================================
INTERMEDIATE TAX EXEMPT BOND FUND
Shares issued ..............    847      3,103     298        811      5        3        --       13        5       --        --
Share reinvested ...........     10         22      10          8     --        1        --       --       --       --        --
Shares redeemed ............ (2,533)    (3,672)   (114)      (420)   (24)      (5)       (4)     (13)      (5)      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .... (1,676)      (547)    194        399    (19)      (1)       (4)      --       --       --        --
===================================================================================================================================
MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND
Shares issued ..............    237      1,891     300        151      4        6         9       --       --       --        --
Share reinvested ...........     33         69      18         36      1        3        --       --       --       --        --
Shares redeemed ............ (1,345)    (3,518)    (61)      (238)    (7)     (46)       --      (22)      (7)      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .... (1,075)    (1,558)    257        (51)    (2)     (37)        9      (22)      (7)      --        --
===================================================================================================================================
OHIO INTERMEDIATE TAX EXEMPT BOND FUND
Shares issued ..............    866      3,070     119        250     10       23        --       16       --       --        --
Share reinvested ...........      9         28      13         29      1        1         1        2       --       --        --
Shares redeemed ............ (1,935)    (2,856)    (46)      (693)    (1)      (6)       (9)     (16)     (13)      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) .... (1,060)       242      86       (414)    10       18        (8)       2      (13)      --        --
===================================================================================================================================
PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND
Shares issued ..............    554      1,014       3         50     --       --        --       14        2       --        --
Share reinvested ...........      1          4       1          2     --       --        --        1       --       --        --
Shares redeemed ............   (652)      (858)     (3)       (30)    --       --        --      (13)      (2)      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) ....    (97)       160       1         22     --       --        --        2       --       --        --
===================================================================================================================================

7.  MARKET AND CREDIT RISK

Some countries in which certain of the Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition of the Fund.

Balanced Allocation, Bond, Government Mortgage, Intermediate Bond, Limited Maturity Bond, Total Return Advantage and Ultra Short Bond Funds may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of

1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. Intermediate Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by Intermediate Tax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio Intermediate Tax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Statements of Net Assets.

The rating of long-term debt as a percentage of total value of investments at November 30, 2004, is as follows:

                      INTERMEDIATE    MICHIGAN         OHIO       PENNSYLVANIA
                           TAX      INTERMEDIATE   INTERMEDIATE   INTERMEDIATE
STANDARD &POOR'S/        EXEMPT      MUNICIPAL      TAX EXEMPT     MUNICIPAL
MOODY'S RATINGS           BOND         BOND            BOND          BOND
-----------------     ------------  ------------   ------------   ------------
    AAA/Aaa               66.3%        79.5%          70.0%           79.4%
     AA/Aa                25.4         15.5           23.6            16.9
      A/A                  8.3           --            4.4             2.7
    BBB/Baa                 --          5.0            1.6             0.5
      NR                    --           --            0.4             0.5
                         -----        -----          -----           -----
                         100.0%       100.0%         100.0%          100.0%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are categorized according to their lowest rating.

8.  SECURITIES LENDING

To generate additional income, the Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with Union Bank of California
(UBOC), the securities lending agent. The Funds may lend up to 50% of securities in which they are invested requiring that the loan be continuously secured by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities loaned. The Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral.

Effective November 1, 2004, the Funds' share of the interest received on the collateral net of any expenses incurred by UBOC increased from 60% to 70%. Prior to November 1, 2004, PFPC Inc., served in the capacity of the Record Administrator under the terms of the Securities Lending Record Administration Agreement with UBOC. PFPC was paid 10% of the interest earned by UBOC in consideration of services rendered pursuant to this agreement. The Record Administrator used a portion of such income to pay advertising and marketing expenses for the benefit of the Funds.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by IMC to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of IMC, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. The loaned securities were fully collateralized by cash, U.S. government securities, short-term corporate notes and repurchase agreements as shown in the Statements of Net Assets.

ARMADA FUNDS
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004 (UNAUDITED)

9.  FUND LIQUIDATION

Effective August 31, 2004, the Armada Tax Managed Equity Fund was liquidated pursuant to a Plan of Liquidation approved by the Armada Board on July 22, 2004.

10. FUND MERGERS/REORGANIZATIONS

Effective October 11, 2004, under the Plan of Reorganization approved on October 7, 2004 by shareholders of the Riverfront Funds, all of the assets and liabilities of the Riverfront Funds were transferred in a tax free exchange into the corresponding Armada Funds as follows:

                                                   RIVERFRONT FUNDS
                             ----------------------------------------------------------------
                                                              UNREALIZED      ACCUMULATED
                               SHARES       NET ASSETS ON    APPRECIATION    NET REALIZED
  RIVERFRONT FUND             EXCHANGED       10/10/04      (DEPRECIATION)      LOSSES
---------------------------------------------------------------------------------------------
Balanced Fund                 1,157,533     $11,730,631      $  377,864     $ (3,185,800)
Large Company Select Fund     2,843,104      21,308,937        (301,768)     (21,447,303)
Select Value Fund             2,348,857      20,633,711       2,161,697      (12,194,355)
Small Company Select Fund     2,089,368       9,655,473        (230,648)      (4,137,674)
US Government Fund            4,311,783      41,452,663          87,277               --
---------------------------------------------------------------------------------------------

                                              ARMADA FUNDS
                             -----------------------------------------

                                                         NET ASSETS ON    AGGREGATE NET
  RIVERFRONT FUND                  ACQUIRING FUND          10/10/04           ASSETS
----------------------------------------------------------------------------------------
Balanced Fund                 Balanced Allocation Fund   $157,994,088     $169,724,719
Large Company Select Fund     Large Cap Growth Fund       654,110,443      675,419,380
Select Value Fund             Large Cap Value Fund        584,730,753      605,364,464
Small Company Select Fund     Small Cap Growth Fund        83,236,418       92,891,891
US Government Fund            Government Mortgage Fund    261,542,465      302,995,128
----------------------------------------------------------------------------------------

Effective November 21, 2003, all of the assets and liabilities of GNMA Fund were transferred into Government Mortgage Fund. Under the Plan of Reorganization, approved on November 18, 2003 by shareholders of GNMA Fund, 15,274,880 shares of Government Mortgage Fund were issued for net assets of $144,295,749 (including unrealized appreciation of $2,750,253 and accumulated net realized losses of $789,834) of GNMA Fund in a tax free exchange. The net assets of GNMA Fund of $144,295,749 were combined with Government Mortgage Fund's net assets of $173,925,556 (including unrealized depreciation of $2,710,943) aggregating net assets of $318,221,305, immediately after the combination.

Effective April 23, 2004, all of the assets and liabilities of Large Cap Ultra Fund were transferred into Large Cap Growth Fund. Under the Plan of Reorganization, approved on April 20, 2004 by shareholders of Large Cap Ultra Fund, 3,300,291 shares of Large Cap Growth Fund were issued for net assets of $63,258,943 (including unrealized appreciation of $16,427,203 and accumulated net realized losses of $41,782,399) of Large Cap Ultra Fund in a tax free exchange. The net assets of Large Cap Ultra Fund of $63,258,943 were combined with Large Cap Growth Fund's net assets of $695,770,544 (including unrealized appreciation of $106,885,113) aggregating net assets of $759,029,487, immediately after the combination.

11. INDEMNIFICATIONS

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is immaterial. The Funds have not had prior claims or losses pursuant to the contracts and expect the risk of loss to be remote.

-------------------------------------------------------------------------------

ARMADA FUNDS
N-PX

The Securities and Exchange Commission ("SEC") adopted a requirement that all Funds file their complete proxy voting record with the SEC on an annual basis on new Form N-PX. Such filing, for the 12-month period ended June 30, must be made no later than August 31 of each year. A description of the policies and proceedures that Armada Funds uses to determine how to vote proxies relating to their portfolio securities as well as information regarding how Armada Funds voted proxies during the most recent 12-month period ending June 30, 2004, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund's website at www.armadafunds.com, or the SEC's website at http://www.sec.gov.

                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114


                                   DISTRIBUTOR
                       Professional Funds Distributor, LLC
                                 760 Moore Road
                            King of Prussia, PA 19406


                                  LEGAL COUNSEL
                            Drinker Biddle &Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996




                                                                  [LOGO OMITTED]
                                                                       ARMADA(R)
                                                                        FUNDS

[LOGO OMITTED]
        ARMADA(R)
         FUNDS

WWW.ARMADAFUNDS.COM

760 Moore Road
King of Prussia, PA 19406







INVESTMENT ADVISER:

[LOGO OMITTED]
NATIONAL CITY(R)
INVESTMENT MANAGEMENT COMPANY

1900 East Ninth Street, 22nd Floor
Cleveland, OH 44114







ARM-SA-004-0200 (11/04)



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.


ITEM 11. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

      (a)(1)  Not applicable.

      (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        Armada Funds
             -----------------------------------------------------------

By (Signature and Title)*  /s/ Herbert Martens
                         -----------------------------------------------
                           Herbert Martens, President & Trustee
                           (principal executive officer)

Date                January 24, 2005
    --------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Herbert Martens
                         -----------------------------------------------
                           Herbert Martens, President & Trustee
                           (principal executive officer)

Date                January 24, 2005
    --------------------------------------------------------------------


By (Signature and Title)*  /s/ Dennis J. Westley
                         -----------------------------------------------
                           Dennis J. Westley, Treasurer
                           (principal financial officer)

Date                January 24, 2005
    --------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.